UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03605

                       Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                                   Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                                   Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

Item 1.	Reports to Stockholders.

EQUITY PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	INTERNATIONAL GROWTH PORTFOLIO

19	INTERNATIONAL EQUITY INDEX PORTFOLIO

35	SMALL COMPANY INDEX PORTFOLIO

61	FOCUSED GROWTH PORTFOLIO

63	DIVERSIFIED GROWTH PORTFOLIO

66	EQUITY INDEX PORTFOLIO

75	NOTES TO THE FINANCIAL STATEMENTS

86	FUND EXPENSES

88	TRUSTEES AND OFFICERS

88	APPROVAL OF ADVISORY AGREEMENT

92	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	INTERNATIONAL GROWTH PORTFOLIO	INTERNATIONAL EQUITY INDEX PORTFOLIO
ASSETS:
Investments, at cost(1)	$196,916	$142,058
Investments, at value(1)(3)	$194,223	$131,181
Cash	–	–
Cash held at broker (restricted $66, respectively)	–	66
Foreign currencies held at broker, at value (restricted $238, respectively)	–	574 (4)
Foreign currencies, at value (Cost: $2,432, respectively)	–	2,427
Interest income receivable	3	3
Dividend income receivable	858	666
Receivable for foreign tax withheld	340	227
Receivable for securities sold	2,212	550
Receivable for variation margin on futures contracts	–	–
Receivable for fund shares sold	267	198
Receivable from affiliated administrator	8	21
Unrealized gain on forward foreign currency exchange contracts	–	407
Prepaid and other assets	20	15
Total Assets	197,931	136,335
LIABILITIES:
Cash overdraft	986	–
Unrealized loss on forward foreign currency exchange contracts	5	610
Payable upon return of securities loaned	26,824	11,297
Payable for securities purchased	1,027	1,428
Payable for variation margin on futures contracts	–	10
Payable for fund shares redeemed	–	18
Payable to affiliates:
Investment advisory fees	119	27
Administration fees	22	16
Custody and accounting fees	17	13
Shareholder servicing fees	–	–
Transfer agent fees	2	1
Trustee fees	3	3
Accrued other liabilities	7	7
Total Liabilities	29,012	13,430
Net Assets	$168,919	$122,905
ANALYSIS OF NET ASSETS:
Capital stock	$218,474	$164,825
Accumulated undistributed net investment income (loss)	1,333	1,996
Accumulated undistributed net realized loss	(48,177)	(32,705)
Net unrealized appreciation (depreciation)	(2,711)	(11,211)
Net Assets	$168,919	$122,905
Net Assets:
Class A	$168,890	$122,552
Class C	–	–
Class D	29	353
Total Shares Outstanding (no par value, unlimited shares authorized):
Class A	20,808	17,149
Class C	–	–
Class D	4	52
Net Asset Value, Redemption and Offering Price Per Share:
Class A	$8.12	$7.15
Class C	–	–
Class D	8.17	6.83

(1)	Amount includes cost and value from affiliated portfolios of $27,316, $12,035, $28,088, $9,587, $2,812, and $37,684, respectively. See the Schedules of Investments for further detail on investments in affiliated portfolios.
(2)	Amount includes cost of $585 and value of $531 in Northern Trust Corp.
(3)	Amounts include value of securities loaned of $25,492, $10,787, $25,924, $5,943, $2,640, and $27,538, respectively.
(4)	Cost associated with foreign currencies held at broker is $593.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

SMALL COMPANY INDEX PORTFOLIO	FOCUSED GROWTH PORTFOLIO	DIVERSIFIED GROWTH PORTFOLIO	EQUITY INDEX PORTFOLIO

$84,332	$62,167	$14,220	$501,078	(2)
$84,564	$67,471	$16,024	$459,883	(2)
–	–	–	1
–	–	–	–
–	–	–	–
–	–	–	–
8	–	–	2
46	70	29	991
–	–	–	–
36	357	19	–
2	–	–	–
8	91	–	41
27	8	12	18
–	–	–	–
7	9	5	8
84,698	68,006	16,089	460,944

–	–	–	–
–	–	–	–
26,957	6,221	2,753	28,744
314	1,807	–	–
16	–	–	129
17	–	74	110

10	39	7	38
5	5	1	38
13	5	4	3
–	–	–	2
1	1	–	4
3	3	3	7
8	8	12	7
27,344	8,089	2,854	29,082
$57,354	$59,917	$13,235	$431,862

$79,121	$98,812	$34,476	$513,903
329	61	(12)	266
(22,332)	(44,260)	(23,033)	(40,559)
236	5,304	1,804	(41,748)
$57,354	$59,917	$13,235	$431,862

$57,251	$59,752	$13,128	$428,944
–	74	–	1,268
103	91	107	1,650

3,879	5,262	2,258	39,638
–	7	–	118
7	8	19	154

$14.76	$11.36	$5.82	$10.82
–	11.07	–	10.78
14.61	10.81	5.53	10.74

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF OPERATIONS

Amounts in thousands	INTERNATIONAL GROWTH PORTFOLIO	INTERNATIONAL EQUITY INDEX PORTFOLIO
INVESTMENT INCOME:
Dividend income	$2,968 (1)	$2,624 (1)
Interest income	1	–
Net income from securities loaned	19	20
Other income	–	1
Total Investment Income	2,988	2,645
EXPENSES:
Investment advisory fees	886	203
Administration fees	148	122
Custody and accounting fees	106	91
Transfer agent fees	10	8
Blue sky fees	13	14
SEC fees	1	1
Printing fees	3	3
Audit fees	2	2
Legal fees	5	5
Shareholder servicing fees	–	1
Trustee fees	4	4
Interest expense	–	1
Insurance fees	2	2
Other	4	4
Total Expenses	1,184	461
Less waivers of investment advisory fees	(98)	–
Less expenses reimbursed by administrator	(42)	(126)
Net Expenses	1,044	335
Net Investment Income	1,944	2,310
NET REALIZED AND UNREALIZED GAINS( LOSSES):
Net realized gains (losses) on:
Investments	(3,916)	(10,281)
Written options	–	–
Futures contracts	–	(140)
Foreign currency transactions	183	3
Net change in unrealized appreciation (depreciation) on:
Investments	(16,243)	(6,264)
Futures contracts	–	(101)
Foreign currency transactions and forward foreign currency exchange contracts	(8)	(340)
Translation of other assets and liabilities denominated in foreign currencies	(65)	(38)
Net Gains (Losses)	(20,049)	(17,161)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(18,105)	$(14,851)

(1)	Net of $325 and $273 in non-reclaimable foreign withholding taxes in the International Growth and International Equity Index Portfolios, respectively.
(2)	Amount includes dividend income from Northern Trust Corp. of $6.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

SMALL COMPANY INDEX PORTFOLIO	FOCUSED GROWTH PORTFOLIO	DIVERSIFIED GROWTH PORTFOLIO	EQUITY INDEX PORTFOLIO

$386	$316	$109	$4,476 (2)
1	1	–	3
64	4	1	35
–	1	–	1
451	322	110	4,515

59	255	47	233
30	30	6	233
59	14	29	63
3	3	1	25
14	12	19	16
1	1	1	1
3	3	3	3
2	2	2	2
5	5	4	5
–	–	–	3
4	4	4	4
–	–	–	–
2	2	3	2
4	4	3	4
186	335	122	594
–	(30)	(6)	–
(94)	(47)	(68)	(100)
92	258	48	494
359	64	62	4,021

(1,968)	1,247	833	(8,633)
–	–	2	–
191	–	–	725
–	–	–	–

9,494	(2,788)	(862)	7,903
13	–	–	(979)
–	–	–	–
–	–	–	–
7,730	(1,541)	(27)	(984)
$8,089	$(1,477)	$35	$3,037

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	INTERNATIONAL GROWTH PORTFOLIO		INTERNATIONAL EQUITY INDEX PORTFOLIO
Amounts in thousands	2010	2009	2010	2009
OPERATIONS:
Net investment income	$1,944	$2,697	$2,310	$2,560
Net realized gains (losses)	(3,733)	(29,064)	(10,418)	(18,620)
Net change in unrealized appreciation (depreciation)	(16,316)	72,256	(6,743)	45,931
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,105)	45,889	(14,851)	29,871
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	12,293	14,786	(40,763)	90,515
Net increase (decrease) in net assets resulting from Class C share transactions	–	–	–	–
Net increase (decrease) in net assets resulting from Class D share transactions	(367)	(54)	(514)	(39)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	11,926	14,732	(41,277)	90,476
DISTRIBUTIONS TO CLASS A SHAREHOLDERS :
From net investment income	(3,706)	(4,464)	(2,881)	(2,474)
From net realized gains	–	–	–	(3,774)
Total Distributions to Class A shareholders	(3,706)	(4,464)	(2,881)	(6,248)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS :
From net investment income	–	–	–	–
From net realized gains	–	–	–	–
Total Distributions to Class C shareholders	–	–	–	–
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income	(6)	(11)	(6)	(26)
From net realized gains	–	–	–	(45)
Total Distributions to Class D shareholders	(6)	(11)	(6)	(71)
Total Increase (Decrease) in Net Assets	(9,891)	56,146	(59,015)	114,028
NET ASSETS:
Beginning of period	178,810	122,664	181,920	67,892
End of period	$168,919	$178,810	$122,905	$181,920
Accumulated Undistributed Net Investment Income (Loss)	$1,333	$3,101	$1,996	$2,573

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30, 2009

SMALL COMPANY INDEX PORTFOLIO		FOCUSED GROWTH PORTFOLIO		DIVERSIFIED GROWTH PORTFOLIO		EQUITY INDEX PORTFOLIO
2010	2009	2010	2009	2010	2009	2010	2009

$359	$705	$64	$326	$62	$349	$4,021	$8,900
(1,777)	(8,648)	1,247	(7,084)	835	(16,812)	(7,908)	(32,511)
9,507	17,701	(2,788)	18,765	(862)	18,131	6,924	101,889
8,089	9,758	(1,477)	12,007	35	1,668	3,037	78,278

(4,671)	(390)	2,045	(4,727)	1,685	(30,072)	(25,454)	2,094
–	–	3	(18)	–	–	(154)	(6,215)
–	–	(2)	4	10	(197)	(292)	(242)
(4,671)	(390)	2,046	(4,741)	1,695	(30,269)	(25,900)	(4,363)

(649)	(927)	(263)	(380)	(323)	(746)	(3,972)	(8,868)
–	–	–	–	–	–	–	(26,505)
(649)	(927)	(263)	(380)	(323)	(746)	(3,972)	(35,373)

–	–	–	–	–	–	(10)	(49)
–	–	–	–	–	–	–	(546)
–	–	–	–	–	–	(10)	(595)

(1)	(1)	–	–	(2)	(4)	(12)	(37)
–	–	–	–	–	–	–	(126)
(1)	(1)	–	–	(2)	(4)	(12)	(163)
2,768	8,440	306	6,886	1,405	(29,351)	(26,857)	37,784

54,586	46,146	59,611	52,725	11,830	41,181	458,719	420,935
$57,354	$54,586	$59,917	$59,611	$13,235	$11,830	$431,862	$458,719
$329	$620	$61	$260	$(12)	$251	$266	$239

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS

INTERNATIONAL GROWTH PORTFOLIO	CLASS A
Selected per share data	2010(1)	2009(1)	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.11	$6.91	$15.02	$12.91	$10.31	$9.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	0.14	0.23	0.17	0.15	0.16
Net realized and unrealized gains (losses)	(0.92)	2.31	(5.94)	2.46	2.58	0.82
Total from Investment Operations	(0.83)	2.45	(5.71)	2.63	2.73	0.98
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.16)	(0.25)	(0.20)	(0.13)	(0.13)	(0.11)
From net realized gains	–	–	(2.20)	(0.39)	–	–
Total Distributions Paid	(0.16)	(0.25)	(2.40)	(0.52)	(0.13)	(0.11)
Net Asset Value, End of Period	$8.12	$9.11	$6.91	$15.02	$12.91	$10.31
Total Return(3)	(9.23)%	36.78%	(44.80)%	21.00%	26.70%	10.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$168,890	$178,417	$122,311	$258,359	$211,732	$169,921
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	1.06%	1.06%	1.06%	1.06%	1.06%	1.07	%(5)
Expenses, before waivers, reimbursements and credits	1.20%	1.23%	1.21%	1.19%	1.20%	1.21%
Net investment income, net of waivers, reimbursements and credits	1.98%	1.91%	2.01%	1.23%	1.32%	1.57%
Net investment income, before waivers, reimbursements and credits	1.84%	1.74%	1.86%	1.10%	1.18%	1.43%
Portfolio Turnover Rate	23.22%	60.07%	75.41%	87.63%	94.13%	85.60%

			CLASS D
Selected per share data	2010(1)	2009(1)	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.14	$6.92	$15.02	$12.92	$10.32	$9.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.11	0.14	0.11	0.12	0.09
Net realized and unrealized gains (losses)	(0.88)	2.32	(5.90)	2.46	2.57	0.87
Total from Investment Operations	(0.84)	2.43	(5.76)	2.57	2.69	0.96
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.13)	(0.21)	(0.14)	(0.08)	(0.09)	(0.07)
From net realized gains	–	–	(2.20)	(0.39)	–	–
Total Distributions Paid	(0.13)	(0.21)	(2.34)	(0.47)	(0.09)	(0.07)
Net Asset Value, End of Period	$8.17	$9.14	$6.92	$15.02	$12.92	$10.32
Total Return(3)	(8.75)%	36.24%	(44.99)%	20.46%	26.21%	10.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$29	$393	$353	$674	$552	$481
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	1.45%	1.45%	1.45%	1.45%	1.45%	1.46	%(5)
Expenses, before waivers, reimbursements and credits	1.59%	1.62%	1.60%	1.58%	1.59%	1.60%
Net investment income, net of waivers, reimbursements and credits	1.59%	1.52%	1.62%	0.84%	0.93%	1.18%
Net investment income, before waivers, reimbursements and credits	1.45%	1.35%	1.47%	0.71%	0.79%	1.04%
Portfolio Turnover Rate	23.22%	60.07%	75.41%	87.63%	94.13%	85.60%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Expense ratios, net of waivers, reimbursements and credits, for the year would have been 1.06% and 1.45% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio’s temporary borrowing against a line of credit.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

INTERNATIONAL EQUITY INDEX PORTFOLIO	CLASS A
Selected per share data	2010(1)	2009(1)	2008(1)	2007(1)	2006	2005(1)
Net Asset Value, Beginning of Period	$8.21	$6.61	$15.73	$15.54	$12.61	$11.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	0.19	0.31	0.36	0.33	0.27
Net realized and unrealized gains (losses)	(1.03)	2.02	(6.50)	1.94	3.14	1.13
Total from Investment Operations	(0.92)	2.21	(6.19)	2.30	3.47	1.40
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.14)	(0.24)	(0.49)	(0.46)	(0.24)	(0.20)
From net realized gains	–	(0.37)	(2.44)	(1.65)	(0.30)	–
Total Distributions Paid	(0.14)	(0.61)	(2.93)	(2.11)	(0.54)	(0.20)
Net Asset Value, End of Period	$7.15	$8.21	$6.61	$15.73	$15.54	$12.61
Total Return(3)	(11.37)%	36.57%	(47.77)%	16.74%	28.52%	12.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$122,552	$181,004	$67,131	$134,611	$127,809	$115,608
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.41%	0.41%	0.41%	0.41%	0.41%	0.46	%(5)
Expenses, before waivers, reimbursements and credits	0.57%	0.62%	0.61%	0.57%	0.58%	0.65%
Net investment income, net of waivers, reimbursements and credits	2.84%	2.66%	2.96%	2.42%	2.43%	2.29%
Net investment income, before waivers, reimbursements and credits	2.68%	2.45%	2.76%	2.26%	2.26%	2.10%
Portfolio Turnover Rate	11.17%	35.06%	43.61%	73.12%	68.17%	110.54%

			CLASS D
Selected per share data	2010(1)	2009(1)	2008(1)	2007(1)	2006	2005(1)
Net Asset Value, Beginning of Period	$7.82	$6.34	$15.22	$15.09	$12.26	$11.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	0.15	0.23	0.24	0.30	0.18
Net realized and unrealized gains (losses)	(0.99)	1.92	(6.20)	1.94	3.02	1.12
Total from Investment Operations	(0.90)	2.07	(5.97)	2.18	3.32	1.30
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.09)	(0.22)	(0.47)	(0.40)	(0.19)	(0.16)
From net realized gains	–	(0.37)	(2.44)	(1.65)	(0.30)	–
Total Distributions Paid	(0.09)	(0.59)	(2.91)	(2.05)	(0.49)	(0.16)
Net Asset Value, End of Period	$6.83	$7.82	$6.34	$15.22	$15.09	$12.26
Total Return(3)	(11.60)%	35.64%	(47.93)%	16.40%	28.03%	11.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$353	$916	$761	$659	$93	$73
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.80%	0.80%	0.80%	0.80%	0.80%	0.85	%(5)
Expenses, before waivers, reimbursements and credits	0.96%	1.01%	1.00%	0.96%	0.97%	1.04%
Net investment income, net of waivers, reimbursements and credits	2.45%	2.27%	2.57%	2.03%	2.04%	1.90%
Net investment income, before waivers, reimbursements and credits	2.29%	2.06%	2.37%	1.87%	1.87%	1.71%
Portfolio Turnover Rate	11.17%	35.06%	43.61%	73.12%	68.17%	110.54%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Effective 3/1/05, the expense cap decreased from 0.51% to 0.41% and from 0.90% to 0.80% for Class A and Class D, respectively. Expense ratios, net of waivers, reimbursements and credits, for the year would have been 0.44% and 0.83% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

SMALL COMPANY INDEX PORTFOLIO	CLASS A
Selected per share data	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$13.01	$10.63	$17.20	$17.52	$15.12	$14.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.16	0.25	0.20	0.16	0.18
Net realized and unrealized gains (losses)	1.81	2.43	(6.60)	(0.39)	2.41	0.95
Total from Investment Operations	1.91	2.59	(6.35)	(0.19)	2.57	1.13
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.21)	(0.22)	(0.13)	(0.17)	(0.09)
Total Distributions Paid	(0.16)	(0.21)	(0.22)	(0.13)	(0.17)	(0.09)
Net Asset Value, End of Period	$14.76	$13.01	$10.63	$17.20	$17.52	$15.12
Total Return(1)	14.76%	24.87%	(37.38)%	(1.05)%	17.12%	8.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$57,251	$54,495	$46,072	$83,426	$102,484	$73,416
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Expenses, before waivers, reimbursements and credits	0.63%	0.69%	0.70%	0.54%	0.53%	0.55%
Net investment income, net of waivers, reimbursements and credits	1.22%	1.51%	1.55%	1.36%	1.19%	1.11%
Net investment income, before waivers, reimbursements and credits	0.90%	1.13%	1.16%	1.13%	0.97%	0.87%
Portfolio Turnover Rate	13.64%	30.51%	47.00%	37.40%	45.99%	33.95%

			CLASS D
Selected per share data	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.86	$10.48	$16.95	$17.25	$14.89	$13.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	0.12	0.13	0.12	0.08	0.10
Net realized and unrealized gains (losses)	1.81	2.40	(6.45)	(0.37)	2.39	0.97
Total from Investment Operations	1.87	2.52	(6.32)	(0.25)	2.47	1.07
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)	(0.14)	(0.15)	(0.05)	(0.11)	(0.05)
Total Distributions Paid	(0.12)	(0.14)	(0.15)	(0.05)	(0.11)	(0.05)
Net Asset Value, End of Period	$14.61	$12.86	$10.48	$16.95	$17.25	$14.89
Total Return(1)	14.56%	24.38%	(37.64)%	(1.41)%	16.66%	7.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$103	$91	$74	$186	$243	$373
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, before waivers, reimbursements and credits	1.02%	1.08%	1.09%	0.93%	0.92%	0.94%
Net investment income, net of waivers, reimbursements and credits	0.83%	1.12%	1.16%	0.97%	0.80%	0.72%
Net investment income, before waivers, reimbursements and credits	0.51%	0.74%	0.77%	0.74%	0.58%	0.48%
Portfolio Turnover Rate	13.64%	30.51%	47.00%	37.40%	45.99%	33.95%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER  30,

FOCUSED GROWTH PORTFOLIO	CLASS A
Selected per share data	2010(1)	2009(1)	2008(1)	2007(1)	2006	2005(1)
Net Asset Value, Beginning of Period	$11.65	$9.35	$15.53	$13.33	$12.46	$11.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.06	0.06	0.08	0.07	0.04
Net realized and unrealized gains (losses)	(0.25)	2.31	(6.15)	2.19	0.84	0.81
Total from Investment Operations	(0.24)	2.37	(6.09)	2.27	0.91	0.85
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.07)	(0.09)	(0.07)	(0.04)	(0.06)
Total Distributions Paid	(0.05)	(0.07)	(0.09)	(0.07)	(0.04)	(0.06)
Net Asset Value, End of Period	$11.36	$11.65	$9.35	$15.53	$13.33	$12.46
Total Return(2)	(2.05)%	25.51%	(39.45)%	17.12%	7.29%	7.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$59,752	$59,444	$52,578	$97,501	$95,041	$150,994
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Expenses, before waivers, reimbursements and credits	1.12%	1.17%	1.11%	1.06%	1.06%	1.01%
Net investment income, net of waivers, reimbursements and credits	0.21%	0.62%	0.46%	0.57%	0.48%	0.26%
Net investment income (loss), before waivers, reimbursements and credits	(0.05)%	0.31%	0.21%	0.37%	0.28%	0.11%
Portfolio Turnover Rate	35.54%	217.54%	242.18%	146.66%	151.02%	178.43%

			CLASS C
Selected per share data	2010(1)	2009(1)	2008(1)	2007(1)	2006	2005(1)
Net Asset Value, Beginning of Period	$11.34	$9.09	$15.10	$12.98	$12.23	$11.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	–	0.04	0.03	0.01	(0.07)	–
Net realized and unrealized gains (losses)	(0.24)	2.24	(5.98)	2.16	0.86	0.82
Total from Investment Operations	(0.24)	2.28	(5.95)	2.17	0.79	0.82
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.03)	(0.06)	(0.05)	(0.04)	(0.04)
Total Distributions Paid	(0.03)	(0.03)	(0.06)	(0.05)	(0.04)	(0.04)
Net Asset Value, End of Period	$11.07	$11.34	$9.09	$15.10	$12.98	$12.23
Total Return(2)	(2.15)%	25.19%	(39.57)%	16.78%	6.44%	7.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$74	$72	$75	$125	$92	$7,779
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses, before waivers, reimbursements and credits	1.36%	1.41%	1.35%	1.30%	1.30%	1.25%
Net investment income (loss), net of waivers, reimbursements and credits	(0.03)%	0.38%	0.22%	0.33%	0.24%	0.02%
Net investment income (loss), before waivers, reimbursements and credits	(0.29)%	0.07%	(0.03)%	0.13%	0.04%	(0.13)%
Portfolio Turnover Rate	35.54%	217.54%	242.18%	146.66%	151.02%	178.43%

(1)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

FOCUSED GROWTH PORTFOLIO	CLASS D
Selected per share data	2010(1)	2009(1)	2008(1)	2007(1)	2006	2005(1)
Net Asset Value, Beginning of Period	$11.08	$8.88	$14.76	$12.68	$11.90	$11.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01)	0.02	0.01	(0.05)	(0.08)	(0.02)
Net realized and unrealized gains (losses)	(0.24)	2.20	(5.86)	2.14	0.90	0.79
Total from Investment Operations	(0.25)	2.22	(5.85)	2.09	0.82	0.77
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.02)	(0.03)	(0.01)	(0.04)	(0.02)
Total Distributions Paid	(0.02)	(0.02)	(0.03)	(0.01)	(0.04)	(0.02)
Net Asset Value, End of Period	$10.81	$11.08	$8.88	$14.76	$12.68	$11.90
Total Return(2)	(2.29)%	25.02%	(39.73)%	16.51%	6.87%	6.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$91	$95	$72	$133	$139	$231
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before waivers, reimbursements and credits	1.51%	1.56%	1.50%	1.45%	1.45%	1.40%
Net investment income (loss), net of waivers, reimbursements and credits	(0.18)%	0.23%	0.07%	0.18%	0.09%	(0.13)%
Net investment loss, before waivers, reimbursements and credits	(0.44)%	(0.08)%	(0.18)%	(0.02)%	(0.11)%	(0.28)%
Portfolio Turnover Rate	35.54%	217.54%	242.18%	146.66%	151.02%	178.43%

(1)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

DIVERSIFIED GROWTH PORTFOLIO	CLASS A
Selected per share data	2010(1)	2009(1)	2008		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$5.93	$4.53	$8.02		$8.09	$8.30	$7.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.07	0.07		0.09	0.07	0.05
Net realized and unrealized gains (losses)	0.02	1.41	(2.99)		0.44	0.57	0.73
Total from Investment Operations	0.05	1.48	(2.92)		0.53	0.64	0.78
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.08)	(0.07)		(0.07)	(0.06)	(0.06)
From net realized gains	–	–	(0.50)		(0.53)	(0.79)	–
Total Distributions Paid	(0.16)	(0.08)	(0.57)		(0.60)	(0.85)	(0.06)
Net Asset Value, End of Period	$5.82	$5.93	$4.53		$8.02	$8.09	$8.30
Total Return(2)	0.88%	33.31%	(39.04)%		6.90%	8.36%	10.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$13,128	$11,731	$40,922		$59,875	$42,505	$38,154
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.76%	0.76%	0.77	%(4)	0.76%	0.76%	0.77	%(4)
Expenses, before waivers, reimbursements and credits	1.95%	1.47%	1.14%		1.07%	1.15%	1.08%
Net investment income, net of waivers, reimbursements and credits	0.99%	1.57%	1.31%		1.09%	0.96%	0.64%
Net investment income (loss), before waivers, reimbursements and credits	(0.20)%	0.86%	0.94%		0.78%	0.57%	0.33%
Portfolio Turnover Rate	31.64%	79.03%	117.55%		89.01%	123.43%	49.34%

			CLASS D
Selected per share data	2010(1)	2009(1)	2008		2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$5.62	$4.29	$7.62		$7.73	$7.95	$7.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.05	0.07		0.05	0.04	0.01
Net realized and unrealized gains (losses)	0.02	1.34	(2.86)		0.43	0.54	0.70
Total from Investment Operations	0.04	1.39	(2.79)		0.48	0.58	0.71
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)	(0.06)	(0.04)		(0.06)	(0.01)	(0.03)
From net realized gains	–	–	(0.50)		(0.53)	(0.79)	–
Total Distributions Paid	(0.13)	(0.06)	(0.54)		(0.59)	(0.80)	(0.03)
Net Asset Value, End of Period	$5.53	$5.62	$4.29		$7.62	$7.73	$7.95
Total Return(2)	0.67%	32.83%	(39.29)%		6.50%	7.87%	9.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$107	$99	$259		$442	$195	$136
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	1.15%	1.15%	1.16	%(4)	1.15%	1.15%	1.16	%(4)
Expenses, before waivers, reimbursements and credits	2.34%	1.86%	1.53%		1.46%	1.54%	1.47%
Net investment income, net of waivers, reimbursements and credits	0.60%	1.18%	0.92%		0.70%	0.57%	0.25%
Net investment income (loss), before waivers, reimbursements and credits	(0.59)%	0.47%	0.55%		0.39%	0.18%	(0.06)%
Portfolio Turnover Rate	31.64%	79.03%	117.55%		89.01%	123.43%	49.34%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Expense ratios, net of waivers, reimbursements and credits, for the year would have been 0.76% and 1.15% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio’s temporary borrowing against a line of credit.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

EQUITY INDEX PORTFOLIO	CLASS A
Selected per share data	2010(1)	2009(1)	2008(1)	2007	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$10.88	$9.51	$17.29	$17.17	$15.89	$15.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.22	0.28	0.29	0.27	0.26
Net realized and unrealized gains (losses)	(0.06)	1.98	(6.26)	0.95	1.87	0.97
Total from Investment Operations	0.04	2.20	(5.98)	1.24	2.14	1.23
LESS DISTRIBUTIONS PAID:
From net investment income	(0.10)	(0.22)	(0.28)	(0.29)	(0.28)	(0.25)
From net realized gains	–	(0.61)	(1.52)	(0.83)	(0.58)	(0.20)
Total Distributions Paid	(0.10)	(0.83)	(1.80)	(1.12)	(0.86)	(0.45)
Net Asset Value, End of Period	$10.82	$10.88	$9.51	$17.29	$17.17	$15.89
Total Return(2)	0.35%	25.44%	(38.22)%	7.59%	14.03%	8.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$428,944	$455,354	$410,534	$761,863	$725,157	$746,734
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Expenses, before waivers, reimbursements and credits	0.25%	0.25%	0.25%	0.25%	0.28%	0.34%
Net investment income, net of waivers, reimbursements and credits	1.73%	2.34%	2.07%	1.74%	1.72%	1.70%
Net investment income, before waivers, reimbursements and credits	1.69%	2.30%	2.03%	1.70%	1.65%	1.57%
Portfolio Turnover Rate	7.62%	20.10%	15.88%	43.91%	17.12%	18.74%

			CLASS C
Selected per share data	2010(1)	2009(1)	2008(1)	2007	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$10.83	$9.46	$17.21	$17.09	$15.82	$15.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	0.20	0.25	0.23	0.24	0.22
Net realized and unrealized gains (losses)	(0.05)	1.97	(6.23)	0.97	1.85	0.97
Total from Investment Operations	0.03	2.17	(5.98)	1.20	2.09	1.19
LESS DISTRIBUTIONS PAID:
From net investment income	(0.08)	(0.19)	(0.25)	(0.25)	(0.24)	(0.22)
From net realized gains	–	(0.61)	(1.52)	(0.83)	(0.58)	(0.20)
Total Distributions Paid	(0.08)	(0.80)	(1.77)	(1.08)	(0.82)	(0.42)
Net Asset Value, End of Period	$10.78	$10.83	$9.46	$17.21	$17.09	$15.82
Total Return(2)	0.31%	25.19%	(38.38)%	7.36%	13.76%	8.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,268	$1,418	$8,458	$25,323	$26,677	$24,892
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Expenses, before waivers, reimbursements and credits	0.49%	0.49%	0.49%	0.49%	0.52%	0.58%
Net investment income, net of waivers, reimbursements and credits	1.49%	2.10%	1.83%	1.50%	1.48%	1.46%
Net investment income, before waivers, reimbursements and credits	1.45%	2.06%	1.79%	1.46%	1.41%	1.33%
Portfolio Turnover Rate	7.62%	20.10%	15.88%	43.91%	17.12%	18.74%
(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER  30,

EQUITY INDEX PORTFOLIO	CLASS D
Selected per share data	2010(1)	2009(1)	2008(1)	2007	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$10.79	$9.44	$17.18	$17.06	$15.79	$15.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	0.18	0.23	0.19	0.21	0.20
Net realized and unrealized gains (losses)	(0.04)	1.96	(6.22)	0.99	1.85	0.96
Total from Investment Operations	0.03	2.14	(5.99)	1.18	2.06	1.16
LESS DISTRIBUTIONS PAID:
From net investment income	(0.08)	(0.18)	(0.23)	(0.23)	(0.21)	(0.19)
From net realized gains	–	(0.61)	(1.52)	(0.83)	(0.58)	(0.20)
Total Distributions Paid	(0.08)	(0.79)	(1.75)	(1.06)	(0.79)	(0.39)
Net Asset Value, End of Period	$10.74	$10.79	$9.44	$17.18	$17.06	$15.79
Total Return(2)	0.23%	24.92%	(38.50)%	7.20%	13.57%	7.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,650	$1,947	$1,943	$4,283	$4,617	$10,385
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, before waivers, reimbursements and credits	0.64%	0.64%	0.64%	0.64%	0.67%	0.73%
Net investment income, net of waivers, reimbursements and credits	1.34%	1.95%	1.68%	1.35%	1.33%	1.31%
Net investment income, before waivers, reimbursements and credits	1.30%	1.91%	1.64%	1.31%	1.26%	1.18%
Portfolio Turnover Rate	7.62%	20.10%	15.88%	43.91%	17.12%	18.74%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7%

Australia – 1.7%

Myer Holdings Ltd.	499,273	$1,336
QBE Insurance Group Ltd.	88,513	1,474
		2,810

Belgium – 1.9%
Anheuser-Busch InBev N.V.	68,199	3,288

Brazil – 2.2%

Petroleo Brasileiro S.A. ADR	39,418	1,404
Vale S.A. ADR †	87,830	2,388
		3,792

Canada – 2.7%

Bombardier, Inc., Class B	253,847	1,170

Rogers Communications, Inc., Class B	41,839	1,434

Talisman Energy, Inc.	65,554	1,121
Trican Well Service Ltd.	64,297	763
		4,488

China – 2.5%

Bank of China Ltd., Class H	4,174,000	2,080
China Yurun Food Group Ltd. †	777,000	2,100
		4,180

Finland – 1.4%
UPM-Kymmene OYJ †	188,273	2,414

France – 6.5%

Air Liquide S.A. †	15,822	1,550

BNP Paribas	46,190	2,624

Societe Generale †	65,764	2,829

Total S.A.	65,135	3,016
Veolia Environnement †	36,432	936
		10,955

Germany – 5.4%

Allianz S.E. (Registered)	22,702	2,267

Deutsche Bank A.G. (Registered)	28,740	1,707

E.ON A.G.	55,779	1,693

GEA Group A.G.	58,455	1,179

Linde A.G.	9,687	997
Siemens A.G. (Registered)	14,275	1,296
		9,139

Hong Kong – 2.7%

Esprit Holdings Ltd. †	252,282	1,487
Huabao International Holdings Ltd.	2,458,000	3,030
		4,517

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

India – 0.8%
Sterlite Industries India Ltd. ADR †	91,073	$1,299

Ireland – 0.5%
Covidien PLC	19,301	818

Italy – 0.8%
Enel S.p.A.	289,226	1,327

Japan – 22.3%

Canon, Inc.	51,800	2,134

Chiyoda Corp. †	218,000	1,705

East Japan Railway Co.	23,700	1,533

Fast Retailing Co. Ltd. †	11,900	1,676

Kansai Electric Power (The) Co., Inc.	61,800	1,418

Kawasaki Heavy Industries Ltd. †	610,000	1,765

Kinden Corp.	145,000	1,257

Kubota Corp.	208,000	1,714

Mitsubishi UFJ Financial Group, Inc.	625,990	3,037

Mitsui & Co. Ltd.	174,400	2,482

Murata Manufacturing Co. Ltd.	27,900	1,353

NGK Insulators Ltd.	51,000	924

Nomura Holdings, Inc.	251,900	1,568

NTT DoCoMo, Inc.	1,254	1,866

Shimano, Inc. †	38,028	1,569

Shin-Etsu Chemical Co. Ltd.	31,600	1,592

Sony Corp.	69,300	2,147

Sumitomo Metal Mining Co. Ltd.	101,000	1,439

Tokio Marine Holdings, Inc.	108,000	3,028
Toyota Motor Corp.	96,800	3,493
		37,700

Netherlands – 6.2%

ASML Holding N.V.	72,686	2,101

QIAGEN N.V. †*	80,086	1,711

Royal Dutch Shell PLC, Class B (London Exchange)	165,185	4,184
Unilever N.V. – CVA †	91,937	2,522
		10,518

Portugal – 1.0%
Jeronimo Martins SGPS S.A.	190,061	1,759

Singapore – 1.4%
DBS Group Holdings Ltd.	240,000	2,388

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

South Korea – 1.9%
Hyundai Motor Co.	27,800	$3,258

Spain – 2.7%

Banco Santander S.A.	100,330	1,025

Iberdrola Renovables S.A.	152,735	469

Iberdrola S.A.	171,053	1,132
Telefonica S.A.	99,162	1,894
		4,520

Switzerland – 8.1%

ABB Ltd. (Registered) *	73,509	1,256

Credit Suisse Group A.G. (Registered)	72,254	2,799

Novartis A.G. (Registered)	91,863	4,161

Roche Holding A.G. (Genusschein)	30,269	4,144
Syngenta A.G. (Registered)	5,790	1,283
		13,643

Taiwan – 0.9%
MediaTek, Inc.	97,000	1,587

United Kingdom – 20.7%

Autonomy Corp. PLC *	67,409	1,708

BAE Systems PLC	153,041	714

Barclays PLC	467,670	2,063

Compass Group PLC	295,698	2,290

GlaxoSmithKline PLC	131,521	2,201

HSBC Holdings PLC	168,596	1,531

ITV PLC *	1,048,407	847

National Grid PLC	145,267	1,049

Pearson PLC	150,985	2,075

Prudential PLC †	395,485	3,097

QinetiQ Group PLC	336,541	630

Reckitt Benckiser Group PLC	52,886	2,482

Rolls-Royce Group PLC *	381,913	3,256

Standard Chartered PLC	148,969	3,527

Vodafone Group PLC	1,608,853	3,214

Weir Group (The) PLC	178,683	2,401
WPP PLC	206,305	1,957
		35,042

United States – 4.4%

Activision Blizzard, Inc.	180,379	1,939

Mead Johnson Nutrition Co.	33,640	1,659

Schlumberger Ltd.	29,267	1,643

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

United States – 4.4% – continued
Virgin Media, Inc. †	130,411	$2,108
		7,349
Total Common Stocks
(Cost $169,600)		166,791

INVESTMENT COMPANIES – 16.2%

Northern Institutional Funds-Diversified Assets Portfolio (1)(2)	492,171	492
Northern Institutional Funds-Liquid Assets Portfolio (1)(3)	26,824,458	26,824
Total Investment Companies
(Cost $27,316)		27,316

RIGHTS – 0.1%

United Kingdom – 0.1%
National Grid PLC *	58,446	116
Total Rights
(Cost $–)		116

Total Investments – 115.0%
(Cost $196,916)		194,223
Liabilities less Other Assets – (15.0)%		(25,304)
NET ASSETS – 100.0%		$168,919

(1)	Investment in affiliated Portfolio.
(2)	The Portfolio had approximately $492,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the six months ended May 31, 2010.
(3)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO continued

At May 31, 2010, the industry sectors for the International Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.4%
Consumer Staples	8.2
Energy	7.3
Financials	22.3
Health Care	7.8
Industrials	13.9
Information Technology	6.4
Materials	9.6
Telecommunication Services	5.0
Utilities	5.1

Total	100.0%

At May 31, 2010, the International Growth Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	23.8%
British Pound	23.6
Japanese Yen	22.6
Swiss Franc	8.2
United States Dollar	7.9
Hong Kong Dollar	5.2
All other currencies less than 5%	8.7

Total	100.0%

At May 31, 2010, the International Growth Portfolio had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED LOSS (000s)
British Pound	732	Euro	861	06/01/10	$(5)
Singapore Dollar	28	United States Dollar	20	06/01/10	–

Total					$ (5)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Growth Portfolio’s investments and other financial instruments, which are carried at fair value, as of May 31, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$24,242	$–	$–	$24,242
Consumer Staples	13,809	–	–	13,809
Energy	12,131	–	–	12,131
Financials	37,044	–	–	37,044
Health Care	13,034	–	–	13,034
Industrials	23,283	–	–	23,283
Information Technology	10,823	–	–	10,823
Materials	15,992	–	–	15,992
Telecommunication Services	8,409	–	–	8,409
Utilities	8,024	–	–	8,024
Investment Companies	27,316	–	–	27,316
Rights
Utilities	116	–	–	116

Total Investments	$194,223	$–	$–	$194,223

Other Financial Instruments *	$–	$(5)	$–	$(5)

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO	MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5%

Australia – 8.0%

AGL Energy Ltd.	5,795	$68

Alumina Ltd.	31,547	45

Amcor Ltd.	15,846	82

AMP Ltd.	27,340	129

Aristocrat Leisure Ltd. †	5,033	17

Arrow Energy Ltd. †*	7,546	31

Asciano Group †*	39,800	54

ASX Ltd. †	2,256	59

Australia & New Zealand Banking Group Ltd.	33,822	639

AXA Asia Pacific Holdings Ltd.	13,334	66

Bendigo and Adelaide Bank Ltd. †	4,928	35

BGP Holdings PLC – Fractional Shares *	104,706	–

BHP Billiton Ltd.	44,715	1,448

Billabong International Ltd. †	2,409	20

BlueScope Steel Ltd. *	23,005	45

Boral Ltd. †	7,840	37

Brambles Ltd.	19,014	107

Caltex Australia Ltd. †	1,928	18

CFS Retail Property Trus t	24,877	41

Coca-Cola Amatil Ltd. †	7,280	67

Cochlear Ltd.	744	46

Commonwealth Bank of Australia	20,452	890

Computershare Ltd.	5,791	53

Crown Ltd.	5,709	38

CSL Ltd.	7,436	199

CSR Ltd.	21,697	31

Dexus Property Group	63,429	42

Energy Resources of Australia Ltd. †	1,117	13

Fairfax Media Ltd. †	27,980	36

Fortescue Metals Group Ltd. †*	16,086	55

Foster’s Group Ltd.	26,240	124

Goodman Fielder Ltd.	16,346	19

Goodman Group	87,886	47

GPT Group	24,141	54

Harvey Norman Holdings Ltd. †	7,669	22

Incitec Pivot Ltd.	20,851	53

Insurance Australia Group Ltd.	26,913	82

Intoll Group	28,693	25

Leighton Holdings Ltd. †	1,746	48

Lend Lease Group	7,014	46

MacArthur Coal Ltd.	1,827	18

Macquarie Group Ltd. †	4,433	163

MAp Group	9,590	22

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Australia – 8.0% – continued

Metcash Ltd.	10,971	$36

Mirvac Group	39,970	44

National Australia Bank Ltd.	28,299	590

Newcrest Mining Ltd.	6,388	174

OneSteel Ltd.	17,350	47

Orica Ltd.	4,908	107

Origin Energy Ltd.	11,754	149

OZ Minerals Ltd. *	43,889	40

Paladin Energy Ltd. †*	8,842	30

Qantas Airways Ltd. *	14,693	31

QBE Insurance Group Ltd.	13,574	226

Rio Tinto Ltd.	5,797	330

Santos Ltd.	11,306	119

Sims Metal Management Ltd.	2,108	36

Sonic Healthcare Ltd.	4,690	41

SP AusNet	16,302	12

Stockland	30,971	102

Suncorp-Metway Ltd.	17,036	117

TABCORP Holdings Ltd.	7,858	44

Tatts Group Ltd.	15,768	32

Telstra Corp. Ltd.	58,215	145

Toll Holdings Ltd. †	9,330	49

Transurban Group	17,077	62

Wesfarmers Ltd.	13,389	330

Wesfarmers Ltd.– PPS	1,954	48

Westfield Group	29,305	316

Westpac Banking Corp. †	39,714	772

Woodside Petroleum Ltd.	7,220	263

Woolworths Ltd.	16,529	373
WorleyParsons Ltd.	2,608	55
		9,854

Austria – 0.3%

Erste Group Bank A.G.	2,473	89

Immofinanz A.G. *	12,859	40

OMV A.G.	1,979	63

Raiffeisen International Bank Holding A.G.	678	29

Telekom Austria A.G.	4,321	55

Verbund – Oesterreichische Elektrizi-taetswirtschafts A.G., Class A †	997	32

Vienna Insurance Group	480	20
Voestalpine A.G.	1,505	42
		370

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Belgium – 0.9%

Ageas	29,060	$74

Ageas (VVPR) *	348	–

Anheuser-Busch InBev N.V.	9,635	465

Belgacom S.A.	2,002	61

Colruyt S.A.	199	45

Compagnie Nationale A Portefeuille	394	17

Delhaize Group S.A.	1,320	104

Dexia S.A. †*	7,830	33

Groupe Bruxelles Lambert S.A.	1,061	77

KBC Groep N.V. *	2,096	82

Mobistar S.A. †	358	18

Solvay S.A.	776	68

UCB S.A. †	1,322	44
Umicore	1,498	45
		1,133

Cyprus – 0.0%
Bank of Cyprus Public Co. Ltd.	7,383	33

Denmark – 0.9%

A.P. Moller – Maersk A/S, Class A	7	52

A.P. Moller – Maersk A/S, Class B †	17	130

Carlsberg A/S, Class B	1,397	106

Coloplast A/S, Class B	291	30

Danske Bank A/S *	6,062	123

DSV A/S	2,885	43

Novo-Nordisk A/S, Class B	5,801	447

Novozymes A/S, Class B †	604	65

TrygVesta A/S †	297	16

Vestas Wind Systems A/S †*	2,730	130
William Demant Holding A/S †*	347	25
		1,167

Finland – 1.1%

Elisa OYJ *	1,822	30

Fortum OYJ †	5,917	132

Kesko OYJ, Class B	938	30

Kone OYJ, Class B	2,016	78

Metso OYJ	1,731	55

Neste Oil OYJ †	1,670	25

Nokia OYJ	49,906	513

Nokian Renkaat OYJ †	1,387	32

Orion OYJ, Class B †	1,307	23

Outokumpu OYJ †	1,797	28

Pohjola Bank PLC	2,005	20

Rautaruukki OYJ †	1,132	18

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Finland – 1.1% – continued

Sampo OYJ, Class A	5,563	$118

Sanoma OYJ	1,156	21

Stora Enso OYJ, Class R	7,634	57

UPM-Kymmene OYJ	6,813	87
Wartsila OYJ †	1,069	46
		1,313

France – 9.1%

Accor S.A. *	1,921	91

ADP	381	26

Air France-KLM †*	1,672	20

Air Liquide S.A. †	3,765	369

Alcatel-Lucent †*	30,362	78

Alstom S.A.	2,761	133

Atos Origin S.A. †*	609	27

AXA S.A.	22,954	379

BioMerieux †	169	17

BNP Paribas	12,627	717

Bouygues S.A.	3,046	130

Bureau Veritas S.A. †	640	34

Cap Gemini S.A.	1,922	86

Carrefour S.A.	7,997	331

Casino Guichard Perrachon S.A.	710	54

Christian Dior S.A.	837	81

CNP Assurances	497	35

Compagnie de Saint-Gobain †	5,119	197

Compagnie Generale de Geophysique-Veritas *	1,906	42

Compagnie Generale des Establissements Michelin, Class B	1,981	133

Compagnie Generale d’Optique Essilor International S.A.	2,723	155

Credit Agricole S.A.	12,386	135

Danone	7,767	401

Dassault Systemes S.A.	804	47

EDF S.A.	3,468	152

Eiffage S.A.	488	21

Eramet †	63	17

Eurazeo	406	25

Eutelsat Communications	1,321	43

Fonciere Des Regions *	350	32

France Telecom S.A.	24,694	470

GDF Suez	16,569	514

GDF Suez (VVPR) *	1,323	–

Gecina S.A.	221	18

Groupe Eurotunnel S.A. (Registered)	6,613	51

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

France – 9.1% – continued

Hermes International †	692	$91

ICADE	324	27

Iliad S.A. †	240	20

Imerys S.A.	544	28

Ipsen S.A. †	434	18

JC Decaux S.A. *	950	23

Klepierre	1,214	33

Lafarge S.A. †	2,674	155

Lagardere S.C.A.	1,530	49

Legrand S.A.	1,792	53

L’Oreal S.A.	3,186	299

LVMH Moet Hennessy Louis Vuitton S.A.	3,267	346

M6-Metropole Television	960	20

Natixis *	12,028	53

Neopost S.A. †	428	31

PagesJaunes Groupe †	1,706	20

Pernod-Ricard S.A. †	2,640	200

Peugeot S.A. †*	1,927	46

PPR	993	120

Publicis Groupe S.A. †	1,739	73

Renault S.A. *	2,592	94

Safran S.A.	2,215	60

Sanofi-Aventis S.A.	14,044	852

Schneider Electric S.A. †	3,139	316

SCOR S.E.	2,319	45

SES S.A.	4,045	85

Societe BIC S.A.	360	26

Societe Generale †	8,380	360

Societe Television Francaise 1	1,406	20

Sodexo	1,244	70

Suez Environnement Co.	3,515	60

Technip S.A.	1,287	84

Thales S.A.	1,146	39

Total S.A.	28,115	1,302

Unibail-Rodamco S.E.	1,217	190

Vallourec S.A. †	731	137

Veolia Environnement †	4,646	119

Vinci S.A.	5,822	264
Vivendi S.A.	16,381	355
		11,244

Germany – 7.1%

Adidas A.G.	2,809	141

Allianz S.E. (Registered)	6,048	604

BASF S.E.	12,249	647

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Germany – 7.1% – continued

Bayer A.G.	11,020	$615

Bayerische Motoren Werke A.G. †	4,429	206

Beiersdorf A.G.	1,358	74

Celesio A.G.	1,077	27

Commerzbank A.G. †*	9,241	66

Continental A.G. *	682	32

Daimler A.G. (Registered) *	12,031	605

Deutsche Bank A.G. (Registered)	8,281	492

Deutsche Boerse A.G.	2,603	159

Deutsche Lufthansa A.G. (Registered) †*	3,115	41

Deutsche Post A.G. (Registered)	11,340	169

Deutsche Postbank A.G. †*	1,224	37

Deutsche Telekom A.G. (Registered)	37,765	423

E.ON A.G.	23,984	728

Fraport A.G. Frankfurt Airport Services Worldwide *	489	23

Fresenius Medical Care A.G. & Co. KGaA	2,617	132

Fresenius S.E. †	402	25

GEA Group A.G.	2,084	42

Hannover Rueckversicherung A.G. (Registered)	841	36

HeidelbergCement A.G.	1,835	99

HeidelbergCement A.G. (VVPR) (1)*	83	–

Henkel A.G. & Co. KGaA	1,703	68

Hochtief A.G.	635	41

Infineon Technologies A.G. †*	14,169	81

K+S A.G. †	1,928	87

Linde A.G.	2,257	232

MAN S.E.	1,385	119

Merck KGaA †	850	61

Metro A.G.	1,741	92

Muenchener Rueckversicherungs A.G. (Registered) †	2,624	333

Puma A.G. Rudolf Dassler Sport	64	18

RWE A.G.	5,576	399

Salzgitter A.G. †*	578	37

SAP A.G. *	11,445	495

Siemens A.G. (Registered)	10,966	996

Suedzucker A.G.	939	17

ThyssenKrupp A.G.	4,496	121

TUI A.G. †*	1,736	16

United Internet A.G. (Registered) *	1,783	23

Volkswagen A.G. †	385	33
Wacker Chemie A.G.	207	26
		8,718

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Greece – 0.3%

Alpha Bank A.E. *	6,827	$38

Coca Cola Hellenic Bottling Co. S.A.	2,371	53

EFG Eurobank Ergasias S.A. *	4,599	22

Hellenic Telecommunications Organization S.A.	3,024	25

National Bank of Greece S.A. *	8,110	100

OPAP S.A.	2,926	47

Piraeus Bank S.A. *	4,879	24
Public Power Corp. S.A. *	1,560	24
		333

Guernsey – 0.0%
Resolution Ltd.	33,579	30

Hong Kong – 2.4%

ASM Pacific Technology Ltd.	2,500	19

Bank of East Asia Ltd.	19,438	71

BOC Hong Kong Holdings Ltd.	50,608	114

Cathay Pacific Airways Ltd.	15,506	31

Cheung Kong Holdings Ltd.	18,729	213

Cheung Kong Infrastructure Holdings Ltd.	5,353	19

CLP Holdings Ltd.	26,021	183

Esprit Holdings Ltd.	15,072	89

Foxconn International Holdings Ltd. *	27,127	20

Hang Lung Group Ltd.	10,462	51

Hang Lung Properties Ltd.	27,501	97

Hang Seng Bank Ltd. †	10,379	138

Henderson Land Development Co. Ltd.	14,639	87

Hong Kong & China Gas Co. Ltd.	58,249	129

Hong Kong Exchanges and Clearing Ltd. †	13,703	210

Hongkong Electric Holdings Ltd.	18,933	113

Hopewell Holdings Ltd.	8,500	23

Hutchison Whampoa Ltd.	28,698	179

Hysan Development Co. Ltd.	9,473	25

Kerry Properties Ltd.	9,504	40

Li & Fung Ltd.	28,809	125

Lifestyle International Holdings Ltd.	6,953	13

Link REIT (The)	28,664	69

Mongolia Energy Co. Ltd. *	46,000	17

MTR Corp.	18,638	64

New World Development Ltd.	32,244	51

Noble Group Ltd. †	38,326	49

NWS Holdings Ltd.	11,000	19

Orient Overseas International Ltd. *	2,500	17

PCCW Ltd. †	45,374	12

Sands China Ltd. †*	25,813	38

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Hong Kong – 2.4% – continued

Shangri-La Asia Ltd.	17,761	$31

Sino Land Co. Ltd.	24,322	40

Sun Hung Kai Properties Ltd.	19,136	252

Swire Pacific Ltd., Class A	10,051	111

Television Broadcasts Ltd.	4,000	18

Wharf Holdings Ltd.	18,242	91

Wheelock & Co. Ltd.	13,021	35

Wing Hang Bank Ltd.	2,268	20
Yue Yuen Industrial Holdings Ltd.	10,210	32
		2,955

Ireland – 0.5%

Anglo Irish Bank Corp. Ltd. *	6,354	2

CRH PLC	8,306	183

CRH PLC – London Exchange	1,004	23

Elan Corp. PLC *	6,466	38

Experian PLC	13,944	125

Kerry Group PLC, Class A	1,921	53

Ryanair Holdings PLC *	3,150	13
Shire PLC	7,512	154
		591

Israel – 0.8%

Bank Hapoalim B.M. *	12,962	49

Bank Leumi Le-Israel B.M. *	15,524	62

Bezeq Israeli Telecommunication Corp. Ltd.	22,766	50

Cellcom Israel Ltd.	664	17

Delek Group Ltd.	55	11

Discount Investment Corp.	376	7

Elbit Systems Ltd.	314	16

Israel (The) Corp. Ltd. *	32	21

Israel Chemicals Ltd.	5,966	65

Israel Discount Bank Ltd., Class A *	6,903	12

Makhteshim-Agan Industries Ltd.	3,335	12

Mizrahi Tefahot Bank Ltd. *	1,562	12

NICE Systems Ltd. *	838	24

Ormat Industries Ltd.	858	6

Partner Communications Co. Ltd.	1,114	19
Teva Pharmaceutical Industries Ltd.	12,358	664
		1,047

Italy – 2.8%

A2A S.p.A. †	16,266	24

Assicurazioni Generali S.p.A.	15,536	285

Atlantia S.p.A.	3,086	57

Autogrill S.p.A. †*	1,427	16

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Italy – 2.8% – continued

Banca Carige S.p.A.	6,998	$14

Banca Monte dei Paschi di Siena S.p.A. *	31,230	35

Banca Popolare di Milano Scarl	5,072	21

Banco Popolare Scarl	8,885	49

Enel S.p.A.	87,685	402

ENI S.p.A.	34,616	646

Exor S.p.A.	705	12

Fiat S.p.A.	10,287	113

Finmeccanica S.p.A.	5,320	57

Intesa Sanpaolo S.p.A.	102,433	273

Intesa Sanpaolo S.p.A. (RSP)	13,073	27

Luxottica Group S.p.A.	1,532	37

Mediaset S.p.A.	9,334	58

Mediobanca S.p.A. †*	6,102	47

Mediolanum S.p.A.	3,433	14

Parmalat S.p.A.	23,926	58

Pirelli & C. S.p.A.	32,354	17

Prysmian S.p.A.	2,476	38

Saipem S.p.A.	3,468	109

Snam Rete Gas S.p.A.	19,428	78

Telecom Italia S.p.A.	125,301	146

Telecom Italia S.p.A. (RSP)	78,645	72

Tenaris S.A. †	6,188	116

Terna Rete Elettrica Nazionale S.p.A. †	16,703	63

UniCredit S.p.A.	205,581	439
Unione di Banche Italiane SCPA	8,123	73
		3,396

Japan – 22.8%

77 Bank (The) Ltd.	5,000	26

ABC-Mart, Inc. †	400	14

Acom Co. Ltd.	370	5

Advantest Corp. †	2,100	47

Aeon Co. Ltd. †	7,800	82

Aeon Credit Service Co. Ltd.	1,000	10

Aeon Mall Co. Ltd.	1,100	23

Air Water, Inc.	2,000	22

Aisin Seiki Co. Ltd.	2,500	70

Ajinomoto Co., Inc.	9,000	77

Alfresa Holdings Corp. †	500	24

All Nippon Airways Co. Ltd. *	11,000	33

Amada Co. Ltd.	5,000	36

Aozora Bank Ltd.	7,000	9

Asahi Breweries Ltd.	5,300	90

Asahi Glass Co. Ltd.	14,000	148

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Japan – 22.8% – continued

Asahi Kasei Corp.	17,000	$90

Asics Corp.	2,000	18

Astellas Pharma, Inc.	6,000	194

Bank of Yokohama (The) Ltd.	16,000	77

Bank of Kyoto (The) Ltd. †	4,000	32

Benesse Holdings, Inc.	900	41

Bridgestone Corp.	8,800	143

Brother Industries Ltd. †	3,400	38

Canon Marketing Japan, Inc.	900	13

Canon, Inc.	15,100	622

Casio Computer Co. Ltd. †	3,400	23

Central Japan Railway Co.	20	163

Chiba Bank (The) Ltd.	10,000	61

Chiyoda Corp.	2,000	16

Chubu Electric Power Co., Inc.	8,800	204

Chugai Pharmaceutical Co. Ltd.	2,900	51

Chugoku Bank (The) Ltd.	2,000	23

Chugoku Electric Power (The) Co., Inc. †	4,000	76

Chuo Mitsui Trust Holdings, Inc.	13,000	46

Citizen Holdings Co. Ltd.	3,100	19

Coca-Cola West Co. Ltd.	700	11

Cosmo Oil Co. Ltd. †	8,000	23

Credit Saison Co. Ltd.	1,800	21

Dai Nippon Printing Co. Ltd.	7,000	86

Daicel Chemical Industries Ltd.	4,000	28

Daido Steel Co. Ltd.	4,000	16

Daihatsu Motor Co. Ltd.	2,000	18

Dai-ichi Life Insurance (The) Co. Ltd.	107	177

Daiichi Sankyo Co. Ltd.	9,000	159

Daikin Industries Ltd.	3,100	102

Dainippon Sumitomo Pharma Co. Ltd.	2,000	16

Daito Trust Construction Co. Ltd.	1,000	51

Daiwa House Industry Co. Ltd.	6,000	57

Daiwa Securities Group, Inc.	22,000	99

Dena Co. Ltd.	900	27

Denki Kagaku Kogyo K.K.	6,000	28

Denso Corp.	6,400	173

Dentsu, Inc. †	2,200	56

Dowa Holdings Co. Ltd.	3,100	17

East Japan Railway Co.	4,490	290

Eisai Co. Ltd. †	3,300	110

Electric Power Development Co. Ltd.	1,500	45

Elpida Memory, Inc. †*	2,200	40

FamilyMart Co. Ltd. †	900	29

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Japan – 22.8% – continued

Fanuc Ltd.	2,600	$275

Fast Retailing Co. Ltd.	700	99

Fuji Electric Holdings Co. Ltd.	7,000	20

Fuji Heavy Industries Ltd. †*	8,000	46

Fuji Media Holdings, Inc.	5	7

FUJIFILM Holdings Corp.	6,100	182

Fujitsu Ltd.	25,000	161

Fukuoka Financial Group, Inc.	10,000	42

Furukawa Electric Co. Ltd. †	9,000	39

GS Yuasa Corp. †	5,000	34

Gunma Bank (The) Ltd.	5,000	26

Hachijuni Bank (The) Ltd.	5,872	32

Hakuhodo DY Holdings, Inc.	300	15

Hankyu Hanshin Holdings, Inc. †	15,000	66

Hino Motors Ltd.	3,000	15

Hirose Electric Co. Ltd.	500	47

Hiroshima Bank (The) Ltd.	7,000	27

Hisamitsu Pharmaceutical Co., Inc. †	900	33

Hitachi Chemical Co. Ltd.	1,400	27

Hitachi Construction Machinery Co. Ltd. †	1,300	27

Hitachi High-Technologies Corp.	800	15

Hitachi Ltd. *	60,000	246

Hitachi Metals Ltd.	2,000	20

Hokkaido Electric Power Co., Inc. †	2,400	49

Hokuhoku Financial Group, Inc.	16,000	29

Hokuriku Electric Power Co.	2,400	49

Honda Motor Co. Ltd.	22,000	670

Hoya Corp.	5,800	136

Ibiden Co. Ltd.	1,800	54

Idemitsu Kosan Co. Ltd.	300	22

IHI Corp. †	19,000	33

INPEX Corp.	11	69

Isetan Mitsukoshi Holdings Ltd. †	5,060	52

Isuzu Motors Ltd.	16,000	50

Ito En Ltd.	700	10

ITOCHU Corp.	20,100	167

Itochu Techno-Solutions Corp.	400	15

Iyo Bank (The) Ltd.	3,000	26

J. Front Retailing Co. Ltd.	6,800	35

Jafco Co. Ltd. †	500	13

Japan Petroleum Exploration Co.	400	18

Japan Prime Realty Investment Corp.	10	23

Japan Real Estate Investment Corp.	7	57

Japan Retail Fund Investment Corp.	20	24

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Japan – 22.8% – continued

Japan Steel Works (The) Ltd. †	4,000	$38

Japan Tobacco, Inc.	59	185

JFE Holdings, Inc.	6,200	209

JGC Corp.	3,000	48

Joyo Bank (The) Ltd.	9,000	35

JS Group Corp.	3,500	67

JSR Corp.	2,300	42

JTEKT Corp.	2,800	29

Jupiter Telecommunications Co. Ltd.	32	32

JX Holdings, Inc. *	30,227	165

Kajima Corp. †	11,000	26

Kamigumi Co. Ltd.	3,000	23

Kaneka Corp.	4,000	25

Kansai Electric Power (The) Co., Inc.	10,100	232

Kansai Paint Co. Ltd. †	3,000	25

Kao Corp.	7,200	160

Kawasaki Heavy Industries Ltd. †	18,000	52

Kawasaki Kisen Kaisha Ltd. †*	9,000	37

KDDI Corp.	39	177

Keihin Electric Express Railway Co. Ltd. †	6,000	50

Keio Corp.	8,000	49

Keisei Electric Railway Co. Ltd.	4,000	22

Keyence Corp.	530	119

Kikkoman Corp. †	2,000	21

Kinden Corp.	2,000	17

Kintetsu Corp. †	21,000	62

Kirin Holdings Co. Ltd.	11,000	149

Kobe Steel Ltd.	33,000	69

Koito Manufacturing Co. Ltd.	1,000	16

Komatsu Ltd.	12,500	235

Konami Corp.	1,200	20

Konica Minolta Holdings, Inc.	6,500	73

Kubota Corp.	16,000	132

Kuraray Co. Ltd.	4,500	56

Kurita Water Industries Ltd.	1,500	39

Kyocera Corp.	2,100	183

Kyowa Hakko Kirin Co. Ltd.	3,000	29

Kyushu Electric Power Co., Inc.	5,100	105

Lawson, Inc.	800	34

Mabuchi Motor Co. Ltd.	400	20

Makita Corp.	1,400	39

Marubeni Corp.	22,000	123

Marui Group Co. Ltd.	2,800	20

Maruichi Steel Tube Ltd.	700	13

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Japan – 22.8% – continued

Matsui Securities Co. Ltd.	1,400	$9

Mazda Motor Corp.	20,000	52

McDonald’s Holdings Co. Japan Ltd.	900	20

MEDIPAL HOLDINGS Corp. †	1,800	21

MEIJI Holdings Co. Ltd.	851	31

Minebea Co. Ltd.	5,000	29

Mitsubishi Chemical Holdings Corp.	16,500	77

Mitsubishi Corp.	18,100	409

Mitsubishi Electric Corp.	26,000	214

Mitsubishi Estate Co. Ltd.	16,000	245

Mitsubishi Gas Chemical Co., Inc.	5,000	27

Mitsubishi Heavy Industries Ltd. †	40,000	149

Mitsubishi Logistics Corp.	2,000	23

Mitsubishi Materials Corp. *	14,000	38

Mitsubishi Motors Corp. †*	53,000	68

Mitsubishi Tanabe Pharma Corp.	3,000	39

Mitsubishi UFJ Financial Group, Inc.	169,430	822

Mitsubishi UFJ Lease & Finance Co. Ltd. †	790	30

Mitsui & Co. Ltd.	23,000	327

Mitsui Chemicals, Inc.	12,000	36

Mitsui Engineering & Shipbuilding Co. Ltd. †	10,000	23

Mitsui Fudosan Co. Ltd.	11,000	168

Mitsui Mining & Smelting Co. Ltd.	8,000	23

Mitsui O.S.K. Lines Ltd.	15,000	107

Mitsumi Electric Co. Ltd.	1,200	22

Mizuho Financial Group, Inc. †	184,224	332

Mizuho Securities Co. Ltd.	8,000	20

Mizuho Trust & Banking Co. Ltd. *	18,000	15

MS&AD Insurance Group Holdings, Inc.	7,093	175

Murata Manufacturing Co. Ltd.	2,700	131

Namco Bandai Holdings, Inc. †	2,600	24

NEC Corp.	34,000	96

NGK Insulators Ltd.	3,000	54

NGK Spark Plug Co. Ltd.	2,000	25

NHK Spring Co. Ltd.	2,000	19

Nidec Corp. †	1,400	128

Nikon Corp.	4,200	81

Nintendo Co. Ltd.	1,300	384

Nippon Building Fund, Inc.	7	57

Nippon Electric Glass Co. Ltd.	5,000	66

Nippon Express Co. Ltd.	11,000	49

Nippon Meat Packers, Inc.	2,000	25

Nippon Paper Group, Inc.	1,300	37

Nippon Sheet Glass Co. Ltd.†	8,000	21

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Japan – 22.8% – continued

Nippon Steel Corp.	68,000	$239

Nippon Telegraph & Telephone Corp.	6,926	281

Nippon Yusen Kabushiki Kaisha	20,000	72

Nishi-Nippon City Bank (The) Ltd.	10,000	28

Nissan Chemical Industries Ltd.	2,000	24

Nissan Motor Co. Ltd. *	32,800	240

Nissha Printing Co. Ltd. †	400	12

Nisshin Seifun Group, Inc.	2,500	28

Nisshin Steel Co. Ltd.	9,000	16

Nisshinbo Holdings, Inc.	1,000	9

Nissin Foods Holdings Co. Ltd. †	900	30

Nitori Co. Ltd.	500	40

Nitto Denko Corp.	2,200	79

NKSJ Holdings, Inc. *	18,482	115

NOK Corp.	1,300	21

Nomura Holdings, Inc.	47,100	293

Nomura Real Estate Holdings, Inc. †	1,300	18

Nomura Real Estate Office Fund, Inc.	4	21

Nomura Research Institute Ltd.	1,300	30

NSK Ltd.	6,000	44

NTN Corp.	6,000	25

NTT Data Corp. †	17	63

NTT DoCoMo, Inc.	206	307

NTT Urban Development Corp.	18	15

Obayashi Corp.	9,000	37

Obic Co. Ltd.	80	15

Odakyu Electric Railway Co. Ltd. †	9,000	73

OJI Paper Co. Ltd. †	11,000	53

Olympus Corp. †	2,800	73

Omron Corp.	2,600	55

Ono Pharmaceutical Co. Ltd.	1,100	44

Oracle Corp. Japan	500	23

Oriental Land Co. Ltd. †	600	46

ORIX Corp. †	1,420	108

Osaka Gas Co. Ltd.	26,000	89

Otsuka Corp. †	200	13

Panasonic Corp.	26,000	332

Panasonic Electric Works Co. Ltd.	5,000	51

Rakuten, Inc. †	94	66

Resona Holdings, Inc.	8,100	103

Ricoh Co. Ltd.	9,000	129

Rinnai Corp.	500	25

Rohm Co. Ltd.	1,300	83

Sankyo Co. Ltd.	700	30

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Japan – 22.8% – continued

Santen Pharmaceutical Co. Ltd.	1,000	$33

Sanyo Electric Co. Ltd. †*	24,000	35

Sapporo Hokuyo Holdings, Inc.	3,800	14

Sapporo Holdings Ltd.	3,000	13

SBI Holdings, Inc.	221	38

Secom Co. Ltd.	2,800	120

Sega Sammy Holdings, Inc.	2,700	35

Seiko Epson Corp.	1,700	23

Sekisui Chemical Co. Ltd.	6,000	37

Sekisui House Ltd.	8,000	72

Senshu Ikeda Holdings, Inc. †	8,133	11

Seven & I Holdings Co. Ltd.	10,200	236

Seven Bank Ltd.	9	17

Sharp Corp.	13,000	142

Shikoku Electric Power Co., Inc.	2,300	61

Shimadzu Corp.	4,000	29

Shimamura Co. Ltd.	300	27

Shimano, Inc.†	900	37

Shimizu Corp.	8,000	28

Shin-Etsu Chemical Co. Ltd.	5,500	277

Shinko Electric Industries Co. Ltd.	800	11

Shinsei Bank Ltd. †*	11,000	11

Shionogi & Co. Ltd.	3,900	71

Shiseido Co. Ltd.	4,800	93

Shizuoka Bank (The) Ltd.	8,000	65

Showa Denko K.K.	19,000	38

Showa Shell Sekiyu K.K.	2,600	19

SMC Corp.	700	91

Softbank Corp.	10,800	259

Sojitz Corp.	15,900	27

Sony Corp.	13,400	415

Sony Financial Holdings, Inc.	11	38

Square Enix Holdings Co. Ltd.	800	15

Stanley Electric Co. Ltd.	1,900	35

Sumco Corp. †*	1,500	27

Sumitomo Chemical Co. Ltd.	21,000	86

Sumitomo Corp.	15,000	163

Sumitomo Electric Industries Ltd.	10,200	121

Sumitomo Heavy Industries Ltd.	7,000	40

Sumitomo Metal Industries Ltd.	44,000	113

Sumitomo Metal Mining Co. Ltd.	7,000	100

Sumitomo Mitsui Financial Group, Inc.	17,923	533

Sumitomo Realty & Development Co. Ltd.	5,000	89

Sumitomo Rubber Industries Ltd. †	2,300	20

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Japan – 22.8% – continued

Sumitomo Trust & Banking (The) Co. Ltd.	19,000	$102

Suruga Bank Ltd.	3,000	27

Suzuken Co. Ltd.	900	32

Suzuki Motor Corp.	4,300	86

Sysmex Corp.†	400	23

T&D Holdings, Inc.	3,700	88

Taiheiyo Cement Corp. *	10,400	14

Taisei Corp.	13,000	26

Taisho Pharmaceutical Co. Ltd. †	2,000	38

Taiyo Nippon Sanso Corp. †	3,000	24

Takashimaya Co. Ltd.	3,000	26

Takeda Pharmaceutical Co. Ltd.	10,000	417

TDK Corp.	1,700	99

Teijin Ltd.	13,000	37

Terumo Corp.	2,200	105

THK Co. Ltd.	1,600	33

Tobu Railway Co. Ltd. †	11,000	57

Toho Co. Ltd. †	1,500	24

Toho Gas Co. Ltd.	5,000	25

Tohoku Electric Power Co., Inc.	5,700	113

Tokio Marine Holdings, Inc.	9,700	272

Tokuyama Corp.	4,000	21

Tokyo Electric Power (The) Co., Inc.	16,200	402

Tokyo Electron Ltd.	2,300	134

Tokyo Gas Co. Ltd.	34,000	148

Tokyo Steel Manufacturing Co. Ltd.	1,400	16

Tokyo Tatemono Co. Ltd.	5,000	19

Tokyu Corp.	15,000	60

Tokyu Land Corp.	6,000	22

TonenGeneral Sekiyu K.K. †	4,000	35

Toppan Printing Co. Ltd.	7,000	60

Toray Industries, Inc. †	17,000	89

Toshiba Corp. *	54,000	277

Tosoh Corp.	6,000	16

TOTO Ltd.	4,000	25

Toyo Seikan Kaisha Ltd.	2,100	33

Toyo Suisan Kaisha Ltd.	1,000	22

Toyoda Gosei Co. Ltd.	900	23

Toyota Boshoku Corp. †	900	15

Toyota Industries Corp.	2,300	59

Toyota Motor Corp.	36,800	1,328

Toyota Tsusho Corp.	2,800	40

Trend Micro, Inc.	1,300	38

Tsumura & Co. †	900	25

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Japan – 22.8% – continued

Ube Industries Ltd.	13,000	$32

Unicharm Corp.	600	61

UNY Co. Ltd.	2,600	20

Ushio, Inc. †	1,400	22

USS Co. Ltd.	320	21

West Japan Railway Co.	22	79

Yahoo! Japan Corp. †	190	67

Yakult Honsha Co. Ltd. †	1,300	32

Yamada Denki Co. Ltd.	1,070	74

Yamaguchi Financial Group, Inc.	3,000	29

Yamaha Corp.	2,300	24

Yamaha Motor Co. Ltd. *	3,300	48

Yamato Holdings Co. Ltd.	5,200	71

Yamato Kogyo Co. Ltd.	500	14

Yamazaki Baking Co. Ltd. †	2,000	25

Yaskawa Electric Corp. †	3,000	24
Yokogawa Electric Corp.	2,600	18
		27,996

Macau – 0.0%
Wynn Macau Ltd. *	21,553	35

Netherlands – 4.8%

Aegon N.V. †*	20,939	119

Akzo Nobel N.V.	3,106	159

ArcelorMittal	11,443	350

ASML Holding N.V.	5,779	167

Corio N.V.	768	37

Delta Lloyd N.V.	954	17

European Aeronautic Defence and Space Co. N.V. †	5,329	107

Fugro N.V. – CVA	879	45

Heineken Holding N.V.	1,409	53

Heineken N.V.	3,284	141

ING Groep N.V. – CVA *	51,111	407

James Hardie Industries S.E. †*	5,658	35

Koninklijke Ahold N.V.	15,867	199

Koninklijke Boskalis Westminster N.V.	853	33

Koninklijke DSM N.V.	2,008	80

Koninklijke Philips Electronics N.V.	12,980	389

Koninklijke Vopak N.V.	985	37

QIAGEN N.V. †*	2,980	64

Randstad Holding N.V. *	1,494	63

Reed Elsevier N.V.	8,989	94

Royal Dutch Shell PLC, Class A (London Exchange)	47,163	1,243

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Netherlands – 4.8% – continued

Royal Dutch Shell PLC, Class B (London Exchange)	35,845	$908

Royal KPN N.V.	21,724	282

SBM Offshore N.V.	2,207	35

TNT N.V.	4,984	124

Unilever N.V.– CVA †	21,709	595
Wolters Kluwer N.V.	3,962	73
		5,856

New Zealand – 0.1%

Auckland International Airport Ltd.	11,264	14

Contact Energy Ltd. *	3,804	15

Fletcher Building Ltd.	8,036	45

Sky City Entertainment Group Ltd. †	8,255	17
Telecom Corp. of New Zealand Ltd.	25,170	33
		124

Norway – 0.7%

Aker Solutions ASA	2,275	32

DnB NOR ASA	13,132	131

Norsk Hydro ASA †	8,768	52

Orkla ASA	10,025	69

Renewable Energy Corp. ASA †*	6,272	15

Seadrill Ltd. †	3,663	71

Statoil ASA	14,917	294

Telenor ASA	11,103	136
Yara International ASA	2,454	72
		872

Portugal – 0.3%

Banco Comercial Portugues S.A. (Registered)	38,038	30

Banco Espirito Santo S.A. (Registered)	7,334	28

Brisa Auto-Estradas de Portugal S.A.	2,657	16

Cimpor Cimentos de Portugal SGPS S.A.	2,806	15

Energias de Portugal S.A.	23,413	72

Galp Energia SGPS S.A., Class B	3,077	46

Jeronimo Martins SGPS S.A.	2,779	26
Portugal Telecom SGPS S.A. (Registered)	7,741	79
		312

Singapore – 1.5%

Ascendas Real Estate Investment Trust	20,666	28

CapitaLand Ltd.	33,250	85

CapitaMall Trust	29,200	38

CapitaMalls Asia Ltd.	17,940	27

City Developments Ltd.	7,000	51

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Singapore – 1.5% – continued

ComfortDelgro Corp. Ltd.	27,000	$27

Cosco Corp. Singapore Ltd. †	15,000	15

DBS Group Holdings Ltd.	22,299	222

Fraser and Neave Ltd.	13,348	46

Genting Singapore PLC †*	82,000	62

Golden Agri-Resources Ltd.	88,105	32

Jardine Cycle & Carriage Ltd.	1,870	37

Keppel Corp. Ltd.	17,500	110

Keppel Land Ltd. †	9,862	24

Neptune Orient Lines Ltd. †*	10,897	15

Olam International Ltd. †	15,098	25

Oversea-Chinese Banking Corp. Ltd.	32,496	192

SembCorp Industries Ltd.	14,044	40

SembCorp Marine Ltd. †	11,400	31

Singapore Airlines Ltd.	7,667	79

Singapore Exchange Ltd. †	11,000	57

Singapore Press Holdings Ltd. †	20,295	53

Singapore Technologies Engineering Ltd.	23,000	51

Singapore Telecommunications Ltd.	106,325	219

StarHub Ltd.	8,000	12

United Overseas Bank Ltd.	16,392	211

UOL Group Ltd.	6,039	16

Wilmar International Ltd. †	17,000	70
Yangzijiang Shipbuilding Holdings Ltd. †	20,000	18
		1,893

Spain – 3.4%

Abertis Infraestructuras S.A.	3,690	52

Acciona S.A.	332	26

Acerinox S.A.	1,400	22

ACS Actividades de Construccion y Servicios S.A. †	1,846	69

Banco Bilbao Vizcaya Argentaria S.A.	47,449	496

Banco de Sabadell S.A. †	12,845	55

Banco de Valencia S.A.	2,549	12

Banco Popular Espanol S.A.	11,293	58

Banco Santander S.A.	109,617	1,120

Bankinter S.A.	3,532	20

Criteria Caixacorp S.A.	11,258	49

EDP Renovaveis S.A.*	3,122	18

Enagas	2,309	37

Ferrovial S.A.	5,779	38

Fomento de Construcciones y Contratas S.A. †	416	10

Gamesa Corp. Tecnologica S.A.	2,381	24

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Spain – 3.4% – continued

Gas Natural SDG S.A.	2,983	$44

Gestevision Telecinco S.A.	1,507	15

Grifols S.A.	2,029	23

Iberdrola Renovables S.A.	11,961	37

Iberdrola S.A.	52,539	348

Iberia Lineas Aereas de Espana S.A. *	7,161	20

Inditex S.A.	2,925	163

Indra Sistemas S.A.	1,271	22

Mapfre S.A.†	9,750	27

Red Electrica Corp. S.A.	1,395	55

Repsol YPF S.A.	9,729	198

Telefonica S.A.	54,706	1,045
Zardoya Otis S.A.	1,931	25
		4,128

Sweden – 2.7%

Alfa Laval AB †	4,379	55

Assa Abloy AB, Class B	4,053	82

Atlas Copco AB, Class A	9,026	129

Atlas Copco AB, Class B	5,048	65

Boliden AB	3,747	45

Electrolux AB, Class B	3,139	71

Getinge AB, Class B	2,585	51

Hennes & Mauritz AB, Class B	6,820	386

Holmen AB, Class B †	810	18

Husqvarna AB, Class B	5,367	33

Investor AB, Class B	5,919	96

Kinnevik Investment AB, Class B	2,745	43

Millicom International Cellular S.A. †	985	76

Modern Times Group AB, Class B	694	37

Nordea Bank AB	43,054	353

Ratos AB, Class B †	1,447	37

Sandvik AB †	13,432	159

Scania AB, Class B	4,147	61

Securitas AB, Class B †	4,413	39

Skandinaviska Enskilda Banken AB, Class A	18,951	99

Skanska AB, Class B	5,179	76

SKF AB, Class B	5,065	89

SSAB AB, Class A †	2,359	35

SSAB AB, Class B	1,093	14

Svenska Cellulosa AB, Class B	7,832	91

Svenska Handelsbanken AB, Class A	6,511	158

Swedbank AB, Class A †*	9,516	85

Swedish Match AB	3,245	68

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Sweden – 2.7% – continued

Tele2 AB, Class B	4,048	$59

Telefonaktiebolaget LM Ericsson, Class B	40,208	411

TeliaSonera AB	29,808	178
Volvo AB, Class B *	14,546	152
		3,351

Switzerland – 7.7%

ABB Ltd. (Registered) *	29,451	503

Actelion Ltd. (Registered) *	1,404	51

Adecco S.A. (Registered)	1,611	78

Aryzta A.G.	847	28

Aryzta A.G.-NASDAQ OMX Exchange *	308	10

Baloise Holding A.G. (Registered)	689	49

Compagnie Financiere Richemont S.A., Class A (Bearer)	6,959	230

Credit Suisse Group A.G. (Registered)	15,007	581

GAM Holding Ltd. *	2,840	30

Geberit A.G. (Registered)	510	77

Givaudan S.A. (Registered)	100	78

Holcim Ltd. (Registered)	3,263	206

Julius Baer Group Ltd.	2,706	78

Kuehne & Nagel International A.G. (Registered)	706	66

Lindt & Spruengli A.G.	11	24

Lindt & Spruengli A.G. (Registered) †	2	48

Logitech International S.A. (Registered) †*	2,433	35

Lonza Group A.G. (Registered) †	597	39

Nestle S.A. (Registered)	46,166	2,087

Nobel Biocare Holding A.G. (Registered)	1,582	30

Novartis A.G. (Registered)	28,089	1,272

Pargesa Holding S.A. (Bearer)	365	25

Roche Holding A.G. (Genusschein)	9,371	1,283

Schindler Holding A.G.	662	51

Schindler Holding A.G. (Registered)	319	25

SGS S.A. (Registered)	71	89

Sika A.G. (Bearer)	28	43

Sonova Holding A.G. (Registered)	602	65

STMicroelectronics N.V.	8,357	66

Straumann Holding A.G. (Registered) †	116	25

Swatch Group (The) A.G. (Bearer)	403	105

Swatch Group (The) A.G. (Registered)	568	27

Swiss Life Holding A.G. (Registered) *	428	46

Swiss Reinsurance Co. Ltd. (Registered)	4,751	194

Swisscom A.G. (Registered)	305	97

Syngenta A.G. (Registered)	1,258	279

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Switzerland – 7.7% – continued

UBS A.G. (Registered) *	48,504	$650

Xstrata PLC	27,473	403
Zurich Financial Services A.G.	1,966	402
		9,475

United Kingdom – 18.2%

3i Group PLC	13,031	54

Admiral Group PLC	2,697	50

Aggreko PLC	3,500	64

AMEC PLC	4,402	51

Anglo American PLC *	17,558	676

Antofagasta PLC	5,095	65

ARM Holdings PLC	17,807	63

Associated British Foods PLC	4,655	64

AstraZeneca PLC	19,334	811

Autonomy Corp. PLC *	2,814	71

Aviva PLC	36,987	171

BAE Systems PLC	47,100	220

Balfour Beatty PLC	8,910	33

Barclays PLC	152,323	672

BG Group PLC	44,924	689

BHP Billiton PLC	29,424	814

BP PLC	249,710	1,787

British Airways PLC *	8,026	23

British American Tobacco PLC	26,605	786

British Land Co. PLC	11,516	75

British Sky Broadcasting Group PLC	14,885	124

BT Group PLC	103,674	190

Bunzl PLC	4,241	44

Burberry Group PLC	6,013	60

Cable & Wireless Worldwide PLC *	35,683	41

Cairn Energy PLC *	18,834	110

Capita Group (The) PLC	8,159	92

Capital Shopping Centres Group PLC	6,505	31

Carnival PLC	2,197	84

Centrica PLC	68,171	271

Cobham PLC	14,600	49

Compass Group PLC	24,923	193

Diageo PLC	33,399	510

Eurasian Natural Resources Corp. PLC	3,324	48

FirstGroup PLC	6,684	36

Fresnillo PLC	2,482	32

G4S PLC	18,991	72

GlaxoSmithKline PLC	69,142	1,157

Hammerson PLC	9,250	48

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

United Kingdom – 18.2% – continued

Home Retail Group PLC	11,638	$42

HSBC Holdings PLC	231,907	2,105

ICAP PLC	7,503	42

Imperial Tobacco Group PLC	13,550	353

Inmarsat PLC	5,699	62

Intercontinental Hotels Group PLC	3,482	55

International Power PLC	19,834	83

Invensys PLC	10,983	44

Investec PLC	6,007	43

ITV PLC *	50,103	41

J. Sainsbury PLC	15,679	73

Johnson Matthey PLC	2,803	62

Kazakhmys PLC	2,783	48

Kingfisher PLC	30,922	100

Land Securities Group PLC	9,866	86

Legal & General Group PLC	76,329	87

Lloyds Banking Group PLC *	535,007	438

London Stock Exchange Group PLC †	1,842	17

Lonmin PLC *	2,159	53

Man Group PLC	22,402	75

Marks & Spencer Group PLC	20,658	106

National Grid PLC	32,685	236

Next PLC	2,590	78

Old Mutual PLC	72,654	120

Pearson PLC	10,851	149

Petrofac Ltd.	3,513	57

Prudential PLC †	33,615	263

Randgold Resources Ltd.	1,227	106

Reckitt Benckiser Group PLC	8,125	381

Reed Elsevier PLC	15,868	111

Rexam PLC	11,614	53

Rio Tinto PLC	19,307	890

Rolls-Royce Group PLC *	24,773	211

Royal Bank of Scotland Group PLC †*	224,744	152

RSA Insurance Group PLC	44,595	76

SABMiller PLC	12,588	355

Sage Group (The) PLC	17,087	59

Schroders PLC	1,598	31

Scottish & Southern Energy PLC	12,300	187

Segro PLC	9,383	39

Serco Group PLC	6,745	60

Severn Trent PLC	3,099	54

Smith & Nephew PLC	11,595	105

Smiths Group PLC	5,116	77

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

United Kingdom – 18.2% – continued

Standard Chartered PLC	26,973	$639

Standard Life PLC	29,135	76

Tesco PLC	106,360	633

Thomas Cook Group PLC	12,203	37

Tomkins PLC	11,681	41

TUI Travel PLC	7,804	27

Tullow Oil PLC	11,765	190

Unilever PLC	17,105	462

United Utilities Group PLC	8,908	70

Vedanta Resources PLC †	1,613	54

Vodafone Group PLC	700,446	1,399

Whitbread PLC	2,325	47

WM Morrison Supermarkets PLC	28,287	108

Wolseley PLC *	3,703	88
WPP PLC	16,812	159
		22,326

United States – 0.1%
Synthes, Inc.	781	81
Total Common Stocks
(Cost $129,473) (2)		118,633

PREFERRED STOCKS – 0.4%

Germany – 0.4%

Bayerische Motoren Werke A.G.	771	25

Fresenius S.E. †	1,063	67

Henkel A.G. & Co. KGaA †	2,331	110

Porsche Automobil Holding S.E.	1,146	50

RWE A.G. †	484	32
Volkswagen A.G.	2,270	200
		484
Total Preferred Stocks
(Cost $550) (2)		484

INVESTMENT COMPANIES – 9.8%

Northern Institutional Funds – Diversified Assets Portfolio (3) (4)	738,234	738

Northern Institutional Funds – Liquid Assets Portfolio (3) (5)	11,296,638	11,297
Total Investment Companies
(Cost $12,035)		12,035

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%

Australia – 0.0%
Transurban Group	1,372	$–

Spain – 0.0%

Abertis Infraestructuras S.A. *	3,690	3
Banco de Valencia S.A. *	3,550	–
		3

United Kingdom – 0.0%
National Grid PLC *	13,320	26
Total Rights
(Cost $–) (2)		29

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Hong Kong – 0.0%
Henderson Land Development Co. Ltd., Exp. 6/23/10, Strike 58.0 Hong Kong Dollar *	3,327	$–
Total Warrants
(Cost $– )		–

Total Investments – 106.7%
(Cost $142,058)		131,181

Liabilities less Other Assets – (6.7)%		(8,276)
NET ASSETS – 100.0%		$122,905

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated Portfolio.
(4)	The Portfolio had approximately $738,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the six months ended May 31, 2010.
(5)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At May 31, 2010, the International Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000s)
DJ Euro Stoxx (Euro)	43	$1,372	Long	6/10	$(41)
FTSE 100 Index (British Pound)	12	900	Long	6/10	(22)
SPI 200 (Australian Dollar)	5	470	Long	6/10	(12)
Hang Seng (Hong Kong Dollar)	1	127	Long	6/10	3
TOPIX Index (Japanese Yen)	8	773	Long	6/10	(36)

Total					$(108)

At May 31, 2010, the industry sectors for the International Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.2%
Consumer Staples	10.2
Energy	7.7
Financials	24.4
Health Care	8.6
Industrials	12.3
Information Technology	5.3
Materials	10.3
Telecommunication Services	5.5
Utilities	5.5

Total	100.0%

At May 31, 2010, the International Equity Index Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	29.6%
Japanese Yen	23.4
British Pound	21.0
Australian Dollar	8.2
Swiss Franc	7.6
All other currencies less than 5%	10.2

Total	100.0%

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

At May 31, 2010, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
Australian Dollar	162	United States Dollar	135	6/1/10	$(2)
Euro	426	United States Dollar	520	6/1/10	(3)
Japanese Yen	33,031	United States Dollar	365	6/1/10	3
United States Dollar	1,100	Israeli Shekel	4,249	6/1/10	(3)
Australian Dollar	186	United States Dollar	170	6/16/10	13
Australian Dollar	224	United States Dollar	207	6/16/10	18
Australian Dollar	480	United States Dollar	430	6/16/10	26
Australian Dollar	113	United States Dollar	100	6/16/10	5
British Pound	301	United States Dollar	460	6/16/10	22
British Pound	254	United States Dollar	385	6/16/10	16
British Pound	681	United States Dollar	1,020	6/16/10	30
British Pound	119	United States Dollar	175	6/16/10	3
Euro	513	United States Dollar	695	6/16/10	64
Euro	437	United States Dollar	570	6/16/10	33
Euro	1,219	United States Dollar	1,550	6/16/10	51
Euro	141	United States Dollar	180	6/16/10	7
Euro	151	United States Dollar	190	6/16/10	4
Japanese Yen	25,941	United States Dollar	280	6/16/10	(5)
Japanese Yen	46,031	United States Dollar	490	6/16/10	(15)
Japanese Yen	19,584	United States Dollar	210	6/16/10	(5)
Japanese Yen	30,190	United States Dollar	320	6/16/10	(11)
Japanese Yen	112,926	United States Dollar	1,210	6/16/10	(29)
Japanese Yen	18,327	United States Dollar	200	6/16/10	(1)
Japanese Yen	19,475	United States Dollar	210	6/16/10	(4)
Singapore Dollar	38	United States Dollar	27	6/16/10	–
Singapore Dollar	510	United States Dollar	370	6/16/10	6
Swedish
Krona	284	United States Dollar	40	6/16/10	4
Swedish Krona	768	United States Dollar	100	6/16/10	2
Swiss Franc	104	United States Dollar	97	6/16/10	7
Swiss Franc	215	United States Dollar	201	6/16/10	15
Swiss Franc	387	United States Dollar	350	6/16/10	15
United States Dollar	32	Australian Dollar	35	6/16/10	(2)
United States Dollar	150	Australian Dollar	165	6/16/10	(11)
United States Dollar	250	Australian Dollar	274	6/16/10	(19)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
United States Dollar	206	Australian Dollar	224	6/16/10	$(18)
United States Dollar	170	Australian Dollar	184	6/16/10	(15)
United States Dollar	105	Australian Dollar	114	6/16/10	(9)
United States Dollar	120	Australian Dollar	130	6/16/10	(10)
United States Dollar	33	British Pound	22	6/16/10	(1)
United States Dollar	150	British Pound	100	6/16/10	(5)
United States Dollar	175	British Pound	116	6/16/10	(6)
United States Dollar	211	British Pound	141	6/16/10	(7)
United States Dollar	490	British Pound	324	6/16/10	(19)
United States Dollar	150	British Pound	97	6/16/10	(9)
United States Dollar	190	British Pound	125	6/16/10	(8)
United States Dollar	255	British Pound	167	6/16/10	(13)
United States Dollar	290	British Pound	190	6/16/10	(13)
United States Dollar	245	British Pound	163	6/16/10	(8)
United States Dollar	388	Euro	284	6/16/10	(38)
United States Dollar	266	Euro	195	6/16/10	(26)
United States Dollar	261	Euro	191	6/16/10	(26)
United States Dollar	275	Euro	204	6/16/10	(25)
United States Dollar	760	Euro	565	6/16/10	(65)
United States Dollar	200	Euro	150	6/16/10	(16)
United States Dollar	110	Euro	82	6/16/10	(9)
United States Dollar	275	Euro	208	6/16/10	(19)
United States Dollar	370	Euro	278	6/16/10	(28)
United States Dollar	425	Euro	323	6/16/10	(28)
United States Dollar	340	Euro	265	6/16/10	(15)
United States Dollar	175	Euro	142	6/16/10	(1)

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
United States Dollar	307	Japanese Yen	27,750	6/16/10	$(2)
United States Dollar	210	Japanese Yen	18,980	6/16/10	(2)
United States Dollar	140	Japanese Yen	12,686	6/16/10	(1)
United States Dollar	220	Japanese Yen	19,879	6/16/10	(2)
United States Dollar	480	Japanese Yen	44,526	6/16/10	9
United States Dollar	232	Japanese Yen	21,716	6/16/10	6
United States Dollar	170	Japanese Yen	15,993	6/16/10	6
United States Dollar	205	Japanese Yen	19,264	6/16/10	6
United States Dollar	270	Japanese Yen	25,357	6/16/10	8
United States Dollar	310	Japanese Yen	29,286	6/16/10	11
United States Dollar	365	Japanese Yen	34,403	6/16/10	13
United States Dollar	150	Japanese Yen	13,640	6/16/10	–
United States Dollar	140	Singapore Dollar	196	6/16/10	–
United States Dollar	300	Singapore Dollar	415	6/16/10	(4)
United States Dollar	150	Swedish Krona	1,066	6/16/10	(14)
United States Dollar	130	Swiss Franc	138	6/16/10	(11)
United States Dollar	205	Swiss Franc	218	6/16/10	(16)
United States Dollar	105	Swiss Franc	114	6/16/10	(6)
Hong Kong Dollar	1,265	United States Dollar	163	6/17/10	–
Hong Kong Dollar	8,538	United States Dollar	1,100	6/17/10	3
Hong Kong Dollar	2,676	United States Dollar	345	6/17/10	1
Hong Kong Dollar	1,088	United States Dollar	140	6/17/10	–
United States Dollar	6	Hong Kong Dollar	47	6/17/10	–
United States Dollar	1,350	Hong Kong Dollar	10,480	6/17/10	(4)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
United states Dollar	367	Hong Kong Dollar	2,847	6/17/10	$(1)
Total					$(203)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using prices provided by the Fund’s Valuation Committee.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of May 31, 2010:

	LEVEL 1		LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000s)		(000s)	(000s)	(000s)
Common Stocks

Consumer Discretionary	$11,874		$ –	$ –	$11,874

Consumer Staples	12,041		–	–	12,041

Energy	9,188		–	–	9,188

Financials	29,254		–	2	29,256

Health Care	10,210		–	–	10,210

Industrials	14,643		–	–	14,643

Information Technology	6,283		–	–	6,283

Materials	12,239		–	–	12,239

Telecommunication Services	6,497		–	–	6,497

Utilities	6,402		–	–	6,402
Preferred Stocks

Consumer Discretionary	274		–	–	274

Consumer Staples	110		–	–	110

Health Care	67		–	–	67

Utilities	33		–	–	33
Investment Companies	12,035		–	–	12,035
Rights

Financials	–	(1)	–	–	–

Industrials	3		–	–	3

Materials	–		–	–	–

Utilities	26		–	–	26
Warrants	–		–	–	–
Total Investments	$131,179		$ –	$2	$131,181
Other Financial Instruments *	$(108)		$(203)	$ –	$(311)

(1)	Amount rounds to less than $1,000.
*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued	MAY 31, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS	BALANCE AS OF 11/30/09 (000s)	NET REALIZED GAIN(LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 5/31/10 (000s)
Common Stock

Financials	$–	$–	$2	$–	$–	$2
Warrants
Materials	1	–	(1)	–	–	–

Total	$1	$–	$1	$–	$–	$2

The amount of change in total unrealized gain on investments in Level 3 securities still held at May 31, 2010, was approximately $1, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO	MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1%

Advertising – 0.2%

APAC Customer Services, Inc. *	1,486	$10

Harte-Hanks, Inc.	2,115	29

inVentiv Health, Inc. †*	1,880	47
Marchex, Inc., Class B	1,300	6
		92

Aerospace/Defense – 1.3%

AAR Corp. *	2,179	43

Aerovironment, Inc. †*	748	19

Argon ST, Inc. †*	763	18

Astronics Corp. *	529	9

Cubic Corp. †	877	32

Curtiss-Wright Corp.	2,537	84

Ducommun, Inc. †	601	12

Esterline Technologies Corp. *	1,652	89

GenCorp, Inc. †*	2,941	15

HEICO Corp. †	1,633	65

Herley Industries, Inc. †*	800	11

Kaman Corp.	1,449	35

LMI Aerospace, Inc. †*	500	9

Moog, Inc., Class A *	2,536	84

National Presto Industries, Inc. †	267	26

Orbital Sciences Corp. *	3,215	51

Teledyne Technologies, Inc. *	2,000	79
Triumph Group, Inc. †	937	65
		746

Agriculture – 0.3%

AgFeed Industries, Inc. *	1,714	6

Alico, Inc. †	217	6

Alliance One International, Inc. †*	4,965	21

Andersons (The), Inc.	1,029	34

Cadiz, Inc. †*	867	11

Griffin Land & Nurseries, Inc. †	200	5

Star Scientific, Inc. †*	4,200	6

Tejon Ranch Co. †*	573	14

Universal Corp. †	1,427	58
Vector Group Ltd. †	2,175	34
		195

Airlines – 1.1%

AirTran Holdings, Inc. †*	7,562	43

Alaska Air Group, Inc. *	2,065	96

Allegiant Travel Co. †	863	48

Hawaiian Holdings, Inc. *	2,917	21

JetBlue Airways Corp. †*	14,276	89

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% continued

Airlines – 1.1% continued

Republic Airways Holdings, Inc. †*	2,003	$12

Skywest, Inc.	3,033	44

UAL Corp. †*	9,443	189
US Airways Group, Inc. †*	9,095	80
		622

Apparel – 1.9%

American Apparel, Inc. †*	1,900	3

Carter’s, Inc. *	3,204	98

Cherokee, Inc. †	423	9

Columbia Sportswear Co. †	640	33

CROCS, Inc. *	4,749	49

Deckers Outdoor Corp. *	742	107

G-III Apparel Group Ltd. †*	795	23

Iconix Brand Group, Inc. †*	4,015	65

Jones Apparel Group, Inc.	4,826	95

K-Swiss, Inc., Class A *	1,527	19

Maidenform Brands, Inc. *	1,041	24

Oxford Industries, Inc. †	711	15

Perry Ellis International, Inc. *	494	12

Quiksilver, Inc. †*	6,987	33

Skechers U.S.A., Inc., Class A *	1,895	71

Steven Madden Ltd. *	1,332	45

Timberland (The) Co., Class A *	2,333	45

True Religion Apparel, Inc. †*	1,422	39

Under Armour, Inc., Class A †*	1,876	63

Unifi, Inc. †*	2,432	10

Volcom, Inc. †*	1,115	22

Warnaco Group (The), Inc. *	2,589	110

Weyco Group, Inc.	404	9
Wolverine World Wide, Inc. †	2,736	79
		1,078

Auto Manufacturers – 0.0%
Force Protection, Inc. *	3,922	17

Auto Parts & Equipment – 0.9%

American Axle & Manufacturing Holdings, Inc. *	3,158	28

Amerigon, Inc. †*	1,242	11

ArvinMeritor, Inc. †*	5,282	77

ATC Technology Corp. *	1,169	22

China Automotive Systems, Inc. *	229	4

Cooper Tire & Rubber Co.	3,356	64

Dana Holding Corp. *	7,867	85

Dorman Products, Inc. †*	661	15

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% continued

Auto Parts & Equipment – 0.9% continued

Exide Technologies *	2,953	$13

Fuel Systems Solutions, Inc. †*	757	20

Miller Industries, Inc. †	561	8

Modine Manufacturing Co. *	2,602	30

Spartan Motors, Inc.	1,996	10

Standard Motor Products, Inc.	1,137	10

Superior Industries International, Inc.	1,375	20

Tenneco, Inc. *	3,335	74

Titan International, Inc. †	1,866	20
Wonder Auto Technology, Inc. *	1,109	9
		520

Banks – 6.3%

1st Source Corp.	769	15

Alliance Financial Corp. †	229	6

American National Bankshares, Inc. †	400	8

Ameris Bancorp †	1,080	12

Ames National Corp. †	400	7

Arrow Financial Corp.	534	14

Auburn National Bancorporation, Inc. †	111	2

Bancfirst Corp.	375	15

Banco Latinoamericano de Comercio Exterior S.A., Class E	1,596	21

Bancorp Rhode Island, Inc.	204	6

Bancorp, Inc. *	1,147	9

Bank Mutual Corp. †	2,697	17

Bank of Kentucky Financial Corp.	165	3

Bank of Marin Bancorp †	312	10

Bank of the Ozarks, Inc. †	737	26

Banner Corp. †	897	4

Bar Harbor Bankshares	154	4

Boston Private Financial Holdings, Inc. †	3,965	29

Bridge Bancorp, Inc. †	357	8

Bryn Mawr Bank Corp. †	400	7

Camden National Corp. †	430	13

Capital City Bank Group, Inc. †	691	10

Cardinal Financial Corp.	1,536	16

Cass Information Systems, Inc. †	485	15

Cathay General Bancorp †	4,436	49

Center Bancorp, Inc. †	880	6

Centerstate Banks, Inc.	1,115	13

Central Pacific Financial Corp. †*	1,597	4

Century Bancorp, Inc., Class A	262	5

Chemical Financial Corp.	1,219	30

Citizens & Northern Corp.	710	9

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% continued

Banks – 6.3% continued

Citizens Holding Co. †	236	$5

Citizens Republic Bancorp, Inc. *	22,377	25

City Holding Co. †	899	29

CNB Financial Corp. †	488	7

CoBiz Financial, Inc. †	1,760	12

Columbia Banking System, Inc. †	2,196	49

Community Bank System, Inc. †	1,860	42

Community Trust Bancorp, Inc.	866	23

CVB Financial Corp. †	4,820	48

Eagle Bancorp, Inc. †*	736	10

East West Bancorp, Inc. †	8,487	144

Enterprise Bancorp, Inc.	266	3

Enterprise Financial Services Corp. †	417	4

Farmers Capital Bank Corp.	400	3

Financial Institutions, Inc.	636	12

First Bancorp †	789	13

First BanCorp Puerto Rico †	4,789	6

First Bancorp, Inc. †	500	7

First Busey Corp. †	2,898	14

First California Financial Group, Inc. *	292	1

First Commonwealth Financial Corp. †	4,512	24

First Community Bancshares, Inc.	812	13

First Financial Bancorp	3,270	52

First Financial Bankshares, Inc. †	1,179	59

First Financial Corp.	693	20

First Financial Service Corp.	218	2

First Merchants Corp.	1,238	11

First Midwest Bancorp, Inc.	4,173	58

First of Long Island (The) Corp.	304	8

First South Bancorp, Inc. †	620	8

FirstMerit Corp. †	5,938	111

FNB Corp. †	6,430	53

German American Bancorp, Inc.	535	9

Glacier Bancorp, Inc. †	4,120	65

Great Southern Bancorp, Inc. †	587	14

Guaranty Bancorp *	2,900	4

Hampton Roads Bankshares, Inc. †*	1,054	2

Hancock Holding Co. †	1,593	61

Heartland Financial USA, Inc. †	718	13

Heritage Financial Corp. †*	514	8

Home Bancshares, Inc.	1,080	25

IBERIABANK Corp. †	1,513	83

Independent Bank Corp.	1,169	28

International Bancshares Corp.	2,926	58

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% continued

Banks – 6.3% continued

Lakeland Bancorp, Inc. †	894	$9

Lakeland Financial Corp.	943	19

MainSource Financial Group, Inc. †	1,156	10

MB Financial, Inc. †	2,911	64

Merchants Bancshares, Inc. †	263	6

Metro Bancorp, Inc. †*	460	6

Midsouth Bancorp, Inc. †	250	4

Nara Bancorp, Inc. †*	1,811	14

National Bankshares, Inc. †	345	9

National Penn Bancshares, Inc. †	7,141	50

NBT Bancorp, Inc.	1,944	43

Northrim BanCorp, Inc.	353	6

Norwood Financial Corp.	94	2

Ohio Valley Banc Corp.	222	4

Old National Bancorp †	5,000	57

Old Point Financial Corp.	91	1

Old Second Bancorp, Inc.	730	3

OmniAmerican Bancorp, Inc. †*	434	5

Oriental Financial Group, Inc. †	1,821	25

Orrstown Financial Services, Inc. †	295	7

Pacific Capital Bancorp N.A. *	2,649	4

Pacific Continental Corp.	1,162	13

PacWest Bancorp †	1,576	33

Park National Corp. †	663	43

Peapack Gladstone Financial Corp. †	543	7

Penns Woods Bancorp, Inc. †	146	4

Peoples Bancorp, Inc. †	609	9

Peoples Financial Corp. †	293	4

Pinnacle Financial Partners, Inc. †*	1,923	26

Porter Bancorp, Inc. †	131	2

Premierwest Bancorp *	4,966	3

PrivateBancorp, Inc.	2,997	40

Prosperity Bancshares, Inc.	2,613	94

Renasant Corp. †	1,220	18

Republic Bancorp, Inc., Class A †	548	13

Republic First Bancorp, Inc. *	377	1

S&T Bancorp, Inc. †	1,366	29

Sandy Spring Bancorp, Inc. †	1,343	21

Santander BanCorp *	271	3

SCBT Financial Corp. †	722	26

Shore Bancshares, Inc.	500	6

Sierra Bancorp †	464	6

Signature Bank† *	2,272	86

Simmons First National Corp., Class A	948	25

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% continued

Banks – 6.3% continued

Smithtown Bancorp, Inc.	854	$2

South Financial Group (The), Inc.	13,216	4

Southside Bancshares, Inc.	812	16

Southwest Bancorp, Inc.	1,003	16

State Bancorp, Inc. †	800	7

StellarOne Corp.	1,287	18

Sterling Bancorp	1,540	15

Sterling Bancshares, Inc. †	5,766	31

Sterling Financial Corp. *	3,022	3

Suffolk Bancorp †	535	17

Sun Bancorp, Inc. †*	891	4

Susquehanna Bancshares, Inc.	7,317	64

SVB Financial Group*	2,325	104

SY Bancorp, Inc. †	647	15

Texas Capital Bancshares, Inc. *	2,056	38

Tompkins Financial Corp. †	533	21

Tower Bancorp, Inc. †	301	7

TowneBank †	1,241	18

Trico Bancshares	842	15

TrustCo Bank Corp. NY †	4,401	27

Trustmark Corp. †	3,568	80

UMB Financial Corp.	1,794	70

Umpqua Holdings Corp. †	6,334	80

Union First Market Bankshares Corp. †	1,316	20

United Bankshares, Inc. †	2,159	58

United Community Banks, Inc. *	4,684	22

United Security Bancshares	339	5

Univest Corp. of Pennsylvania †	947	18

Washington Banking Co.	849	11

Washington Trust Bancorp, Inc. †	789	14

Webster Financial Corp. †	3,904	75

WesBanco, Inc.	1,303	25

West Bancorporation, Inc. †*	1,000	8

Westamerica Bancorporation †	1,650	92

Western Alliance Bancorp †*	2,614	21

Wilber Corp.	300	2

Wilshire Bancorp, Inc. †	909	9

Wintrust Financial Corp.	1,716	61
Yadkin Valley Financial Corp.	900	4
		3,616

Beverages – 0.2%

Boston Beer Co., Inc., Class A †*	483	32

Coca-Cola Bottling Co. Consolidated	214	11

Farmer Bros. Co. †	400	7

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Beverages – 0.2% – continued

Heckmann Corp. †*	5,066	$27

National Beverage Corp. †	620	7
Peet’s Coffee & Tea, Inc. †*	660	26
		110

Biotechnology – 2.5%

Acorda Therapeutics, Inc. *	2,177	75

Affymax, Inc. †*	1,040	23

Alnylam Pharmaceuticals, Inc. †*	2,010	32

AMAG Pharmaceuticals, Inc. *	1,189	38

American Oriental Bioengineering, Inc. *	3,332	10

Arena Pharmaceuticals, Inc. †*	5,622	17

Ariad Pharmaceuticals, Inc. †*	6,290	24

Arqule, Inc. †*	2,450	15

ARYx Therapeutics, Inc. *	1,206	1

BioCryst Pharmaceuticals, Inc. *	1,405	10

Cambrex Corp. †*	1,551	7

Cardium Therapeutics, Inc. †*	2,211	1

Celera Corp. †*	4,824	34

Cell Therapeutics, Inc. *	34,158	12

Celldex Therapeutics, Inc. †*	1,511	10

Chelsea Therapeutics International, Inc. †*	1,383	5

Clinical Data, Inc. †*	808	13

Cubist Pharmaceuticals, Inc. †*	3,229	70

Curis, Inc. †*	3,761	12

Cytokinetics, Inc. *	1,835	5

Discovery Laboratories, Inc. *	6,982	3

Emergent Biosolutions, Inc. †*	898	14

Enzo Biochem, Inc. *	1,919	10

Enzon Pharmaceuticals, Inc. †*	3,320	36

Exelixis, Inc. †*	5,963	31

Geron Corp. †*	5,216	28

GTx, Inc. *	1,100	2

Halozyme Therapeutics, Inc. †*	3,925	29

Harvard Bioscience, Inc. †*	1,375	5

Human Genome Sciences, Inc. *	10,315	255

Idera Pharmaceuticals, Inc. †*	793	3

Immunogen, Inc. *	3,539	31

Immunomedics, Inc. †*	3,838	13

Incyte Corp. Ltd. †*	4,979	64

Insmed, Inc. *	7,720	6

InterMune, Inc. †*	2,503	23

Lexicon Pharmaceuticals, Inc. †*	9,491	14

Ligand Pharmaceuticals, Inc., Class B †*	6,761	10

Martek Biosciences Corp. †*	1,860	35

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Biotechnology – 2.5% – continued

Maxygen, Inc. *	1,482	$9

Medicines (The) Co. *	2,755	23

Micromet, Inc. †*	3,782	23

Molecular Insight Pharmaceuticals, Inc. *	1,000	1

Momenta Pharmaceuticals, Inc. †*	2,289	30

Nanosphere, Inc. *	700	4

Novavax, Inc. †*	3,925	10

NPS Pharmaceuticals, Inc. †*	2,903	19

Omeros Corp. †*	118	1

OncoGenex Pharmaceutical, Inc. †*	254	4

PDL BioPharma, Inc. †	6,733	36

Protalix BioTherapeutics, Inc. †*	2,027	12

Regeneron Pharmaceuticals, Inc. †*	3,552	102

Repligen Corp. †*	2,187	8

RTI Biologics, Inc. *	3,209	12

Sangamo BioSciences, Inc. †*	2,449	11

Seattle Genetics, Inc. †*	4,706	62

Sequenom, Inc. †*	3,464	21

StemCells, Inc. †*	7,651	8

SuperGen, Inc. *	3,404	8

Vical, Inc. *	2,893	10
Zymogenetics, Inc. †*	2,426	11
		1,451

Building Materials – 0.8%

AAON, Inc. †	722	18

Apogee Enterprises, Inc. †	1,468	20

Broadwind Energy, Inc. †*	1,866	4

Builders FirstSource, Inc. †*	2,631	9

Comfort Systems USA, Inc. †	2,241	25

Drew Industries, Inc. *	1,015	22

Gibraltar Industries, Inc. *	1,574	21

Interline Brands, Inc. †*	1,848	37

Louisiana-Pacific Corp. *	7,164	61

LSI Industries, Inc.	1,292	7

NCI Building Systems, Inc. †*	1,103	13

Quanex Building Products Corp. †	2,092	42

Simpson Manufacturing Co., Inc. †	2,125	62

Texas Industries, Inc. †	1,329	48

Trex Co., Inc. †*	908	21
Universal Forest Products, Inc. †	1,067	39
		449

Chemicals – 2.0%

A. Schulman, Inc. †	1,569	35

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Chemicals - 2.0% – continued

Aceto Corp.	1,151	$7

American Vanguard Corp. †	1,152	9

Arch Chemicals, Inc.	1,407	48

Balchem Corp.	1,559	38

China Green Agriculture, Inc. *	599	6

Ferro Corp. *	4,879	44

H.B. Fuller Co.	2,717	58

Hawkins, Inc. †	500	13

Innophos Holdings, Inc.	967	28

Innospec, Inc. †*	1,365	17

Kraton Performance Polymers, Inc.	676	14

Landec Corp. *	1,523	9

Minerals Technologies, Inc.	1,040	56

NewMarket Corp.	563	58

Olin Corp. †	4,422	85

OM Group, Inc. *	1,749	52

Omnova Solutions, Inc. *	2,592	21

PolyOne Corp. *	5,236	52

Quaker Chemical Corp.	632	17

Rockwood Holdings, Inc. *	2,773	72

Sensient Technologies Corp.	2,731	76

ShengdaTech, Inc. *	1,700	10

Solutia, Inc. *	6,729	102

Spartech Corp. *	1,767	24

Stepan Co. †	408	29

Symyx Technologies, Inc. †*	2,013	13

W.R. Grace & Co. *	4,029	103

Westlake Chemical Corp. †	1,101	23

Zep, Inc.	1,180	22
Zoltek Cos., Inc. †*	1,528	15
		1,156

Coal – 0.3%

Cloud Peak Energy, Inc. †*	1,691	25

International Coal Group, Inc. †*	6,002	26

James River Coal Co. †*	1,617	26

Patriot Coal Corp. †*	4,166	69
Westmoreland Coal Co. *	477	5
		151

Commercial Services – 6.1%

ABM Industries, Inc. †	2,625	56

Administaff, Inc.	1,226	30

Advance America Cash Advance Centers, Inc. †	2,708	13

Advisory Board (The) Co. †*	896	33

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Commercial Services – 6.1% – continued

Albany Molecular Research, Inc. *	1,374	$9

American Caresource Holdings, Inc. †*	547	1

American Public Education, Inc. †*	1,021	42

American Reprographics Co. *	2,035	19

AMN Healthcare Services, Inc. *	1,926	16

Arbitron, Inc. †	1,495	46

Asset Acceptance Capital Corp. †*	868	5

Avis Budget Group, Inc. †*	5,720	68

Barrett Business Services, Inc. †	420	6

Bridgepoint Education, Inc. †*	785	17

Capella Education Co. †*	822	71

Cardtronics, Inc. *	800	10

CBIZ, Inc. †*	2,579	17

CDI Corp.	690	11

Cenveo, Inc. *	3,186	23

Chemed Corp.	1,268	72

ChinaCast Education Corp. †*	2,065	14

Coinstar, Inc. †*	1,728	93

Consolidated Graphics, Inc. *	546	25

Corinthian Colleges, Inc. †*	4,517	60

Cornell Cos., Inc. *	641	17

Corporate Executive Board (The) Co. †	1,923	62

Corvel Corp. *	423	15

CoStar Group, Inc. †*	1,119	46

CPI Corp.	289	8

CRA International, Inc. *	644	14

Cross Country Healthcare, Inc. †*	1,829	16

Deluxe Corp.	2,876	62

Diamond Management & Technology Consultants, Inc. †	1,165	12

Dollar Financial Corp. †*	1,337	27

Dollar Thrifty Automotive Group, Inc. *	1,613	75

DynCorp International, Inc., Class A *	1,388	24

Electro Rent Corp.	861	12

Emergency Medical Services Corp., Class A *	1,620	87

Euronet Worldwide, Inc. *	2,747	36

ExlService Holdings, Inc. †*	862	14

Forrester Research, Inc. *	860	27

Franklin Covey Co. †*	721	5

Gartner, Inc. *	3,791	94

Geo Group (The), Inc. †*	2,844	60

Global Cash Access Holdings, Inc. *	1,989	16

Grand Canyon Education, Inc. *	793	19

Great Lakes Dredge & Dock Corp.	2,335	14

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Commercial Services – 6.1% – continued

H&E Equipment Services, Inc. †*	1,621	$16

Hackett Group (The), Inc. †*	2,300	8

Healthcare Services Group, Inc. †	2,288	46

Heartland Payment Systems, Inc. †	2,106	35

Heidrick & Struggles International, Inc.	995	23

Hill International, Inc. *	1,425	7

HMS Holdings Corp. *	1,475	80

Huron Consulting Group, Inc. *	1,210	28

ICF International, Inc. *	596	13

Information Services Group, Inc. †*	1,317	3

Jackson Hewitt Tax Service, Inc. *	1,791	3

K12, Inc. †*	1,308	33

Kelly Services, Inc., Class A *	1,562	23

Kendle International, Inc. †*	814	11

Kenexa Corp. †*	1,346	19

Kforce, Inc. *	1,649	22

Korn/Ferry International *	2,512	35

Landauer, Inc. †	519	32

Learning Tree International, Inc. †*	500	6

Lincoln Educational Services Corp. *	531	13

Live Nation Entertainment, Inc. *	7,845	96

Mac-Gray Corp.	665	8

MAXIMUS, Inc.	987	59

McGrath Rentcorp †	1,329	31

Medifast, Inc. †*	718	22

MedQuist, Inc. †	491	4

Midas, Inc. †*	796	8

MoneyGram International, Inc. †*	4,802	13

Monro Muffler Brake, Inc. †	926	36

Multi-Color Corp.	650	7

National Research Corp.	100	2

Navigant Consulting, Inc. *	2,799	34

Net 1 UEPS Technologies, Inc. †*	1,744	25

Nobel Learning Communities, Inc. †*	202	1

Odyssey Marine Exploration, Inc. †*	4,318	5

On Assignment, Inc. *	2,009	11

Parexel International Corp. *	3,215	72

PHH Corp. *	3,056	67

Pre-Paid Legal Services, Inc. †*	360	17

Princeton Review, Inc. †*	797	2

Providence Service (The) Corp. *	583	10

QC Holdings, Inc.	148	1

Rent-A-Center, Inc. *	3,743	91

Resources Connection, Inc. *	2,539	41

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Commercial Services – 6.1% – continued

Rewards Network, Inc. †	357	$4

Riskmetrics Group, Inc. *	1,231	27

Rollins, Inc. †	2,430	52

RSC Holdings, Inc. †*	2,937	21

SFN Group, Inc. *	3,070	23

Sotheby’s †	3,782	123

Standard Parking Corp. *	435	7

StarTek, Inc. †*	678	3

Steiner Leisure Ltd. *	808	34

Stewart Enterprises, Inc., Class A †	4,493	27

SuccessFactors, Inc. †*	2,631	59

Team Health Holdings, Inc. †*	863	11

Team, Inc. †*	1,115	17

TeleTech Holdings, Inc. *	1,813	23

TNS, Inc. *	1,412	27

Towers Watson & Co.	2,395	110

Transcend Services, Inc. †*	445	6

Tree.com, Inc. *	359	2

TrueBlue, Inc. *	2,468	33

United Rentals, Inc. †*	3,397	41

Universal Technical Institute, Inc. *	1,117	27

Valassis Communications, Inc. †*	2,690	98

Viad Corp. †	1,198	28

Volt Information Sciences, Inc. *	684	7
Wright Express Corp. *	2,155	68
		3,516

Computers – 2.1%

3D Systems Corp. †*	1,013	14

3PAR, Inc. †*	1,494	16

Agilysys, Inc. †	839	6

CACI International, Inc., Class A †*	1,682	78

CIBER, Inc. *	4,027	12

Cogo Group, Inc. †*	1,477	10

Compellent Technologies, Inc. †*	993	13

Computer Task Group, Inc. †*	674	5

Cray, Inc. *	2,030	10

Dynamics Research Corp. †*	478	5

Echelon Corp. †*	1,940	16

Electronics for Imaging, Inc. *	2,521	28

eLoyalty Corp. †*	357	2

Fortinet, Inc. †*	670	11

iGate Corp. †	1,324	15

Imation Corp. *	1,700	17

Immersion Corp. †*	1,600	8

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Computers – 2.1% – continued

Insight Enterprises, Inc. *	2,658	$39

Integral Systems, Inc. †*	676	5

Isilon Systems, Inc. *	1,392	19

Jack Henry & Associates, Inc.	4,707	113

LivePerson, Inc. *	2,417	16

Manhattan Associates, Inc. †*	1,278	37

Maxwell Technologies, Inc. †*	1,301	15

Mentor Graphics Corp. †*	6,001	55

Mercury Computer Systems, Inc. *	1,341	16

MTS Systems Corp.	908	27

NCI, Inc., Class A *	400	9

Ness Technologies, Inc. *	2,207	12

Netezza Corp. †*	2,619	34

Netscout Systems, Inc. *	1,345	18

Palm, Inc. †*	9,336	53

PAR Technology Corp. †*	439	3

Quantum Corp. *	11,749	28

Radiant Systems, Inc. *	1,619	22

Radisys Corp. †*	1,376	13

Rimage Corp. *	526	9

Riverbed Technology, Inc. †*	2,995	80

Silicon Graphics International Corp. †*	1,723	14

SMART Modular Technologies

WWH, Inc. *	2,225	14

SRA International, Inc., Class A *	2,305	50

STEC, Inc. *	1,387	17

Stratasys, Inc. †*	1,163	27

Super Micro Computer, Inc. †*	1,239	17

SYKES Enterprises, Inc. *	2,156	37

Synaptics, Inc. †*	1,942	58

Syntel, Inc. †	717	24

Tier Technologies, Inc., Class B †*	1,006	8

Unisys Corp. *	2,376	55
Virtusa Corp. *	748	6
		1,216

Cosmetics/Personal Care – 0.1%

Elizabeth Arden, Inc. †*	1,403	24

Inter Parfums, Inc. †	716	11
Revlon, Inc., Class A †*	1,036	14
		49

Distribution/Wholesale – 1.2%

Beacon Roofing Supply, Inc. †*	2,541	53

BlueLinx Holdings, Inc. †*	614	2

BMP Sunstone Corp. †*	1,896	9

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Distribution/Wholesale – 1.2% – continued

Brightpoint, Inc. *	1,938	$14

Chindex International, Inc. †*	782	9

Core-Mark Holding Co., Inc. †*	572	15

Fossil, Inc. †*	2,630	99

Houston Wire & Cable Co. †	1,038	12

MWI Veterinary Supply, Inc. †*	591	29

Owens & Minor, Inc. †	3,522	105

Pool Corp. †	2,733	66

Rentrak Corp. †*	548	13

Scansource, Inc. *	1,494	39

School Specialty, Inc. *	1,082	23

Titan Machinery, Inc. †*	818	11

United Stationers, Inc. *	1,319	77
Watsco, Inc. †	1,484	87
		663

Diversified Financial Services – 1.9%

Artio Global Investors, Inc.	1,537	28

BGC Partners, Inc., Class A	2,742	17

Calamos Asset Management, Inc., Class A	1,209	13

California First National Bancorp	77	1

Cityscape Financial Corp.(1) *	2,500	—

Cohen & Steers, Inc. †	946	23

CompuCredit Holdings Corp. †	789	4

Cowen Group, Inc., Class A *	935	4

Credit Acceptance Corp. *	332	16

Diamond Hill Investment Group, Inc.	131	9

Doral Financial Corp. †*	400	1

Duff & Phelps Corp., Class A	876	12

E*TRADE Financial Corp. *	102,450	152

Encore Capital Group, Inc. †*	800	17

Epoch Holding Corp.	723	9

Evercore Partners, Inc., Class A †	846	28

FBR Capital Markets Corp. *	1,124	4

First Marblehead (The) Corp. *	3,800	11

GAMCO Investors, Inc., Class A	400	16

GFI Group, Inc. †	3,632	22

Gleacher & Co., Inc. †*	2,985	12

International Assets Holding Corp. †*	781	13

JMP Group, Inc. †	835	6

KBW, Inc. *	1,952	49

Knight Capital Group, Inc., Class A †*	5,276	77

LaBranche & Co., Inc. †*	2,129	9

MarketAxess Holdings, Inc.	1,767	26

MF Global Holdings Ltd. *	5,462	42

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Diversified Financial Services – 1.9% – continued

National Financial Partners Corp. *	2,290	$32

Nelnet, Inc., Class A	1,095	22

NewStar Financial, Inc. †*	1,376	9

Ocwen Financial Corp. †*	3,232	39

Oppenheimer Holdings, Inc., Class A †	556	15

optionsXpress Holdings, Inc. †*	2,364	38

Penson Worldwide, Inc. †*	1,217	8

Piper Jaffray Cos. *	1,100	36

Portfolio Recovery Associates, Inc. †*	959	66

Pzena Investment Management, Inc., Class A	400	3

Sanders Morris Harris Group, Inc.	1,072	6

Stifel Financial Corp. †*	1,686	85

SWS Group, Inc.	1,649	17

Thomas Weisel Partners Group, Inc. *	1,197	8

TradeStation Group, Inc. *	1,965	14

US Global Investors, Inc., Class A †	862	6

Virtus Investment Partners, Inc. †*	366	8

Westwood Holdings Group, Inc.	331	12
World Acceptance Corp. †*	895	32
		1,077

Electric – 1.6%

Allete, Inc. †	1,620	56

Avista Corp.	3,083	60

Black Hills Corp. †	2,158	62

Central Vermont Public Service Corp. †	646	13

CH Energy Group, Inc. †	886	34

Cleco Corp.	3,396	90

El Paso Electric Co. *	2,564	51

Empire District Electric (The) Co.	2,133	39

EnerNOC, Inc. †*	824	23

IDACORP, Inc.	2,676	88

MGE Energy, Inc. †	1,291	46

NorthWestern Corp.	1,991	52

Otter Tail Corp. †	2,001	40

Pike Electric Corp. †*	1,000	10

PNM Resources, Inc.	4,901	61

PNM Resources, Inc. – Fractional Shares (1) *	50,000	–

Portland General Electric Co.	4,189	79

UIL Holdings Corp. †	1,668	42

Unisource Energy Corp.	1,981	61

Unitil Corp.†	687	14

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Electric – 1.6% – continued
US Geothermal, Inc. *	3,500	$3
		924

Electrical Components & Equipment – 1.1%

Advanced Battery Technologies, Inc. †*	2,957	10

Advanced Energy Industries, Inc. *	1,848	23

American Superconductor Corp. †*	2,480	76

Belden, Inc.	2,657	69

China BAK Battery, Inc. †*	2,900	5

Encore Wire Corp. †	1,018	20

Ener1, Inc. †*	3,170	11

Energy Conversion Devices, Inc. †*	2,685	15

EnerSys *	2,252	51

Evergreen Solar, Inc. †*	11,512	11

Fushi Copperweld, Inc. *	920	9

Generac Holdings, Inc. *	917	10

GrafTech International Ltd. *	6,787	113

Graham Corp. †	589	10

Harbin Electric, Inc. *	943	19

Insteel Industries, Inc.	811	10

Lihua International, Inc. *	191	2

Littelfuse, Inc. *	1,225	44

NIVS IntelliMedia Technology Group, Inc. †*	775	2

Orion Energy Systems, Inc. *	970	4

Powell Industries, Inc. †*	427	12

Power-One, Inc. †*	4,472	35

PowerSecure International, Inc. †*	1,003	9

Satcon Technology Corp. †*	4,235	10

SmartHeat, Inc. *	621	4

Ultralife Corp. *	700	3

Universal Display Corp. †*	1,735	27

Valence Technology, Inc. †*	3,000	3
Vicor Corp. †*	918	11
		628

Electronics – 2.2%

American Science & Engineering, Inc.	508	36

Analogic Corp.	704	30

Badger Meter, Inc. †	822	33

Bel Fuse, Inc., Class B †	577	10

Benchmark Electronics, Inc. *	3,688	68

Brady Corp., Class A	2,723	79

Checkpoint Systems, Inc. *	2,192	44

China Security & Surveillance Technology, Inc. *	2,382	11

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Electronics – 2.2% – continued

Cogent, Inc.F *	2,242	$20

Coherent, Inc. *	1,217	43

CTS Corp.	1,981	21

Cymer, Inc. *	1,669	50

Daktronics, Inc. †	2,014	17

DDi Corp. †*	775	7

Dionex Corp. †*	1,001	79

Electro Scientific Industries, Inc. †*	1,607	21

FARO Technologies, Inc. *	990	24

FEI Co. †*	2,093	43

ICx Technologies, Inc. †*	700	5

II-VI, Inc. †*	1,403	47

L-1 Identity Solutions, Inc. *	4,161	31

LaBarge, Inc. *	295	3

Measurement Specialties, Inc. †*	784	12

MEMSIC, Inc. *	829	2

Methode Electronics, Inc.	2,237	23

Microvision, Inc. †*	4,989	13

Multi-Fineline Electronix, Inc. *	585	15

Newport Corp. *	1,754	18

NVE Corp. †*	260	12

OSI Systems, Inc. *	920	24

Park Electrochemical Corp. †	1,151	30

Plexus Corp. *	2,196	75

RAE Systems, Inc. *	2,247	2

Rofin-Sinar Technologies, Inc. †*	1,620	39

Rogers Corp. *	858	24

Spectrum Control, Inc. †*	718	9

SRS Labs, Inc. †*	630	6

Stoneridge, Inc. *	900	9

Taser International, Inc. †*	3,515	16

Technitrol, Inc. †	2,445	9

TTM Technologies, Inc. †*	4,056	47

Watts Water Technologies, Inc. , Class A	1,657	54

Woodward Governor Co.	3,426	98

X-Rite, Inc. †*	1,391	5
Zygo Corp. †*	743	6
		1,270

Energy – Alternate Sources – 0.2%

Ascent Solar Technologies, Inc. †*	1,283	4

Clean Energy Fuels Corp. †*	2,025	30

Comverge, Inc. †*	1,212	12

Evergreen Energy, Inc. *	7,026	1

FuelCell Energy, Inc. †*	4,584	10

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Energy – Alternate Sources – 0.2% – continued

Green Plains Renewable Energy, Inc. *	573	$6

Headwaters, Inc. *	3,412	14

Rex Stores Corp. †*	500	9
Syntroleum Corp. †*	3,688	8
		94

Engineering & Construction – 0.7%

Argan, Inc. †*	422	5

Dycom Industries, Inc. *	2,211	22

EMCOR Group, Inc. *	3,687	92

ENGlobal Corp. *	1,201	3

Exponent, Inc. †*	737	20

Granite Construction, Inc. †	1,900	56

Insituform Technologies, Inc., Class A †*	2,205	45

Integrated Electrical Services, Inc. †*	400	2

Layne Christensen Co. †*	1,131	28

Michael Baker Corp. *	465	17

Mistras Group, Inc. †*	639	8

MYR Group, Inc. †*	960	16

Orion Marine Group, Inc. *	1,507	23

Stanley, Inc. *	612	23

Sterling Construction Co., Inc. †*	770	13

Tutor Perini Corp. †*	1,437	32
VSE Corp. †	247	9
		414

Entertainment – 0.7%

Ascent Media Corp., Class A *	773	20

Bally Technologies, Inc. *	3,075	131

Bluegreen Corp. †*	800	4

Carmike Cinemas, Inc. *	632	7

Churchill Downs, Inc. †	539	18

Cinemark Holdings, Inc. †	1,808	29

Dover Downs Gaming & Entertainment, Inc. †	817	3

Great Wolf Resorts, Inc. †*	1,490	4

Isle of Capri Casinos, Inc. †*	963	9

Lakes Entertainment, Inc. *	1,036	2

National CineMedia, Inc. †	2,384	42

Pinnacle Entertainment, Inc. *	3,385	41

Reading International, Inc., Class A †*	951	4

Shuffle Master, Inc. †*	3,142	26

Speedway Motorsports, Inc. †	757	11

Vail Resorts, Inc. *	1,649	68

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Entertainment – 0.7% – continued
Youbet.com, Inc. †*	1,732	$4
		423

Environmental Control – 0.6%

Calgon Carbon Corp. †*	3,094	46

Clean Harbors, Inc. *	1,212	77

Darling International, Inc. *	4,618	37

Energy Recovery, Inc. †*	2,003	7

EnergySolutions, Inc. †	4,200	26

Fuel Tech, Inc. †*	1,085	7

Heritage-Crystal Clean, Inc. †*	113	1

Metalico, Inc. †*	2,010	10

Met-Pro Corp. †	846	8

Mine Safety Appliances Co. †	1,481	41

Perma-Fix Environmental Services *	3,141	6

Tetra Tech, Inc. *	3,420	77

US Ecology, Inc.	1,074	15
Waste Services, Inc. *	901	10
		368

Food – 1.8%

American Dairy, Inc. *	588	10

American Italian Pasta Co., Class A† *	1,183	46

Arden Group, Inc., Class A †	67	6

B&G Foods, Inc., Class A	2,503	27

Calavo Growers, Inc. †	591	9

Cal-Maine Foods, Inc. †	795	26

Chiquita Brands International, Inc. †*	2,508	31

Diamond Foods, Inc. †	1,234	51

Dole Food Co., Inc. †*	2,116	19

Fresh Del Monte Produce, Inc. *	2,326	46

Great Atlantic & Pacific Tea Co. †*	1,848	10

Hain Celestial Group (The), Inc. †*	2,263	49

HQ Sustainable Maritime Industries, Inc. †*	780	4

Imperial Sugar Co. †	705	7

Ingles Markets, Inc., Class A †	739	11

J&J Snack Foods Corp.	797	35

Lancaster Colony Corp. †	1,059	58

Lance, Inc.	1,552	30

Lifeway Foods, Inc. †*	300	3

M&F Worldwide Corp. *	631	20

Nash Finch Co.	743	27

Overhill Farms, Inc. †*	899	6

Ruddick Corp. †	2,400	79

Sanderson Farms, Inc.†	1,340	73

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Food – 1.8% – continued

Seaboard Corp. †	19	$27

Seneca Foods Corp., Class A *	567	17

Smart Balance, Inc. *	3,648	22

Spartan Stores, Inc. †	1,155	18

Tootsie Roll Industries, Inc. †	1,387	35

TreeHouse Foods, Inc. †*	1,968	91

United Natural Foods, Inc. *	2,420	75

Village Super Market, Class A †	400	11

Weis Markets, Inc. †	605	20

Winn-Dixie Stores, Inc. †*	3,049	34
Zhongpin, Inc. †*	1,312	16
		1,049

Forest Products & Paper – 0.8%

Boise, Inc. *	1,660	10

Buckeye Technologies, Inc. *	2,248	27

Cellu Tissue Holdings, Inc. †*	505	5

Clearwater Paper Corp. †*	638	39

Deltic Timber Corp. †	585	27

Domtar Corp. †*	2,335	143

Glatfelter †	2,532	29

KapStone Paper and Packaging Corp. *	1,796	20

Neenah Paper, Inc.	765	15

Orchids Paper Products Co. †*	374	5

Potlatch Corp. †	2,242	78

Schweitzer-Mauduit International, Inc.	998	55
Wausau Paper Corp. †*	2,557	22
		475

Gas – 1.1%

Chesapeake Utilities Corp. †	527	16

Laclede Group (The), Inc.	1,224	41

New Jersey Resources Corp. †	2,372	84

Nicor, Inc.	2,544	103

Northwest Natural Gas Co. †	1,459	64

Piedmont Natural Gas Co., Inc. †	4,136	105

South Jersey Industries, Inc. †	1,643	72

Southwest Gas Corp.	2,509	74
WGL Holdings, Inc.	2,781	94
		653

Hand/Machine Tools – 0.4%

Baldor Electric Co. †	2,621	94

Franklin Electric Co., Inc.	1,298	38
Regal-Beloit Corp.	2,080	125
		257

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Healthcare – Products – 3.9%

Abaxis, Inc. *	1,274	$29

ABIOMED, Inc. †*	1,646	16

Accuray, Inc. *	2,350	14

Affymetrix, Inc. †*	4,117	27

AGA Medical Holdings, Inc. †*	757	11

Align Technology, Inc. †*	3,306	49

Alphatec Holdings, Inc. *	1,975	11

American Medical Systems Holdings, Inc. †*	4,205	95

Angiodynamics, Inc. *	1,446	21

Atrion Corp. †	89	12

ATS Medical, Inc. †*	2,736	11

BioMimetic Therapeutics, Inc. †*	793	10

Bovie Medical Corp. *	983	4

Bruker Corp. *	2,778	35

Cantel Medical Corp. †	744	13

Cardiac Science Corp. †*	1,100	1

CardioNet, Inc. *	1,466	11

Cardiovascular Systems, Inc. *	499	2

Cepheid, Inc. †*	3,281	59

Conceptus, Inc. †*	1,773	30

Conmed Corp. †*	1,627	32

CryoLife, Inc. *	1,313	7

Cutera, Inc. †*	756	7

Cyberonics, Inc. †*	1,494	26

Cynosure, Inc., Class A †*	674	8

Delcath Systems, Inc. †*	1,878	29

DexCom, Inc. *	2,864	30

Endologix, Inc. †*	2,692	12

EnteroMedics, Inc. *	849	–

ev3, Inc. *	4,218	80

Exactech, Inc. *	465	8

Female Health (The) Co. †	882	5

Genomic Health, Inc. †*	879	13

Greatbatch, Inc. †*	1,272	27

Haemonetics Corp. *	1,427	77

Hanger Orthopedic Group, Inc. †*	1,306	22

Hansen Medical, Inc. †*	1,464	3

HeartWare International, Inc. *	367	22

ICU Medical, Inc. *	641	20

Immucor, Inc. *	3,935	77

Insulet Corp.† *	2,059	30

Integra LifeSciences Holdings Corp. *	1,057	42

Invacare Corp. †	1,635	39

IRIS International, Inc. †*	1,100	11

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Healthcare – Products – 3.9% – continued

Kensey Nash Corp. *	395	$9

LCA-Vision, Inc. *	917	7

Luminex Corp. †*	2,318	40

MAKO Surgical Corp. †*	1,051	14

Masimo Corp.	2,891	64

Medical Action Industries, Inc. *	768	9

MELA Sciences, Inc. †*	1,316	10

Merge Healthcare, Inc. †*	2,098	5

Meridian Bioscience, Inc. †	2,280	40

Merit Medical Systems, Inc. *	1,540	24

Micrus Endovascular Corp. †*	901	16

Natus Medical, Inc. *	1,634	27

NuVasive, Inc. †*	2,212	87

NxStage Medical, Inc. †*	1,313	18

OraSure Technologies, Inc. †*	2,640	12

Orthofix International N.V. *	966	31

Orthovita, Inc. †*	3,615	11

Palomar Medical Technologies, Inc. †*	1,121	12

PSS World Medical, Inc. †*	3,334	76

Quidel Corp. †*	1,461	17

Rochester Medical Corp. *	575	6

Rockwell Medical Technologies, Inc. *	1,070	6

Sirona Dental Systems, Inc. *	964	34

Somanetics Corp. †*	677	12

SonoSite, Inc. †*	830	24

Spectranetics Corp. *	1,807	11

Stereotaxis, Inc. †*	754	3

STERIS Corp. †	3,296	105

SurModics, Inc. †*	850	14

Symmetry Medical, Inc. *	2,095	23

Synovis Life Technologies, Inc. †*	700	10

Thoratec Corp. †*	3,185	140

TomoTherapy, Inc. †*	2,676	8

TranS1, Inc. †*	700	2

Utah Medical Products, Inc. †	207	5

Vascular Solutions, Inc. †*	932	10

Vital Images, Inc. *	566	8

Volcano Corp. †*	2,738	61

West Pharmaceutical Services, Inc. †	1,856	73

Wright Medical Group, Inc. †*	2,142	35

Young Innovations, Inc. †	308	8
Zoll Medical Corp. *	1,167	34
		2,249

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Healthcare – Services – 2.3%

Air Methods Corp. †*	616	$20

Alliance HealthCare Services, Inc. †*	1,536	9

Allied Healthcare International, Inc. *	2,555	7

Almost Family, Inc. †*	454	16

Amedisys, Inc. †*	1,535	76

America Service Group, Inc. †	473	9

American Dental Partners, Inc. †*	893	11

AMERIGROUP Corp. *	2,964	106

Amsurg Corp. *	1,681	33

Assisted Living Concepts, Inc., Class A †*	600	20

Bio-Reference Labs, Inc. †*	1,364	31

Capital Senior Living Corp. †*	1,245	6

Centene Corp. *	2,706	62

Continucare Corp. *	1,495	6

Emeritus Corp. †*	1,090	22

Ensign Group (The), Inc.	635	12

Genoptix, Inc. †*	943	25

Gentiva Health Services, Inc. *	1,640	45

Healthsouth Corp. †*	5,306	105

Healthspring, Inc. *	2,767	48

Healthways, Inc. *	1,862	26

IPC The Hospitalist Co., Inc. *	934	27

Kindred Healthcare, Inc. *	2,203	34

LHC Group, Inc. †*	837	26

Magellan Health Services, Inc. *	1,881	77

Medcath Corp. †*	900	8

Metropolitan Health Networks, Inc. †*	2,254	9

Molina Healthcare, Inc. *	751	21

National Healthcare Corp.	398	14

Nighthawk Radiology Holdings, Inc. *	1,200	4

NovaMed, Inc. *	1,111	4

Odyssey HealthCare, Inc. *	1,867	50

Psychiatric Solutions, Inc. *	3,197	103

RadNet, Inc. †*	1,658	5

RehabCare Group, Inc. *	1,394	41

Res-Care, Inc. †*	1,497	17

Select Medical Holdings Corp. *	1,888	15

Skilled Healthcare Group, Inc., Class A †*	1,095	9

Sun Healthcare Group, Inc. *	2,254	21

Sunrise Senior Living, Inc. †*	2,640	11

Triple-S Management Corp., Class B †*	1,115	20

U.S. Physical Therapy, Inc. *	700	12

Virtual Radiologic Corp. †*	400	7

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Healthcare–Services – 2.3% – continued
WellCare Health Plans, Inc. *	2,414	$66
		1,296

Holding Companies – Diversified – 0.1%

Compass Diversified Holdings	1,813	26

Harbinger Group, Inc. *	471	3

Primoris Services Corp. †	537	4
Resource America, Inc., Class A	627	2
		35

Home Builders – 0.4%

Amrep Corp.*	100	1

Beazer Homes USA, Inc. †*	3,995	20

Brookfield Homes Corp. *	521	5

Cavco Industries, Inc. †*	349	13

China Housing & Land

Development, Inc. *	1,500	5

Hovnanian Enterprises, Inc., Class A †*	2,969	18

M/I Homes, Inc. *	1,016	12

Meritage Homes Corp. *	1,764	38

Ryland Group, Inc. †	2,418	45

Skyline Corp. †	408	8

Standard Pacific Corp. †*	6,003	30
Winnebago Industries, Inc. †*	1,405	17
		212

Home Furnishings – 0.7%

American Woodmark Corp. †	555	14

Audiovox Corp., Class A †*	784	6

DTS, Inc. †*	957	32

Ethan Allen Interiors, Inc. †	1,296	26

Furniture Brands International, Inc. *	2,500	20

Hooker Furniture Corp. †	619	10

Kimball International, Inc., Class B	1,868	13

La-Z-Boy, Inc. †*	2,889	34

Sealy Corp. †*	2,644	9

Stanley Furniture Co., Inc. *	587	3

Tempur-Pedic International, Inc. †*	4,231	140

TiVo, Inc. †*	6,257	57
Universal Electronics, Inc. *	790	15
		379

Household Products/Wares – 0.7%

ACCO Brands Corp. *	3,053	22

American Greetings Corp., Class A	2,216	52

Blyth, Inc.	334	17

Central Garden and Pet Co., Class A †*	3,274	31

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Household Products/Wares – 0.7% – continued

CSS Industries, Inc. †	432	$8

Ennis, Inc. †	1,531	27

Helen of Troy Ltd. *	1,690	44

Oil-Dri Corp. of America †	271	5

Prestige Brands Holdings, Inc. *	1,994	16

Standard Register (The) Co. †	91	–

Tupperware Brands Corp.	3,538	150
WD-40 Co.	923	30
		402

Insurance – 3.1%

Alterra Capital Holdings Ltd.	2,599	49

Ambac Financial Group, Inc. †*	16,245	19

American Equity Investment Life Holding Co.	3,391	32

American Physicians Capital, Inc.	411	13

American Physicians Service Group, Inc.	311	7

American Safety Insurance Holdings Ltd. *	418	7

AMERISAFE, Inc. *	1,098	19

Amtrust Financial Services, Inc.	1,342	18

Argo Group International Holdings Ltd.	1,747	53

Assured Guaranty Ltd.	6,947	117

Baldwin & Lyons, Inc., Class B †	518	12

Citizens, Inc. †*	1,598	11

CNA Surety Corp. *	976	16

CNO Financial Group, Inc. †*	14,339	80

Crawford & Co., Class B *	1,339	4

Delphi Financial Group, Inc., Class A	2,540	66

Donegal Group, Inc., Class A	698	9

Eastern Insurance Holdings, Inc.	435	5

eHealth, Inc. †*	1,357	18

EMC Insurance Group, Inc. †	332	7

Employers Holdings, Inc.	2,491	40

Enstar Group Ltd. †*	361	23

FBL Financial Group, Inc., Class A	711	17

First Acceptance Corp. *	1,105	2

First Mercury Financial Corp.	825	10

Flagstone Reinsurance Holdings S.A.	2,141	25

FPIC Insurance Group, Inc. *	577	16

Greenlight Capital Re Ltd., Class A †*	1,589	39

Hallmark Financial Services, Inc. *	510	5

Harleysville Group, Inc.	712	23

Horace Mann Educators Corp.	2,206	34

Independence Holding Co. †	334	2

Infinity Property & Casualty Corp.	760	36

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Insurance – 3.1% – continued

Kansas City Life Insurance Co.	279	$8

Life Partners Holdings, Inc. †	436	9

Maiden Holdings Ltd.	2,966	21

Meadowbrook Insurance Group, Inc.	3,392	29

Mercer Insurance Group, Inc.	303	5

MGIC Investment Corp. †*	11,530	108

Montpelier Re Holdings Ltd.	4,033	63

National Interstate Corp. †	334	7

National Western Life Insurance Co., Class A	130	22

Navigators Group (The), Inc. *	689	28

NYMAGIC, Inc.	300	6

Phoenix (The) Cos., Inc. *	6,855	19

Platinum Underwriters Holdings Ltd.	2,571	95

PMA Capital Corp., Class A *	1,662	11

PMI Group (The), Inc. †*	8,033	38

Presidential Life Corp.	1,279	13

Primus Guaranty Ltd. †*	1,300	5

ProAssurance Corp. *	1,854	109

Radian Group, Inc.	7,475	77

RLI Corp. †	1,035	57

Safety Insurance Group, Inc.	727	26

SeaBright Insurance Holdings, Inc.	1,255	13

Selective Insurance Group, Inc.	2,991	47

State Auto Financial Corp.	833	15

Stewart Information Services Corp. †	1,020	11

Tower Group, Inc.	2,461	54

United America Indemnity Ltd., Class A †*	2,028	16

United Fire & Casualty Co.	1,189	25

Universal American Corp. *	1,577	23
Universal Insurance Holdings, Inc. †	729	3
		1,797

Internet – 3.0%

1-800-FLOWERS.COM, Inc., Class A *	1,426	4

AboveNet, Inc. †*	740	34

ActivIdentity Corp. †*	2,599	6

Ancestry.com, Inc. †*	499	8

Archipelago Learning, Inc. *	443	6

Art Technology Group, Inc. *	8,877	33

AsiaInfo Holdings, Inc. †*	1,765	38

Blue Coat Systems, Inc. †*	2,360	51

Blue Nile, Inc. †*	713	34

Cogent Communications Group, Inc. *	2,587	23

comScore, Inc. *	1,190	18

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Internet – 3.0% – continued

Constant Contact, Inc. †*	1,294	$28

CyberSource Corp. *	3,865	99

DealerTrack Holdings, Inc. *	2,112	34

Dice Holdings, Inc. *	963	8

Digital River, Inc. *	2,165	60

drugstore.com, Inc. †*	5,096	18

Earthlink, Inc. †	6,023	52

ePlus, Inc. †*	190	3

eResearchTechnology, Inc. *	2,486	20

Global Sources Ltd. †*	918	7

GSI Commerce, Inc. †*	1,740	49

Health Grades, Inc. †*	1,346	9

Imergent, Inc.	431	2

Infospace, Inc. †*	1,948	16

Internap Network Services Corp. *	2,990	15

Internet Brands, Inc., Class A †*	1,609	17

Internet Capital Group, Inc. †*	2,200	18

iPass, Inc. †*	2,840	3

j2 Global Communications, Inc. †*	2,473	57

Keynote Systems, Inc. †	800	8

Knot (The), Inc. *	1,772	13

Limelight Networks, Inc. *	1,920	8

Lionbridge Technologies, Inc. *	3,319	18

Liquidity Services, Inc. *	879	12

LoopNet, Inc. *	1,107	12

MercadoLibre, Inc. *	1,444	75

ModusLink Global Solutions, Inc. †*	2,516	19

Move, Inc. †*	9,222	19

NIC, Inc.	2,993	20

NutriSystem, Inc. †	1,719	38

Online Resources Corp. †*	1,600	7

OpenTable, Inc. †*	195	8

Openwave Systems, Inc. *	4,901	11

Orbitz Worldwide, Inc. *	2,010	11

Overstock.com, Inc. †*	925	21

PC-Tel, Inc. †*	1,338	8

Perficient, Inc. †*	1,240	13

QuinStreet, Inc. †*	383	5

Rackspace Hosting, Inc. †*	3,711	65

RealNetworks, Inc. *	4,900	18

S1 Corp. †*	3,108	19

Saba Software, Inc. †*	1,415	7

Safeguard Scientifics, Inc. †*	1,185	13

Sapient Corp.	4,762	48

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Internet – 3.0% – continued

Shutterfly, Inc. *	1,120	$26

SonicWALL, Inc. *	3,015	28

Sourcefire, Inc. †*	1,306	27

Stamps.com, Inc. *	518	6

support.com, Inc. †*	2,184	9

TechTarget, Inc. †*	787	5

TeleCommunication Systems, Inc., Class A *	2,367	12

Terremark Worldwide, Inc. †*	3,379	25

TIBCO Software, Inc. *	9,390	107

Travelzoo, Inc. †*	310	5

United Online, Inc.	4,699	32

US Auto Parts Network, Inc. *	524	4

ValueClick, Inc. *	4,644	54

VASCO Data Security International, Inc. †*	1,572	10

Vitacost.com, Inc. †*	611	6

Vocus, Inc. *	914	14

Web.com Group, Inc. *	1,600	6

Websense, Inc. †*	2,504	52
Zix Corp.† *	3,650	9
		1,703

Investment Companies – 1.0%

American Capital Ltd. †*	18,902	101

Ampal-American Israel Corp., Class A †*	1,300	2

Apollo Investment Corp.	9,930	104

Ares Capital Corp. †	10,651	144

BlackRock Kelso Capital Corp.	706	7

Capital Southwest Corp.	166	15

Fifth Street Finance Corp. †	2,172	25

Gladstone Capital Corp.	1,223	14

Gladstone Investment Corp.	1,226	7

Harris & Harris Group, Inc. †*	1,939	8

Hercules Technology Growth Capital, Inc.	2,098	19

Kohlberg Capital Corp. †	1,100	5

Main Street Capital Corp. †	421	6

MCG Capital Corp.	3,793	21

Medallion Financial Corp. †	422	3

MVC Capital, Inc. †	1,234	16

NGP Capital Resources Co.	1,234	9

PennantPark Investment Corp.	1,537	15

Prospect Capital Corp. †	3,520	36

Solar Capital Ltd. *	123	3

TICC Capital Corp. †	1,519	13

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Investment Companies – 1.0% – continued
Triangle Capital Corp. †	663	$9
		582

Iron/Steel – 0.0%

China Precision Steel, Inc. †*	1,770	3

General Steel Holdings, Inc. †*	1,331	4

Sutor Technology Group Ltd. *	500	1
Universal Stainless & Alloy †*	400	8
		16

Leisure Time – 0.6%

Ambassadors Group, Inc.	1,104	13

Brunswick Corp. †	4,965	87

Callaway Golf Co. †	3,737	32

Interval Leisure Group, Inc. *	2,221	30

Life Time Fitness, Inc. †*	2,302	85

Marine Products Corp. *	562	4

Multimedia Games, Inc. †*	1,547	7

Polaris Industries, Inc. †	1,737	102

Town Sports International Holdings, Inc. †*	1,098	3
Universal Travel Group *	597	5
		368

Lodging – 0.3%

Ameristar Casinos, Inc. †	1,338	24

Gaylord Entertainment Co. †*	2,259	60

Marcus Corp.	1,187	13

Monarch Casino & Resort, Inc. *	591	7

Morgans Hotel Group Co. *	1,171	9

Orient-Express Hotels Ltd., Class A †*	5,160	52
Red Lion Hotels Corp. †*	729	5
		170

Machinery – Construction & Mining – 0.0%
Astec Industries, Inc. †*	1,003	30

Machinery – Diversified – 1.3%

Alamo Group, Inc.	467	11

Albany International Corp., Class A	1,527	29

Altra Holdings, Inc. *	1,583	20

Applied Industrial Technologies, Inc. †	2,358	65

Briggs & Stratton Corp. †	2,771	57

Cascade Corp.	474	16

Chart Industries, Inc. *	1,578	29

Cognex Corp.	2,217	42

Columbus McKinnon Corp. *	1,118	18

Duoyuan Printing, Inc. *	602	5

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Machinery – Diversified – 1.3% – continued

DXP Enterprises, Inc. †*	437	$7

Flow International Corp. †*	2,457	6

Gorman-Rupp (The) Co. †	843	24

Hurco Cos., Inc. †*	400	7

Intermec, Inc. *	3,526	39

Intevac, Inc. †*	1,284	15

iRobot Corp. †*	1,151	25

Kadant, Inc. *	685	13

Lindsay Corp. †	718	25

Middleby Corp. †*	926	52

NACCO Industries, Inc., Class A	293	25

Nordson Corp. †	1,877	125

Raser Technologies, Inc. *	4,805	3

Robbins & Myers, Inc. †	1,491	33

Sauer-Danfoss, Inc. †*	717	10

Tecumseh Products Co., Class A *	1,090	14

Tennant Co. †	1,056	35
Twin Disc, Inc. †	500	6
		756

Media – 0.6%

Acacia Research – Acacia Technologies †*	1,774	27

Belo Corp., Class A *	5,047	37

CKX, Inc. †*	3,468	18

Courier Corp.	571	9

Crown Media Holdings, Inc., Class A †*	700	1

DG FastChannel, Inc. *	1,420	60

Dolan (The) Co. *	1,793	22

EW Scripps Co., Class A †*	1,679	15

Fisher Communications, Inc. †*	375	6

Journal Communications, Inc., Class A *	2,341	12

LIN TV Corp., Class A *	1,582	10

LodgeNet Interactive Corp. †*	1,166	6

Martha Stewart Living Omnimedia, Inc., Class A †*	1,502	9

Mediacom Communications Corp., Class A *	2,285	12

Outdoor Channel Holdings, Inc. †*	800	5

Playboy Enterprises, Inc., Class B †*	1,295	5

PRIMEDIA, Inc. †	1,157	4

Scholastic Corp.	1,246	33

Sinclair Broadcast Group, Inc., Class A *	2,413	16

Value Line, Inc. †	100	2

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Media – 0.6% – continued
World Wrestling Entertainment, Inc., Class A †	1,288	$21
		330

Metal Fabrication/Hardware – 0.9%

A.M. Castle & Co. †*	978	14

Ampco-Pittsburgh Corp.	500	12

CIRCOR International, Inc.	982	29

Dynamic Materials Corp. †	795	13

Eastern (The) Co. †	336	5

Furmanite Corp. †*	2,144	10

Hawk Corp., Class A †*	301	7

Haynes International, Inc.	668	21

Kaydon Corp.	1,866	70

L.B. Foster Co., Class A *	602	17

Ladish Co., Inc. *	932	24

Lawson Products, Inc. †	220	3

Mueller Industries, Inc.	2,126	56

Mueller Water Products, Inc., Class A †	8,726	38

North American Galvanizing & Coating, Inc. †*	713	5

Northwest Pipe Co. *	552	11

Olympic Steel, Inc. †	479	13

Omega Flex, Inc. †	200	3

RBC Bearings, Inc. *	1,200	34

RTI International Metals, Inc. *	1,696	45

Sun Hydraulics Corp. †	732	19
Worthington Industries, Inc.	3,415	50
		499

Mining – 0.8%

Allied Nevada Gold Corp.† *	3,170	61

AMCOL International Corp. †	1,323	36

Brush Engineered Materials, Inc. *	1,127	29

Century Aluminum Co.† *	3,223	34

Coeur d’Alene Mines Corp. †*	4,753	72

General Moly, Inc. †*	3,747	14

Hecla Mining Co. †*	13,268	71

Horsehead Holding Corp. †*	2,389	25

Kaiser Aluminum Corp. †	858	32

Paramount Gold and Silver Corp. *	3,903	6

Stillwater Mining Co. †*	2,289	30

United States Lime & Minerals, Inc. *	100	4

Uranerz Energy Corp. *	2,573	4

Uranium Energy Corp. †*	3,448	9

US Gold Corp. *	4,673	18

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Mining – 0.8% – continued
USEC, Inc. †*	6,485	$34
		479

Miscellaneous Manufacturing – 2.1%

A.O. Smith Corp. †	1,222	57

Actuant Corp., Class A †	3,786	77

Acuity Brands, Inc. †	2,420	99

American Railcar Industries, Inc.	356	5

Ameron International Corp.	515	33

AZZ, Inc. †	677	25

Barnes Group, Inc. †	2,629	49

Blount International, Inc. †*	2,114	23

Ceradyne, Inc. *	1,425	31

Chase Corp. †	328	4

China Fire & Security Group, Inc. *	823	10

CLARCOR, Inc. †	2,867	104

Colfax Corp. *	1,387	17

Eastman Kodak Co. †*	15,226	86

EnPro Industries, Inc. †*	1,103	35

ESCO Technologies, Inc. †	1,469	38

Federal Signal Corp.	3,045	21

FreightCar America, Inc. †	686	18

GP Strategies Corp. †*	464	3

Griffon Corp. *	2,423	29

Hexcel Corp. †*	5,427	87

John Bean Technologies Corp.	1,531	26

Koppers Holdings, Inc.	1,138	31

LSB Industries, Inc. †*	959	16

Matthews International Corp., Class A †	1,693	55

Metabolix, Inc. †*	1,339	19

Movado Group, Inc. †*	949	12

Myers Industries, Inc.	1,870	17

NL Industries, Inc. †	398	3

PMFG, Inc. †*	769	12

Polypore International, Inc. *	1,348	27

Portec Rail Products, Inc. †	362	4

Raven Industries, Inc.	887	31

Smith & Wesson Holding Corp. †*	3,299	14

Standex International Corp.	716	19

STR Holdings, Inc. †*	676	14

Sturm Ruger & Co., Inc. †	1,071	17

Tredegar Corp.	1,643	27
Trimas Corp. †*	902	9
		1,204

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Office Furnishings – 0.4%

Herman Miller, Inc. †	3,043	$58

HNI Corp. †	2,566	79

Interface, Inc., Class A	2,765	33

Knoll, Inc.	2,648	39
Steelcase, Inc., Class A †	3,996	33
		242

Oil & Gas – 2.4%

Alon USA Energy, Inc. †	540	4

Apco Oil and Gas International, Inc. †	532	15

Approach Resources, Inc. *	665	5

Arena Resources, Inc. *	2,160	71

Atlas Energy, Inc. †*	3,780	117

ATP Oil & Gas Corp. †*	2,235	24

Berry Petroleum Co., Class A †	2,863	88

Bill Barrett Corp. †*	2,174	71

BPZ Resources, Inc. †*	5,252	27

Brigham Exploration Co. *	6,686	115

Bronco Drilling Co., Inc. *	1,500	5

Carrizo Oil & Gas, Inc. †*	1,655	29

Cheniere Energy, Inc. †*	2,824	8

Clayton Williams Energy, Inc. †*	352	16

Contango Oil & Gas Co. *	687	35

CREDO Petroleum Corp. †*	376	3

Cubic Energy, Inc. *	1,396	1

CVR Energy, Inc. *	1,300	10

Delek US Holdings, Inc. †	800	5

Delta Petroleum Corp. †*	10,909	13

Endeavour International Corp. †*	6,702	9

FX Energy, Inc. *	2,475	9

Georesources, Inc. *	547	8

GMX Resources, Inc. †*	1,869	13

Goodrich Petroleum Corp. †*	1,455	18

Gran Tierra Energy, Inc. *	11,351	60

Gulfport Energy Corp. †*	1,526	20

Harvest Natural Resources, Inc. †*	1,907	14

Hercules Offshore, Inc. †*	6,322	20

Isramco, Inc. †*	59	3

McMoRan Exploration Co. †*	4,675	50

Northern Oil and Gas, Inc. †*	2,406	35

Oilsands Quest, Inc. *	12,852	9

Panhandle Oil and Gas, Inc., Class A †	350	9

Parker Drilling Co. †*	6,450	31

Penn Virginia Corp.	2,587	57

Petroleum Development Corp. *	1,114	23

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Oil & Gas – 2.4% – continued

Petroquest Energy, Inc. †*	2,860	$18

Pioneer Drilling Co. †*	2,536	15

PrimeEnergy Corp. *	52	1

Rex Energy Corp. †*	1,497	16

Rosetta Resources, Inc. *	2,895	63

Stone Energy Corp. *	2,355	32

Sulphco, Inc. †*	3,400	1

Swift Energy Co. *	2,145	59

Toreador Resources Corp. *	1,392	10

Vaalco Energy, Inc.	3,453	18

Vantage Drilling Co. †*	3,993	6

Venoco, Inc. *	1,001	14

W&T Offshore, Inc. †	1,909	19

Warren Resources, Inc. †*	4,145	12

Western Refining, Inc. †*	2,455	13
Zion Oil & Gas, Inc. †*	828	4
		1,351

Oil & Gas Services – 1.2%

Allis-Chalmers Energy, Inc. *	3,478	10

Basic Energy Services, Inc. †*	1,243	10

Bolt Technology Corp. †*	500	4

Boots & Coots, Inc. *	4,516	13

Cal Dive International, Inc. *	2,063	11

CARBO Ceramics, Inc.	1,079	70

Complete Production Services, Inc. *	3,335	43

Dawson Geophysical Co. †*	331	7

Dril-Quip, Inc. *	1,650	80

Geokinetics, Inc. †*	300	2

Global Industries Ltd. †*	5,648	30

Gulf Island Fabrication, Inc. †	701	13

Hornbeck Offshore Services, Inc. †*	1,273	20

ION Geophysical Corp. †*	7,478	41

Key Energy Services, Inc. †*	7,054	67

Lufkin Industries, Inc.	847	68

Matrix Service Co. *	1,559	15

Natural Gas Services Group, Inc. †*	707	11

Newpark Resources, Inc. *	5,013	32

OYO Geospace Corp. *	249	11

RPC, Inc. †	1,549	18

Superior Well Services, Inc. †*	971	15

T-3 Energy Services, Inc. *	747	20

Tetra Technologies, Inc. *	4,332	44

TGC Industries, Inc. †*	761	3

Union Drilling, Inc. †*	665	4

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Oil & Gas Services – 1.2% – continued
Willbros Group, Inc. *	2,181	$20
		682

Packaging & Containers – 0.4%

AEP Industries, Inc. *	352	9

Bway Holding Co. *	437	9

Graham Packaging Co., Inc. *	881	11

Graphic Packaging Holding Co. †*	6,559	21

Rock-Tenn Co., Class A	2,151	110
Silgan Holdings, Inc.	3,018	86
		246

Pharmaceuticals – 2.9%

Acura Pharmaceuticals, Inc. †*	500	2

Adolor Corp. †*	2,600	4

Akorn, Inc. †*	3,200	9

Alkermes, Inc. †*	5,304	60

Allos Therapeutics, Inc. †*	4,252	30

Amicus Therapeutics, Inc. *	886	3

Ardea Biosciences, Inc. †*	1,036	26

Array Biopharma, Inc. †*	2,886	11

Auxilium Pharmaceuticals, Inc. †*	2,591	75

AVANIR Pharmaceuticals, Inc., Class A †*	3,469	8

AVI BioPharma, Inc. †*	6,427	9

Biodel, Inc. *	874	4

BioDelivery Sciences International, Inc. *	524	2

BioScrip, Inc. †*	2,231	14

Biospecifics Technologies Corp. †*	201	5

Cadence Pharmaceuticals, Inc. †*	1,375	11

Caraco Pharmaceutical Laboratories Ltd. †*	697	4

Catalyst Health Solutions, Inc. *	2,048	78

China Sky One Medical, Inc. *	655	8

China-Biotics, Inc. *	582	8

Clarient, Inc. †*	1,719	5

Cornerstone Therapeutics, Inc. †*	361	2

Cumberland Pharmaceuticals, Inc. †*	485	3

Cypress Bioscience, Inc. †*	2,353	10

Cytori Therapeutics, Inc. †*	1,554	7

Depomed, Inc. †*	3,004	10

Durect Corp. *	4,193	11

Dyax Corp.*	4,278	11

Hemispherx Biopharma, Inc. *	6,828	5

Hi-Tech Pharmacal Co., Inc. †*	529	12

Idenix Pharmaceuticals, Inc. †*	1,548	6

Impax Laboratories, Inc.*	3,425	72

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Pharmaceuticals – 2.9% – continued

Infinity Pharmaceuticals, Inc. †*	1,013	$7

Inspire Pharmaceuticals, Inc. †*	3,401	19

Ironwood Pharmaceuticals, Inc. †*	782	9

Isis Pharmaceuticals, Inc. †*	5,162	48

ISTA Pharmaceuticals, Inc. *	1,947	5

Javelin Pharmaceuticals, Inc. *	2,700	5

KV Pharmaceutical Co., Class A †*	2,177	3

Lannett Co., Inc. †*	561	3

Mannatech, Inc. *	900	2

MannKind Corp. †*	3,422	19

MAP Pharmaceuticals, Inc. †*	500	7

Matrixx Initiatives, Inc. *	669	3

Medicis Pharmaceutical Corp., Class A †	3,318	77

Medivation, Inc. †*	1,712	20

Myriad Pharmaceuticals, Inc. *	1,371	6

Nabi Biopharmaceuticals †*	2,678	15

Nektar Therapeutics †*	5,171	63

Neogen Corp. †*	1,083	28

Neurocrine Biosciences, Inc. †*	2,261	9

NeurogesX, Inc. †*	591	5

Nutraceutical International Corp. †*	553	8

Obagi Medical Products, Inc. *	1,000	13

Omega Protein Corp. †*	536	2

Onyx Pharmaceuticals, Inc. *	3,469	77

Opko Health, Inc. †*	2,600	5

Optimer Pharmaceuticals, Inc. †*	1,763	19

Orexigen Therapeutics, Inc. †*	1,453	8

Osiris Therapeutics, Inc. †*	987	6

OXiGENE, Inc. *	3,287	3

Pain Therapeutics, Inc. †*	2,044	12

Par Pharmaceutical Cos., Inc. *	1,967	55

Pharmasset, Inc. †*	1,368	40

PharMerica Corp. *	1,691	28

Poniard Pharmaceuticals, Inc. *	1,338	1

Pozen, Inc. †*	1,542	12

Progenics Pharmaceuticals, Inc. †*	893	5

Questcor Pharmaceuticals, Inc. *	3,388	32

Repros Therapeutics, Inc. *	524	–

Rigel Pharmaceuticals, Inc. †*	2,951	19

Salix Pharmaceuticals Ltd. *	3,135	113

Santarus, Inc. †*	2,963	9

Savient Pharmaceuticals, Inc. †*	3,778	46

Schiff Nutrition International, Inc. †	489	3

Sciclone Pharmaceuticals, Inc. †*	2,031	7

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Pharmaceuticals – 2.9% – continued

SIGA Technologies, Inc. †*	1,879	$13

Spectrum Pharmaceuticals, Inc. †*	2,650	11

Sucampo Pharmaceuticals, Inc., Class A *	609	2

Synta Pharmaceuticals Corp. †*	1,000	3

Synutra International, Inc. †*	1,051	21

Theravance, Inc. †*	3,936	50

USANA Health Sciences, Inc. †*	372	14

Vanda Pharmaceuticals, Inc. †*	1,641	12

Viropharma, Inc. †*	4,377	53

Vivus, Inc. †*	4,560	58
XenoPort, Inc. †*	1,762	18
		1,656

Pipelines – 0.0%
Crosstex Energy, Inc. *	2,328	16

Real Estate – 0.2%

American Realty Investors, Inc. *	112	1

Avatar Holdings, Inc. *	297	6

Consolidated-Tomoka Land Co. †	335	10

Forestar Group, Inc. †*	2,036	37

Hilltop Holdings, Inc. *	2,309	25

Terreno Realty Corp. †*	426	8

Transcontinental Realty Investors, Inc. *	42	–
United Capital Corp. †*	100	2
		89

Real Estate Investment Trusts – 6.7%

Acadia Realty Trust †	2,322	42

Agree Realty Corp.	336	8

Alexander’s, Inc. †	118	38

American Campus Communities, Inc.	2,960	79

American Capital Agency Corp. †	1,065	28

Anworth Mortgage Asset Corp. †	6,354	43

Apollo Commercial Real Estate Finance, Inc. †	645	11

Ashford Hospitality Trust, Inc. †*	2,385	19

Associated Estates Realty Corp.	1,429	20

BioMed Realty Trust, Inc. †	6,528	111

CapLease, Inc. †	3,230	17

Capstead Mortgage Corp. †	3,907	45

CBL & Associates Properties, Inc. †	7,797	111

Cedar Shopping Centers, Inc.	2,443	17

Chesapeake Lodging Trust *	227	4

Cogdell Spencer, Inc. †	1,444	10

Colonial Properties Trust	3,893	59

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Real Estate Investment Trusts – 6.7% – continued

Colony Financial, Inc.	882	$16

Cousins Properties, Inc.	4,366	34

CreXus Investment Corp.	862	11

Cypress Sharpridge Investments, Inc. †	990	13

DCT Industrial Trust, Inc. †	11,599	56

Developers Diversified Realty Corp. †	11,607	133

DiamondRock Hospitality Co. *	7,233	66

DuPont Fabros Technology, Inc.	2,210	56

Dynex Capital, Inc. †	611	6

EastGroup Properties, Inc. †	1,505	56

Education Realty Trust, Inc.	3,212	20

Entertainment Properties Trust †	2,591	106

Equity Lifestyle Properties, Inc.	1,437	74

Equity One, Inc. †	1,970	34

Extra Space Storage, Inc. †	4,915	74

FelCor Lodging Trust, Inc. *	3,772	26

First Industrial Realty Trust, Inc. †*	2,846	19

First Potomac Realty Trust †	2,190	32

Franklin Street Properties Corp. †	3,769	47

Getty Realty Corp.	1,023	23

Gladstone Commercial Corp. †	486	8

Glimcher Realty Trust	3,708	26

Government Properties Income Trust	1,000	27

Gramercy Capital Corp. †*	2,619	4

Hatteras Financial Corp. †	2,010	56

Healthcare Realty Trust, Inc. †	3,354	77

Hersha Hospitality Trust	6,429	31

Highwoods Properties, Inc. †	4,001	118

Home Properties, Inc. †	1,963	95

Inland Real Estate Corp. †	4,103	34

Invesco Mortgage Capital, Inc.	1,295	27

Investors Real Estate Trust †	4,320	38

iStar Financial, Inc. †*	5,186	31

Kilroy Realty Corp. †	3,006	99

Kite Realty Group Trust †	2,546	12

LaSalle Hotel Properties	4,013	90

Lexington Realty Trust †	5,696	35

LTC Properties, Inc.	1,298	33

Medical Properties Trust, Inc.	6,394	61

MFA Financial, Inc.	15,779	116

Mid-America Apartment Communities, Inc. †	1,652	90

Mission West Properties, Inc. †	1,200	8

Monmouth Real Estate Investment Corp.,Class A	1,369	10

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Real Estate Investment Trusts – 6.7% – continued

National Health Investors, Inc.	1,469	$60

National Retail Properties, Inc. †	4,521	99

NorthStar Realty Finance Corp. †	4,049	13

Omega Healthcare Investors, Inc.	5,021	100

Parkway Properties, Inc. †	1,250	21

Pebblebrook Hotel Trust *	1,093	22

Pennsylvania Real Estate Investment Trust †	2,715	37

Pennymac Mortgage Investment Trust *	883	15

Post Properties, Inc.	2,747	69

PS Business Parks, Inc.	1,021	55

RAIT Financial Trust †*	4,222	11

Ramco-Gershenson Properties Trust	1,558	17

Redwood Trust, Inc. †	4,456	68

Resource Capital Corp.	2,028	11

Saul Centers, Inc.	364	14

Sovran Self Storage, Inc.	1,566	56

Starwood Property Trust, Inc.	2,620	48

Strategic Hotels & Resorts, Inc. *	8,599	42

Sun Communities, Inc. †	973	29

Sunstone Hotel Investors, Inc. †*	5,578	62

Tanger Factory Outlet Centers, Inc. †	2,264	94

UMH Properties, Inc. †	692	6

Universal Health Realty Income Trust †	664	22

Urstadt Biddle Properties, Inc., Class A †	1,217	20

U-Store-It Trust †	4,671	38

Walter Investment Management Corp.	1,298	21

Washington Real Estate Investment Trust †	3,271	96
Winthrop Realty Trust †	804	10
		3,846

Retail – 6.7%

99 Cents Only Stores *	2,641	40

AFC Enterprises, Inc. *	1,455	15

America’s Car-Mart, Inc. *	600	15

AnnTaylor Stores Corp. †*	3,324	72

Asbury Automotive Group, Inc. *	1,818	24

Bebe Stores, Inc.	1,297	9

Benihana, Inc., Class A †*	740	4

Big 5 Sporting Goods Corp.	1,291	19

Biglari Holdings, Inc. †*	71	22

BJ’s Restaurants, Inc. †*	1,120	26

Bob Evans Farms, Inc.	1,759	51

Books-A-Million, Inc.	376	3

Borders Group, Inc. †*	3,058	6

Brown Shoe Co., Inc.	2,352	39

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Retail – 6.7% – continued

Buckle (The), Inc. †	1,420	$50

Buffalo Wild Wings, Inc. †*	1,019	38

Build-A-Bear Workshop, Inc. *	590	5

Cabela’s, Inc. †*	2,258	39

California Pizza Kitchen, Inc. *	1,114	20

Caribou Coffee Co., Inc. †*	363	4

Carrols Restaurant Group, Inc. †*	619	4

Casey’s General Stores, Inc. †	2,874	106

Cash America International, Inc. †	1,636	60

Cato (The) Corp., Class A	1,540	37

CEC Entertainment, Inc. *	1,316	53

Charming Shoppes, Inc. †*	6,526	30

Cheesecake Factory (The), Inc. *	3,396	87

Children’s Place Retail Stores (The), Inc. †*	1,256	59

Christopher & Banks Corp. †	2,085	19

Citi Trends, Inc. *	780	27

CKE Restaurants, Inc. †	2,507	31

Coldwater Creek, Inc. †*	3,252	20

Collective Brands, Inc. †*	3,654	82

Conn’s, Inc. †*	600	4

Cracker Barrel Old Country Store, Inc.	1,259	63

Denny’s Corp. †*	5,534	17

Destination Maternity Corp. *	268	7

Dillard’s, Inc., Class A †	2,884	83

DineEquity, Inc. †*	1,000	34

Domino’s Pizza, Inc. †*	2,046	27

Dress Barn (The), Inc. †*	3,568	98

DSW, Inc., Class A †*	673	19

Einstein Noah Restaurant Group, Inc. †*	300	4

Ezcorp, Inc., Class A *	2,551	47

Finish Line (The), Inc., Class A	2,352	39

First Cash Financial Services, Inc. *	1,266	27

Fred’s, Inc., Class A	2,069	28

Frisch’s Restaurants, Inc. †	116	2

Fuqi International, Inc. †*	791	7

Gaiam, Inc., Class A	1,000	8

Genesco, Inc. *	1,350	42

Group 1 Automotive, Inc. †*	1,361	39

Gymboree Corp. †*	1,639	73

Haverty Furniture Cos., Inc. †	1,046	17

hhgregg, Inc. †*	726	22

Hibbett Sports, Inc. †*	1,606	41

HOT Topic, Inc.	2,471	14

HSN, Inc. †*	2,253	61

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Retail – 6.7% – continued

J.Crew Group, Inc. †*	2,818	$129

Jack in the Box, Inc. *	3,242	73

Jo-Ann Stores, Inc. *	1,496	68

Jos. A. Bank Clothiers, Inc. †*	1,040	63

Kenneth Cole Productions, Inc., Class A *	471	6

Kirkland’s, Inc. *	704	15

Krispy Kreme Doughnuts, Inc. *	3,447	13

Landry’s Restaurants, Inc. †*	408	10

Lithia Motors, Inc., Class A †	1,251	10

Liz Claiborne, Inc. †*	5,376	33

Luby’s, Inc. †*	1,200	5

Lululemon Athletica, Inc. *	2,293	94

Lumber Liquidators Holdings, Inc. †*	836	25

McCormick & Schmick’s Seafood Restaurants, Inc. †*	854	7

Men’s Wearhouse (The), Inc. †	2,903	63

New York & Co., Inc. †*	1,439	5

Nu Skin Enterprises, Inc., Class A	2,796	80

O’Charleys, Inc. †*	1,036	8

OfficeMax, Inc. *	4,357	78

P.F. Chang’s China Bistro, Inc. †	1,356	59

Pacific Sunwear of California, Inc. *	3,711	15

Pantry (The), Inc. *	1,266	19

Papa John’s International, Inc. *	1,274	32

PC Connection, Inc. *	600	4

PC Mall, Inc. †*	700	4

Pep Boys – Manny, Moe & Jack (The)	2,615	32

PetMed Express, Inc. †	1,334	26

Pier 1 Imports, Inc. †*	6,533	52

Pricesmart, Inc. †	863	21

Red Robin Gourmet Burgers, Inc. *	880	18

Regis Corp. †	3,181	58

Retail Ventures, Inc. *	1,424	14

Ruby Tuesday, Inc. *	3,598	39

Rue21, Inc. *	388	13

Rush Enterprises, Inc., Class A †*	1,662	25

Ruth’s Hospitality Group, Inc. *	1,262	6

Saks, Inc. †*	7,179	66

Sally Beauty Holdings, Inc. †*	5,205	49

Shoe Carnival, Inc. *	522	13

Sonic Automotive, Inc., Class A4†*	1,727	17

Sonic Corp. †*	3,436	36

Sport Supply Group, Inc.	344	5

Stage Stores, Inc.	2,132	30

Stein Mart, Inc. *	1,545	12

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Retail – 6.7% – continued

Steinway Musical Instruments, Inc. *	236	$4

Susser Holdings Corp. †*	400	4

Syms Corp. †*	400	3

Systemax, Inc.	600	12

Talbots, Inc. †*	1,655	25

Texas Roadhouse, Inc. †*	2,806	41

Tractor Supply Co. †	2,023	137

Tuesday Morning Corp. †*	1,632	9

Ulta Salon Cosmetics & Fragrance, Inc. *	1,573	40

Vitamin Shoppe, Inc. †*	490	13

West Marine, Inc. *	822	9

Wet Seal (The), Inc., Class A †*	5,002	20

World Fuel Services Corp. †	3,287	86

Zale Corp. *	1,538	4
Zumiez, Inc. †*	1,220	21
		3,817

Savings & Loans – 1.1%

Abington Bancorp, Inc.	1,340	12

Astoria Financial Corp. †	4,804	72

BankFinancial Corp.	1,248	11

Beneficial Mutual Bancorp, Inc. *	1,929	20

Berkshire Hills Bancorp, Inc.	834	15

Brookline Bancorp, Inc.	3,287	33

Brooklyn Federal Bancorp, Inc.	200	1

Cape Bancorp, Inc. *	651	5

Cheviot Financial Corp.	109	1

Chicopee Bancorp, Inc. *	344	4

Clifton Savings Bancorp, Inc. †	600	5

Danvers Bancorp, Inc.	1,229	19

Dime Community Bancshares	1,495	19

ESB Financial Corp. †	513	7

ESSA Bancorp, Inc. †	900	11

First Defiance Financial Corp.	453	5

First Financial Holdings, Inc.	714	10

First Financial Northwest, Inc.	1,200	6

Flagstar Bancorp, Inc. *	457	2

Flushing Financial Corp.	1,672	23

Fox Chase Bancorp, Inc. †*	400	4

Heritage Financial Group †	62	1

Home Bancorp, Inc. †*	502	7

Home Federal Bancorp, Inc.	961	15

Investors Bancorp, Inc. *	2,688	37

Kearny Financial Corp.	752	7

Kentucky First Federal Bancorp	128	1

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARE	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Savings & Loans – 1.1% – continued

K-Fed Bancorp †	190	$2

Legacy Bancorp, Inc.	396	3

Meridian Interstate Bancorp, Inc. †*	600	7

NASB Financial, Inc. †	199	3

NewAlliance Bancshares, Inc. †	5,986	70

Northeast Community Bancorp, Inc.	295	2

Northfield Bancorp, Inc. †	1,131	16

Northwest Bancshares, Inc.	2,182	25

OceanFirst Financial Corp.	702	9

Oritani Financial Corp. †	479	7

Provident Financial Services, Inc.	3,393	42

Provident New York Bancorp	1,998	18

Prudential Bancorp, Inc. of Pennsylvania	193	1

Rockville Financial, Inc. †	517	6

Roma Financial Corp. †	363	4

Territorial Bancorp, Inc. †	733	14

United Financial Bancorp, Inc. †	1,028	14

ViewPoint Financial Group †	662	11

Waterstone Financial, Inc. *	409	2

Westfield Financial, Inc. †	1,818	15
WSFS Financial Corp.	389	16
		640

Semiconductors – 3.1%

Actel Corp. *	1,543	22

Advanced Analogic Technologies, Inc. *	2,500	9

Amkor Technology, Inc. †*	6,192	42

Anadigics, Inc. †*	3,749	15

Applied Micro Circuits Corp. †*	3,816	42

ATMI, Inc. *	1,729	28

Brooks Automation, Inc. *	3,603	30

Cabot Microelectronics Corp. *	1,317	48

Cavium Networks, Inc. †*	2,058	55

Ceva, Inc. †*	1,255	15

Cirrus Logic, Inc. *	3,676	52

Cohu, Inc.	1,370	19

Diodes, Inc. †*	1,905	38

DSP Group, Inc. †*	982	7

EMCORE Corp. *	4,100	4

Emulex Corp. *	4,716	49

Entegris, Inc. *	7,389	40

Entropic Communications, Inc. *	3,101	17

Exar Corp. *	2,120	15

Formfactor, Inc. †*	2,779	36

GSI Technology, Inc. †*	603	4

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Semiconductors – 3.1% – continued

GT Solar International, Inc. †*	1,974	$11

Hittite Microwave Corp. *	1,201	55

IXYS Corp. †*	1,396	13

Kopin Corp. †*	3,991	14

Kulicke & Soffa Industries, Inc. †*	3,872	27

Lattice Semiconductor Corp. *	6,421	32

Micrel, Inc. †	2,360	26

Microsemi Corp. *	4,564	71

Microtune, Inc. †*	2,977	7

MIPS Technologies, Inc. †*	2,636	13

MKS Instruments, Inc. *	2,786	55

Monolithic Power Systems, Inc. †*	2,001	38

Netlogic Microsystems, Inc. †*	2,951	85

Omnivision Technologies, Inc. *	2,826	54

Pericom Semiconductor Corp. *	1,469	14

Photronics, Inc. †*	3,197	16

PLX Technology, Inc. *	1,272	6

Power Integrations, Inc. †	1,352	46

Rubicon Technology, Inc. †*	674	18

Rudolph Technologies, Inc. †*	1,754	16

Semtech Corp. *	3,382	59

Sigma Designs, Inc. †*	1,693	18

Silicon Image, Inc. †*	4,385	16

Skyworks Solutions, Inc. *	10,149	162

Standard Microsystems Corp. †*	1,270	29

Supertex, Inc. †*	636	17

Tessera Technologies, Inc. *	2,741	48

TriQuint Semiconductor, Inc. *	8,407	59

Ultratech, Inc. *	1,368	19

Veeco Instruments, Inc. †*	2,279	87

Virage Logic Corp. †*	879	9

Volterra Semiconductor Corp. *	1,330	31
Zoran Corp. *	3,009	29
		1,787

Shipbuilding – 0.0%
Todd Shipyards Corp.	319	5

Software – 4.4%

Accelrys, Inc. †*	1,143	8

ACI Worldwide, Inc. *	1,946	37

Actuate Corp. †*	2,637	12

Acxiom Corp. *	3,790	66

Advent Software, Inc. †*	866	38

American Software, Inc., Class A	1,300	8

ArcSight, Inc. †*	1,082	23

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Software – 4.4% – continued

Ariba, Inc. †*	4,982	$75

athenahealth, Inc. †*	1,907	47

Avid Technology, Inc. †*	1,568	21

Blackbaud, Inc. †	2,507	57

Blackboard, Inc. †*	1,897	76

Bottomline Technologies, Inc. *	1,475	24

Bowne & Co., Inc. †	2,277	25

Callidus Software, Inc. †*	1,700	6

China Information Security Technology, Inc. *	1,540	8

China TransInfo Technology Corp. †*	608	4

CommVault Systems, Inc. *	2,362	53

Computer Programs & Systems, Inc. †	563	24

Concur Technologies, Inc. †*	2,252	95

CSG Systems International, Inc. *	1,976	41

Deltek, Inc. †*	1,120	9

DemandTec, Inc. †*	1,200	7

Digi International, Inc. *	1,500	14

DivX, Inc. †*	1,691	12

Double-Take Software, Inc. †*	1,000	10

Ebix, Inc. †*	1,269	19

Eclipsys Corp. †*	3,171	61

Epicor Software Corp. *	2,720	25

EPIQ Systems, Inc. †*	1,869	21

Fair Isaac Corp. †	2,719	63

FalconStor Software, Inc. †*	2,115	6

Global Defense Technology & Systems, Inc. †*	348	5

GSE Systems, Inc. †*	1,269	6

inContact, Inc. †*	1,512	4

infoGROUP, Inc. *	2,013	16

Informatica Corp. †*	4,995	129

Innerworkings, Inc. †*	1,549	11

Innodata Isogen, Inc. †*	1,217	3

Interactive Intelligence, Inc. †*	705	13

JDA Software Group, Inc. *	1,884	50

Lawson Software, Inc. *	7,783	64

Mantech International Corp., Class A *	1,217	56

MedAssets, Inc. †*	2,228	51

Medidata Solutions, Inc. *	435	6

MicroStrategy, Inc., Class A †*	512	40

Monotype Imaging Holdings, Inc. *	1,264	13

NetSuite, Inc. †*	974	14

Omnicell, Inc. †*	1,743	23

OPNET Technologies, Inc. †	628	10

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Software – 4.4% – continued

Parametric Technology Corp. *	6,515	$107

Pegasystems, Inc. †	827	25

Pervasive Software, Inc. †*	843	4

Phase Forward, Inc. *	2,121	36

Phoenix Technologies Ltd. †*	2,327	7

Progress Software Corp. *	2,296	73

PROS Holdings, Inc. *	1,115	7

QAD, Inc. †*	675	3

Quality Systems, Inc. †	1,330	79

Quest Software, Inc. *	3,425	66

Renaissance Learning, Inc. †	327	5

RightNow Technologies, Inc. †*	1,194	17

Rosetta Stone, Inc. †*	392	10

Schawk, Inc.	896	15

Seachange International, Inc. *	1,877	16

Smith Micro Software, Inc. †*	1,606	16

SolarWinds, Inc. †*	666	13

Solera Holdings, Inc. †	3,930	136

Synchronoss Technologies, Inc. *	1,088	22

SYNNEX Corp. †*	1,144	31

Take-Two Interactive Software, Inc. †*	4,754	55

Taleo Corp., Class A *	2,231	56

THQ, Inc. †*	3,832	23

Trident Microsystems, Inc. †*	3,394	6

Tyler Technologies, Inc. †*	1,736	28

Ultimate Software Group, Inc. †*	1,431	49

Unica Corp. *	800	8
VeriFone Systems, Inc. *	4,040	82
		2,504

Storage/Warehousing – 0.1%
Mobile Mini, Inc. †*	2,060	33

Telecommunications – 3.7%

Acme Packet, Inc. *	2,288	67

Adaptec, Inc. *	7,251	21

ADC Telecommunications, Inc. †*	5,448	45

ADTRAN, Inc.	3,077	84

Advanced Radio Telecom Corp.(1) *	10,900	–

Alaska Communications Systems Group, Inc. †	2,618	22

Anaren, Inc. *	849	12

Anixter International, Inc. †*	1,673	79

Applied Signal Technology, Inc.	710	13

Arris Group, Inc. *	6,983	77

Aruba Networks, Inc. †*	3,438	46

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Telecommunications – 3.7% – continued

Atheros Communications, Inc. †*	3,797	$129

Atlantic Tele-Network, Inc. †	493	21

Aviat Networks, Inc. *	3,353	15

BigBand Networks, Inc. †*	2,081	6

Black Box Corp.	973	29

Cbeyond, Inc. †*	1,433	22

Cincinnati Bell, Inc. *	11,361	36

Communications Systems, Inc. †	315	3

Comtech Telecommunications Corp. †*	1,585	46

Consolidated Communications Holdings, Inc.	1,273	22

CPI International, Inc. †*	500	8

DigitalGlobe, Inc. *	831	23

EMS Technologies, Inc. *	900	14

Extreme Networks, Inc. *	4,530	13

General Communication, Inc., Class A *	2,619	15

GeoEye, Inc. *	1,186	38

Global Crossing Ltd. *	1,728	23

Globecomm Systems, Inc. †*	1,204	10

Harmonic, Inc. *	5,324	31

HickoryTech Corp. †	720	5

Hughes Communications, Inc. †*	521	14

Infinera Corp. *	4,722	33

InterDigital, Inc. †*	2,480	65

IPG Photonics Corp. *	1,268	21

Ixia *	1,517	15

Knology, Inc. *	1,770	21

KVH Industries, Inc. †*	698	9

LogMeIn, Inc. †*	445	11

Loral Space & Communications, Inc. †*	581	23

MasTec, Inc. †*	2,933	34

Netgear, Inc. *	1,940	44

Network Equipment Technologies, Inc. †*	1,666	7

Neutral Tandem, Inc. †*	1,872	25

Novatel Wireless, Inc. *	1,882	12

NTELOS Holdings Corp.	1,687	30

Oplink Communications, Inc. *	1,221	17

Opnext, Inc. †*	1,425	3

PAETEC Holding Corp. *	6,910	29

Parkervision, Inc. *	2,778	5

Plantronics, Inc.	2,750	82

Polycom, Inc. *	4,719	142

Powerwave Technologies, Inc. †*	7,821	13

Preformed Line Products Co.	147	5

Premiere Global Services, Inc. *	3,134	25

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Telecommunications – 3.7% – continued

RCN Corp. *	2,106	$31

RF Micro Devices, Inc. *	15,142	73

SAVVIS, Inc. †*	2,030	38

Shenandoah Telecommunications Co. †	1,389	23

ShoreTel, Inc. †*	2,630	14

Sonus Networks, Inc. *	11,567	30

SureWest Communications *	464	3

Sycamore Networks, Inc. †	1,052	19

Symmetricom, Inc. †*	2,629	14

Syniverse Holdings, Inc. †*	3,886	77

Tekelec *	3,722	53

USA Mobility, Inc. †	1,329	19

UTStarcom, Inc. †*	6,664	14
Viasat, Inc. †*	1,902	61
		2,129

Textiles – 0.1%

G&K Services, Inc., Class A	1,090	26
Unifirst Corp.	794	36
		62

Toys, Games & Hobbies – 0.1%

Jakks Pacific, Inc. †*	1,579	23

Leapfrog Enterprises, Inc. †*	1,651	9
RC2 Corp. *	1,220	23
		55

Transportation – 1.8%

Air Transport Services Group, Inc. *	3,271	18

American Commercial Lines, Inc. †*	529	11

Arkansas Best Corp.	1,424	33

Atlas Air Worldwide Holdings, Inc. *	1,188	62

Bristow Group, Inc. †*	2,011	65

CAI International, Inc. †*	386	6

Celadon Group, Inc. *	1,159	16

DHT Holdings, Inc. †	2,933	12

Dynamex, Inc. *	562	9

Eagle Bulk Shipping, Inc. †*	3,410	16

Echo Global Logistics, Inc. †*	405	5

Forward Air Corp.	1,688	46

Genco Shipping & Trading Ltd. †*	1,431	27

General Maritime Corp. †	2,747	19

Genesee & Wyoming, Inc., Class A †*	2,130	77

Golar LNG Ltd. †*	1,578	18

Gulfmark Offshore, Inc. †*	1,298	34

Heartland Express, Inc. †	2,895	45

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Transportation – 1.8% – continued

Horizon Lines, Inc., Class A †	1,094	$4

HUB Group, Inc., Class A †*	2,118	65

International Shipholding Corp. †	301	7

Knight Transportation, Inc. †	3,268	65

Knightsbridge Tankers Ltd.	966	17

Marten Transport Ltd. *	870	19

Nordic American Tanker Shipping †	2,633	75

Old Dominion Freight Line, Inc. *	1,593	57

Pacer International, Inc. *	1,946	16

Patriot Transportation Holding, Inc. *	88	7

PHI, Inc. N.V. *	800	14

RailAmerica, Inc. †*	1,377	15

Saia, Inc. †*	841	13

Ship Finance International Ltd. †	2,482	45

Teekay Tankers Ltd., Class A	984	11

Ultrapetrol (Bahamas) Ltd. †*	1,300	7

Universal Truckload Services, Inc. †*	410	7

USA Truck, Inc. *	432	7

Werner Enterprises, Inc. †	2,425	55
YRC Worldwide, Inc. *	59,685	21
		1,046

Trucking & Leasing – 0.2%

Aircastle Ltd.	2,644	26

AMERCO *	498	27

Greenbrier Cos., Inc. *	1,119	16

TAL International Group, Inc.	882	21

Textainer Group Holdings Ltd.	364	9
Willis Lease Finance Corp. †*	253	3
		102

Water – 0.4%

American States Water Co. †	1,030	35

Artesian Resources Corp., Class A †	471	8

California Water Service Group †	1,091	39

Connecticut Water Service, Inc. †	500	10

Consolidated Water Co. Ltd. †	851	10

Middlesex Water Co. †	800	14

Pennichuck Corp. †	245	5

Pico Holdings, Inc. *	1,275	43

SJW Corp. †	758	18

Southwest Water Co.	1,410	15

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Water – 0.4% – continued
York Water Co. †	835	$11
		208
Total Common Stocks
(Cost $56,065)		56,302

PREFERRED STOCKS – 0.0%

Healthcare – Products – 0.0%

MEDIQ, Inc., Series A (1) *	135	–
Total Preferred Stocks
(Cost $– )		–

INVESTMENT COMPANIES – 49.0%

Kayne Anderson Energy Development Co.	600	9

Northern Institutional Funds – Diversified Assets Portfolio (2) (3)	1,131,387	1,131
Northern Institutional Funds – Liquid Assets Portfolio (2) (4)	26,957,208	26,957
Total Investment Companies
(Cost $28,102)		28,097

OTHER – 0.0%

Escrow DLB Oil & Gas (1) *	400	–
Escrow Position PetroCorp .(1) *	420	–
Total Other
(Cost $– )		–

RIGHTS – 0.0%

CSF Holdings, Inc .(1) *	2,000	–

Tejon Ranch Co. †*	573	–
Zion Oil & Gas, Inc. †*	414	–
Total Rights
(Cost $– )		–

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	59	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued	MAY 31, 2010 (UNAUDITED)

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

American Satellite Network (1) *	350	$–

Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $3.50 *	88	–
Lantronix, Inc., Exp. 2/9/11 *	152	–
Total Warrants
(Cost $– )		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT – TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 0.20%, 11/18/10 (5)	$165	$165
Total Short-Term Investments
(Cost $165)		165

Total Investments – 147.4%
(Cost $84,332)		84,564
Liabilities less Other Assets – (47.4)%		(27,210)
NET ASSETS – 100.0%		$57,354

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Investment in affiliated Portfolio.
(3)	The Portfolio had approximately $1,131,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the six months ended May 31, 2010.
(4)	Investment relates to cash collateral received from portfolio securities loaned.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At May 31, 2010, the Small Company Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
E-Mini Russell 2000	16	$1,058	Long	6/10	$4

At May 31, 2010, the industry sectors for the Small Company Index Portfolio were:

INDUSTRY SECTOR	% OF LONG- TERM INVESTMENTS
Consumer Discretionary	15.2%
Consumer Staples	3.1
Energy	4.8
Financials	21.6
Health Care	13.7
Industrials	15.7
Information Technology	17.5
Materials	4.6
Telecommunication Services	0.8
Utilities	3.0

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Company Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of May 31, 2010:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000S )	TOTAL (000s)
Common Stocks	$56,302(1)	$–	$–	$56,302
Investment Companies	28,097	–	–	28,097
Rights	–	–(2)	–	–
Warrants	–(2)	–	–	–
Short-Term Investments	–	165	–	165

Total Investments	$84,399	$165	$–	$84,564

Other Financial Instruments *	$4	$–	$–	$4

(1)	Classifications as defined in the Schedule of Investments.
(2)	Amount rounds to less than $1,000.

*	Other financial instruments include futures, forwards and options, if applicable.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

FOCUSED GROWTH PORTFOLIO	MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6%

Aerospace/Defense – 4.8%

Boeing (The) Co.	18,495	$1,187

Rockwell Collins, Inc.	14,410	841
United Technologies Corp.	12,520	843
		2,871

Apparel – 2.1%
NIKE, Inc., Class B	17,675	1,279

Auto Parts & Equipment – 1.9%
Johnson Controls, Inc.	39,345	1,123

Beverages – 2.3%

PepsiCo, Inc.	21,600	1,358

Biotechnology – 3.8%

Alexion Pharmaceuticals, Inc. *	7,290	365

Celgene Corp.*	9,555	504

Gilead Sciences, Inc. *	14,215	511
Life Technologies Corp. *	17,330	867
		2,247

Chemicals – 2.0%

Air Products & Chemicals, Inc.	7,885	545
Ecolab, Inc.	13,940	658
		1,203

Commercial Services – 3.1%

Mastercard, Inc., Class A †	6,260	1,263
Quanta Services, Inc. *	27,520	571
		1,834

Computers – 14.4%

Accenture PLC, Class A	19,760	741

Apple, Inc. *	11,630	2,991

Cognizant Technology Solutions

Corp., Class A *	16,260	814

EMC Corp. *	44,100	821

Hewlett-Packard Co.	23,010	1,059

International Business Machines Corp.	12,015	1,505
NetApp, Inc. *	18,460	695
		8,626

Cosmetics/Personal Care – 2.2%

Avon Products, Inc.	21,850	579
Procter & Gamble (The) Co.	12,420	759
		1,338

Diversified Financial Services – 4.1%

American Express Co.	23,130	922

BlackRock, Inc. †	4,575	768

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Diversified Financial Services – 4.1% – Continued
Charles Schwab (The) Corp.	45,660	$746
		2,436

Engineering & Construction – 0.9%
Shaw Group (The), Inc. *	15,980	545

Food – 1.3%
Sysco Corp.	27,035	806

Healthcare – Products – 4.9%

Covidien PLC	20,170	855

Intuitive Surgical, Inc. *	2,140	691

Johnson & Johnson	13,750	801
Medtronic, Inc.	14,260	559
		2,906

Internet – 5.8%

Amazon.com, Inc. *	10,800	1,355
Google, Inc., Class A *	4,415	2,142
		3,497

Machinery – Diversified – 1.7%
Cummins, Inc.	14,825	1,008

Media – 2.0%
Walt Disney (The) Co. †	35,000	1,170

Mining – 2.0%

BHP Billiton Ltd. ADR †	10,565	685
Freeport-McMoRan Copper & Gold, Inc.	7,410	519
		1,204

Miscellaneous Manufacturing – 2.6%

3M Co.	7,350	583
Danaher Corp. †	12,570	998
		1,581

Oil & Gas – 3.4%

Apache Corp.	9,947	891

Suncor Energy, Inc.	18,975	578
Talisman Energy, Inc.	33,930	576
		2,045

Oil & Gas Services – 3.1%

National-Oilwell Varco, Inc.	19,880	758
Schlumberger Ltd.	19,930	1,119
		1,877

Pharmaceuticals – 4.0%

Abbott Laboratories	22,780	1,083

Medco Health Solutions, Inc.*	5,270	304

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	61	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

FOCUSED GROWTH PORTFOLIO continued	MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Pharmaceuticals – 4.0% – continued
Teva Pharmaceutical Industries Ltd. ADR	18,870	$1,035
		2,422

Retail – 7.3%

Costco Wholesale Corp.	12,680	739

McDonald’s Corp.	16,245	1,086

Nordstrom, Inc.	20,625	819

Tiffany & Co.	20,030	910
TJX Cos., Inc.	18,460	839
		4,393

Software – 10.0%

Adobe Systems, Inc. *	18,625	597

Autodesk, Inc. *	20,620	603

Cerner Corp. †*	12,770	1,069

Citrix Systems, Inc. *	4,800	209

Microsoft Corp.	45,175	1,166

Oracle Corp.	57,800	1,305

Red Hat, Inc. *	16,400	481
Salesforce.com, Inc. *	6,385	552
		5,982

Telecommunications – 5.4%

Cisco Systems, Inc. *	79,185	1,834

Juniper Networks, Inc. *	31,009	826
QUALCOMM, Inc.	16,235	577
		3,237

Transportation – 1.5%
FedEx Corp.	10,735	896

Total Common Stocks
(Cost $52,580)		57,884

INVESTMENT COMPANIES – 16.0%

Northern Institutional Funds – Diversified Assets Portfolio (1) (2)	3,366,316	3,366
Northern Institutional Funds – Liquid Assets Portfolio (1) (3)	6,221,022	6,221
Total Investment Companies
(Cost $9,587)		9,587

Total Investments – 112.6%
(Cost $62,167)		67,471
Liabilities less Other Assets – (12.6)%		(7,554)
NET ASSETS – 100.0%		$59,917

(1)	Investment in affiliated Portfolio.
(2)	The Portfolio had approximately $3,366,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the six months ended May 31, 2010.
(3)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At May 31, 2010, the industry sectors for the Focused Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG- TERM INVESTMENTS
Consumer Discretionary	14.8%
Consumer Staples	7.3
Energy	6.8
Financials	4.2
Health Care	14.9
Industrials	12.9
Information Technology	34.9
Materials	4.2

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Focused Growth Portfolio’s investments, which are carried at fair value, as of May 31, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$57,884(1)	$–	$–	$57,884

Investment Companies	9,587	–	–	9,587

Total Investments	$67,471	$–	$–	$67,471

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORTFOLIO	MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.8%

Aerospace/Defense – 4.1%

L-3 Communications Holdings, Inc. †	1,502	$124

Raytheon Co.	2,913	153

Rolls-Royce Group PLC ADR †	2,435	104
United Technologies Corp.	2,382	161
		542

Agriculture – 1.7%
Philip Morris International, Inc.	5,029	222

Apparel – 2.9%

Coach, Inc.	3,457	142
Polo Ralph Lauren Corp.	2,734	238
		380

Banks – 10.0%

Bank of America Corp.	16,816	265

Citigroup, Inc. †*	41,320	164

Comerica, Inc.	3,490	133

Goldman Sachs Group (The), Inc.	643	93

JPMorgan Chase & Co.	7,355	291

Morgan Stanley	4,761	129

State Street Corp.	2,554	97

SunTrust Banks, Inc.	2,331	63
Wells Fargo & Co.	3,344	96
		1,331

Beverages – 2.2%

Dr Pepper Snapple Group, Inc.	3,258	123
PepsiCo, Inc.	2,688	169
		292

Biotechnology – 1.4%

Alexion Pharmaceuticals, Inc. *	1,709	86
Amgen, Inc. *	1,817	94
		180

Chemicals – 0.9%
Potash Corp. of Saskatchewan, Inc.	1,143	113

Coal – 0.7%
Arch Coal, Inc.	4,448	96

Computers – 8.5%

Apple, Inc. *	1,143	294

Brocade Communications Systems, Inc. †*	21,474	117

EMC Corp. *	9,104	170

Hewlett-Packard Co.	5,805	267

International Business Machines Corp. †	1,591	199

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.8% – continued

Computers – 8.5% – continued
Seagate Technology *	5,379	$83
		1,130

Cosmetics/Personal Care – 1.7%
Procter & Gamble (The) Co.	3,583	219

Diversified Financial Services – 0.8%
Discover Financial Services	7,411	100

Electric – 2.8%

Entergy Corp.	1,327	99

FPL Group, Inc.	1,796	90
NRG Energy, Inc. †*	7,799	182
		371

Food – 2.3%

General Mills, Inc.	2,536	181
Unilever PLC ADR †	4,747	128
		309

Forest Products & Paper – 0.6%
Weyerhaeuser Co.	1,924	82

Healthcare – Products – 2.5%

Covidien PLC	3,007	127
Johnson & Johnson	3,584	209
		336

Healthcare – Services – 2.8%

Humana, Inc. *	3,598	166

Tenet Healthcare Corp. *	27,746	159
WellPoint, Inc. *	942	48
		373

Home Builders – 1.3%
Pulte Group, Inc. †*	15,418	172

Insurance – 5.4%

ACE Ltd.	1,911	94

CNO Financial Group, Inc. †*	30,221	169

MGIC Investment Corp. †*	15,459	145

Unum Group	5,358	124
XL Capital Ltd., Class A	10,346	182
		714

Internet – 2.0%

AOL, Inc. †*	5,346	110

Google, Inc., Class A *	107	52
GSI Commerce, Inc. †*	3,874	109
		271

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	63	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continued

Machinery – Construction & Mining – 0.7%
Joy Global, Inc.	1,930	$99

Machinery – Diversified – 0.8%
Cummins, Inc.	1,473	100

Media – 2.2%

Time Warner, Inc.	5,430	168
Walt Disney (The) Co. †	3,762	126
		294

Metal Fabrication/Hardware – 0.9%
Precision Castparts Corp.	992	116

Mining – 0.9%

Titanium Metals Corp. *	6,977	123

Miscellaneous Manufacturing – 3.2%

Dover Corp.	2,735	123

General Electric Co.	8,280	135
Parker Hannifin Corp.	2,603	160
		418

Oil & Gas – 10.6%

Apache Corp.	986	88

Chevron Corp.	3,939	291

Ensco PLC ADR	2,850	107

Exxon Mobil Corp.†	4,914	297

Noble Corp. *	3,701	108

Occidental Petroleum Corp.	3,451	285

Petroleo Brasileiro S.A. ADR	3,067	109
Talisman Energy, Inc.	6,895	117
		1,402

Pharmaceuticals – 6.1%

Cephalon, Inc. †*	1,785	105

Forest Laboratories, Inc. *	4,673	121

Mead Johnson Nutrition Co.	2,839	140

Merck & Co., Inc.	10,613	357
Teva Pharmaceutical Industries Ltd. ADR	1,437	79
		802

Retail – 7.1%

Best Buy Co., Inc.	1,629	69

Gap (The), Inc.	5,979	130

McDonald’s Corp.	1,699	114

Nordstrom, Inc. †	3,071	122

Target Corp. †	1,981	108

TJX Cos., Inc.	3,400	154

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% – continuedd

Retail – 7.1% – continued
Wal-Mart Stores, Inc.	4,767	$241
		938

Semiconductors – 3.2%

ASML Holding N.V. (Registered) †	4,636	131

Intel Corp.	9,451	202
Texas Instruments, Inc.	3,883	95
		428

Software – 3.7%

Activision Blizzard, Inc.	11,686	126

Check Point Software Technologies Ltd. †*	3,051	93
Microsoft Corp.	10,509	271
		490

Telecommunications – 4.4%

AT&T, Inc.	4,407	107

Cisco Systems, Inc. *	6,573	152

QUALCOMM, Inc.	1,630	58

Qwest Communications International, Inc. †	27,729	145
Verizon Communications, Inc.	4,273	118
		580

Transportation – 1.4%
Kansas City Southern †*	4,961	189
Total Common Stocks
(Cost $11,408)		13,212

INVESTMENT COMPANIES – 21.3%

Northern Institutional Funds -

Diversified Assets Portfolio (1)(2)	59,347	59

Northern Institutional Funds -
Liquid Assets Portfolio (1)(3)	2,753,331	2,753
Total Investment Companies
(Cost $2,812)		2,812

Total Investments – 121.1%
(Cost $14,220)		16,024
Liabilities less Other Assets – (21.1)%		(2,789)
NET ASSETS – 100.0%		$13,235

(1)	Investment in affiliated Portfolio.
(2)	The Portfolio had approximately $59,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the six months ended May 31, 2010.
(3)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

* Non-Income Producing Security

Percentages shown are based on Net Assets.

At May 31, 2010, the industry sectors for the Diversified Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.7%
Consumer Staples	10.8
Energy	11.3
Financials	16.2
Health Care	11.7
Industrials	11.1
Information Technology	19.2
Materials	2.4
Telecommunication Services	2.8
Utilities	2.8

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Diversified Growth Portfolio’s investments, which are carried at fair value, as of May 31, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$13,212(1)	$–	$–	$13,212
Investment Companies	2,812	–	–	2,812

Total Investments	$16,024	$–	$–	$16,024

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	65	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO	MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4%

Advertising – 0.2%

Interpublic Group of Cos. (The), Inc. *	20,665	$173
Omnicom Group, Inc.	13,288	504
		677

Aerospace/Defense – 2.3%

Boeing (The) Co.	32,327	2,075

General Dynamics Corp.	16,448	1,117

Goodrich Corp.	5,350	371

L-3 Communications Holdings, Inc.	4,957	409

Lockheed Martin Corp.	13,463	1,076

Northrop Grumman Corp.	12,879	779

Raytheon Co.	16,155	847

Rockwell Collins, Inc.	6,802	397
United Technologies Corp.	39,981	2,694
		9,765

Agriculture – 1.6%

Altria Group, Inc.	88,805	1,802

Archer-Daniels-Midland Co.	27,575	697

Lorillard, Inc.	6,606	472

Philip Morris International, Inc.	80,340	3,545
Reynolds American, Inc.	7,259	378
		6,894

Airlines – 0.1%
Southwest Airlines Co.	32,154	400

Apparel – 0.5%

Coach, Inc.	13,427	552

NIKE, Inc., Class B	16,687	1,208

Polo Ralph Lauren Corp.	2,366	205
VF Corp.	3,773	292
		2,257

Auto Manufacturers – 0.5%

Ford Motor Co.†*	143,970	1,689
PACCAR, Inc.	15,674	642
		2,331

Auto Parts & Equipment – 0.2%

Goodyear Tire & Rubber (The) Co. *	10,266	122
Johnson Controls, Inc.	28,703	819
		941

Banks – 9.0%

Bank of America Corp.	428,549	6,745

Bank of New York Mellon (The) Corp.	51,606	1,404

BB&T Corp. †	29,498	892

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4%

Banks – 9.0% – continued

Capital One Financial Corp.	19,396	$801

Citigroup, Inc. *	839,625	3,325

Comerica, Inc.	7,304	278

Fifth Third Bancorp	34,185	444

First Horizon National Corp. †*	9,746	121

First Horizon National Corp. -

Fractional Shares *	63,765	–

Goldman Sachs Group (The), Inc.	22,490	3,244

Huntington Bancshares, Inc.	30,461	188

JPMorgan Chase & Co.	169,724	6,718

KeyCorp†	37,283	299

M&T Bank Corp.†	3,522	279

Marshall & Ilsley Corp.	22,514	183

Morgan Stanley	59,785	1,621

Northern Trust Corp.(1)(2)	10,446	531

PNC Financial Services Group, Inc.	22,080	1,386

Regions Financial Corp.	50,905	388

State Street Corp.	21,178	808

SunTrust Banks, Inc.	21,294	574

U.S. Bancorp	81,706	1,958

Wells Fargo & Co.	221,284	6,349
Zions Bancorporation †	6,881	165
		38,701

Beverages – 2.5%

Brown-Forman Corp., Class B †	4,650	258

Coca-Cola (The) Co.	98,431	5,059

Coca-Cola Enterprises, Inc.	13,630	356

Constellation Brands, Inc., Class A *	8,608	143

Dr Pepper Snapple Group, Inc.	10,843	411

Molson Coors Brewing Co., Class B	6,702	275
PepsiCo, Inc.	69,775	4,388
		10,890

Biotechnology – 1.5%

Amgen, Inc. *	41,781	2,164

Biogen Idec, Inc. *	11,494	545

Celgene Corp. *	19,639	1,036

Genzyme Corp. *	11,430	556

Gilead Sciences, Inc. *	38,582	1,386

Life Technologies Corp. *	7,812	391
Millipore Corp.*	2,395	254
		6,332

Building Materials – 0.0%
Masco Corp.	14,910	199

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	66	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Chemicals – 1.8%

Air Products & Chemicals, Inc.	9,010	$622

Airgas, Inc.	3,543	221

CF Industries Holdings, Inc.	2,962	203

Dow Chemical (The) Co.	49,146	1,323

E.I. du Pont de Nemours & Co.	38,613	1,397

Eastman Chemical Co.	2,987	180

Ecolab, Inc.	10,178	481

FMC Corp.	2,965	180

International Flavors & Fragrances, Inc.	3,390	151

Monsanto Co.	23,323	1,186

PPG Industries, Inc.	7,122	456

Praxair, Inc.	13,090	1,016

Sherwin-Williams (The) Co. †	3,932	301
Sigma-Aldrich Corp. †	5,203	277
		7,994

Coal – 0.2%

Consol Energy, Inc.	9,334	341

Massey Energy Co.	4,382	145
Peabody Energy Corp.	11,429	445
		931

Commercial Services – 1.4%

Apollo Group, Inc., Class A *	5,424	288

Automatic Data Processing, Inc.	21,584	882

DeVry, Inc.	2,661	153

Equifax, Inc.	5,306	161

H&R Block, Inc.	14,142	227

Iron Mountain, Inc.	7,727	190

Mastercard, Inc., Class A	4,125	832

Monster Worldwide, Inc. †*	5,314	79

Moody’s Corp. †	8,451	173

Paychex, Inc. †	13,921	397

Quanta Services, Inc. *	8,891	184

R.R. Donnelley & Sons Co.	8,855	170

Robert Half International, Inc. †	6,037	153

SAIC, Inc. *	12,749	219

Total System Services, Inc. †	8,466	124

Visa, Inc., Class A †	19,083	1,383
Western Union (The) Co.	28,960	462
		6,077

Computers – 6.2%

Apple, Inc. *	38,732	9,960

Cognizant Technology Solutions Corp., Class A *	12,728	637

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Computers – 6.2% – continued

Computer Sciences Corp. *	6,486	$324

Dell, Inc. *	73,538	980

EMC Corp. *	87,719	1,634

Hewlett-Packard Co.	100,526	4,625

International Business Machines Corp.	55,478	6,949

Lexmark International, Inc., Class A *	3,351	126

NetApp, Inc. *	14,697	554

SanDisk Corp. *	9,764	455

Teradata Corp. *	7,004	224
Western Digital Corp. *	9,753	340
		26,808

Cosmetics/Personal Care – 2.3%

Avon Products, Inc.	18,268	484

Colgate-Palmolive Co.	21,058	1,644

Estee Lauder (The) Cos., Inc., Class A	5,046	294
Procter & Gamble (The) Co.	124,031	7,577
		9,999

Distribution/Wholesale – 0.2%

Fastenal Co. †	5,515	278

Genuine Parts Co. †	6,674	271
W.W. Grainger, Inc.	2,642	269
		818

Diversified Financial Services – 1.7%

American Express Co.	51,130	2,039

Ameriprise Financial, Inc.	10,892	433

Charles Schwab (The) Corp.	41,867	684

CME Group, Inc. †	2,846	901

Discover Financial Services	23,194	312

E*TRADE Financial Corp. *	77,630	115

Federated Investors, Inc., Class B †	3,668	82

Franklin Resources, Inc.	6,347	623

IntercontinentalExchange, Inc. *	3,171	368

Invesco Ltd.	18,381	341

Janus Capital Group, Inc.	7,769	83

Legg Mason, Inc.	6,926	206

Nasdaq OMX Group (The), Inc. *	6,441	120

NYSE Euronext	11,106	318

SLM Corp. *	20,816	231
T.Rowe Price Group, Inc.	11,105	550
		7,406

Electric – 3.1%

AES (The) Corp. *	28,684	295

Allegheny Energy, Inc.	7,151	147

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	67	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS - 97.4% – continued

Electric - 3.1% – continued

Ameren Corp.	10,238	$252

American Electric Power Co., Inc.	20,337	650

CMS Energy Corp. †	10,237	150

Consolidated Edison, Inc.	12,037	513

Constellation Energy Group, Inc.	8,480	300

Dominion Resources, Inc.	25,618	998

DTE Energy Co.	6,990	318

Duke Energy Corp.	55,937	893

Edison International	13,903	450

Entergy Corp.	8,165	613

Exelon Corp.	28,209	1,089

FirstEnergy Corp.	13,025	459

FPL Group, Inc.	17,638	881

Integrys Energy Group, Inc. †	3,034	137

Northeast Utilities	7,545	196

NRG Energy, Inc. †*	11,245	262

Pepco Holdings, Inc.	9,624	155

PG&E Corp.	15,817	656

Pinnacle West Capital Corp.	4,175	146

PPL Corp.	16,346	422

Progress Energy, Inc. †	12,132	468

Public Service Enterprise Group, Inc.	21,748	666

SCANA Corp. †	4,809	174

Southern Co.	35,064	1,147

TECO Energy, Inc. †	9,509	148

Wisconsin Energy Corp.	4,951	243
Xcel Energy, Inc.	19,656	403
		13,231

Electrical Components & Equipment – 0.4%

Emerson Electric Co.	32,136	1,492
Molex, Inc. †	5,836	124
		1,616

Electronics – 0.6%

Agilent Technologies, Inc. *	14,796	479

Amphenol Corp., Class A	7,391	313

FLIR Systems, Inc. *	6,502	185

Jabil Circuit, Inc.	8,615	118

PerkinElmer, Inc.	5,229	119

Thermo Fisher Scientific, Inc. *	17,455	909
Waters Corp. *	3,982	272
		2,395

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS - 97.4% – continued

Energy – Alternate Sources – 0.1%
First Solar, Inc. †*	2,049	$230

Engineering & Construction – 0.1%

Fluor Corp.	7,608	357
Jacobs Engineering Group, Inc. *	5,389	225
		582

Entertainment – 0.1%
International Game Technology	12,820	251

Environmental Control – 0.3%

Republic Services, Inc.	13,842	403

Stericycle, Inc. †*	3,633	213
Waste Management, Inc.	20,681	672
		1,288

Food – 2.0%

Campbell Soup Co.	8,083	289

ConAgra Foods, Inc.	19,104	462

Dean Foods Co. *	7,951	85

General Mills, Inc.	14,063	1,002

H.J. Heinz Co.	13,482	596

Hershey (The) Co. †	7,092	332

Hormel Foods Corp. †	2,944	117

JM Smucker (The) Co.	5,086	281

Kellogg Co.	10,887	582

Kraft Foods, Inc., Class A	74,180	2,122

Kroger (The) Co.	27,789	559

McCormick & Co., Inc., N.V. †	5,539	214

Safeway, Inc.	16,656	369

Sara Lee Corp.	30,148	427

SUPERVALU, Inc.	9,058	122

Sysco Corp.	25,226	752

Tyson Foods, Inc., Class A	12,880	226
Whole Foods Market, Inc. †*	7,283	294
		8,831

Forest Products & Paper – 0.3%

International Paper Co.	18,671	434

MeadWestvaco Corp.	7,360	176

Plum Creek Timber Co., Inc. †	6,858	240
Weyerhaeuser Co.	8,899	379
		1,229

Gas – 0.2%

Centerpoint Energy, Inc.	16,483	225

Nicor, Inc.	1,915	77

NiSource, Inc.	12,249	183

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	68	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Gas – 0.2% – continued
Sempra Energy	10,561	$486
		971

Hand/Machine Tools – 0.1%

Snap-On, Inc.	2,486	110
Stanley Black & Decker, Inc.	6,723	375
		485

Healthcare – Products – 3.4%

Baxter International, Inc.	25,761	1,088

Becton, Dickinson & Co.	10,072	718

Boston Scientific Corp. *	64,086	388

C.R. Bard, Inc.	4,083	331

CareFusion Corp. *	7,585	193

DENTSPLY International, Inc. †	6,323	205

Hospira, Inc. *	6,986	364

Intuitive Surgical, Inc. *	1,663	537

Johnson & Johnson	117,516	6,851

Medtronic, Inc.	47,192	1,849

Patterson Cos., Inc. †	3,958	118

St. Jude Medical, Inc. *	13,940	520

Stryker Corp. †	12,079	640

Varian Medical Systems, Inc. *	5,284	265
Zimmer Holdings, Inc. *	9,128	510
		14,577

Healthcare – Services – 1.1%

Aetna, Inc.	18,418	537

CIGNA Corp.	11,830	396

Coventry Health Care, Inc. *	5,909	122

DaVita, Inc. *	4,504	286

Humana, Inc. *	7,282	335

Laboratory Corp. of America Holdings †*	4,550	344

Quest Diagnostics, Inc.	6,351	335

Tenet Healthcare Corp. *	17,849	102

UnitedHealth Group, Inc.	49,448	1,438
WellPoint, Inc. *	18,958	973
		4,868

Holding Companies – Diversified – 0.0%
Leucadia National Corp. *	8,168	179

Home Builders – 0.1%

D.R. Horton, Inc.	11,833	144

Lennar Corp., Class A †	7,217	125
Pulte Group, Inc. †*	12,696	142
		411

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Home Furnishings – 0.1%

Harman International Industries, Inc. *	3,063	$99
Whirlpool Corp.	3,160	330
		429

Household Products/Wares – 0.4%

Avery Dennison Corp.	4,831	165

Clorox Co. †	6,073	382

Fortune Brands, Inc.	6,409	304
Kimberly-Clark Corp.	17,765	1,078
		1,929

Housewares – 0.0%
Newell Rubbermaid, Inc. †	11,788	196

Insurance – 3.7%

Aflac, Inc.	20,037	888

Allstate (The) Corp.	23,014	705

American International Group, Inc. †*	5,789	205

AON Corp.	11,543	456

Assurant, Inc.	4,963	172

Berkshire Hathaway, Inc., Class B †*	70,676	4,986

Chubb Corp.	14,107	709

Cincinnati Financial Corp. †	6,706	182

Genworth Financial, Inc., Class A *	20,863	325

Hartford Financial Services Group, Inc.	18,921	474

Lincoln National Corp.	12,885	341

Loews Corp.	15,173	493

Marsh & McLennan Cos., Inc.	22,590	493

MetLife, Inc.	34,986	1,417

Principal Financial Group, Inc. †	13,691	372

Progressive (The) Corp.	28,681	562

Prudential Financial, Inc.	19,870	1,147

Torchmark Corp.	3,531	182

Travelers (The) Cos., Inc.	21,883	1,082

Unum Group	14,169	327
XL Capital Ltd., Class A	14,657	258
		15,776

Internet – 2.4%

Akamai Technologies, Inc. †*	7,341	292

Amazon.com, Inc. *	14,622	1,834

eBay, Inc. *	48,290	1,034

Expedia, Inc. †	9,033	195

Google, Inc., Class A *	10,323	5,008

McAfee, Inc. *	6,825	217

priceline.com, Inc. *	1,939	371

Symantec Corp. *	34,606	490

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	69	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Internet – 2.4% – continued

VeriSign, Inc. †*	7,882	$220
Yahoo!, Inc. *	50,855	780
		10,441

Iron/Steel – 0.3%

AK Steel Holding Corp.	4,928	74

Allegheny Technologies, Inc. †	4,143	226

Cliffs Natural Resources, Inc.	5,846	326

Nucor Corp. †	13,533	583
United States Steel Corp. †	6,199	293
		1,502

Leisure Time – 0.2%

Carnival Corp.	18,514	671
Harley-Davidson, Inc. †	9,870	298
		969

Lodging – 0.3%

Marriott International, Inc., Class A †	10,756	360

Marriott International, Inc., Class A – Fractional Shares *	3,681	–

Starwood Hotels & Resorts Worldwide, Inc.	7,961	368

Wyndham Worldwide Corp.	7,712	182
Wynn Resorts Ltd. †	2,926	245
		1,155

Machinery – Construction & Mining – 0.4%
Caterpillar, Inc.	26,692	1,622

Machinery – Diversified – 0.6%

Cummins, Inc.	8,680	590

Deere & Co.	18,120	1,045

Flowserve Corp.	2,353	224

Rockwell Automation, Inc.	6,093	326
Roper Industries, Inc.	4,039	234
		2,419

Media – 3.0%

CBS Corp. N.V., Class B	29,252	426

Comcast Corp., Class A	121,199	2,192

DIRECTV, Class A *	39,929	1,505

Discovery Communications, Inc., Class A *	12,236	461

Gannett Co., Inc.	10,097	157

McGraw-Hill (The) Cos., Inc.	13,382	372

Meredith Corp. †	1,573	53

New York Times (The) Co., Class A †*	5,093	47

News Corp., Class A	96,215	1,270

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Media – 3.0% – continued

Scripps Networks Interactive, Inc., Class A	3,823	$173

Time Warner Cable, Inc.	15,058	824

Time Warner, Inc.	49,167	1,524

Viacom, Inc., Class B *	25,917	871

Walt Disney (The) Co.	82,790	2,767
Washington Post (The) Co., Class B †	271	126
		12,768

Metal Fabrication/Hardware – 0.2%
Precision Castparts Corp.	6,023	703

Mining – 0.8%

Alcoa, Inc. †	43,745	509

Freeport-McMoRan Copper & Gold, Inc.	20,076	1,406

Newmont Mining Corp.	20,958	1,128

Titanium Metals Corp. *	3,390	60
Vulcan Materials Co. †	5,482	277
		3,380

Miscellaneous Manufacturing – 3.5%

3M Co.	30,390	2,410

Danaher Corp.	11,205	889

Dover Corp.	7,993	359

Eastman Kodak Co. †*	11,318	64

Eaton Corp.	7,074	495

General Electric Co.	455,848	7,453

Honeywell International, Inc.	32,657	1,397

Illinois Tool Works, Inc.	16,635	772

ITT Corp.	7,879	380

Leggett & Platt, Inc.	6,574	153

Pall Corp.	5,041	172

Parker Hannifin Corp.	6,830	420
Textron, Inc. †	11,694	242
		15,206

Office/Business Equipment – 0.2%

Pitney Bowes, Inc. †	8,816	200
Xerox Corp.	57,823	538
		738

Oil & Gas – 8.6%

Anadarko Petroleum Corp.	21,071	1,103

Apache Corp.	14,379	1,288

Cabot Oil & Gas Corp.	4,503	156

Chesapeake Energy Corp.	27,918	624

Chevron Corp.	85,778	6,336

ConocoPhillips	63,521	3,294

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	70	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Oil & Gas – 8.6% – continued

Denbury Resources, Inc. *	16,662	$274

Devon Energy Corp.	19,124	1,221

Diamond Offshore Drilling, Inc. †	3,009	190

EOG Resources, Inc.	10,803	1,133

EQT Corp.	5,956	233

Exxon Mobil Corp.	201,646	12,192

Helmerich & Payne, Inc.	4,576	172

Hess Corp.	12,535	667

Marathon Oil Corp.	30,153	937

Murphy Oil Corp.	8,133	434

Nabors Industries Ltd. *	11,945	227

Noble Energy, Inc.	7,420	441

Occidental Petroleum Corp.	34,674	2,861

Pioneer Natural Resources Co.	4,961	316

Questar Corp.	7,414	333

Range Resources Corp.	6,774	305

Rowan Cos., Inc. *	4,767	118

Southwestern Energy Co. *	14,840	558

Sunoco, Inc.	5,063	151

Tesoro Corp.	6,098	71

Valero Energy Corp.	24,019	449
XTO Energy, Inc.	25,010	1,069
		37,153

Oil & Gas Services – 1.5%

Baker Hughes, Inc.	18,324	699

Cameron International Corp. †*	10,367	375

FMC Technologies, Inc. *	5,240	305

Halliburton Co.	38,784	963

National-Oilwell Varco, Inc.	17,775	678

Schlumberger Ltd.	51,176	2,873
Smith International, Inc.	10,599	398
		6,291

Packaging & Containers – 0.2%

Ball Corp.	3,970	196

Bemis Co., Inc.	4,710	135

Owens-Illinois, Inc. *	7,152	217

Pactiv Corp. *	5,890	168
Sealed Air Corp.	7,010	146
		862

Pharmaceuticals – 5.2%

Abbott Laboratories	66,317	3,154

Allergan, Inc.	13,116	790

AmerisourceBergen Corp.	12,030	376

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Pharmaceuticals – 5.2% – continued

Bristol-Myers Squibb Co.	73,216	$1,699

Cardinal Health, Inc.	15,498	535

Cephalon, Inc. †*	3,181	187

Eli Lilly & Co.	43,341	1,421

Express Scripts, Inc. *	11,762	1,183

Forest Laboratories, Inc. *	12,975	336

King Pharmaceuticals, Inc. *	11,135	97

McKesson Corp.	11,488	804

Mead Johnson Nutrition Co.,	8,784	433

Medco Health Solutions, Inc. *	19,830	1,143

Merck & Co., Inc.	133,037	4,482

Mylan, Inc. †*	12,997	253

Pfizer, Inc.	344,641	5,249
Watson Pharmaceuticals, Inc. *	4,513	199
		22,341

Pipelines – 0.4%

El Paso Corp.	29,697	337

Oneok, Inc.	4,410	196

Spectra Energy Corp.	27,786	556
Williams (The) Cos., Inc.	24,829	490
		1,579

Real Estate – 0.0%
CB Richard Ellis Group, Inc., Class A *	11,279	179

Real Estate Investment Trusts – 1.2%

Apartment Investment & Management Co., Class A †	4,904	101

AvalonBay Communities, Inc.	3,490	342

Boston Properties, Inc.	5,968	458

Equity Residential	12,116	547

HCP, Inc. †	12,493	398

Health Care REIT, Inc.	5,222	225

Host Hotels & Resorts, Inc.	28,173	402

Kimco Realty Corp.	17,420	249

ProLogis †	20,315	231

Public Storage	5,782	536

Simon Property Group, Inc.	12,391	1,054

Ventas, Inc. †	6,677	313
Vornado Realty Trust	6,777	526
		5,382

Retail – 6.3%

Abercrombie & Fitch Co., Class A	3,780	135

AutoNation, Inc. †*	4,060	81

AutoZone, Inc. *	1,274	243

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	71	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON S TOCKS – 97.4% – continued

Retail – 6.3% – continued

Bed Bath & Beyond, Inc. *	11,164	$501

Best Buy Co., Inc.	14,626	618

Big Lots, Inc. *	3,504	124

Costco Wholesale Corp.	18,791	1,095

CVS Caremark Corp.	59,438	2,058

Darden Restaurants, Inc.	5,991	257

Family Dollar Stores, Inc.	5,958	243

GameStop Corp., Class A †*	6,575	150

Gap (The), Inc.	20,528	448

Home Depot (The), Inc.	72,680	2,461

J.C. Penney Co., Inc.	9,977	274

Kohl’s Corp. *	13,114	666

Limited Brands, Inc.	11,458	285

Lowe’s Cos., Inc.	62,929	1,557

Macy’s, Inc.	17,865	397

McDonald’s Corp.	45,922	3,071

Nordstrom, Inc.†	7,088	281

Office Depot, Inc. *	11,288	65

O’Reilly Automotive, Inc. †*	5,923	302

RadioShack Corp. †	5,190	106

Ross Stores, Inc.	5,148	270

Sears Holdings Corp. †*	2,082	183

Staples, Inc.	31,173	671

Starbucks Corp.	31,901	826

Target Corp.	32,159	1,754

Tiffany & Co.	5,356	243

TJX Cos., Inc.	17,992	818

Urban Outfitters, Inc. *	5,535	201

Walgreen Co.	42,125	1,350

Wal-Mart Stores, Inc.	91,127	4,607
Yum! Brands, Inc.	20,142	825
		27,166

Savings & Loans – 0.1%

Hudson City Bancorp, Inc.	20,325	256
People’s United Financial, Inc.	15,886	222
		478

Semiconductors – 2.5%

Advanced Micro Devices, Inc. †*	24,285	208

Altera Corp.	12,868	303

Analog Devices, Inc.	12,646	369

Applied Materials, Inc.	57,472	742

Broadcom Corp., Class A	18,404	635

Intel Corp.	236,137	5,058

	NUMBER OF SHARES	VALUE (000s)
COMMON S TOCKS – 97.4% – continued

Semiconductors – 2.5% – continued

KLA-Tencor Corp.	7,460	$230

Linear Technology Corp. †	9,248	259

LSI Corp. *	28,471	152

MEMC Electronic Materials, Inc. †*	9,534	108

Microchip Technology, Inc. †	7,878	219

Micron Technology, Inc. †*	36,154	329

National Semiconductor Corp. †	10,078	142

Novellus Systems, Inc. †*	3,532	91

NVIDIA Corp. *	23,882	314

QLogic Corp. *	5,069	92

Teradyne, Inc. †*	8,088	89

Texas Instruments, Inc.	53,216	1,299
Xilinx, Inc.	11,611	284
		10,923

Software – 3.9%

Adobe Systems, Inc. *	22,565	724

Autodesk, Inc. *	9,755	286

BMC Software, Inc. *	7,839	290

CA, Inc.	16,902	342

Cerner Corp. †*	2,904	243

Citrix Systems, Inc. *	7,855	343

Compuware Corp. *	10,250	84

Dun & Bradstreet Corp.	2,168	158

Electronic Arts, Inc. *	13,524	223

Fidelity National Information Services, Inc. †	14,121	389

Fiserv, Inc. *	6,525	310

Intuit, Inc. *	13,438	480

Microsoft Corp.	325,858	8,407

Novell, Inc. †*	14,893	87

Oracle Corp.	166,952	3,768

Red Hat, Inc. *	7,847	230
Salesforce.com, Inc. *	4,713	408
		16,772

Telecommunications – 5.4%

American Tower Corp., Class A *	17,114	694

AT&T, Inc.	252,123	6,127

CenturyLink, Inc.	12,992	446

Cisco Systems, Inc. *	244,557	5,664

Corning, Inc.	66,601	1,161

Frontier Communications Corp. †	13,610	108

Harris Corp.	5,467	256

JDS Uniphase Corp. *	9,751	112

Juniper Networks, Inc. *	22,550	600

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	72	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Telecommunications – 5.4% – continued

MetroPCS Communications, Inc. *	11,144	$100

Motorola, Inc. *	99,289	680

QUALCOMM, Inc.	71,818	2,554

Qwest Communications International, Inc. †	62,868	329

Sprint Nextel Corp. *	126,993	652

Tellabs, Inc.	16,543	149

Verizon Communications, Inc.	121,197	3,336
Windstream Corp.	18,934	202
		23,170

Textiles – 0.0%
Cintas Corp. †	5,843	152

Toys, Games & Hobbies – 0.1%

Hasbro, Inc.	5,313	213
Mattel, Inc.	15,224	330
		543

Transportation – 1.8%

C.H. Robinson Worldwide, Inc. †	7,184	417

CSX Corp.	16,648	870

Expeditors International of Washington, Inc.	9,010	344

FedEx Corp.	13,357	1,115

Norfolk Southern Corp.	15,781	891

Ryder System, Inc.	2,307	104

Union Pacific Corp.	21,572	1,541
United Parcel Service, Inc., Class B	42,399	2,661
		7,943
Total Common Stocks
(Cost $461,926)		420,731

INVESTMENT COMPANIES – 8.7%

Northern Institutional Funds – Diversified Assets Portfolio (3)(4)	8,939,645	8,940
Northern Institutional Funds – Liquid Assets Portfolio (3)(5)	28,743,561	28,744
Total Investment Companies		37,684
(Cost $37,684)

	PRINCIPAL AMOUNT ( 000s)	VALUE ( 000s)
SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill,
0.20%, 11/18/10(6)	$1,470	$1,468
Total Short-Term Investments
(Cost $1,468)		1,468

Total Investments – 106.5%
(Cost $501,078)		459,883

Liabilities less Other Assets – (6.5)%		(28,021)
NET ASSETS – 100.0%		$431,862

(1)	At November 30, 2009, the value of the Portfolio’s investment in Northern Trust Corp. was approximately $517,000. There were no gross purchases or sales during the six months ended May 31, 2010.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio.
(4)	The Portfolio had approximately $8,940,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the six months ended May 31, 2010.
(5)	Investment relates to cash collateral received from portfolio securities loaned. (6) Security pledged as collateral to cover margin requirements for open futures contracts.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At May 31, 2010, the Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000s)
E-Mini S&P 500	203	$11,048	Long	6/10	$(553)

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	73	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued	MAY 31, 2010 (UNAUDITED)

At May 31, 2010, the industry sectors for the Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.6%
Consumer Staples	11.3
Energy	10.7
Financials	16.3
Health Care	11.7
Industrials	10.6
Information Technology	18.8
Materials	3.5
Telecommunication Services	2.9
Utilities	3.6

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of May 31, 2010:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stocks	$420,731	(1)	$–	$–	$420,731

Investment Companies	37,684		–	–	37,684
Short-Term Investments	–		1,468	–	1,468

Total Investments	$458,415		$1,468	$–	$459,883

Other Financial Instruments*	$(553)		$–	$–	$(553)

(1)	Classifications as defined in the Schedule of Investments.

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	74	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2010 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 21 portfolios as of May 31, 2010, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The International Growth, International Equity Index, Small Company Index, Focused Growth, Diversified Growth, and Equity Index Portfolios (each a “Portfolio”, and collectively, the “Portfolios” or “Equity Portfolios”) are separate investment portfolios of the Trust, all of which are diversified portfolios. Presented herein are the financial statements for the Equity Portfolios. Effective February 17, 2010, Small Company Growth and Mid Cap Growth Portfolios were liquidated.

Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL”), each a subsidiary of The Northern Trust Company (“Northern Trust”), serve jointly as the investment advisers for the International Growth Portfolio. NTI serves as the investment adviser for each of the other Portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Each of the Equity Portfolios is authorized to issue three classes of shares: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2010, each Portfolio had Class A and Class D shares outstanding. Class C shares were outstanding for the Focused Growth and Equity Index Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Portfolio’s classes is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central time, on each day the NYSE is open for trading. Securities traded on a foreign exchange are reported at their May 31, 2010, fair value for the International Growth and International Equity Index Portfolios, in accordance with Accounting Standard Codification Section 820 “Fair Value Measurements and Disclosures”, as May 31, 2010, was a U.S. recognized holiday.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of market values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	75	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Portfolio may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At May 31, 2010, the Small Company Index and Equity Index Portfolios had entered into exchange-traded long futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $165,000 and $1,468,000, respectively. The International Equity Index Portfolio had also entered into exchange-traded long futures contracts at May 31, 2010. The aggregate value of cash and foreign currencies to cover margin requirements for open positions was approximately $66,000 and $238,000, respectively. Further information on how these positions impact the financial statements can be found in Note 10.

C) OPTIONS CONTRACTS Each Portfolio may buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Portfolio may enter into option contracts in order to hedge against adverse price movements of securities which a Portfolio intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with net realized and unrealized gains (losses) on investments. The gains or losses on written options contracts are included with net realized and unrealized gains (losses) on written options.

The risks associated with purchasing an option include risk of loss of premium, change in market value and counterparty non-performance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Portfolio securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Portfolio could result in a Portfolio selling or buying a security or currency at a price different from the current market value. Further information on how these positions impact the financial statements can be found in Note 10.

Transactions in options written during the six months ended May 31, 2010, for the Diversified Growth Portfolio were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (000’S)
Options outstanding at November 30, 2009	21	$ —
Options written	55	3
Options expired and closed	(62)	(2)
Options exercised	(14)	(1)
Options outstanding at May 31, 2010	—	$ —

D) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

EQUITY PORTFOLIOS	76	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2010 (UNAUDITED)

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. A Portfolio records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolios bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts. Further information on how these positions impact the financial statements can be found in Note 10.

Certain Portfolios may invest in emerging market securities. Additional risks are involved when a Portfolio invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rate reflected in the Schedules of Investments represent the annualized yield on date of purchase for discount notes. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

G) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

H) REDEMPTION FEES The International Growth and International Equity Index Portfolios charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Portfolios use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Portfolios, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Portfolios. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Portfolios’ prospectus.

Redemption fees for the six months ended May 31, 2010, were approximately $4,000 and $5,000 for the International Growth Portfolio and International Equity Index Portfolio, respectively. These amounts are included in Proceeds from Shares Sold in Note 9 – Capital Share Transactions. The impact from redemption fees paid to each Portfolio was less than $0.001 per share.

I) PORTFOLIO SECURITIES LOANED Certain Portfolios participate in Northern Trust’s securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust) at May 31, 2010. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission, each of the Portfolios has invested cash collateral in Northern Institutional Funds – Liquid Assets Portfolio, one of the Trust’s money market funds. Non-cash collateral is held in custody for the Portfolios. The Portfolios do not exercise effective control over the non-cash collateral received and therefore it is not recognized on the Portfolios’ Statements of Assets and Liabilities. Each

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	77	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Portfolio’s percentage of ownership in the Liquid Assets Portfolio is less than 5 percent. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for administering the securities lending program. The fees are typically based on a percentage of the revenue generated from the lending activities. Income (net of fees) is disclosed as investment income in each Portfolio’s Statement of Operations.

The value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios at May 31, 2010, and the securities lending fees earned by Northern Trust for the six months ended were as follows:

Amounts in thousands	VALUE OF SECURITIES LOANED	CASH COLLATERAL HELD ON BEHALF OF PORTFOLIO	NON-CASH COLLATERAL HELD ON BEHALF OF PORTFOLIO	FEES EARNED BY NORTHERN TRUST
International Growth	$25,492	$26,824	$51	$5
International Equity Index	10,787	11,297	12	5
Small Company Index	25,924	26,957	45	16
Focused Growth	5,943	6,221	—	1
Diversified Growth	2,640	2,753	—	—
Equity Index	27,538	28,744	—	9

The following Portfolios had loaned securities in excess of 5 percent of net assets to the following individual broker/dealers at May 31, 2010. No other loans to individual broker/dealers exceeded 5 percent of each respective Portfolio’s net assets at May 31, 2010.

Portfolio	BROKER/DEALER	PERCENT OF SECURITIES LOANED WITH RESPECT TO NET ASSETS
Small Company Index	Goldman, Sachs & Co.	15.3%
	Citigroup Global Markets Inc.	7.6%

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
International Growth	Annually
International Equity Index	Annually
Small Company Index	Annually
Focused Growth	Annually
Diversified Growth	Annually
Equity Index	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. The Portfolios may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. The reclassifications may relate to net operating losses, Section 988 currency gains, PFICs gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios. At November 30, 2009 the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
International Growth	$405	$(405)	$ —
International Equity Index	114	(114)	—
Small Company Index	(23)	23	—
Equity Index	(84)	23,121	(23,037)

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2009 through the fiscal year end November 30, 2009, the following Portfolios incurred

EQUITY PORTFOLIOS	78	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2010 (UNAUDITED)

net capital losses, and/or Section 988 currency losses for which each Portfolio intends to treat as having been incurred in the next fiscal year:

Amounts in thousands
International Growth	$707
International Equity Index	1,048
Small Company Index	47
Equity Index	812

At November 30, 2009, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	NOVEMBER 30, 2010	NOVEMBER 30, 2011	NOVEMBER 30, 2016	NOVEMBER 30, 2017
International Growth	$ —	$ —	$8,010	$32,941
International Equity Index	—	—	—	5,423
Small Company Index	—	8,461	—	9,057
Focused Growth	25,942	—	6,689	11,801
Diversified Growth	—	—	4,943	17,703
Equity Index	—	—	—	12,642

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2009, the tax components of undistributed net investment income and realized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
International Growth	$3,711	$ —
International Equity Index	2,901	—
Small Company Index	623	—
Focused Growth	263	—
Diversified Growth	254	—
Equity Index	246	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended November 30, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
International Growth	$4,475	$ —
International Equity Index	2,500	3,819
Small Company Index	928	—
Focused Growth	380	—
Diversified Growth	750	—
Equity Index	8,972	27,159

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended November 30, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
International Growth	$13,260	$28,057
International Equity Index	4,299	21,207
Small Company Index	1,000	—
Focused Growth	549	—
Diversified Growth	1,618	2,806
Equity Index	13,078	69,663

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2009, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2006 through November 30, 2009 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, computed daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Portfolio’s respective average daily net assets). For the six months ended May 31, 2010, the investment advisers agreed to waive a portion of the advisory fees as shown in the accompanying Statements of

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	79	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2010, were as follows:

	ANNUAL ADVISORY FEE	LESS WAIVER	ADVISORY FEE AFTER WAIVER
International Growth	0.90%	0.10%	0.80%
International Equity Index	0.25%	—%	0.25%
Small Company Index	0.20%	—%	0.20%
Focused Growth	0.85%	0.10%	0.75%
Diversified Growth	0.75%	0.10%	0.65%
Equity Index	0.10%	—%	0.10%

Prior to April 1, 2010, the waivers described above were voluntary and could be modified or terminated at any time. Starting April 1, 2010, the Investment Advisers have contractually agreed to waive a portion of the advisory fees charged to the Portfolios in the same amounts that they previously voluntarily waived. The contractual waiver arrangements are expected to continue until at least April 1, 2011. After this date, the Investment Advisers or a Portfolio may terminate the contractual arrangements.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios.

Class-specific transfer agent fees for the six months ended May 31, 2010, were as follows:

Amounts in thousands	CLASS A	CLASS C	CLASS D
International Growth	$10	$ —	$ —
International Equity Index	8	—	—
Small Company Index	3	—	—
Focused Growth	3	—	—
Diversified Growth	1	—	—
Equity Index	23	1	1

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are reflected in the Portfolios’ Statements of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolios at the annual rate of 0.15 percent of the average daily net assets of each of the International Growth and International Equity Index Portfolios, and 0.10 percent of the average daily net assets of each other Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest and other extraordinary expenses) (“Expenses”) that exceed on an annualized basis 0.25 percent of each of the International Growth and International Equity Index Portfolios’ average daily net assets and 0.10 percent of each other Portfolio’s average daily net assets. In addition, NTI as Administrator has contractually agreed through at least April 1, 2011 to reimburse an additional portion of the International Equity Index Portfolio’s other operating expenses so that the Portfolio’s Expenses do not exceed 0.15 percent of its average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

The expenses reimbursed during the six months ended May 31, 2010, under such arrangements, are shown in the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio and/or the Global Tactical Asset Allocation Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as

EQUITY PORTFOLIOS	80	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2010 (UNAUDITED)

defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2010, were as follows:

Amounts in thousands	CLASS C	CLASS D
International Equity Index	$ —	$1
Equity Index	1	2

6. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2010, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolios were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
International Growth	$ —	$54,509	$ —	$43,953
International Equity Index	—	17,371	—	58,404
Small Company Index	—	7,750	—	11,748
Focused Growth	—	22,361	—	20,624
Diversified Growth	—	5,393	—	3,920
Equity Index	—	34,612	—	65,172

At May 31, 2010, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
International Growth	$16,808	$(19,501)	$(2,693)	$196,916
International Equity Index	3,132	(14,009)	(10,877)	142,058
Small Company Index	8,948	(8,716)	232	84,332
Focused Growth	6,537	(1,233)	5,304	62,167
Diversified Growth	2,090	(286)	1,804	14,220
Equity Index	29,550	(70,745)	(41,195)	501,078

7. BANK BORROWINGS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expense on the Statements of Operations. The agreement will expire on December 9, 2010, unless renewed.

At May 31, 2010, the Portfolios did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
International Growth	$779	1.03%
International Equity Index	11,300	1.07%
Focused Growth	100	1.01%
Diversified Growth	114	1.01%
Equity Index	400	1.01%

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	81	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

8. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the SEC, each Portfolio may invest its uninvested cash in a money market fund advised by one or more of the Investment Advisers or their affiliates. Accordingly, each Portfolio will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the money market fund pays to the Investment Advisers and/or their affiliates. It is expected that the uninvested cash of the Portfolios will be invested in the Trust’s Diversified Assets Portfolio. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the Investment Advisers and/or their affiliates on any assets invested in the Trust’s Diversified Assets Portfolio is 0.35 percent of the average daily net asset value of those assets. However, pursuant to the exemptive order, the Investment Advisers will reimburse each Portfolio for advisory fees otherwise payable by the Portfolio on any assets invested in the Diversified Assets Portfolio.

9. CAPITAL SHARE TRANSACTIONS

Transactions in Class A shares for the six months ended May 31, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Growth	3,850	$35,682	391	$3,502	(3,020)	$(26,891)	1,221	$12,293
International Equity Index	3,514	28,521	208	1,676	(8,626)	(70,960)	(4,904)	(40,763)
Small Company Index	918	13,467	34	477	(1,263)	(18,615)	(311)	(4,671)
Focused Growth	681	8,262	21	250	(544)	(6,467)	158	2,045
Diversified Growth	373	2,258	49	284	(143)	(857)	279	1,685
Equity Index	4,407	50,157	252	2,734	(6,874)	(78,345)	(2,215)	(25,454)

Transactions in Class A shares for the fiscal year ended November 30, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Growth	3,334	$25,553	616	$4,145	(2,062)	$(14,912)	1,888	$14,786
International Equity Index	17,430	132,086	835	5,171	(6,362)	(46,742)	11,903	90,515
Small Company Index	1,345	15,523	74	772	(1,565)	(16,685)	(146)	(390)
Focused Growth	1,247	12,126	38	342	(1,802)	(17,195)	(517)	(4,727)
Diversified Growth	1,313	5,732	166	734	(8,533)	(36,540)	(7,054)	(30,074)
Equity Index	12,510	117,477	3,470	30,167	(17,289)	(145,550)	(1,309)	2,094

Transactions in Class C shares for the six months ended May 31, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Focused Growth	1	$12	—	$—	—	$(9)	1	$3
Equity Index	1	15	—	1	(14)	(170)	(13)	(154)

EQUITY PORTFOLIOS	82	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2010 (UNAUDITED)

Transactions in Class C shares for the fiscal year ended November 30, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Focused Growth	—	$6	—	$ —	(3)	$(24)	(3)	$(18)
Equity Index	13	107	59	507	(835)	(6,829)	(763)	(6,215)

Transactions in Class D shares for the six months ended May 31, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Growth	3	$21	—	$—	(42)	$(388)	(39)	$(367)
International Equity Index	1	10	—	—	(66)	(524)	(65)	(514)
Focused Growth	—	4	—	—	(1)	(6)	(1)	(2)
Diversified Growth	2	15	—	1	(1)	(6)	1	10
Equity Index	1	16	—	2	(28)	(310)	(27)	(292)

Transactions in Class D shares for the fiscal year ended November 30, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Growth	4	$23	—	$ —	(12)	$(77)	(8)	$(54)
International Equity Index	35	204	10	58	(48)	(301)	(3)	(39)
Focused Growth	1	5	—	—	—	(1)	1	4
Diversified Growth	13	53	—	—	(56)	(250)	(43)	(197)
Equity Index	15	129	14	119	(54)	(490)	(25)	(242)

10. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Portfolios have been designated as hedging instruments. Information concerning the types of derivatives in which the Portfolios invest, the objectives for using them and their related risks can be found in Note 2.

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EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Below are the types of derivatives by location as presented in the Statements of Assets and Liabilities as of May 31, 2010:

Amounts in thousands		ASSETS			LIABILITIES
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
International Growth	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$ —		Unrealized loss on forward foreign currency exchange contracts	$(5)		Citigroup
International Equity Index	Equity contracts	Net unrealized appreciation	3	*	Net unrealized depreciation	(111)	*	Citigroup
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	407		Unrealized loss on forward foreign currency exchange contracts	(610)		Citigroup, HSBC, Morgan Stanley, RBS, UBS
Small Company Index	Equity contracts	Net unrealized appreciation	4	*	Net unrealized depreciation	—		Citigroup
Equity Index	Equity contracts	Net unrealized appreciation	—		Net unrealized depreciation	(553)	*	Citigroup

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolios’ realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended May 31, 2010:

Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
International Growth	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	$43
International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	(140)
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	10
Small Company Index	Equity contracts	Net realized gains (losses) on futures contracts	191
Diversified Growth	Purchased options	Net realized gains (losses) on investments	(92)
	Written options	Net realized gains (losses) on written options	2
Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	725

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
International Growth	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(5)
International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(101)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(301)
Small Company Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	13
Diversified Growth	Purchased options	Net change in unrealized appreciation (depreciation) on investments	92
Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(979)

EQUITY PORTFOLIOS	84	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2010 (UNAUDITED)

Volume of derivative activity for the six months ended May 31, 2010*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		PURCHASED OPTION CONTRACTS		WRITTEN OPTION CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE COST OF PURCHASES**	NUMBER OF TRADES	AVERAGE PROCEEDS OF SALES**
International Growth	16	$278	—	$ —	—	$ —	—	$ —
International Equity Index	185	358	150	250	—	—	—	—
Small Company Index	—	—	49	236	—	—	—	—
Diversified Growth	—	—	—	—	1	92	18	—
Equity Index	—	—	86	538	—	—	—	—

*	Activity during the period is measured by number of trades during the period and average notional amount for foreign exchange and equity contracts, and average cost of purchase/proceeds of sale for option contracts.

**	Amounts in thousands.

11. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 amends ASC 820, “Fair Value Measurements and Disclosures” (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU 2010-06 and the impact it will have to the Portfolios’ financial statement disclosures.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were available to be issued.

Effective on or about July 31, 2010, the Diversified Growth Portfolio’s investment strategy will be changed from investing, under normal circumstances, at least 65 percent of its net assets in equity securities, to investing, under normal circumstances, at least 80 percent of its net assets in equity securities of large capitalization companies. At that time, the Portfolio also will change its name to the Large Cap Equity Portfolio.

Effective on or about July 31, 2010, the Focused Growth Portfolio’s investment strategy will be changed from investing, under normal circumstances, at least 65 percent of its net assets in equity securities, to investing, under normal circumstances, at least 80 percent of its net assets in equity securities of large capitalization companies. At that time, the Portfolio also will change its name to the Large Cap Growth Portfolio.

Effective July 31, 2010, Northern Trust Investments, N.A. will assume the responsibilities of Northern Trust Global Investments Limited (“NTGIL”) under their advisory agreement with Northern Institutional Funds, with respect to the International Growth Portfolio. Therefore, effective July 31, 2010, NTGIL will no longer serve as an investment adviser to the International Growth Portfolio. The fees payable by the Portfolio under the agreement, the personnel who manage the Portfolio and the services provided to the Portfolio remain unchanged as a result of the assumption of these responsibilities.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	85	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FUND EXPENSES

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Growth and International Equity Index Portfolios; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2009, through May 31, 2010.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/09 - 5/31/10” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 77), if any, in the International Growth and International Equity Index Portfolios. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INTERNATIONAL GROWTH

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/09 - 5/31/10
Actual	1.06%	$1,000.00	$907.70	$5.04
Hypothetical	1.06%	$1,000.00	$1,019.65	$5.34	**
CLASS D
Actual	1.45%	$1,000.00	$912.50	$6.91
Hypothetical	1.45%	$1,000.00	$1,017.70	$7.29	**

INTERNATIONAL EQUITY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/09 - 5/31/10
Actual	0.41%	$1,000.00	$886.30	$1.93
Hypothetical	0.41%	$1,000.00	$1,022.89	$2.07	**
CLASS D
Actual	0.80%	$1,000.00	$884.00	$3.76
Hypothetical	0.80%	$1,000.00	$1,020.94	$4.03	**

SMALL COMPANY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/09 - 5/31/10
Actual	0.31%	$1,000.00	$1,147.60	$1.66
Hypothetical	0.31%	$1,000.00	$1,023.39	$1.56	**
CLASS D
Actual	0.70%	$1,000.00	$1,145.60	$3.74
Hypothetical	0.70%	$1,000.00	$1,021.44	$3.53	**

FOCUSED GROWTH

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/09 - 5/31/10
Actual	0.86%	$1,000.00	$979.50	$4.24
Hypothetical	0.86%	$1,000.00	$1,020.64	$4.33	**
CLASS C
Actual	1.10%	$1,000.00	$978.50	$5.43
Hypothetical	1.10%	$1,000.00	$1,019.45	$5.54	**
CLASS D
Actual	1.25%	$1,000.00	$977.10	$6.16
Hypothetical	1.25%	$1,000.00	$1,018.70	$6.29	**

EQUITY PORTFOLIOS	86	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2010 (UNAUDITED)

DIVERSIFIED GROWTH

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/09 - 5/31/10
Actual	0.76%	$1,000.00	$1,008.80	$3.81
Hypothetical	0.76%	$1,000.00	$1,021.14	$3.83	**
CLASS D
Actual	1.15%	$1,000.00	$1,006.70	$5.75
Hypothetical	1.15%	$1,000.00	$1,019.20	$5.79	**

EQUITY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/09 - 5/31/10
Actual	0.21%	$1,000.00	$1,003.50	$1.05
Hypothetical	0.21%	$1,000.00	$1,023.88	$1.06	**
CLASS C
Actual	0.45%	$1,000.00	$1,003.10	$2.25
Hypothetical	0.45%	$1,000.00	$1,022.69	$2.27	**
CLASS D
Actual	0.60%	$1,000.00	$1,002.30	$3.00
Hypothetical	0.60%	$1,000.00	$1,021.94	$3.02	**

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2010. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	87	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

TRUSTEES AND OFFICERS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolios with Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL” and, together with NTI, the “Investment Advisers”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 6-7, 2010 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Advisers’ oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Advisers present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of the Investment Advisers, their services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Advisers’ investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; (iv) information about the Investment Advisers’ and their affiliates’ risk management processes; (v) expenses borne by the Portfolios; (vi) the Investment Advisers’ profitability; (vii) the qualifications of the Investment Advisers and their affiliates to provide services to the Portfolios; and (viii) policies adopted by the Investment Advisers regarding brokerage, including soft dollars, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Portfolios compared to the investment advisory fees charged by the Investment Advisers to the Investment Advisers’ other comparable institutional accounts; (v) the Investment Advisers’ staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vi) the Investment Advisers’ financial resources and their ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolios to the Investment Advisers and their affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Advisers and their affiliates from their relationships with the Portfolios, including reports on soft dollar usage and best execution. In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services that are provided to the Portfolios by the Investment Advisers and their affiliates. These services include services as the Portfolios’ custodian, transfer agent, and administrator and securities lending agent. The Trustees considered the quality of the non-advisory services provided, as well as the expenditures made by the Investment Advisers and their affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered the Investment Advisers’ record of communicating with and servicing shareholders. Attention was given to the Investment Advisers’ and their affiliates’ diligent and expanded risk management processes, including the steps taken by the Investment Advisers and their affiliates to strengthen the credit risk management processes in the past year. The Trustees also discussed the Investment Advisers’ continued commitments to address the regulatory compliance requirements applicable to the Portfolios, the compliance oversight program with respect to all of the

EQUITY PORTFOLIOS	88	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2010 (UNAUDITED)

Portfolios’ service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolios. The Trustees noted the Investment Advisers and their affiliates’ strong financial position, stability and commitment to growing the mutual fund business, as evidenced by their support to the Trust’s money market portfolios, as well as commitment of other resources to support the Portfolios. The Trustees concluded that the Investment Advisers were both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and were able to provide quality services to the Portfolios.

Performance

The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Portfolios’ investment performance relative to their respective performance benchmarks and the investor base the Portfolios are intended to serve. The Trustees took into consideration the extreme market volatility in recent years and credit problems caused by sub-prime loan defaults, the effects of these events on the Portfolios’ performance, as well as how the Investment Advisers’ investment strategies may underperform during certain market environments. For Portfolios that had been in existence for the applicable periods, information on the Portfolios’ investment performance was provided for one, two, three, four, five and ten years. The Trustees also reviewed each Portfolio’s excess returns, if applicable, versus targeted returns. In addition, the Trustees reviewed the consistency of the Investment Advisers’ investment approach for the Portfolios and changes made throughout the year to investment personnel and processes to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Portfolios requested by the Trustees and provided by the Investment Advisers had assisted them in evaluating performance issues with respect to those Portfolios.

Based on the information received, the Trustees believed that the various Index Portfolios were tracking their respective benchmarks. With respect to the other Portfolios, the Board noted that the Focused Growth Portfolio lagged its benchmark for the one-, three- and five-year periods and was in the third quartile of peers for those time periods. The Trustees noted the steps taken by the Investment Advisers to address the Focused Growth Portfolio’s performance, including changing the portfolio managers. The Diversified Growth Portfolio exceeded its benchmark in performance for the one-, three- and five-year periods, and was in the top quartile for the one-year period and the second quartile of peers for the three- and five-year periods, respectively, representing improved performance from last year. The Trustees also noted that the International Growth Portfolio’s performance exceeded that of its benchmark for the three- and five-year periods and was in the top quartile of peers for those time periods, representing consistent satisfactory performance. Overall, the Trustees concluded that the Investment Advisers were devoting appropriate resources to improving the investment performance of the Portfolios.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolios’ contractual advisory fee rates; the Portfolios’ total operating expense ratios; the Investment Advisers’ voluntary fee waivers and expense reimbursements with respect to the Portfolios; the Investment Advisers’ contractual commitment to continue the fee waivers and expense reimbursements for at least one year, and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios. In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Advisers relating to the costs of the services provided by the Investment Advisers and their affiliates and the profits realized by them. The Trustees reviewed the Investment Advisers’ methodology for allocating costs to the Portfolios, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although the Investment Advisers’ methodology was continuously refined, it had remained consistent with that presented to the Trustees in prior years and had previously been reviewed by the Portfolios’ auditors for reasonability. The Trustees also reviewed information with respect to the Investment Advisers’ profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Information on the services rendered by the Investment Advisers to the Portfolios, the fee rate paid by the Portfolios under the Advisory Agreement and the Portfolios’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Advisers and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that each of the Portfolios’ total expense ratios after waiver of advisory fees and reimbursement of expenses was at or below the peer group median determined by Lipper, and each of the Portfolios’ advisory fees after waivers, except for the International Growth Portfolio, was below the Lipper peer group median. Information was also

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	89	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

TRUSTEES AND OFFICERS continued	MAY 31, 2010 (UNAUDITED)

provided comparing the Portfolios’ fee rates to the fee rates charged by the Investment Advisers to private accounts managed by them with similar investment strategies. With regard to these clients, the Trustees noted the difference in services provided by the Investment Adviser, regulatory and compliance differences, board and committee support and other differences in operations among the Portfolios and the private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios.

Economies of Scale

The Trustees considered the fees paid by the Portfolios to the Investment Advisers and their affiliates for custodial, transfer agency, and administration (including contractual reimbursements made by the affiliate performing administration services) and securities lending services, and reviewed information as to whether the Investment Advisers had passed, and were likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Advisers’ view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through the Investment Advisers’ contractual fee waivers and contractual expense reimbursements that limit the expenses for the Portfolios to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Advisers and their affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative, accounting and securities lending functions. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company. The Trustees also reviewed Northern’s use of the Portfolios’ brokerage commissions on its brokerage transactions to obtain research products and services. The Trustees determined that Northern’s use of so-called “soft dollars” was within applicable statutory requirements and SEC guidance. The Trustees considered the extent to which Northern and its other clients as well as the Portfolios benefited from receipt of these research products and services.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Advisers, their actual costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

EQUITY PORTFOLIOS	90	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	91	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

EQUITY PORTFOLIOS	92	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULE OF INVESTMENTS

7	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

8	NOTES TO THE FINANCIAL STATEMENTS

13	FUND EXPENSES

14	TRUSTEES AND OFFICERS

14	APPROVAL OF ADVISORY AGREEMENT

20	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Global Tactical Asset Allocation Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Global Tactical Asset Allocation Portfolio prospectus, which contains more complete information about Northern Institutional Funds Global Tactical Asset Allocation Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC,

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2010 (UNAUDITED)

Amounts in thousands, except per share data	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
ASSETS:
Investments, at cost (1)	$22,432
Investments, at value (2)	$23,423
Interest income receivable	6
Dividend income receivable	56
Receivable for securities sold	97
Receivable for fund shares sold	2
Receivable from affiliated administrator	12
Prepaid and other assets	10
Total Assets	23,606
LIABILITIES:
Payable for securities purchased	110
Payable for fund shares redeemed	24
Payable to affiliates:
Investment advisory fees	3
Administration fees	2
Custody and accounting fees	4
Trustee fees	3
Accrued other liabilities	13
Total Liabilities	159
Net Assets	$23,447
ANALYSIS OF NET ASSETS:
Capital stock	$31,256
Accumulated undistributed net investment loss	(2)
Accumulated undistributed net realized loss	(8,798)
Net unrealized appreciation	991
Net Assets	$23,447
Net Assets:
Class A	$19,541
Class C	3,862
Class D	44
Total Shares Outstanding (no par value, unlimited shares authorized):
Class A	2,152
Class C	426
Class D	5
Net Asset Value, Redemption and Offering Price Per Share:
Class A	$9.08
Class C	9.08
Class D	8.96

(1)	Amount includes cost of $20,161 in affliliated portfolios.
(2)	Amount includes value of $21,065 in affliliated portfolios.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

Amounts in thousands	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
INVESTMENT INCOME:
Dividend income (1)	$373
Total Investment Income	373
EXPENSES:
Investment advisory fees	30
Administration fees	12
Custody and accounting fees	25
Transfer agent fees	3
Blue sky fees	13
SEC fees	1
Printing fees	12
Audit fees	2
Legal fees	5
Shareholder servicing fees	3
Trustee fees	4
Other	5
Total Expenses	115
Less waivers of investment advisory fees	(12)
Less expenses reimbursed by administrator	(68)
Net Expenses	35
Net Investment Income	338
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on investments (2)	1,939
Net change in unrealized depreciation on investments (3)	(2,554)
Net Losses	(615)
Net Decrease in Net Assets Resulting from Operations	$(277)

(1)	Amount includes dividend income from affiliated portfolios of $365.
(2)	Amount includes net realized gain from affliliated portfolios of $1,765.
(3)	Amount includes net change in unrealized depreciation from affiliated portfolios of $(2,366).

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED) OR FISCAL YEAR ENDED NOVEMBER 30, 2009

	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
Amounts in thousands	2010	2009
OPERATIONS:
Net investment income	$338	$1,065
Net realized gains (losses)	1,939	(539)
Net change in unrealized appreciation (depreciation)	(2,554)	4,014
Net Increase (Decrease) in Net Assets Resulting from Operations	(277)	4,540
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from Class A share transactions	(647)	(64)
Net increase (decrease) in net assets resulting from Class C share transactions	123	(40)
Net decrease in net assets resulting from Class D share transactions	(2)	(6)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(526)	(110)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income	(293)	(507)
Total Distributions to Class A shareholders	(293)	(507)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	(52)	(84)
Total Distributions to Class C shareholders	(52)	(84)
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income	(1)	(1)
Total Distributions to Class D shareholders	(1)	(1)
Total Increase (Decrease) in Net Assets	(1,149)	3,838
NET ASSETS:
Beginning of period	24,596	20,758
End of period	$23,447	$24,596
Accumulated Undistributed Net Investment Income (Loss)	$(2)	$6

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30,

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO (1)	CLASS A
Selected per share data	2010		2009(2)		2008(2)		2007(2)	2006	2005
Net Asset Value, Beginning of Period	$9.33		$7.81		$12.56		$12.61	$12.63	$12.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.41		0.22		0.30	0.28	0.23
Net realized and unrealized gains (losses)	(0.25)		1.34		(2.74)		0.42	0.52	0.62
Total from Investment Operations	(0.12)		1.75		(2.52)		0.72	0.80	0.85
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)		(0.23)		(0.22)		(0.34)	(0.27)	(0.23)
From net realized gains	–		–		(2.01)		(0.43)	(0.55)	(0.10)
Total Distributions Paid	(0.13)		(0.23)		(2.23)		(0.77)	(0.82)	(0.33)
Net Asset Value, End of Period	$9.08		$9.33		$7.81		$12.56	$12.61	$12.63
Total Return (3)	(1.24)%		22.77%		(23.97)%		5.88%	6.74%	7.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$19,541		$20,708		$17,426		$61,967	$125,172	$130,166
Ratio to average net assets of: (4)
Expenses, net of waivers, reimbursements and credits	0.25	%(5)	0.24	%(5)	0.37	%(5)(6)	0.61%	0.61%	0.61%
Expenses, before waivers, reimbursements and credits	0.91	%(5)	0.99	%(5)	0.77	%(5)(6)	0.82%	0.79%	0.78%
Net investment income, net of waivers, reimbursements and credits	2.83%		4.88%		2.25%		2.38%	2.23%	1.90%
Net investment income, before waivers, reimbursements and credits	2.17%		4.13%		1.85%		2.17%	2.05%	1.73%
Portfolio Turnover Rate	46.92%		126.86%		398.83%		147.04%	200.30%	119.58%

	CLASS C
Selected per share data	2010		2009(2)		2008(2)		2007(2)	2006	2005
Net Asset Value, Beginning of Period	$9.32		$7.81		$12.56		$12.61	$12.63	$12.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12		0.39		0.19		0.27	0.25	0.21
Net realized and unrealized gains (losses)	(0.24)		1.33		(2.73)		0.42	0.52	0.61
Total from Investment Operations	(0.12)		1.72		(2.54)		0.69	0.77	0.82
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)		(0.21)		(0.20)		(0.31)	(0.24)	(0.20)
From net realized gains	–		–		(2.01)		(0.43)	(0.55)	(0.10)
Total Distributions Paid	(0.12)		(0.21)		(2.21)		(0.74)	(0.79)	(0.30)
Net Asset Value, End of Period	$9.08		$9.32		$7.81		$12.56	$12.61	$12.63
Total Return (3)	(1.36)%		22.33%		(24.14)%		5.63%	6.57%	6.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,862		$3,841		$3,287		$5,023	$4,306	$4,518
Ratio to average net assets of: (4)
Expenses, net of waivers, reimbursements and credits	0.49	%(5)	0.48	%(5)	0.61	%(5)(6)	0.85%	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	1.15	%(5)	1.23	%(5)	1.01	%(5)(6)	1.06%	1.03%	1.02%
Net investment income, net of waivers, reimbursements and credits	2.59%		4.64%		2.01%		2.14%	1.99%	1.66%
Net investment income, before waivers, reimbursements and credits	1.93%		3.89%		1.61%		1.93%	1.81%	1.49%
Portfolio Turnover Rate	46.92%		126.86%		398.83%		147.04%	200.30%	119.58%

(1)	Formerly known as the Balanced Portfolio.
(2)	Net investment income for the period ended was calculated using the average shares outstanding method.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Expense ratios reflect only the direct expenses of the Portfolio and not any expenses associated with the underlying funds.
(6)	Expense ratios decreased from the prior year due to the Portfolio changing its investment strategy to an asset allocation fund.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30,

GLOBAL TACTIC AL ASSET ALLOCATION PORTFOLIO (1)	CLASS D
Selected per share data	2010		2009(2)		2008(2)		2007(2)	2006	2005
Net Asset Value, Beginning of Period	$9.20		$7.71		$12.47		$12.52	$12.54	$12.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.38		0.18		0.25	0.23	0.20
Net realized and unrealized gains (losses)	(0.23)		1.31		(2.75)		0.41	0.53	0.59
Total from Investment Operations	(0.12)		1.69		(2.57)		0.66	0.76	0.79
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)		(0.20)		(0.18)		(0.28)	(0.23)	(0.18)
From net realized gains	–		–		(2.01)		(0.43)	(0.55)	(0.10)
Total Distributions Paid	(0.12)		(0.20)		(2.19)		(0.71)	(0.78)	(0.28)
Net Asset Value, End of Period	$8.96		$9.20		$7.71		$12.47	$12.52	$12.54
Total Return (3)	(1.35)%		22.20%		(24.58)%		5.47%	6.38%	6.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$44		$47		$45		$109	$254	$254
Ratio to average net assets of: (4)
Expenses, net of waivers, reimbursements and credits	0.64	%(5)	0.63	%(5)	0.76	%(5)(6)	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.30	%(5)	1.38	%(5)	1.16	%(5)(6)	1.21%	1.18%	1.17%
Net investment income, net of waivers, reimbursements and credits	2.44%		4.49%		1.86%		1.99%	1.84%	1.51%
Net investment income, before waivers, reimbursements and credits	1.78%		3.74%		1.46%		1.78%	1.66%	1.34%
Portfolio Turnover Rate	46.92%		126.86%		398.83%		147.04%	200.30%	119.58%

(1)	Formerly known as the Balanced Portfolio.
(2)	Net investment income for the period ended was calculated using the average shares outstanding method.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Expense ratios reflect only the direct expenses of the Portfolio and not any expenses associated with the underlying funds.
(6)	Expense ratios decreased from the prior year due to the Portfolio changing its investment strategy to an asset allocation fund.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	MAY 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 99.9%
iPath Dow Jones-AIG Commodity Index

Total Return ETN	12,348	$466

iShares Barclays U.S. Treasury Inflation

Protected Securities Bond Fund ETF	6,705	711

SPDR Gold Trust ETF	9,930	1,181

Northern Funds - Bond Index Fund (1) (2)	289,430	3,048

Northern Funds - Emerging Markets

Equity Fund (1) (2)	182,620	1,875

Northern Funds - Global Real Estate

Index Fund (1) (2)	102,070	703

Northern Funds - High Yield Fixed

Income Fund (1) (2)	410,694	2,813

Northern Funds - Mid Cap

Index Fund (1) (2)	46,560	469

Northern Institutional Funds -

Diversified Assets Portfolio (1) (2)	1,137,759	1,138

Northern Institutional Funds -

Equity Index Portfolio (1) (2)	476,672	5,158

Northern Institutional Funds -

International Equity

Index Portfolio (1) (2)	395,118	2,813

Northern Institutional Funds -

Short Bond Portfolio (1) (2)	136,732	2,579

Northern Institutional Funds -
Small Company Index Portfolio (1) (2)	31,764	469
Total Investment Companies
(Cost $22,432)		23,423

Total Investments - 99.9%
(Cost $22,432)		23,423
Other Assets less Liabilities - 0.1%		24
NET ASSETS - 100.0%		$23,447

(1)	Northern Trust Investments, N.A. is an investment adviser of the Portfolio and the investment adviser to other Northern Institutional Funds and to the Northern Funds.
(2)	Investment in affiliated Portfolio.

ETF	- Exchange Traded Fund
ETN	- Exchange Traded Note
NF	- Northern Funds
NIF	- Northern Institutional Funds

Percentages shown are based on Net Assets.

At May 31, 2010, the asset class weightings for the Global Tactical Asset Allocation Portfolio were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity - Large	21.7%	NIF Equity Index

U.S. Equity - Mid	2.0	NF Mid Cap Index

U.S. Equity - Small	2.0	NIF Small Company Index

Non U.S. Equity - Developed	11.9	NIF International Equity Index

Non U.S. Equity - Emerging Markets	8.0	NF Emerging Markets Equity

Global Real Estate	3.0	NF Global Real Estate Index

U.S. Bonds - High Yield	12.1	NF High Yield Fixed Income

U.S. Bonds - Inflation Protected	3.0	iShares Barclays U.S. Treasury

		Inflation Protected Securities

		Bond Fund ETF

U.S. Bonds - Intermediate	13.1	NF Bond Index

U.S. Bonds - Short	11.1	NIF Short Bond

Commodities	2.0	iPath Dow Jones-AIG Commodity

		Index Total Return ETN

	5.0	SPDR Gold Trust ETF

Cash	5.1	NIF Diversified Assets
Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Portfolio’s investments, which are carried at fair value, as of May 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Investments held by

Global Tactical Asset

Allocation Portfolio	$23,423(1)	$–	$–	$23,423

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 21 portfolios as of May 31, 2010, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Tactical Asset Allocation Portfolio (the “Portfolio”) is a separate, diversified investment portfolio of the Trust. The Portfolio seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds to which Northern Trust Investments, N.A. (“NTI”), the Portfolio’s investment adviser, or an affiliate acts as investment adviser. The Portfolio also may invest in other unaffiliated mutual funds and exchange-traded funds (“ETFs”) and other securities and investments not issued by mutual funds.

NTI is a subsidiary of The Northern Trust Company (collectively “Northern Trust”). Northern Trust serves as the custodian and transfer agent for the Portfolio. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio is authorized to issue three classes of shares: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2010, Class A, Class C and Class D shares were outstanding.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Portfolio’s classes is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by the Portfolio if an event occurs after the publication of market values normally used by the Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by the Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolio to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

MAY 31, 2010 (UNAUDITED)

B) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

C) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to the Portfolio are allocated among all Portfolios in the Trust in proportion to each Portfolio’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the underlying funds.

D) PORTFOLIO SECURITIES LOANED While the Portfolio does not currently participate in Northern Trust’s securities lending program and does not loan a portion of its investment portfolio to securities lending borrowers (e.g., brokers approved by Northern Trust), it may participate in the program in the future. If it does, Northern Trust would receive collateral for the Portfolio, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the Portfolio in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission, the Portfolio may invest cash collateral in Northern Institutional Funds — Liquid Assets Portfolio, one of the Trust’s money market funds. Non-cash collateral may be held in custody for the Portfolio. The Portfolio may not exercise effective control over the non-cash collateral received and therefore it would not be recognized on the Portfolio’s Statement of Assets and Liabilities. The value of the collateral would be monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

If the Portfolio participates in the program, it will earn income on portfolio securities loaned, and receive compensation for lending its securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolio from securities lending will be based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolio would pay fees to Northern Trust for administering the securities lending program. The fees are typically based on a percentage of the revenue generated from the lending activities. Income (net of fees), if any, is disclosed as investment income in the Portfolio’s Statement of Operations.

E) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid quarterly.

The Portfolio’s net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. The Portfolio may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. The reclassifications relate to net operating losses, Section 988 currency gains, PFICs gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolio. At November 30, 2009 the Portfolio reclassified approximately $476,000 of undistributed net investment income to accumulated net realized gains (losses).

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

At November 30, 2009, the capital loss carryforward for U.S. federal income tax purposes and its respective year of expiration was as follows:

Amounts in thousands	NOVEMBER 30, 2016	NOVEMBER 30, 2017
Global Tactical Asset Allocation	$2,189	$7,364

The Portfolio may offset future capital gains with this capital loss carryforward.

At November 30, 2009, the tax components of undistributed net investment income and realized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$8	$ —

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

The taxable character of distributions paid during the fiscal year ended November 30, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$592	$ —

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended November 30, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$4,194	$7,321

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2006 through November 30, 2009 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, computed daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of the Portfolio’s respective average daily net assets). The investment adviser agreed to waive a portion of the advisory fees as shown in the accompanying Statement of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2010, were as follows:

	ANNUAL ADVISORY FEE	LESS WAIVER	ADVISORY FEE AFTER WAIVER
Global Tactical Asset Allocation	0.25%	0.10%	0.15%

Prior to April 1, 2010, the waivers described above were voluntary and could be modified or terminated at any time. Starting April 1, 2010, the Investment Adviser has contractually agreed to waive a portion of the advisory fees charged to the Portfolio in the same amount that it previously voluntarily waived. The contractual waiver arrangements are expected to continue until at least April 1, 2011. After this date, the Investment Adviser or the Portfolio may terminate the contractual arrangements.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2010, were as follows:

Amounts in thousands	CLASS A	CLASS C	CLASS D
Global Tactical Asset Allocation	$1	$2	$ —

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Portfolio has entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are reflected in the Portfolio’s Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolio at the annual rate 0.10 percent of the average daily net assets of the Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest and other extraordinary expenses) (“Expenses”) that exceed on an annualized 0.10 percent of the Portfolio’s average daily net assets. In addition, NTI as Administrator has contractually agreed through at least April 1, 2011 to reimburse an additional portion of the Portfolio’s other operating expenses so that the Portfolio’s Expenses do not exceed 0.09 percent of its average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

The expenses reimbursed during the six months ended May 31, 2010, under such arrangements, are shown in the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation from the Portfolio under its

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

MAY 31, 2010 (UNAUDITED)

distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio and/or the Global Tactical Asset Allocation Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2010, were as follows:

Amounts in thousands	CLASS C	CLASS D
Global Tactical Asset Allocation	$3	$ —

6. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2010, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolio were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Global Tactical Asset Allocation	$ —	$11,278	$ —	$12,992

At May 31, 2010, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION		NET APPRECIATION	COST BASIS OF SECURITIES
Global Tactical Asset Allocation	$1,273		$(282)	$991	$22,432

7. BANK BORROWINGS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expense on the Statement of Operations. The agreement will expire on December 9, 2010, unless renewed.

At May 31, 2010, the Portfolio did not have any outstanding loans.

The Portfolio did not incur any interest expense during the six months ended May 31, 2010.

8. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the SEC, the Portfolio may invest its uninvested cash in a money market fund advised by the Investment Adviser or its affiliates. Accordingly, the Portfolio will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the money market fund pays to the Investment Adviser and/or its affiliates. It is expected that the uninvested cash of the Portfolio will be invested in the Trust’s Diversified Assets Portfolio. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the Investment Adviser and/or its affiliates on any assets invested in the Trust’s Diversified Assets Portfolio is 0.35 percent of the average daily net asset value of those assets. However, pursuant to the exemptive order, the Investment Adviser will reimburse the Portfolio for advisory fees otherwise payable by the Portfolio on any assets invested in the Diversified Assets Portfolio.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2010 (UNAUDITED)

9. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Class A	46	$436	32	$293	(147)	$(1,376)	(69)	$(647)
Class C	24	227	6	51	(16)	(155)	14	123
Class D	—	—	—	—	—	(2)	—	(2)

Transactions in capital shares for the fiscal year ended November 30, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Class A	180	$1,449	61	$506	(250)	$(2,019)	(9)	$(64)
Class C	79	677	10	84	(98)	(801)	(9)	(40)
Class D	—	—	—	—	(1)	(6)	(1)	(6)

10. AFFILIATED PORTFOLIOS

Transactions in affiliated portfolios for the six months ended May 31, 2010, were as follows:

Amounts in thousands	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	REALIZED GAINS	DIVIDEND INCOME	VALUE, END OF PERIOD
Northern Funds — Bond Index Fund	$3,941	$1,205	$2,092	$135	$60	$3,048
Northern Funds — Emerging Markets Equity Fund	2,709	922	1,650	385	30	1,875
Northern Funds — Global Real Estate Index Fund	739	240	270	111	7	703
Northern Funds — High Yield Fixed Income Fund	2,463	1,273	922	167	120	2,813
Northern Funds — Mid Cap Index Fund	245	346	129	53	3	469
Northern Institutional Funds — Diversified Assets Portfolio	—	14,015	12,877	—	—	1,138
Northern Institutional Funds — Equity Index Portfolio	4,680	2,042	1,552	369	46	5,158
Northern Institutional Funds — International Equity Index Portfolio	3,941	1,819	2,459	402	56	2,813
Northern Institutional Funds — Short Bond Portfolio	3,448	919	1,779	82	40	2,579
Northern Institutional Funds — Small Company Index Portfolio	246	373	164	61	3	469
	$22,412	$23,154	$23,894	$1,765	$365	$21,065

11. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 amends ASC 820, “Fair Value Measurements and Disclosures” (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU 2010-06 and the impact it will have to the Portfolio’s financial statement disclosures.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were available to be issued and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

FUND EXPENSES	MAY 31, 2010 (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2009, through May 31, 2010.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/09 - 5/31/10” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

GLOBAL TACTICAL ASSET ALLOCATION

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/09 - 5/31/10
Actual	0.25%	$1,000.00	$987.60	$1.24
Hypothetical	0.25%	$1,000.00	$1,023.68	$1.26	**
CLASS C
Actual	0.49%	$1,000.00	$986.40	$2.43
Hypothetical	0.49%	$1,000.00	$1,022.49	$2.47	**
CLASS D
Actual	0.64%	$1,000.00	$986.50	$3.17
Hypothetical	0.64%	$1,000.00	$1,021.74	$3.23	**

*	Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2010. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

TRUSTEES AND OFFICERS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the Global Tactical Asset Allocation Portfolio (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolio with Northern Trust Investments, N.A. (“NTI” or “the Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to the Portfolio by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 6-7, 2010 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) expenses borne by the Portfolio; (vi) the Investment Adviser’s profitability; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and (viii) policies adopted by the Investment Adviser regarding brokerage, including soft dollars, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (v) the Investment Adviser’s staffing for the Portfolio and the experience of the portfolio manager and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio, including reports on soft dollar usage and best execution. In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include services as the Portfolio’s custodian, transfer agent, and administrator. The Trustees considered the quality of the non-advisory services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. Attention was given to the Investment Adviser’s and its affiliates’ diligent and expanded risk management processes, including the steps taken by the Investment Adviser and its affiliates to strengthen the credit risk management processes in the past year. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements applicable to the Portfolio, the compliance oversight program with respect to all of the Portfolio’s service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolio.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

MAY 31, 2010 (UNAUDITED)

The Trustees noted the Investment Adviser’s and its affiliates’ strong financial position, stability, and commitment to growing the mutual fund business, as evidenced by their support to the Trust’s money market portfolios, as well as commitment of other resources to support the Portfolio. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

Performance

The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions and exemptive order conditions. The Trustees also considered the Portfolio’s unique structure as a “fund of funds.” They also compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Portfolio’s investment performance relative to its performance benchmark. Information on the Portfolios’ investment performance was provided for one, two, three, four, five and ten years, although the Trustees focused primarily on performance since April 2008, which is when the Portfolio changed its investment objective and strategies to become a “fund of funds.” The Trustees also reviewed the Portfolio’s excess returns versus targeted returns. The Trustees also considered the Portfolio’s investment performance in light of the investment benchmark and objective and the investor base the Portfolio is intended to serve. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolio. Based on the information received, the Trustees considered that the Portfolio lagged its benchmark for the one-year period and was in the fourth quartile for the same period. However, the Portfolio was in the first quartile of peer funds for the two-year period, and had exceeded its benchmark in the preceding year. Overall, the Trustees concluded that the Investment Adviser was devoting appropriate resources to improving the investment performance of the Portfolio.

Fee Rates, Cost of Services and Profitability

The Trustees also considered the Portfolio’s contractual advisory fee rate; the Portfolio’s total operating expense ratio; the Investment Adviser’s voluntary fee waivers and expense reimbursements with respect to the Portfolio; the Investment Adviser’s contractual commitment to continue the fee waivers and expense reimbursements for at least one year; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. Based on the information provided to them from the Investment Adviser, the Trustees, including a majority of the Independent Trustees, determined that the services provided under the Advisory Agreement by the Investment Adviser were in addition to, rather than duplicative of services that, the Investment Adviser provided to the affiliated mutual funds in which the Portfolio invested. Information on the services rendered by the Investment Adviser to the Portfolio, the fee rate paid by the Portfolio under the Advisory Agreement and the Portfolio’s total operating expense ratio were also compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio’s fee rate and total operating expense ratio were prepared by Lipper. The Trustees noted that the Portfolio’s advisory fee rate after fee waivers, and the total expense ratio after waiver of advisory fees and reimbursement of expenses was at or below the peer group medians determined by Lipper. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees reviewed the Investment Adviser’s methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although the Investment Adviser’s methodology was continuously refined, it had remained consistent with what had been presented to the Trustees in prior years and had previously been reviewed by Portfolio’s auditors for reasonability. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how these profitability comparisons among advisers may not be meaningful due to the small number of firms in the survey and the numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Economies of Scale

The Trustees reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through the

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

TRUSTEES AND OFFICERS continued	MAY 31, 2010 (UNAUDITED)

Investment Adviser’s contractual fee waivers and contractual expense reimbursements that limit the expenses for the Portfolio to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of its relationship with the Portfolios. These benefits included fees received by the affiliates from the Portfolio for transfer agency, custodial, administrative and accounting functions, and well as the fees for these and other services received from the affiliated mutual funds in which the Portfolio invested. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolio’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

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NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

17	SCHEDULES OF INVESTMENTS

17	BOND PORTFOLIO

24	CORE BOND PORTFOLIO

30	U.S. TREASURY INDEX PORTFOLIO

32	INTERMEDIATE BOND PORTFOLIO

39	SHORT BOND PORTFOLIO

45	U.S. GOVERNMENT SECURITIES PORTFOLIO

47	NOTES TO THE FINANCIAL STATEMENTS

57	FUND EXPENSES

59	TRUSTEES AND OFFICERS

APPROVAL OF ADVISORY AGREEMENT

64	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	BOND PORTFOLIO	CORE BOND PORTFOLIO
ASSETS:
Investments, at cost	$298,812	$146,421
Investments, at value (1)(2)	$302,486	$148,086
Interest income receivable	1,641	600
Receivable for securities sold	44,620	34,026
Receivable for variation margin on futures contracts	–	–
Receivable for fund shares sold	14	–
Receivable from affiliated administrator	23	14
Prepaid and other assets	10	20
Total Assets	348,794	182,746
LIABILITIES:
Payable upon return of securities loaned	42,640	18,581
Payable for securities purchased	23,874	20,703
Payable for when-issued securities	59,235	49,571
Payable for variation margin on futures contracts	–	–
Payable for fund shares redeemed	195	1
Payable to affiliates:
Investment advisory fees	48	20
Administration fees	19	8
Custody and accounting fees	4	5
Transfer agent fees	2	1
Trustee fees	5	3
Accrued other liabilities	8	8
Total Liabilities	126,030	88,901
Net Assets	$222,764	$93,845
ANALYSIS OF NET ASSETS:
Capital stock	$231,218	$92,827
Accumulated undistributed net investment income (loss)	156	63
Accumulated undistributed net realized gain (loss)	(12,284)	(710)
Net unrealized appreciation	3,674	1,665
Net Assets	$222,764	$93,845
Net Assets:
Class A	$222,496	$93,842
Class C	156	2
Class D	112	1
Total Shares Outstanding (no par value, unlimited shares authorized):
Class A	10,763	9,029
Class C	8	–
Class D	5	–
Net Asset Value, Redemption and Offering Price Per Share:
Class A	$20.67	$10.39
Class C	20.67	10.41
Class D	20.68	10.46

(1)	Amounts include cost and value from affiliated portfolios of $95,206, $46,381, $37,143, $28,994, $32,327, and $39,445, respectively. See the Schedules of Investments for further detail on investments in affiliated portfolios.
(2)	Amounts include value of securities loaned of $41,806, $18,257, $35,104, $12,093, $30,572, and $10,031, respectively.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

U.S. TREASURY INDEX PORTFOLIO	INTERMEDIATE BOND PORTFOLIO	SHORT BOND PORTFOLIO	U.S. GOVERNMENT SECURITIES PORTFOLIO

$163,953	$73,873	$180,900	$105,949
$168,628	$74,252	$182,821	$106,300
886	290	1,046	162
2,295	–	30,154	7,858
–	–	30	–
183	–	361	5
8	9	10	12
9	6	8	9
172,009	74,557	214,430	114,346

35,745	12,333	31,186	10,204
3,205	10,620	12,354	19,487
–	2,930	15,762	13,582
–	–	90	–
–	26	2,481	3

17	10	33	16
11	4	13	6
2	4	3	4
1	–	1	1
3	3	3	3
8	10	8	8
38,992	25,940	61,934	43,314
$133,017	$48,617	$152,496	$71,032

$126,991	$47,957	$154,739	$70,068
97	31	7	(31)
1,254	250	(4,174)	644
4,675	379	1,924	351
$133,017	$48,617	$152,496	$71,032

$132,967	$48,612	$152,436	$70,933
2	–	–	–
48	5	60	99

5,954	2,292	8,083	3,471
–	–	–	–
2	–	3	5

$22.33	$21.21	$18.86	$20.43
22.36	–	–	–
22.25	20.65	18.81	20.37

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF OPERATIONS

Amounts in thousands	BOND PORTFOLIO	CORE BOND PORTFOLIO
INVESTMENT INCOME:
Interest income	$5,099	$1,782
Dividend income	1	–
Net income from securities loaned	19	8
Other income	15	6
Total Investment Income	5,134	1,796
EXPENSES:
Investment advisory fees	478	166
Administration fees	120	41
Custody and accounting fees	29	20
Transfer agent fees	12	4
Blue sky fees	14	17
SEC fees	1	1
Printing fees	4	4
Professional fees	6	7
Trustee fees	4	3
Other	7	5
Total Expenses	675	268
Less waivers of investment advisory fees	(179)	(62)
Less expenses reimbursed by administrator	(63)	(57)
Net Expenses	433	149
Net Investment Income	4,701	1,647
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	5,395	2,216
Futures contracts	139	116
Net change in unrealized appreciation (depreciation) on:
Investments	(5,251)	(1,846)
Futures contracts	(258)	(148)
Net Gains (Losses)	25	338
Net Increase in Net Assets Resulting from Operations	$4,726	$1,985

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

U.S. TREASURY INDEX PORTFOLIO	INTERMEDIATE BOND PORTFOLIO	SHORT BOND PORTFOLIO	U.S. GOVERNMENT SECURITIES PORTFOLIO

$1,873	$745	$2,538	$645
–	–	–	–
17	6	15	12
–	–	3	7
1,890	751	2,556	664

186	90	350	152
62	23	87	38
13	18	20	17
6	2	9	4
13	14	13	13
1	1	1	1
4	4	4	4
7	7	8	6
4	4	4	4
5	5	5	5
301	168	501	244
(93)	(34)	(131)	(57)
(46)	(53)	(54)	(50)
162	81	316	137
1,728	670	2,240	527

1,331	508	1,038	645
–	–	(520)	–

(1,747)	(444)	(1,193)	(556)
–	–	248	–
(416)	64	(427)	89
$1,312	$734	$1,813	$616

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	BOND PORTFOLIO		CORE BOND PORTFOLIO
Amounts in thousands	2010	2009	2010	2009
OPERATIONS:
Net investment income	$4,701	$10,622	$1,647	$5,512
Net realized gains	5,534	10,208	2,332	6,207
Net change in unrealized appreciation (depreciation)	(5,509)	10,905	(1,994)	5,340
Net Increase in Net Assets Resulting from Operations	4,726	31,735	1,985	17,059
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(62,077)	(4,857)	(1,471)	(90,950)
Net increase (decrease) in net assets resulting from Class C share transactions	(28)	(38)	–	–
Net increase (decrease) in net assets resulting from Class D share transactions	13	7	–	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(62,092)	(4,888)	(1,471)	(90,950)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income	(4,831)	(11,166)	(1,700)	(5,636)
From net realized gains	–	–	–	–
Total Distributions to Class A Shareholders	(4,831)	(11,166)	(1,700)	(5,636)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	(3)	(7)	–	–
From net realized gains	–	–	–	–
Total Distributions to Class C Shareholders	(3)	(7)	–	–
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income	(2)	(4)	–	–
From net realized gains	–	–	–	–
Total Distributions to Class D Shareholders	(2)	(4)	–	–
Total Increase (Decrease) in Net Assets	(62,202)	15,670	(1,186)	(79,527)
NET ASSETS:
Beginning of period	284,966	269,296	95,031	174,558
End of period	$222,764	$284,966	$93,845	$95,031
Accumulated Undistributed Net Investment Income (Loss)	$156	$291	$63	$116

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30, 2009

U.S. TREASURY INDEX PORTFOLIO		INTERMEDIATE BOND PORTFOLIO		SHORT BOND PORTFOLIO		U.S GOVERNMENT SECURITIES PORTFOLIO
2010	2009	2010	2009	2010	2009	2010	2009

$1,728	$5,003	$670	$982	$2,240	$3,207	$527	$1,140
1,331	6,587	508	946	518	3,202	645	2,258
(1,747)	(7,580)	(444)	1,368	(945)	2,607	(556)	200
1,312	4,010	734	3,296	1,813	9,016	616	3,598

956	(79,679)	3,755	16,703	(40,373)	71,765	(4,329)	2,624
–	(3,296)	–	–	–	–	–	–
–	(7)	–	–	6	8	3	(15)
956	(82,982)	3,755	16,703	(40,367)	71,773	(4,326)	2,609

(1,736)	(5,081)	(665)	(1,011)	(2,341)	(3,314)	(584)	(1,194)
(2,888)	(128)	–	–	–	–	(1,886)	–
(4,624)	(5,209)	(665)	(1,011)	(2,341)	(3,314)	(2,470)	(1,194)

–	(19)	–	–	–	–	–	–
–	(2)	–	–	–	–	–	–
–	(21)	–	–	–	–	–	–

(1)	(2)	–	–	(1)	(1)	(1)	(1)
(1)	–	–	–	–	–	(2)	–
(2)	(2)	–	–	(1)	(1)	(3)	(1)
(2,358)	(84,204)	3,824	18,988	(40,896)	77,474	(6,183)	5,012

135,375	219,579	44,793	25,805	193,392	115,918	77,215	72,203
$133,017	$135,375	$48,617	$44,793	$152,496	$193,392	$71,032	$77,215
$97	$106	$31	$26	$7	$109	$(31)	$27

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS

BOND PORTFOLIO	CLASS A
Selected per share data	2010	2009(1)	2008(1)	2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$20.68	$19.14	$19.66	$19.82	$19.57	$20.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.40	0.81	0.81	1.02	0.97	0.97
Net realized and unrealized gains (losses)	0.01	1.58	(0.51)	(0.15)	0.28	(0.52)
Total from Investment Operations	0.41	2.39	0.30	0.87	1.25	0.45
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.42)	(0.85)	(0.82)	(1.03)	(1.00)	(1.02)
Total Distributions Paid	(0.42)	(0.85)	(0.82)	(1.03)	(1.00)	(1.02)
Net Asset Value, End of Period	$20.67	$20.68	$19.14	$19.66	$19.82	$19.57
Total Return(3)	2.01%	12.79%	1.77%	4.47%	6.61%	2.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$222,496	$284,682	$269,001	$280,428	$255,271	$303,091
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.56%	0.56%	0.55%	0.55%	0.55%	0.55%
Net investment income, net of waivers, reimbursements and credits	3.93%	4.06%	4.15%	5.22%	4.99%	4.84%
Net investment income, before waivers, reimbursements and credits	3.73%	3.86%	3.96%	5.03%	4.80%	4.65%
Portfolio Turnover Rate	398.99%	630.26%	570.64%	604.49%	680.00%	328.83%

	CLASS C
Selected per share data	2010	2009(1)	2008(1)	2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$20.68	$19.13	$19.65	$19.81	$19.56	$20.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.38	0.76	0.77	0.98	0.91	0.93
Net realized and unrealized gains (losses)	–	1.60	(0.52)	(0.17)	0.30	(0.56)
Total from Investment Operations	0.38	2.36	0.25	0.81	1.21	0.37
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.39)	(0.81)	(0.77)	(0.97)	(0.96)	(0.95)
Total Distributions Paid	(0.39)	(0.81)	(0.77)	(0.97)	(0.96)	(0.95)
Net Asset Value, End of Period	$20.67	$20.68	$19.13	$19.65	$19.81	$19.56
Total Return(3)	1.88%	12.57%	1.58%	4.22%	6.37%	1.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$156	$184	$208	$338	$201	$106
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, before waivers, reimbursements and credits	0.80%	0.80%	0.79%	0.79%	0.79%	0.79%
Net investment income, net of waivers, reimbursements and credits	3.69%	3.82%	3.91%	4.98%	4.75%	4.60%
Net investment income, before waivers, reimbursements and credits	3.49%	3.62%	3.72%	4.79%	4.56%	4.41%
Portfolio Turnover Rate	398.99%	630.26%	570.64%	604.49%	680.00%	328.83%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER  30,

BOND PORTFOLIO	CLASS D
Selected per share data	2010	2009(1)	2008(1)	2007(1)	2006(1)	2005(1)
Net Asset Value, Beginning of Period	$20.69	$19.14	$19.64	$19.79	$19.53	$20.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.36	0.73	0.73	0.95	0.90	0.89
Net realized and unrealized gains (losses)	0.01	1.60	(0.49)	(0.17)	0.28	(0.52)
Total from Investment Operations	0.37	2.33	0.24	0.78	1.18	0.37
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.38)	(0.78)	(0.74)	(0.93)	(0.92)	(0.94)
Total Distributions Paid	(0.38)	(0.78)	(0.74)	(0.93)	(0.92)	(0.94)
Net Asset Value, End of Period	$20.68	$20.69	$19.14	$19.64	$19.79	$19.53
Total Return(3)	1.81%	12.41%	1.48%	4.07%	6.24%	1.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$112	$100	$87	$106	$136	$258
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	0.95%	0.95%	0.94%	0.94%	0.94%	0.94%
Net investment income, net of waivers, reimbursements and credits	3.54%	3.67%	3.76%	4.83%	4.60%	4.45%
Net investment income, before waivers, reimbursements and credits	3.34%	3.47%	3.57%	4.64%	4.41%	4.26%
Portfolio Turnover Rate	398.99%	630.26%	570.64%	604.49%	680.00%	328.83%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

CORE BOND PORTFOLIO	CLASS A
Selected per share data	2010	2009	2008	2007		2006	2005(1)
Net Asset Value, Beginning of Period	$10.36	$9.48	$9.79	$9.93		$9.83	$10.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.46	0.41	0.49		0.47	0.41
Net realized and unrealized gains (losses)	0.03	0.88	(0.31)	(0.13)		0.10	(0.20)
Total from Investment Operations	0.24	1.34	0.10	0.36		0.57	0.21
LESS DISTRIBUTIONS PAID:
From net investment income	(0.21)	(0.46)	(0.41)	(0.50)		(0.47)	(0.42)
From net realized gains	–	–	–	–		–	(0.01)
Total Distributions Paid	(0.21)	(0.46)	(0.41)	(0.50)		(0.47)	(0.43)
Net Asset Value, End of Period	$10.39	$10.36	$9.48	$9.79		$9.93	$9.83
Total Return(2)	2.50%	14.47%	1.02%	3.76%		6.02%	2.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$93,842	$95,028	$17,456	$207,592		$196,669	$156,072
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.36%	0.36%	0.36%	0.36	%(4)	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.65%	0.61%	0.57%	0.57%		0.57%	0.58%
Net investment income, net of waivers, reimbursements and credits	3.98%	4.47%	4.19%	5.07%		4.81%	4.14%
Net investment income, before waivers, reimbursements and credits	3.69%	4.22%	3.98%	4.86%		4.60%	3.92%
Portfolio Turnover Rate	389.91%	575.14%	681.34%	716.62%		817.80%	339.65%

	CLASS C
Selected per share data	2010	2009	2008	2007		2006	2005(1)
Net Asset Value, Beginning of Period	$10.38	$9.48	$9.76	$9.87		$9.78	$10.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.43	0.39	0.47		0.45	0.40
Net realized and unrealized gains (losses)	0.04	0.89	(0.30)	(0.14)		0.09	(0.21)
Total from Investment Operations	0.23	1.32	0.09	0.33		0.54	0.19
LESS DISTRIBUTIONS PAID:
From net investment income	(0.20)	(0.42)	(0.37)	(0.44)		(0.45)	(0.41)
From net realized gains	–	–	–	–		–	(0.01)
Total Distributions Paid	(0.20)	(0.42)	(0.37)	(0.44)		(0.45)	(0.42)
Net Asset Value, End of Period	$10.41	$10.38	$9.48	$9.76		$9.87	$9.78
Total Return(2)	2.28%	14.24%	0.90%	3.48%		5.75%	1.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2	$2	$1	$1		$1	$1
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.60%	0.60%	0.60%	0.60	%(4)	0.60%	0.60%
Expenses, before waivers, reimbursements and credits	0.89%	0.85%	0.81%	0.81%		0.81%	0.82%
Net investment income, net of waivers, reimbursements and credits	3.74%	4.23%	3.95%	4.83%		4.57%	3.90%
Net investment income, before waivers, reimbursements and credits	3.45%	3.98%	3.74%	4.62%		4.36%	3.68%
Portfolio Turnover Rate	389.91%	575.14%	681.34%	716.62%		817.80%	339.65%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $15,000 or 0.01% of average net assets for the fiscal year ended November 30, 2007. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER  30,

CORE BOND PORTFOLIO	CLASS D
Selected per share data	2010	2009	2008	2007		2006	2005(1)
Net Asset Value, Beginning of Period	$10.43	$9.54	$9.84	$9.95		$9.85	$10.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.41	0.36	0.45		0.45	0.40
Net realized and unrealized gains (losses)	0.04	0.88	(0.30)	(0.13)		0.09	(0.21)
Total from Investment Operations	0.22	1.29	0.06	0.32		0.54	0.19
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)	(0.40)	(0.36)	(0.43)		(0.44)	(0.39)
From net realized gains	–	–	–	–		–	(0.01)
Total Distributions Paid	(0.19)	(0.40)	(0.36)	(0.43)		(0.44)	(0.40)
Net Asset Value, End of Period	$10.46	$10.43	$9.54	$9.84		$9.95	$9.85
Total Return(2)	2.14%	13.88%	0.57%	3.35%		5.70%	1.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1	$1	$1	$1		$1	$1
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75	%(4)	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	1.04%	1.00%	0.96%	0.96%		0.96%	0.97%
Net investment income, net of waivers, reimbursements and credits	3.59%	4.08%	3.80%	4.68%		4.42%	3.75%
Net investment income, before waivers, reimbursements and credits	3.30%	3.83%	3.59%	4.47%		4.21%	3.53%
Portfolio Turnover Rate	389.91%	575.14%	681.34%	716.62%		817.80%	339.65%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $15,000 or 0.01% of average net assets for the fiscal year ended November 30, 2007. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. TREASURY INDEX PORTFOLIO	CLASS A
Selected per share data	2010(1)	2009(1)	2008(1)	2007	2006(1)	2005
Net Asset Value, Beginning of Period	$22.92	$23.15	$21.79	$21.07	$20.99	$21.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31	0.72	0.79	0.88	0.89	0.80
Net realized and unrealized gains (losses)	(0.07)	(0.18)	1.35	0.72	0.08	(0.25)
Total from Investment Operations	0.24	0.54	2.14	1.60	0.97	0.55
LESS DISTRIBUTIONS PAID:
From net investment income	(0.31)	(0.76)	(0.78)	(0.88)	(0.89)	(0.80)
From net realized gains	(0.52)	(0.01)	–	–	–	(0.03)
Total Distributions Paid	(0.83)	(0.77)	(0.78)	(0.88)	(0.89)	(0.83)
Net Asset Value, End of Period	$22.33	$22.92	$23.15	$21.79	$21.07	$20.99
Total Return(2)	1.13%	2.39%	10.10%	7.83%	4.78%	2.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$132,967	$135,324	$216,204	$129,448	$47,481	$49,372
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Expenses, before waivers, reimbursements and credits	0.48%	0.47%	0.47%	0.55%	0.57%	0.57%
Net investment income, net of waivers, reimbursements and credits	2.77%	3.13%	3.57%	4.37%	4.27%	3.81%
Net investment income, before waivers, reimbursements and credits	2.55%	2.92%	3.36%	4.08%	3.96%	3.50%
Portfolio Turnover Rate	23.47%	44.72%	33.07%	36.29%	39.97%	61.26%

	CLASS C
Selected per share data	2010(1)	2009(1)	2008(1)	2007	2006(1)	2005
Net Asset Value, Beginning of Period	$22.98	$23.17	$21.80	$21.07	$20.98	$21.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	0.69	0.74	0.87	0.84	0.75
Net realized and unrealized gains (losses)	(0.10)	(0.18)	1.36	0.68	0.09	(0.25)
Total from Investment Operations	0.18	0.51	2.10	1.55	0.93	0.50
LESS DISTRIBUTIONS PAID:
From net investment income	(0.28)	(0.69)	(0.73)	(0.82)	(0.84)	(0.75)
From net realized gains	(0.52)	(0.01)	–	–	–	(0.03)
Total Distributions Paid	(0.80)	(0.70)	(0.73)	(0.82)	(0.84)	(0.78)
Net Asset Value, End of Period	$22.36	$22.98	$23.17	$21.80	$21.07	$20.98
Total Return(2)	0.87%	2.26%	9.85%	7.61%	4.58%	2.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2	$2	$3,318	$1,679	$1,191	$1,458
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses, before waivers, reimbursements and credits	0.72%	0.71%	0.71%	0.79%	0.81%	0.81%
Net investment income, net of waivers, reimbursements and credits	2.53%	2.89%	3.33%	4.13%	4.03%	3.57%
Net investment income, before waivers, reimbursements and credits	2.31%	2.68%	3.12%	3.84%	3.72%	3.26%
Portfolio Turnover Rate	23.47%	44.72%	33.07%	36.29%	39.97%	61.26%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31,  2010 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

U.S. TREASURY INDEX PORTFOLIO	CLASS D
Selected per share data	2010(1)	2009(1)	2008(1)	2007	2006(1)	2005
Net Asset Value, Beginning of Period	$22.84	$23.07	$21.72	$20.99	$20.96	$21.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	0.63	0.77	0.81	0.80	0.72
Net realized and unrealized gains (losses)	(0.07)	(0.18)	1.27	0.70	0.04	(0.25)
Total from Investment Operations	0.19	0.45	2.04	1.51	0.84	0.47
LESS DISTRIBUTIONS PAID:
From net investment income	(0.26)	(0.67)	(0.69)	(0.78)	(0.81)	(0.72)
From net realized gains	(0.52)	(0.01)	–	–	–	(0.03)
Total Distributions Paid	(0.78)	(0.68)	(0.69)	(0.78)	(0.81)	(0.75)
Net Asset Value, End of Period	$22.25	$22.84	$23.07	$21.72	$20.99	$20.96
Total Return(2)	0.89%	2.00%	9.62%	7.45%	4.12%	2.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$48	$49	$57	$1,186	$910	$2,087
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, before waivers, reimbursements and credits	0.87%	0.86%	0.86%	0.94%	0.96%	0.96%
Net investment income, net of waivers, reimbursements and credits	2.38%	2.74%	3.18%	3.98%	3.88%	3.42%
Net investment income, before waivers, reimbursements and credits	2.16%	2.53%	2.97%	3.69%	3.57%	3.11%
Portfolio Turnover Rate	23.47%	44.72%	33.07%	36.29%	39.97%	61.26%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE BOND PORTFOLIO	CLASS A
Selected per share data	2010	2009	2008(1)	2007	2006	2005
Net Asset Value, Beginning of Period	$21.18	$19.55	$19.89	$20.07	$20.03	$20.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31	0.71	0.74	1.01	0.97	0.79
Net realized and unrealized gains (losses)	0.03	1.65	(0.34)	(0.17)	0.04	(0.45)
Total from Investment Operations	0.34	2.36	0.40	0.84	1.01	0.34
LESS DISTRIBUTIONS PAID:
From net investment income	(0.31)	(0.73)	(0.74)	(1.02)	(0.97)	(0.79)
Total Distributions Paid	(0.31)	(0.73)	(0.74)	(1.02)	(0.97)	(0.79)
Net Asset Value, End of Period	$21.21	$21.18	$19.55	$19.89	$20.07	$20.03
Total Return(2)	1.57%	12.28%	2.17%	4.30%	5.19%	1.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$48,612	$44,789	$25,801	$32,103	$31,123	$36,798
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.74%	0.89%	0.81%	0.78%	0.77%	0.72%
Net investment income, net of waivers, reimbursements and credits	2.97%	3.45%	3.77%	5.12%	4.85%	3.91%
Net investment income, before waivers, reimbursements and credits	2.59%	2.92%	3.32%	4.70%	4.44%	3.55%
Portfolio Turnover Rate	416.36%	727.05%	558.33%	371.48%	392.92%	297.81%

	CLASS D
Selected per share data	2010	2009	2008(1)	2007	2006	2005
Net Asset Value, Beginning of Period	$20.70	$19.12	$19.88	$20.06	$20.02	$20.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	0.61	0.81	0.95	0.89	0.72
Net realized and unrealized gains (losses)	(0.04)	1.62	(0.95)	(0.21)	0.04	(0.46)
Total from Investment Operations	0.22	2.23	(0.14)	0.74	0.93	0.26
LESS DISTRIBUTIONS PAID:
From net investment income	(0.27)	(0.65)	(0.62)	(0.92)	(0.89)	(0.71)
Total Distributions Paid	(0.27)	(0.65)	(0.62)	(0.92)	(0.89)	(0.71)
Net Asset Value, End of Period	$20.65	$20.70	$19.12	$19.88	$20.06	$20.02
Total Return(2)	1.04%	11.86%	(0.57)%	3.79%	4.79%	1.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5	$4	$4	$47	$80	$100
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	1.13%	1.28%	1.20%	1.17%	1.16%	1.11%
Net investment income, net of waivers, reimbursements and credits	2.58%	3.06%	3.38%	4.73%	4.46%	3.52%
Net investment income, before waivers, reimbursements and credits	2.20%	2.53%	2.93%	4.31%	4.05%	3.16%
Portfolio Turnover Rate	416.36%	727.05%	558.33%	371.48%	392.92%	297.81%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31,  2010 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER  30,

SHORT BOND PORTFOLIO	CLASS A
Selected per share data	2010	2009	2008(1)	2007	2006	2005
Net Asset Value, Beginning of Period	$18.93	$18.11	$18.35	$18.33	$18.24	$18.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	0.46	0.57	0.87	0.81	0.65
Net realized and unrealized gains (losses)	(0.06)	0.84	(0.23)	0.03	0.09	(0.44)
Total from Investment Operations	0.19	1.30	0.34	0.90	0.90	0.21
LESS DISTRIBUTIONS PAID:
From net investment income	(0.26)	(0.48)	(0.58)	(0.88)	(0.81)	(0.65)
Total Distributions Paid	(0.26)	(0.48)	(0.58)	(0.88)	(0.81)	(0.65)
Net Asset Value, End of Period	$18.86	$18.93	$18.11	$18.35	$18.33	$18.24
Total Return(2)	1.01%	7.24%	1.86%	5.03%	5.05%	1.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$152,436	$193,337	$115,874	$130,477	$174,851	$151,500
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.57%	0.59%	0.58%	0.56%	0.57%	0.57%
Net investment income, net of waivers, reimbursements and credits	2.56%	2.48%	3.13%	4.76%	4.49%	3.50%
Net investment income, before waivers, reimbursements and credits	2.35%	2.25%	2.91%	4.56%	4.28%	3.29%
Portfolio Turnover Rate	219.72%	903.45%	508.41%	168.98%	446.57%	271.88%

	CLASS D
Selected per share data	2010	2009	2008(1)	2007	2006	2005
Net Asset Value, Beginning of Period	$18.88	$18.07	$18.30	$18.27	$18.19	$18.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.36	0.52	0.79	0.73	0.58
Net realized and unrealized gains (losses)	(0.04)	0.85	(0.26)	0.03	0.09	(0.43)
Total from Investment Operations	0.15	1.21	0.26	0.82	0.82	0.15
LESS DISTRIBUTIONS PAID:
From net investment income	(0.22)	(0.40)	(0.49)	(0.79)	(0.74)	(0.58)
Total Distributions Paid	(0.22)	(0.40)	(0.49)	(0.79)	(0.74)	(0.58)
Net Asset Value, End of Period	$18.81	$18.88	$18.07	$18.30	$18.27	$18.19
Total Return(2)	0.76%	6.79%	1.47%	4.60%	4.61%	0.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$60	$55	$44	$327	$292	$246
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	0.96%	0.98%	0.97%	0.95%	0.96%	0.96%
Net investment income, net of waivers, reimbursements and credits	2.17%	2.09%	2.74%	4.37%	4.10%	3.11%
Net investment income, before waivers, reimbursements and credits	1.96%	1.86%	2.52%	4.17%	3.89%	2.90%
Portfolio Turnover Rate	219.72%	903.45%	508.41%	168.98%	446.57%	271.88%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SECURITIES PORTFOLIO	CLASS A
Selected per share data	2010	2009	2008	2007		2006		2005
Net Asset Value, Beginning of Period	$20.96	$20.34	$19.57	$19.48		$19.33		$19.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.35	0.60	0.89		0.84		0.64
Net realized and unrealized gains (losses)	0.02	0.63	0.77	0.10		0.16		(0.42)
Total from Investment Operations	0.16	0.98	1.37	0.99		1.00		0.22
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.36)	(0.60)	(0.90)		(0.85)		(0.67)
From net realized gains	(0.53)	–	–	–		–		–
Total Distributions Paid	(0.69)	(0.36)	(0.60)	(0.90)		(0.85)		(0.67)
Net Asset Value, End of Period	$20.43	$20.96	$20.34	$19.57		$19.48		$19.33
Total Return(1)	0.78%	4.88%	7.15%	5.25%		5.31%		1.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$70,933	$77,116	$72,092	$67,176		$69,757		$76,622
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.36%	0.36%	0.36%	0.36	%(3)	0.36	%(3)	0.36%
Expenses, before waivers, reimbursements and credits	0.64%	0.66%	0.65%	0.63%		0.63%		0.59%
Net investment income, net of waivers, reimbursements and credits	1.39%	1.68%	2.99%	4.61%		4.35%		3.25%
Net investment income, before waivers, reimbursements and credits	1.11%	1.38%	2.70%	4.34%		4.08%		3.02%
Portfolio Turnover Rate	601.93%	1,572.96%	1,243.35%	1,322.04%		841.27%		226.32%

	CLASS D
Selected per share data	2010	2009	2008	2007		2006		2005
Net Asset Value, Beginning of Period	$20.90	$20.28	$19.53	$19.41		$19.26		$19.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	0.30	0.56	0.86		0.81		0.57
Net realized and unrealized gains (losses)	0.03	0.60	0.72	0.06		0.11		(0.43)
Total from Investment Operations	0.12	0.90	1.28	0.92		0.92		0.14
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)	(0.28)	(0.53)	(0.80)		(0.77)		(0.59)
From net realized gains	(0.53)	–	–	–		–		–
Total Distributions Paid	(0.65)	(0.28)	(0.53)	(0.80)		(0.77)		(0.59)
Net Asset Value, End of Period	$20.37	$20.90	$20.28	$19.53		$19.41		$19.26
Total Return(1)	0.59%	4.49%	6.65%	4.90%		4.91%		0.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$99	$99	$111	$143		$233		$438
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75	%(3)	0.75	%(3)	0.75%
Expenses, before waivers, reimbursements and credits	1.03%	1.05%	1.04%	1.02%		1.02%		0.98%
Net investment income, net of waivers, reimbursements and credits	1.00%	1.29%	2.60%	4.22%		3.96%		2.86%
Net investment income, before waivers, reimbursements and credits	0.72%	0.99%	2.31%	3.95%		3.69%		2.63%
Portfolio Turnover Rate	601.93%	1,572.96%	1,243.35%	1,322.04%		841.27%		226.32%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $12,000 and $8,000, which represents 0.02% and 0.01% of average net assets for the fiscal years ended November 30, 2007 and November 30, 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO	MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 3.4%

Commercial Mortgage Services – 3.4%

Banc of America Commercial Mortgage, Inc., Series 2006 -5, Class A2, 5.32%, 9/10/47	$3,695	$3,768

Bear Stearns Commercial Mortgage Securities, Series 2005 -PW10, Class A4, 5.41%, 12/11/40	1,355	1,391

LB-UBS Commercial Mortgage Trust, Series 2006–C1, Class A2, 5.08%, 2/15/31	1,076	1,090
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2, 5.26%, 9/15/39	1,300	1,327
		7,576
Total Asset-Backed Securities
(Cost $7,501)		7,576

CORPORATE BONDS – 23.7%

Aerospace/Defense –1.5% BE Aerospace, Inc., 8.50%, 7/1/18	805	832

L-3 Communications Corp., 6.38%, 10/15/15	1,090	1,090
Meccanica Holdings USA, 6.25%, 1/15/40 (1)(2)	1,555	1,410
		3,332

Agriculture – 1.5%

Altria Group, Inc., 9.70%, 11/10/18	1,285	1,558

9.25%, 8/6/19	1,040	1,234
Bunge Ltd. Finance Corp., 8.50%, 6/15/19	395	460
		3,252

Banks – 0.4%
Goldman Sachs Group (The), Inc., 5.63%, 1/15/17	840	836

Beverages – 0.2%
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12	480	484

Chemicals – 0.5%
Mosaic (The) Co., 7.63%, 12/1/16 (1)	945	1,037

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.7% – continued

Computers – 0.1%
Brocade Communications Systems, Inc., 6.63%, 1/15/18 (1)(2)	$170	$167

Diversified Financial Services – 4.5%

Capital One Capital V, 10.25%, 8/15/39 †	625	672

Countrywide Financial Corp., 6.25%, 5/15/16	740	761

ERAC USA Finance LLC, 6.38%, 10/15/17 (1)(2)	300	339

7.00%, 10/15/37 (1)(2)	725	800

FMR LLC,

6.45%, 11/15/39 (1)(2) †	1,070	1,089

Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16 (1)(2) †	1,385	1,302

JPMorgan Chase Capital XXVII, 7.00%, 11/1/39	1,095	1,072

New Communications Holdings, Inc., 8.25%, 4/15/17 (1)	1,675	1,658

Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (1)(2)	930	956

Power Receivable Finance LLC, 6.29%, 1/1/12 (1)(2)	435	445
TD Ameritrade Holding Corp., 5.60%, 12/1/19	890	921
		10,015

Electronics – 1.1%

Agilent Technologies, Inc., 6.50%, 11/1/17	1,380	1,535

Thermo Fisher Scientific, Inc., 2.15%, 12/28/12 †	670	676

3.25%, 11/20/14	260	263
		2,474

Food – 0.4%
SUPERVALU, Inc., 8.00%, 5/1/16 †	1,015	1,000

Holding Companies – Diversified – 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.75%, 10/15/16 (1)	680	673

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.7% – continued

Insurance – 3.3%

Liberty Mutual Group, Inc., 5.75%, 3/15/14(1) (2) †	$565	$583

Metropolitan Life Global Funding I, 5.13%, 4/10/13(1) (2) †	310	334

5.13%, 6/10/14(1) (2) †	2,185	2,344

New York Life Global Funding, 4.65%, 5/9/13(1)(2)	1,385	1,479

Pricoa Global Funding I, 5.45%, 6/11/14(1)(2)	1,055	1,137
Protective Life Corp., 8.45%, 10/15/39	1,395	1,454
		7,331

Iron/Steel – 0.6%

Steel Dynamics, Inc., 6.75%, 4/1/15	250	241

7.75%, 4/15/16	1,005	1,000
		1,241

Leisure Time – 0.5%
Royal Caribbean Cruises Ltd., 6.88%, 12/1/13 †	1,200	1,179

Lodging – 0.6%
Hyatt Hotels Corp., 6.88%, 8/15/19(1)(2)	1,190	1,258

Media – 0.6%
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.63%, 5/15/16	1,175	1,269

Metal Fabrication/Hardware – 0.6%
Commercial Metals Co., 7.35%, 8/15/18 †	1,300	1,365

Office/Business Equipment – 0.5%
Xerox Corp., 5.50%, 5/15/12	1,015	1,082

Oil & Gas – 2.1%

Anadarko Petroleum Corp., 6.20%, 3/15/40	1,065	984

Newfield Exploration Co., 7.13%, 5/15/18	475	469

6.88%, 2/1/20	355	342

Pioneer Natural Resources Co., 6.88%, 5/1/18 †	845	824

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.7% – continued

Oil & Gas – 2.1% – continued

Pride International, Inc., 8.50%, 6/15/19	$1,400	$1,533
XTO Energy, Inc., 4.63%, 6/15/13	580	622
		4,774

Packaging & Containers – 1.1%

Ball Corp., 7.13%, 9/1/16 †	485	497

Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	710	722
Temple-Inland, Inc., 6.88%, 1/15/18	1,220	1,252
		2,471

Pharmaceuticals – 0.3%
Express Scripts, Inc., 5.25%, 6/15/12	700	749

Pipelines – 1.3%

El Paso Corp., 8.25%, 2/15/16	1,325	1,371

Enterprise Products Operating LLC, 5.60%, 10/15/14	590	639

6.45%, 9/1/40	385	384
Plains All American Pipeline LP/PAA Finance Corp., 5.63%, 12/15/13	555	594
		2,988

Telecommunications – 1.7%

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17(1)(2)	985	1,044

Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	450	563

Qwest Corp., 7.63%, 6/15/15	1,225	1,280
Windstream Corp., 8.13%, 8/1/13	880	889
		3,776
Total Corporate Bonds
(Cost $52,364)		52,753

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.9%

Banks – 1.8%

Australia & New Zealand Banking Group Ltd., 2.40%, 1/11/13(1) (2) †	$2,285	$2,290

Lloyds TSB Bank PLC, 4.38%, 1/12/15(1) (2)	845	807
Westpac Banking Corp., 4.20%, 2/27/15 †	800	816
		3,913

Beverages – 0.4%
SABMiller PLC, 5.50%, 8/15/13(1) (2)	810	885

Diversified Financial Services – 0.6%
Macquarie Group Ltd., 6.00%, 1/14/20(1) (2) †	1,490	1,448

Electric – 0.4%
TransAlta Corp., 4.75%, 1/15/15	765	791

Insurance – 1.4%

Allied World Assurance Co. Holdings Ltd., 7.50%, 8/1/16	845	919

Catlin Insurance Co. Ltd., 7.25%, 1/19/17(1) (2)	1,270	1,048
XL Capital Ltd., 6.50%, 4/15/17	1,735	1,214
		3,181

Media – 0.2%
Grupo Televisa S.A., 6.63%, 1/15/40	465	465

Mining – 0.7%
Teck Resources Ltd., 10.75%, 5/15/19 †	1,310	1,579

Miscellaneous Manufacturing – 1.0%

Tyco Electronics Group S.A., 6.00%, 10/1/12 †	1,555	1,677
Tyco International Finance S.A., 4.13%, 10/15/14 †	495	519
		2,196

Oil & Gas – 1.1%

Nexen, Inc., 6.40%, 5/15/37	545	547

Petrobras International Finance Co., 6.88%, 1/20/40 †	835	838

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 7.9% – continued

Oil & Gas - 1.1% – continued
Petroleos Mexicanos, 6.00%, 3/5/20(1) (2) †	$1,025	$1,038
		2,423

Oil & Gas Services – 0.3%
Weatherford International Ltd., 9.63%, 3/1/19 †	645	790
Total Foreign Issuer Bonds
(Cost $18,136)		17,671

U.S. GOVERNMENT AGENCIES – 39.3% (3)

Fannie Mae – 29.0%

Pool #255452, 5.50%, 10/1/19	1,214	1,314

Pool #257314, 5.00%, 8/1/23	660	702

Pool #545437, 7.00%, 2/1/32	8	9

Pool #585617, 7.00%, 5/1/31(4)	–	–

Pool #725787, 5.00%, 9/1/19	110	118

Pool #735893, 5.00%, 10/1/35	2,194	2,305

Pool #829125, 5.50%, 10/1/35	2,558	2,735

Pool #831810, 6.00%, 9/1/36	2,868	3,101

Pool #871232, 6.00%, 4/1/36	1,394	1,507

Pool #890001, 5.00%, 2/1/38	4,555	4,785

Pool #890009, 5.50%, 9/1/36	3,052	3,272

Pool #893082, 5.82%, 9/1/36	1,191	1,258

Pool #934476, 4.50%, 3/1/23	2,118	2,223

Pool #946869, 6.00%, 9/1/37	572	617

Pool #955782, 6.50%, 10/1/37	1,368	1,490

Pool #988916, 5.00%, 8/1/23	1,047	1,114

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 39.3% (3) – continued

Fannie Mae – 29.0% – continued

Pool #991529, 6.00%, 11/1/38	$2,804	$3,025

Pool #995976, 6.00%, 4/1/38	1,007	1,087

Pool #AC6767, 4.50%, 1/1/40(5)	287	293

Pool #AC9581, 5.50%, 1/1/40	4,263	4,574

Pool #AD6895, 4.50%, 6/1/40	3,380	3,449

Pool TBA,

5.00%, 3/15/13(5)	4,054	4,243

4.50%, 6/15/39(5)	16,354	16,686

5.50%, 6/15/39(5)	4,401	4,695
		64,602

Freddie Mac – 2.7%

Pool #1B3575, 6.06%, 9/1/37	1,148	1,235

Pool #1G2296, 6.18%, 11/1/37	1,765	1,901

Pool #1J0365, 5.82%, 4/1/37	691	729

Pool #1J2840, 5.94%, 9/1/37	1,010	1,074
Pool #848076, 5.53%, 6/1/38	1,066	1,136
		6,075

Freddie Mac Gold – 6.7%

Pool #A61560, 5.50%, 10/1/36	2,687	2,873

Pool #A62213, 6.00%, 6/1/37	2,007	2,168

Pool #A65182, 6.50%, 9/1/37	728	794

Pool #C00910, 7.50%, 1/1/30	422	479

Pool #C02790, 6.50%, 4/1/37	1,262	1,377

Pool #C02838, 5.50%, 5/1/37	1,829	1,951

Pool #G01954, 5.00%, 11/1/35	2,090	2,198

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 39.3% (3) –continued

Freddie Mac Gold – 6.7% – continued
Pool #G02869, 5.00%, 11/1/35	$2,848	$2,996
		14,836

Government National Mortgage Association – 0.9%

Pool #486873, 6.50%, 1/15/29(4)	–	–

Pool #627123, 5.50%, 3/15/34	920	993
Series 2008, Class 8A, 3.61%, 11/16/27	1,105	1,124
		2,117
Total U.S. Government Agencies
(Cost $84,231)		87,630

U.S. GOVERNMENT OBLIGATIONS – 18.5%

U.S. Treasury Notes – 18.5%

1.38%, 5/15/13†	6,675	6,701

2.13%, 5/31/15	1,939	1,941

2.75%, 5/31/17	10,805	10,800

3.50%, 5/15/20†	13,629	13,855

4.63%, 2/15/40†	7,402	7,904
		41,201
Total U.S. Government Obligations
(Cost $40,925)		41,201

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 42.8%

Northern Institutional Funds – Diversified Assets Portfolio (6)(7)	52,565,718	$52,566
Northern Institutional Funds – Liquid Assets Portfolio (7)(8)	42,640,356	42,640
Total Investment Companies
(Cost $95,206)		95,206

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.30%, 1/13/11	$450	$449
Total Short-Term Investments
(Cost $449)		449

Total Investments – 135.8%
(Cost $298,812)		302,486
Liabilities less Other Assets – (35.8)%		(79,722)
NET ASSETS – 100.0%		$222,764

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At May 31, 2010, the value of these restricted illiquid securities amounted to approximately $22,203,000 or 10.0% of net assets. Additional information on each restricted illiquid security is as follows:

	ACQUISITION
	AND	ACQUISITION
	ENFORCEABLE	COST
SECURITY	DATE	(000s)
Australia & New Zealand Banking Group Ltd., 2.40%, 1/11/13	1/29/10	$2,284
Brocade Communications Systems, Inc., 6.63%, 1/15/18	1/13/10	169
Catlin Insurance Co. Ltd., 7.25%, 1/19/17	1/11/07-6/27/07	1,257
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17	1/4/10	1,053
ERAC USA Finance Co., 6.38%, 10/15/17	12/14/09	314
ERAC USA Finance Co., 7.00%, 10/15/37	10/10/07	719
FMR LLC, 6.45%, 11/15/39	1/6/10	1,016
Hyatt Hotels Corp., 6.88%, 8/15/19	8/10/09	1,188
Icahn Enterprises LP/Icahn Enterprises 7.75%, 1/15/16	2/25/10	1,302
Liberty Mutual Group, Inc., 5.75%, 3/15/14	6/16/09-1/5/10	515
Lloyds TSB Bank PLC 4.38%, 1/12/15	1/5/10	845
Macquarie Group Ltd., 6.00%, 1/14/20	1/7/10	1,489

	ACQUISITION
	AND	ACQUISITION
	ENFORCEABLE	COST
SECURITY	DATE	(000s)
Meccanica Holdings USA, 6.25%, 1/15/40	10/20/09-11/17/09	$1,561
Metropolitan Life Global Funding I, 5.13%, 4/10/13	11/23/09	331
Metropolitan Life Global Funding I, 5.13%, 6/10/14	6/3/09-1/12/10	2,290
New York Life Global Funding, 4.65%, 5/9/13	10/27/09	1,472
Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	926
Petroleos Mexicanos, 6.00%, 3/5/20	4/6/10	1,048
Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03	435
Pricoa Global Funding l, 5.45%, 6/11/14	6/4/09	1,053
SABMiller PLC, 5.50%, 8/15/13	3/6/09	774

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Principal amount is less than $500.
(5)	When-Issued Security.
(6)	The Portfolio had approximately $52,566,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the six months ended May 31, 2010
(7)	Investment in affiliated Portfolio.
(8)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2010, the credit quality distribution for the Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	68.6%
AA	3.0
A	3.6
BAA	16.5
BA	8.0
B	0.3

Total	100.0%

* Standard & Poor’s Rating Services.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Portfolio’s investments, which are carried at fair value, as of May 31, 2010:

INVESTMENTS	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Asset-Backed Securities	$–	$7,576	$–	$7,576
Corporate Bonds	–	52,753(1)	–	52,753
Foreign Issuer Bonds	–	17,671(1)	–	17,671
U.S. Government Agencies	–	87,630(1)	–	87,630
U.S. Government Obligations	–	41,201	–	41,201
Investment Companies	95,206	–	–	95,206
Short-Term Investments	–	449	–	449

Total Investments	$95,206	$207,280	$–	$302,486

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determing fair value:

	BALANCE AS OF 11/30/09 (000s)	NET REALIZED GAIN(LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 5/31/10 (000s)
Corporate Bonds
Aerospace/Defense	$3,247	$106	$(282)	$(1,662)	$(1,409)	$–
Beverages	2,464	63	(30)	(1,612)	(885)	–
Commercial Services	706	–	94	–	(800)	–
Diversified Financial Services	558	–	1	(114)	(445)	–
Electric	802	20	(25)	(797)	–	–
Insurance	5,874	37	(12)	(356)	(5,543)	–
Lodging	1,230	–	28	–	(1,258)	–
Real Estate Investment Trusts	184	(217)	235	(202)	–	–
Foreign Issuer Bonds
Insurance	927	–	121	–	(1,048)	–
Mining	911	160	(151)	(920)	–	–

Total	$16,903	$169	$(21)	$(5,663)	$(11,388)	$–

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.7%

Commercial Mortgage Services – 2.7%

Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2, 5.32%, 9/10/47	$950	$969

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40	500	513

Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3, 5.72%, 9/11/38	250	258

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2, 5.08%, 2/15/31	239	242
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2, 5.26%, 9/15/39	525	536
		2,518
Total Asset-Backed Securities
(Cost $2,499)		2,518

CORPORATE BONDS – 17.5%

Aerospace/Defense – 0.5%
Meccanica Holdings USA, 6.25%, 1/15/40(1) (2)	510	462

Agriculture – 1.6%

Altria Group, Inc., 9.70%, 11/10/18	550	667

9.25%, 8/6/19	480	569
Bunge Ltd. Finance Corp., 8.50%, 6/15/19	235	274
		1,510

Banks – 0.5%
Goldman Sachs Group (The), Inc., 5.63%, 1/15/17	470	468

Beverages – 0.2%
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12	150	151

Chemicals – 0.6%
Mosaic (The) Co., 7.63%, 12/1/16(1)	480	527

Diversified Financial Services – 4.2%

Capital One Capital V, 10.25%, 8/15/39 †	290	312

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.5% – continued

Diversified Financial Services – 4.2% – continued

Countrywide Financial Corp., 6.25%, 5/15/16	$255	$262

Erac USA Finance Co., 6.38%, 10/15/17(1) (2)	95	107

7.00%, 10/15/37(1) (2)	455	502

FMR LLC, 6.45%, 11/15/39(1)(2) †	570	580

JPMorgan Chase Capital XXVII, 7.00%, 11/1/39	385	377

Nelnet, Inc., 5.13%, 6/1/10	930	930

Nissan Motor Acceptance Corp., 4.50%, 1/30/15(1)(2)	295	304

Power Receivable Finance LLC, 6.29%, 1/1/12(1)(2)	95	97
TD Ameritrade Holding Corp., 5.60%, 12/1/19	455	471
		3,942

Electronics – 0.7%

Agilent Technologies, Inc., 6.50%, 11/1/17	325	361

Thermo Fisher Scientific, Inc., 2.15%, 12/28/12 †	205	207
3.25%, 11/20/14	85	86
		654

Insurance – 3.0%

Liberty Mutual Group, Inc., 5.75%, 3/15/14(1)(2) †	175	181

Metropolitan Life Global Funding I, 5.13%, 4/10/13(1)(2) †	105	113

5.13%, 6/10/14(1)(2) †	995	1,067

New York Life Global Funding, 4.65%, 5/9/13(1)(2)	455	486

Pricoa Global Funding I, 5.45%, 6/11/14(1)(2)	360	388
Protective Life Corp., 8.45%, 10/15/39	555	579
		2,814

Lodging – 0.5%

Hyatt Hotels Corp., 6.88%, 8/15/19(1)(2)	475	502

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.5% – continued

Media – 0.6%

DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.63%, 5/15/16	$480	$518

Metal Fabrication/Hardware – 0.4%

Commercial Metals Co., 7.35%, 8/15/18 †	365	383

Office/Business Equipment – 0.5%

Xerox Corp., 5.50%, 5/15/12	435	464

Oil & Gas – 1.1%

Anadarko Petroleum Corp., 6.20%, 3/15/40	440	407

Pride International, Inc., 8.50%, 6/15/19	465	509

XTO Energy, Inc., 4.63%, 6/15/13 †	110	118
		1,034

Packaging & Containers – 0.4%

Temple-Inland, Inc., 6.88%, 1/15/18	401	411

Pharmaceuticals – 0.3%

Express Scripts, Inc., 5.25%, 6/15/12	305	326

Pipelines – 1.2%

Enterprise Products Operating LLC, 5.60%, 10/15/14	350	379

6.45%, 9/1/40	165	165

Plains All American Pipeline LP/PAA Finance Corp., 5.63%, 12/15/13	515	551
		1,095

Telecommunications – 1.2%

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 (1)(2)	310	329

Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	295	369

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.5% – continued

Telecommunications – 1.2% – continued

Qwest Corp. 7.63%, 6/15/15	$435	$454
		1,152
Total Corporate Bonds
(Cost $16,183)		16,413

FOREIGN ISSUER BONDS – 6.6%

Banks – 1.7%

Australia & New Zealand Banking Group Ltd., 2.40%, 1/11/13 (1)(2) †	990	992

Lloyds TSB Bank PLC, 4.38%, 1/12/15 (1)(2)	360	344

Westpac Banking Corp., 4.20%, 2/27/15	280	286
		1,622

Beverages – 0.2%
SABMiller PLC, 5.50%, 8/15/13 (1)(2) †	220	240

Diversified Financial Services – 0.7%
Macquarie Group Ltd., 6.00%, 1/14/20 (1)(2) †	645	627

Electric – 0.3%
TransAlta Corp., 4.75%, 1/15/15 †	240	248

Insurance – 1.4%

Allied World Assurance Co. Holdings Ltd., 7.50%, 8/1/16	255	277

Catlin Insurance Co. Ltd., 7.25%, 1/19/17 (1)(2)	695	573

XL Capital Ltd., 6.50%, 4/15/17	625	438
		1,288

Media – 0.2%

Grupo Televisa S.A., 6.63%, 1/15/40	155	155

Miscellaneous Manufacturing – 0.9%

Tyco Electronics Group S.A., 6.00%, 10/1/12	660	712

Tyco International Finance S.A., 4.13%, 10/15/14 †	175	183
		895

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 6.6% – continued

Oil & Gas – 1.0%

Nexen, Inc., 6.40%, 5/15/37	$235	$236

Petrobras International Finance Co., 6.88%, 1/20/40	330	331
Petroleos Mexicanos, 6.00%, 3/5/20 (1)(2) †	355	360
		927

Oil & Gas Services – 0.2%
Weatherford International Ltd., 9.63%, 3/1/19 †	195	239
Total Foreign Issuer Bonds
(Cost $6,494)		6,241

U.S. GOVERNMENT AGENCIES – 53.4% (3)

Fannie Mae – 40.9%

Pool #255452, 5.50%, 10/1/19	713	772

Pool #535714, 7.50%, 1/1/31	37	42

Pool #555599, 7.00%, 4/1/33	79	89

Pool #656035, 7.50%, 9/1/32	37	42

Pool #712130, 7.00%, 6/1/33	39	44

Pool #725787, 5.00%, 9/1/19	19	21

Pool #735893, 5.00%, 10/1/35	482	507

Pool #797773, 5.00%, 3/1/20	108	115

Pool #829125, 5.50%, 10/1/35	1,209	1,292

Pool #831810, 6.00%, 9/1/36	1,673	1,809

Pool #845182, 5.50%, 11/1/35	1,185	1,268

Pool #871232, 6.00%, 4/1/36	1,135	1,227

Pool #890001, 5.00%, 2/1/38	1,152	1,210

Pool #890009, 5.50%, 9/1/36	712	764

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 53.4% (3) – continued

Fannie Mae – 40.9% – continued

Pool #893082, 5.82%, 9/1/36	$537	$568

Pool #934476, 4.50%, 3/1/23	1,001	1,050

Pool #995976, 6.00%, 4/1/38	453	489

Pool #AC9581, 5.50%, 1/1/40	489	525

Pool #AD6895, 4.50%, 6/1/40	1,000	1,028

Pool #AD7549, 4.50%, 6/1/40	660	674

Pool TBA, 5.00%, 3/15/13(4)	1,832	1,918

4.50%, 6/15/39(4)	20,057	20,464

5.50%, 6/15/39(4)	2,255	2,405
		38,323

Freddie Mac – 2.6%

Pool #1B3575, 6.05%, 9/1/37	494	531

Pool #1G2296, 6.17%, 11/1/37	908	979

Pool #1J0365, 5.80%, 4/1/37	364	383
Pool #1J2840, 5.95%, 9/1/37	505	537
		2,430

Freddie Mac Gold – 9.0%

Pool #A61560 5.50%, 10/1/36	873	933

Pool #A62213, 6.00%, 6/1/37	1,338	1,445

Pool #A65182, 6.50%, 9/1/37	1,661	1,813

Pool #C02790, 6.50%, 4/1/37	992	1,083

Pool #C02838, 5.50%, 5/1/37	892	951

Pool #G01954, 5.00%, 11/1/35	1,194	1,256
Pool #G02869, 5.00%, 11/1/35	940	989
		8,470

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES - 53.4% (3) – continued

Government National Mortgage Association - 0.9%

Pool #604183, 5.50%, 4/15/33	$38	$41

Pool #627123, 5.50%, 3/15/34	339	366

Pool #633627, 5.50%, 9/15/34	40	43
Series 2008, Class 8A, 3.61%, 11/16/27	395	401
		851
Total U.S. Government Agencies
(Cost $48,557)		50,074

U.S. GOVERNMENT OBLIGATIONS – 27.9%

U.S. Treasury Bonds – 3.4%
4.63%, 2/15/40 †	2,952	3,152

U.S. Treasury Notes – 24.5%

1.38%, 5/15/13 †	4,193	4,209

2.63%, 12/31/14 †	1,618	1,664

2.13%, 5/31/15	3,408	3,412

2.75%, 5/31/17	7,003	7,000

3.50%, 5/15/20 †	6,612	6,722
		23,007
Total U.S. Government Obligations
(Cost $26,007)		26,159
	NUMBER OF SHARES	VALUE (000S)
INVES TMENT COMPANIES – 49.4%

Northern Institutional Funds – Diversified Assets Portfolio (5)(6)	27,800,613	$27,800

Northern Institutional Funds – Liquid Assets Portfolio (5)(7)	18,580,705	18,581
Total Investment Companies
(Cost $46,381)		46,381

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT - TERM INVES TMENTS – 0.3%
U.S. Treasury Bill, 0.30%, 1/13/11	$300	$300
Total Short-Term Investments
(Cost $300)		300

Total Investments – 157.8%
(Cost $146,421)		148,086
Liabilities less Other Assets – (57.8)%		(54,241)
NET ASSETS – 100.0%		$93,845

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At May 31, 2010, the value of these restricted illiquid securities amounted to approximately $8,254,000 or 8.8% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)

Australia & New Zealand Banking Group Ltd., 2.40%,1/11/13	1/29/10-4/30/10	$992

Catlin Insurance Co. Ltd., 7.25%, 1/19/17	1/11/07-6/27/07	687

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17	1/4/10	331

Erac USA Finance Co., 7.00%, 10/15/37	10/10/07	451

Erac USA Finance Co., 6.38%, 10/15/17	12/14/09	100

FMR LLC, 6.45%, 11/15/39	1/6/10-4/30/10	554

Hyatt Hotels Corp., 6.88%, 8/15/19	8/10/09	474

Liberty Mutual Group, Inc., 5.75%, 3/15/14	6/16/09-1/5/10	153

Lloyds TSB Bank PLC, 4.38%, 1/12/15	1/5/10	360

Macquarie Group Ltd., 6.00%, 1/14/20	1/7/10-4/30/10	649

Meccanica Holdings USA, 6.25%, 1/15/40	10/20/09-11/17/09	512

Metropolitan Life Global Funding I, 5.13%, 4/10/13	11/23/09	112

Metropolitan Life Global Funding I, 5.13%, 6/10/14	6/3/09-4/30/10	1,055

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

New York Life Global Funding, 4.65%, 5/9/13	10/27/09	$484

Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	294

Petroleos Mexicanos, 6.00%, 3/5/20	4/6/10	363

Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03	95

Pricoa Global Funding I, 5.45%, 6/11/14	6/4/09	359

SABMiller PLC, 5.50%, 8/15/13	3/6/09	210

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio.
(6)	The Portfolio had approximately $27,800,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the six months ended May 31, 2010.
(7)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2010, the credit quality distribution for the Core Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	76.1%
AA	3.0
A	3.6
BAA	14.8
BA	2.5

Total	100.0%

* Standard & Poor’s Rating Services.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Core Bond Portfolio’s investments, which are carried at fair value, as of May 31, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$2,518 (1)	$–	$2,518
Corporate Bonds	–	16,413 (1)	–	16,413
Foreign Issuer Bonds	–	6,241 (1)	–	6,241
U.S. Government Agencies	–	50,074 (1)	–	50,074
U.S. Government Obligations	–	26,159 (1)	–	26,159
Investment Companies	46,381	–	–	46,381
Short-Term Investments	–	300	–	300

Total Investments	$46,381	$101,705	$–	$148,086

(1) Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/09 (000s)	NET REALIZED GAIN(LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 5/31/10 (000s)
Corporate Bonds
Aerospace/Defense	$970	$42	$(99)	$(451)	$(462)	$—
Beverages	752	19	(10)	(521)	(240)	—
Commercial Services	443	—	59	—	(502)	—
Diversified Financial Services	122	—	—	(25)	(97)	—
Electric	268	7	(9)	(266)	—	—
Insurance	2,184	9	(4)	(67)	(2,122)	—
Lodging	491	—	11	—	(502)	—
Real Estate Investment Trusts	90	(106)	115	(99)	—	—
Foreign Issuer Bonds
Insurance	507	—	66	—	(573)	—
Mining	282	51	(47)	(286)	—	—

Total	$6,109	$22	$82	$(1,715)	$(4,498)	$—

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 98.9%

U.S. Treasury Bonds – 18.1%

7.25%, 5/15/16	$1,500	$1,899

8.88%, 8/15/17	600	839

9.00%, 11/15/18 †	1,700	2,459

8.13%, 8/15/19	400	556

8.75%, 8/15/20 †	500	730

8.13%, 5/15/21 †	400	568

8.00%, 11/15/21 †	800	1,132

7.63%, 11/15/22 †	400	557

6.25%, 8/15/23 †	700	879

6.88%, 8/15/25 †	700	940

6.50%, 11/15/26 †	900	1,181

6.13%, 11/15/27 †	1,000	1,269

5.25%, 11/15/28 †	1,000	1,158

6.25%, 5/15/30 †	700	911

4.75%, 2/15/37 †	1,250	1,366

5.00%, 5/15/37 †	500	568

4.38%, 2/15/38 †	1,000	1,027

4.50%, 5/15/38 †	1,500	1,572

4.25%, 5/15/39 †	500	502

4.50%, 8/15/39 †	800	837

4.38%, 11/15/39 †	1,200	1,230

4.63%, 2/15/40 †	1,550	1,655
4.38%, 5/15/40	200	205
		24,040

U.S. Treasury Notes – 80.8%

1.13%, 6/30/11 †	1,500	1,511

4.88%, 7/31/11	2,000	2,102

4.63%, 8/31/11	1,700	1,786

1.00%, 9/30/11 †	3,000	3,017

4.63%, 10/31/11	1,700	1,797

4.50%, 11/30/11 †	1,800	1,904

1.13%, 12/15/11 †	2,500	2,519

1.13%, 1/15/12	400	403

0.88%, 1/31/12 †	2,650	2,658

4.75%, 1/31/12 †	1,250	1,335

0.88%, 2/29/12	1,400	1,404

4.63%, 2/29/12	1,000	1,069

1.00%, 3/31/12 †	600	603

4.50%, 3/31/12	1,000	1,070

4.50%, 4/30/12	2,000	2,144

1.38%, 5/15/12 †	500	506

4.88%, 6/30/12 †	1,000	1,086

4.63%, 7/31/12	500	541

1.75%, 8/15/12	1,000	1,020

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 98.9% – continued

U.S. Treasury Notes – 80.8% – continued

4.13%, 8/31/12 †	$1,000	$1,074

4.25%, 9/30/12	1,200	1,294

3.88%, 10/31/12 †	1,300	1,391

1.38%, 11/15/12	1,500	1,513

4.00%, 11/15/12 †	950	1,020

1.13%, 12/15/12 †	1,000	1,001

3.63%, 12/31/12 †	400	427

1.38%, 1/15/13	900	906

2.88%, 1/31/13 †	300	314

1.38%, 2/15/13 †	2,100	2,111

2.75%, 2/28/13	900	939

2.50%, 3/31/13 †	1,900	1,972

1.75%, 4/15/13	1,300	1,319

3.63%, 5/15/13	2,500	2,676

4.25%, 8/15/13	1,500	1,636

3.13%, 9/30/13	2,000	2,108

2.75%, 10/31/13 †	1,800	1,874

4.25%, 11/15/13 †	2,000	2,187

2.00%, 11/30/13 †	2,000	2,030

1.75%, 1/31/14	1,000	1,004

1.88%, 4/30/14 †	1,000	1,005

4.75%, 5/15/14 †	1,500	1,674

2.63%, 6/30/14	2,200	2,270

4.25%, 8/15/14	500	550

2.38%, 9/30/14 †	2,500	2,549

2.38%, 10/31/14	500	509

4.25%, 11/15/14	2,000	2,201

2.25%, 1/31/15 †	1,000	1,011

4.00%, 2/15/15 †	300	327

2.38%, 2/28/15 †	1,100	1,118

2.50%, 3/31/15	2,000	2,042

2.13%, 5/31/15	3,000	3,004

4.25%, 8/15/15 †	1,000	1,102

4.50%, 11/15/15 †	1,250	1,396

4.50%, 2/15/16 †	1,000	1,114

2.38%, 3/31/16 †	1,600	1,590

3.25%, 6/30/16	2,000	2,078

4.88%, 8/15/16 †	1,000	1,137

3.00%, 9/30/16 †	900	919

3.13%, 10/31/16 †	1,000	1,027

2.75%, 11/30/16 †	2,800	2,810

3.13%, 1/31/17 †	1,900	1,946

4.63%, 2/15/17	1,000	1,122

3.00%, 2/28/17	500	508

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 98.9% – continued

U.S. Treasury Notes – 80.8% continued

3.25%, 3/31/17 †	$800	$826

4.25%, 11/15/17 †	800	878

3.50%, 2/15/18 †	500	520

3.88%, 5/15/18 †	3,000	3,190

4.00%, 8/15/18 †	1,000	1,070

2.75%, 2/15/19	3,000	2,902

3.63%, 8/15/19 †	2,300	2,363

3.38%, 11/15/19 †	650	654

3.63%, 2/15/20 †	1,900	1,949
3.50%, 5/15/20 †	800	813
		107,445
Total U.S. Government Obligations
(Cost $126,810)		131,485

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 27.9%

Northern Institutional Funds – Government Portfolio (1)(2)	1,398,392	$1,398
Northern Institutional Funds – Liquid Assets Portfolio (1)(3)	35,745,277	35,745
Total Investment Companies
(Cost $37,143)		37,143

Total Investments – 126.8%
(Cost $163,953)		168,628
Liabilities less Other Assets – (26.8)%		(35,611)
NET ASSETS – 100.0%		$133,017

(1)	Investment in affiliated Portfolio.
(2)	The Portfolio had approximately $1,398,000 of net purchases in the Government Portfolio of the Northern Institutional Funds during the six months ended May 31, 2010.
(3)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2010, the credit quality distribution for the U.S. Treasury Index Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	100.0%

Total	100.0%

* Standard and Poor’s Rating Services

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Treasury Index Portfolio’s investments, which are carried at fair value, as of May 31, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations	$–	$131,485(1)	$–	$131,485
Investment Companies	37,143	–	–	37,143

Total Investments	$37,143	$131,485	$–	$168,628

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 4.4%

Commercial Mortgage Services – 4.4%

Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.52%, 7/10/46	$400	$408

Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2, 5.32%, 9/10/47	545	556

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40	350	359

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2, 5.08%, 2/15/31	287	291
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2, 5.26%, 9/15/39	525	536
		2,150
Total Asset-Backed Securities
(Cost $2,152)		2,150

CORPORATE BONDS – 26.2%

Aerospace/Defense – 1.1%

BAE Systems Holdings, Inc., 4.95%, 6/1/14 (1)(2)	165	177

BE Aerospace, Inc., 8.50%, 7/1/18 †	165	171
L-3 Communications Corp., 6.38%, 10/15/15	195	195
		543

Agriculture – 1.3%

Altria Group, Inc., 9.70%, 11/10/18	270	327

9.25%, 8/6/19	235	279
Bunge Ltd. Finance Corp., 8.50%, 6/15/19	45	52
		658

Banks – 1.5%

Goldman Sachs Group (The), Inc., 5.63%, 1/15/17 †	255	254

JPMorgan Chase & Co., 5.75%, 1/2/13	255	273
JPMorgan Chase Bank N.A., 6.00%, 10/1/17	190	203
		730

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 26.2% – continued

Beverages – 0.2%
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12 †	$95	$96

Chemicals – 0.6%

Mosaic (The) Co., 7.63%, 12/1/16 (2)	125	137
Praxair, Inc., 3.25%, 9/15/15 †	170	174
		311

Computers – 0.3%

Brocade Communications Systems, Inc., 6.63%, 1/15/18 (1)(2)	30	29
Hewlett-Packard Co., 4.50%, 3/1/13	130	140
		169

Diversified Financial Services – 4.1%

Capital One Bank USA N.A., 8.80%, 7/15/19	235	280

Countrywide Financial Corp., 6.25%, 5/15/16	155	159

ERAC USA Finance Co., 6.38%, 10/15/17 (1)(2)	55	62

Franklin Resources, Inc., 3.13%, 5/20/15	310	312

HSBC Finance Corp., 5.25%, 1/15/14 †	270	286

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 7.75%, 1/15/16 (1)(2) †	240	226

New Communications Holdings, Inc., 8.25%, 4/15/17 (2)	350	346

Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (1)(2)	160	164

Power Receivable Finance LLC, 6.29%, 1/1/12 (1)(2)	25	26
TD Ameritrade Holding Corp., 5.60%, 12/1/19	110	114
		1,975

Electric – 0.7%

Duke Energy Carolinas LLC, 5.10%, 4/15/18 †	100	107

Florida Power & Light Co., 5.55%, 11/1/17 †	95	105

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 26.2% – continued

Electric – 0.7% – continued
Florida Power Corp., 5.65%, 6/15/18 †	$110	$122
		334

Electronics – 0.5%

Agilent Technologies, Inc., 6.50%, 11/1/17	145	161

Thermo Fisher Scientific, Inc., 2.15%, 12/28/12 †	60	61
3.25%, 11/20/14	25	25
		247

Food – 0.4%
SUPERVALU, Inc., 8.00%, 5/1/16 †	175	172

Gas – 0.6%
Consolidated Natural Gas Co., 5.00%, 3/1/14	275	293

Healthcare – Products – 0.3%
Zimmer Holdings, Inc., 4.63%, 11/30/19	150	154

Holding Companies – Diversified – 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.75%, 10/15/16 (2)	140	139

Insurance – 2.3%

Liberty Mutual Group, Inc., 5.75%, 3/15/14 (1)(2) †	100	103

Metropolitan Life Global Funding I, 5.13%, 4/10/13 (1)(2) †	30	32

5.13%, 6/10/14 (1)(2) †	270	290

New York Life Global Funding, 4.65%, 5/9/13 (1)(2)	150	160

Pricoa Global Funding I, 5.45%, 6/11/14 (1)(2)	175	189

Protective Life Corp., 7.38%, 10/15/19 †	145	159
Protective Life Secured Trusts, 4.85%, 8/16/10	165	166
		1,099

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 26.2% – continued

Iron/Steel – 0.5%

Steel Dynamics, Inc., 6.75%, 4/1/15	$50	$48
7.75%, 4/15/16	210	209
		257

Lodging – 0.3%
Hyatt Hotels Corp., 6.88%, 8/15/19 (1)(2)	120	127

Media – 0.9%

Comcast Corp., 5.70%, 7/1/19 †	145	156
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.63%, 5/15/16	280	302
		458

Metal Fabrication/Hardware – 0.3%
Commercial Metals Co., 7.35%, 8/15/18 †	155	163

Mining – 0.2%
Newmont Mining Corp., 5.13%, 10/1/19 †	75	77

Miscellaneous Manufacturing – 0.3%
General Electric Co., 5.25%, 12/6/17	150	160

Office/Business Equipment – 0.3%
Xerox Corp., 5.50%, 5/15/12	130	139

Oil & Gas – 2.2%

ConocoPhillips, 4.40%, 5/15/13	50	54

EOG Resources, Inc., 4.40%, 6/1/20	305	308

Newfield Exploration Co., 7.13%, 5/15/18	100	99

6.88%, 2/1/20	85	82

Pioneer Natural Resources Co., 6.88%, 5/1/18 †	150	146

Pride International, Inc., 8.50%, 6/15/19	280	307
XTO Energy, Inc., 4.63%, 6/15/13 †	60	64
		1,060

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 26.2% – continued

Packaging & Containers – 1.0%

Ball Corp., 7.13%, 9/1/16 †	$85	$87

Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	125	127
Temple-Inland, Inc., 6.88%, 1/15/18	245	252
		466

Pharmaceuticals – 1.5%

Abbott Laboratories, 5.60%, 11/30/17 †	140	158

Express Scripts, Inc., 5.25%, 6/15/12	75	80

Merck & Co., Inc., 6.00%, 9/15/17 †	95	109

5.00%, 6/30/19	145	156
Pfizer, Inc., 5.35%, 3/15/15	210	235
		738

Pipelines – 1.7%

El Paso Corp., 8.25%, 2/15/16	235	243

Enterprise Products Operating L.P., 5.60%, 10/15/14	100	108

Kinder Morgan Energy Partners, L.P., 6.00%, 2/1/17	180	194
Plains All American Pipeline, L.P./PAA Finance Corp., 5.63%, 12/15/13	265	284
		829

Retail – 0.6%

CVS Caremark Corp., 6.60%, 3/15/19	105	119

Lowe’s Cos., Inc., 5.60%, 9/15/12	110	121
Wal-Mart Stores, Inc., 4.25%, 4/15/13 †	60	64
		304

Telecommunications – 2.2%

AT&T, Inc., 5.60%, 5/15/18 †	95	104

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 26.2% – continued

Telecommunications – 2.2% – continued

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 (1)(2)	$170	$180

Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	170	213

Cisco Systems, Inc., 4.45%, 1/15/20	145	149

Qwest Corp., 7.63%, 6/15/15	255	266
Windstream Corp., 8.13%, 8/1/13	150	151
		1,063
Total Corporate Bonds
(Cost $12,444)		12,761

FOREIGN ISSUER BONDS – 7.0%

Banks – 1.6%

Australia & New Zealand Banking Group Ltd., 2.40%, 1/11/13 (1)(2) †	425	426

Lloyds TSB Bank PLC, 4.38%, 1/12/15 (1)(2)	180	172
Westpac Banking Corp., 4.20%, 2/27/15	175	179
		777

Beverages – 0.2%
SABMiller PLC, 5.50%, 8/15/13 (1)(2)	100	109

Diversified Financial Services – 0.9%

BP Capital Markets PLC, 3.13%, 3/10/12 †	165	167
Macquarie Group Ltd., 6.00%, 1/14/20 (1)(2) †	260	253
		420

Electric – 0.2%
TransAlta Corp., 4.75%, 1/15/15 †	75	78

Food – 0.3%

Delhaize Group, 5.88%, 2/1/14 †	140	155

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.0% – continued

Insurance – 0.8%

Allied World Assurance Co. Holdings Ltd., 7.50%, 8/1/16	$100	$109

Catlin Insurance Co. Ltd., 7.25%, 1/19/17 (1)(2)	155	128
XL Capital Ltd., 6.50%, 4/15/17	215	150
		387

Leisure Time – 0.4%
Royal Caribbean Cruises Ltd., 6.88%, 12/1/13 †	225	221

Mining – 0.6%
Teck Resources Ltd., 10.75%, 5/15/19	230	277

Miscellaneous Manufacturing – 0.7%

Tyco Electronics Group S.A., 6.00%, 10/1/12	155	167
Tyco International Finance S.A., 4.13%, 10/15/14 †	165	173
		340

Oil & Gas – 1.0%

Devon Financing Corp. ULC, 6.88%, 9/30/11	90	96

Nexen, Inc., 5.65%, 5/15/17	160	174
Petroleos Mexicanos, 6.00%, 3/5/20 (1)(2) †	215	218
		488

Oil & Gas Services – 0.3%
Weatherford International Ltd., 9.63%, 3/1/19 †	110	135
Total Foreign Issuer Bonds
(Cost $3,405)		3,387

U.S. GOVERNMENT AGENCIES – 12.5% (3)

Fannie Mae – 9.1%

2.00%, 1/15/13	550	551

2.13%, 1/25/13	550	554

Pool #256883, 6.00%, 9/1/37	344	371

Pool #585617, 7.00%, 5/1/31(4)	–	–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 12.5% (3) – continued

Fannie Mae – 9.1% – continued

Pool TBA, 5.00%, 3/15/13 (5)	$1,410	$1,475
5.50%, 6/15/39 (5)	1,385	1,477
		4,428

Federal Home Loan Bank – 1.5%

2.00%, 10/5/12	550	553
1.63%, 11/21/12	150	151
		704

Freddie Mac – 1.9%
Series 2647, Class PB, 5.00%, 10/15/28	900	940
Total U.S. Government Agencies
(Cost $6,036)		6,072

U.S. GOVERNMENT OBLIGATIONS – 42.9%

U.S. Treasury Notes – 42.9%

0.75%, 5/31/12	2,049	2,048

1.38%, 5/15/13 †	6,429	6,454

2.13%, 5/31/15	4,373	4,378

2.75%, 5/31/17	4,198	4,196
3.50%, 5/15/20 †	3,701	3,762
		20,838
Total U.S. Government Obligations
(Cost $20,792)		20,838

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 59.6%

Northern Institutional Funds – Diversified Assets Portfolio (6)(7)	16,660,898	$16,661
Northern Institutional Funds – Liquid Assets Portfolio (6)(8)	12,333,195	12,333
Total Investment Companies
(Cost $28,994)		28,994

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill, 0.30%, 1/13/11	$50	$50
Total Short-Term Investments
(Cost $50)		50

Total Investments – 152.7%
(Cost $73,873)		74,252
Liabilities less Other Assets – (52.7)%		(25,635)
NET ASSETS – 100.0%		$48,617

(1)	Restricted security that has been deemed illiquid. At May 31, 2010, the value of these restricted illiquid securities amounted to approximately $3,071,000 or 6.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Australia & New Zealand Banking Group Ltd., 2.40%, 1/11/13	1/29/10	$425

BAE Systems Holdings, Inc., 4.95%, 6/1/14	6/1/09	165

Brocade Communications Systems, Inc., 6.63%, 1/15/18	1/13/10	30

Catlin Insurance Co. Ltd., 7.25%, 1/19/17	1/11/07-6/27/07	153

CC Holdings GS V LLC/ Crown Castle GS III Corp., 7.75%, 5/1/17	1/4/10	182

ERAC USA Finance Co., 6.38%, 10/15/17	12/14/09	58

Hyatt Hotels Corp., 6.88%, 8/15/19	8/14/09	120

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 7.75%, 1/15/16	2/25/10	226

Liberty Mutual Group, Inc., 5.75%, 3/15/14	6/16/09-1/5/10	95

Lloyds TSB Bank PLC, 4.38%, 1/12/15	1/5/10	180

Macquarie Group Ltd., 6.00%, 1/14/20	1/7/10	260

Metropolitan Life Global Funding I, 5.13%, 4/10/13	11/23/09	32

Metropolitan Life Global Funding I, 5.13%, 6/10/14	6/3/09-1/12/10	283

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

New York Life Global Funding, 4.65%, 5/9/13	10/27/09	$159

Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	159

Petroleos Mexicanos, 6.00%, 3/5/20	4/6/10	220

Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03-8/24/07	25

Pricoa Global Funding I, 5.45%, 6/11/14	6/4/09	175

SABMiller PLC, 5.50%, 8/15/13	3/6/09	96

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Principal amount is less than $500.
(5)	When-Issued Security.
(6)	Investment in affiliated Portfolio.
(7)	The Portfolio had approximately $16,661,000 of net purchases in the Diversi- fied Assets Portfolio of the Northern Institutional Funds during the six months ended May 31, 2010.
(8)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2010, the credit quality distribution for the Intermediate Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	66.6%
AA	4.4
A	8.0
BAA	13.9
BA	6.8
B	0.3

Total	100.0%

* Standard and Poor’s Rating Services

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Bond Portfolio’s investments, which are carried at fair value, as of May 31, 2010:

INVESTMENTS	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Asset-Backed Securities	$–	$2,150	$–	$2,150
Corporate Bonds	–	12,761(1)	–	12,761
Foreign Issuer Bonds	–	3,387(1)	–	3,387
U.S. Government Agencies	–	6,072(1)	–	6,072
U.S. Government Obligations	–	20,838	–	20,838
Investment Companies	28,994	–	–	28,994
Short-Term Investments	–	50	–	50

Total Investments	$28,994	$45,258	$–	$74,252

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued	MAY 31, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/09 (000s)	NET REALIZED GAIN(LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 5/31/10 (000s)
Corporate Bonds
Aerospace/Defense	$345	$4	$(2)	$(170)	$(177)	$–
Beverages	165	8	(4)	(169)	–	–
Diversified Financial Services	32	–	–	(6)	(26)	–
Insurance	685	–	4	53	(742)	–
Lodging	124	–	3	–	(127)	–
Real Estate Investment Trusts	21	(25)	27	(23)	–	–
Foreign Issuer Bonds
Beverages	108	–	1	–	(109)	–
Insurance	113	–	15	–	(128)	–
Mining	108	19	(18)	(109)	–	–

Total	$1,701	$6	$26	$(424)	$(1,309)	$–

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO	MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 9.7%

Commercial Mortgage Services – 8.0%

Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A4, 4.78%, 7/10/43	$1,143	$1,183

Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.52%, 7/10/46	1,780	1,817

Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2, 5.32%, 9/10/47	2,595	2,646

Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.19%, 5/11/39	1,100	1,157

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40	950	975

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2, 5.08%, 2/15/31	1,645	1,666

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A1, 5.23%, 9/15/39	865	873
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2, 5.26%, 9/15/39	1,790	1,827
		12,144

Utilities – 1.7%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1, 1.83%, 2/15/16	2,610	2,648
Total Asset-Backed Securities
(Cost $14,710)		14,792

CORPORATE BONDS – 32.3%

Aerospace/Defense – 1.7%

BAE Systems Holdings, Inc., 4.95%, 6/1/14 (1)(2)	730	783

L-3 Communications Corp., 6.38%, 10/15/15	855	855
Northrop Grumman Corp., 3.70%, 8/1/14	900	935
		2,573

Banks – 2.8%

Bank of America Corp., 4.50%, 4/1/15 †	575	572

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 32.3% – continued

Banks – 2.8% – continued

Goldman Sachs Group (The), Inc., 5.15%, 1/15/14	$770	$796

6.00%, 5/1/14	620	654

JPMorgan Chase & Co., 3.70%, 1/20/15 †	1,100	1,111

Morgan Stanley, 4.20%, 11/20/14 †	435	421
Wells Fargo & Co., 4.38%, 1/31/13	685	717
		4,271

Beverages – 1.1%

Anheuser-Busch InBev Worldwide, Inc., 5.38%, 11/15/14 (1)(2)	740	803
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12	870	876
		1,679

Chemicals – 2.5%

Dow Chemical (The) Co., 7.60%, 5/15/14	845	968

EI du Pont de Nemours & Co., 3.25%, 1/15/15 †	1,045	1,072
Praxair, Inc., 1.75%, 11/15/12 †	1,700	1,712
		3,752

Computers – 1.6%

Dell, Inc., 3.38%, 6/15/12	765	794

Hewlett-Packard Co., 5.25%, 3/1/12	620	663
International Business Machines Corp., 2.10%, 5/6/13	1,035	1,049
		2,506

Diversified Financial Services – 6.1%

BlackRock, Inc., 3.50%, 12/10/14	1,505	1,537

Countrywide Home Loans, Inc., 4.00%, 3/22/11	690	703

Franklin Resources, Inc., 3.13%, 5/20/15	1,025	1,030

General Electric Capital Corp., 2.80%, 1/8/13 †	1,940	1,960

3.75%, 11/14/14 †	1,040	1,055

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 32.3% – continued

Diversified Financial Services – 6.1% – continued
John Deere Capital Corp., 5.25%, 10/1/12	$635	$687

Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (1)(2)	660	679
TD Ameritrade Holding Corp., 4.15%, 12/1/14	1,670	1,706
		9,357

Electric – 1.1%

Midamerican Energy Holdings Co., 3.15%, 7/15/12	900	924
PSEG Power LLC, 6.95%, 6/1/12	670	735
		1,659

Electronics – 0.8%

Agilent Technologies, Inc., 5.50%, 9/14/15	715	774

Thermo Fisher Scientific, Inc., 2.15%, 12/28/12 †	320	323

3.25%, 11/20/14	135	136
		1,233

Food – 0.5%
SUPERVALU, Inc., 8.00%, 5/1/16 †	745	734

Healthcare – Products – 0.8%

Boston Scientific Corp., 4.50%, 1/15/15	1,000	973
Medtronic, Inc., 3.00%, 3/15/15	325	331
		1,304

Insurance – 2.3%

Liberty Mutual Group, Inc., 5.75%, 3/15/14 (1)(2)	420	433

Metropolitan Life Global Funding I, 5.13%, 4/10/13 (1)(2)	160	172

5.13%, 6/10/14 (1)(2) †	1,180	1,266

New York Life Global Funding, 4.65%, 5/9/13 (1)(2)	720	769
Pricoa Global Funding I, 5.45%, 6/11/14 (1)(2)	780	841
		3,481

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 32.3% – continued
Iron/Steel – 0.5%

Steel Dynamics, Inc., 6.75%, 4/1/15	$165	$159

7.75%, 4/15/16	675	672
		831
Media – 1.8%

DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.63%, 5/15/16	1,120	1,209

NBC Universal, Inc., 3.65%, 4/30/15 (1)(2)	875	886
Time Warner Cable, Inc., 5.40%, 7/2/12	625	670
		2,765
Office/Business Equipment – 0.6%

Xerox Corp., 5.50%, 5/15/12	505	539

4.25%, 2/15/15 †	425	435
		974
Oil & Gas – 0.6%
Anadarko Petroleum Corp., 5.75%, 6/15/14 †	900	949
Packaging & Containers – 0.4%
Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	545	554
Pharmaceuticals – 1.7%

Eli Lilly & Co., 3.55%, 3/6/12	625	654

Express Scripts, Inc., 5.25%, 6/15/12	350	374

Novartis Capital Corp., 1.90%, 4/24/13 †	830	837
Pfizer, Inc., 4.45%, 3/15/12	630	665
		2,530
Pipelines – 2.4%

Energy Transfer Partners, L.P., 5.65%, 8/1/12	900	957

Enterprise Products Operating LLC, 5.60%, 10/15/14	450	487

Plains All American Pipeline, L.P./PAA Finance Corp., 5.63%, 12/15/13	700	749

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 32.3% – continued

Pipelines – 2.4% – continued

Transcontinental Gas Pipe Line Corp., 7.00%, 8/15/11	$895	$946
Williams Partners L.P., 3.80%, 2/15/15 (1)(2) †	455	455
		3,594

Telecommunications – 3.0%

AT&T, Inc., 4.95%, 1/15/13	1,275	1,372

Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14 †	490	542

Cisco Systems, Inc., 2.90%, 11/17/14 †	520	533

Qwest Corp., 7.63%, 6/15/15	935	977

Verizon New Jersey, Inc., 5.88%, 1/17/12	400	425
Windstream Corp., 8.13%, 8/1/13 †	665	672
		4,521
Total Corporate Bonds
(Cost $48,135)		49,267

FOREIGN ISSUER BONDS – 7.7%

Banks – 2.0%

Australia & New Zealand Banking Group Ltd., 2.40%, 1/11/13(1)(2)	1,860	1,864

Lloyds TSB Bank PLC, 4.38%, 1/12/15(1)(2)	615	588
Westpac Banking Corp., 4.20%, 2/27/15	615	627
		3,079

Chemicals – 0.3%
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	425	467

Electric – 0.3%
TransAlta Corp., 4.75%, 1/15/15 †	390	403

Food – 0.6%
Delhaize Group S.A., 5.88%, 2/1/14 †	895	991

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.7% – continued

Leisure Time – 0.6%
Royal Caribbean Cruises Ltd., 6.88%, 12/1/13 †	$885	$869

Mining – 0.8%
Teck Resources Ltd., 9.75%, 5/15/14 †	1,000	1,176

Miscellaneous Manufacturing – 0.2%
Tyco International Finance S.A., 4.13%, 10/15/14 †	245	257

Oil & Gas – 2.4%

Anadarko Finance Co., 6.75%, 5/1/11	895	930

Cenovus Energy, Inc., 4.50%, 9/15/14 (1)(2)	875	923

Conoco Funding Co., 6.35%, 10/15/11	680	728
Statoil ASA, 2.90%, 10/15/14 †	1,025	1,045
		3,626

Telecommunications – 0.5%
America Movil S.A.B. de C.V., 5.75%, 1/15/15 †	775	855
Total Foreign Issuer Bonds
(Cost $11,422)		11,723

U.S. GOVERNMENT AGENCIES – 27.0% (3)

Fannie Mae – 10.7%

1.88%, 10/29/12	1,705	1,712

2.13%, 1/25/13	1,811	1,823

2.10%, 9/16/13	1,800	1,807

3.13%, 9/29/14	1,250	1,262

Pool #190371, 6.50%, 7/1/36	1,099	1,199

Pool #257042, 6.50%, 1/1/38	670	730

Pool #555649, 7.50%, 10/1/32	116	131

Pool #893082, 5.82%, 9/1/36	825	872

Pool #897243, 6.00%, 11/1/36	1,760	1,903

Pool #988916, 5.00%, 8/1/23	1,545	1,643

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 27.0% (3) – continued

Fannie Mae – 10.7% – continued

Pool TBA, 5.50%, 6/15/39 (4)	$2,250	$2,400
Series 2006–12, Class PB, 5.50%, 8/25/29	800	839
		16,321

Federal Home Loan Bank – 2.4%

2.00%, 10/5/12	1,811	1,820
2.00%, 3/4/13	1,800	1,800
		3,620

Freddie Mac – 10.7%

1.80%, 3/25/13	1,800	1,801

2.13%, 8/26/13	1,800	1,807

Pool #1B3617, 5.95%, 10/1/37	810	861

Pool #848076, 5.53%, 6/1/38	1,238	1,318

Series 2647, Class PB, 5.00%, 10/15/28	3,738	3,905

Series 2668, Class OE, 5.00%, 10/15/28	700	735

Series 2775, Class MD, 5.00%, 10/15/28	500	526

Series 2866, Class TM, 5.00%, 1/15/29	425	448

Series 3070, Class QD, 5.00%, 9/15/28	1,000	1,044
Series 3200, Class ED, 5.00%, 12/15/31	3,745	3,938
		16,383

Freddie Mac Gold – 0.8%
Pool #G13387, 5.00%, 4/1/23	1,168	1,251

Government National Mortgage Association – 2.4%

Series 2007, Class 15A, 4.51%, 10/16/28	1,478	1,521

Series 2007, Class 4A, 4.21%, 6/16/29	1,028	1,064

Series 2008, Class 14AC, 4.46%, 12/16/30	234	245

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 27.0% (3) – continued

Government National Mortgage Association – 2.4% – continued
Series 2008, Class 8A, 3.61%, 11/16/27	$789	$803
		3,633
Total U.S. Government Agencies
(Cost $40,922)		41,208

U.S. GOVERNMENT OBLIGATIONS – 21.9%

U.S. Treasury Notes – 21.9%

1.38%, 9/15/12	7,974	8,059

1.38%, 11/15/12 †	5,420	5,466

1.38%, 5/15/13 †	19,704	19,779
		33,304
Total U.S. Government Obligations
(Cost $33,184)		33,304

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 21.2%

Northern Institutional Funds – Diversified Assets Portfolio (5)(6)	1,141,026	$1,141

Northern Institutional Funds – Liquid Assets Portfolio (5)(7)	31,185,565	31,186
Total Investment Companies
(Cost $32,327)		32,327

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.28%, 1/13/11(8)	$200	$200
Total Short – Term Investments
(Cost $200)		200

Total Investments – 119.9%
(Cost $180,900)		182,821
Liabilities less Other Assets – (19.9)%		(30,325)
NET ASSETS – 100.0%		$152,496

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2010 (UNAUDITED)

(2)	Restricted security that has been deemed illiquid. At May 31, 2010, the value of these restricted illiquid securities amounted to approximately $10,461,000 or 6.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 11/15/14	10/22/09	$786
Australia & New Zealand Banking Group Ltd., 2.40%, 1/11/13	1/29/10	1,859
BAE Systems Holdings, Inc., 4.95%, 6/1/14	6/1/09	729
Cenovus Energy, Inc., 4.50%, 9/15/14	9/15/09	874
Liberty Mutual Group, Inc., 5.75%, 3/15/14	6/16/09-1/5/10	393
Lloyds TSB Bank PLC, 4.38%, 1/12/15	1/5/10	615
Metropolitian Life Global Funding I, 5.13%, 4/10/13	11/23/09	171
Metropolitian Life Global Funding I, 5.13%, 6/10/14	6/3/09-1/12/10	1,237
NBC Universal, Inc., 3.65%, 4/30/15	4/27/10	873
New York Life Global Funding, 4.65%, 5/9/13	10/27/09	765
Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	657
Pricoa Global Funding I, 5.45%, 6/11/14	6/4/09	778
William Partners L.P., 3.80%, 2/15/15	2/2/10	455

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio.
(6)	The Portfolio had approximately $1,141,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the six months ended May 31, 2010.
(7)	Investment relates to cash collateral received from portfolio securities loaned.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2010, the credit quality distribution for the Short Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	60.5%
AA	7.8
A	12.1
BAA	16.0
BA	3.6

Total	100.0%

* Standard & Poor’s Rating Services.

At May 31, 2010, the Short Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Two Year U.S. Treasury Note	71	$15,488	Long	9/10	$15
Five Year U.S. Treasury Note	209	24,384	Short	9/10	(12)

Total					$3

Various inputs are used in determining the value of the Portfolio’s investments.

These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued	MAY 31, 2010 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of May 31, 2010:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$14,792(1)	$–	$14,792
Corporate Bonds	–	49,267(1)	–	49,267
Foreign Issuer Bonds	–	11,723(1)	–	11,723
U.S. Government Agencies	–	41,208(1)	–	41,208
U.S. Government Obligations	–	33,304	–	33,304
Investment Companies	32,327	–	–	32,327
Short-Term Investments	–	200	–	200

Total Investments	$32,327	$150,494	$–	$182,821

Other Financial Instruments *	$3	$–	$–	$3

(1)	Classifications as defined in the Schedule of Investments.

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/09 (000s)	NET REALIZED GAIN(LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 5/31/10 (000s)
Asset-Backed Securities
Utilities	$2,610	$–	$38	$–	$(2,648)	$–
Corporate Bonds
Aerospace/Defense	766	–	17	–	(783)	–
Beverages	802	–	1	–	(803)	–
Insurance	3,038	–	17	254	(3,309)	–
Foreign Issuer Bonds
Mining	450	81	(75)	(456)	–	–
Oil & Gas	917	–	6	–	(923)	–

Total	$8,583	$81	$4	$(202)	$(8,466)	$–

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO	MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 37.4% (1)

Fannie Mae – 26.3%

1.88%, 10/29/12	$514	$516

2.00%, 1/15/13	750	751

2.13%, 1/25/13	750	755

2.00%, 4/15/13	850	856

2.10%, 9/16/13	750	753

3.13%, 9/29/14	970	979

2.63%, 11/20/14	767	784

3.00%, 2/17/15	1,000	1,016

2.25%, 3/2/17	800	814

Pool #190371, 6.50%, 7/1/36	660	720

Pool #257042, 6.50%, 1/1/38	660	719

Pool #555649, 7.50%, 10/1/32	84	94

Pool #893082, 5.82%, 9/1/36	311	328

Pool TBA, 4.50%, 6/15/39 (2)	5,731	5,847

5.50%, 6/15/39 (2)	2,650	2,827
Series 2007, Class 26C, 5.50%, 3/25/33	839	887
		18,646

Federal Home Loan Bank – 2.9%

2.00%, 10/5/12	750	753

1.63%, 11/21/12	555	560

2.00%, 3/4/13	750	750
		2,063

Freddie Mac – 6.2%

1.80%, 3/25/13	750	751

2.13%, 8/26/13	800	803

Pool #1J0365, 5.82%, 4/1/37	391	413

Pool #1J2840, 5.95%, 9/1/37	703	747

Pool #410092, 3.17%, 11/1/24	6	6

Series 2647, Class PB, 5.00%, 10/15/28	1,000	1,045
Series 2944, Class WD, 5.50%, 11/15/28	586	604
		4,369

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 37.4% (1) – continued

Government National Mortgage Association – 2.0%

Series 2007, Class 4A, 4.21%, 6/16/29	$275	$285

Series 2007, Class 15A, 4.51%, 10/16/28	517	532

Series 2008, Class 8A, 3.61%, 11/16/27	276	281
Series 2008, Class 14AC, 4.46%, 12/16/30	341	357
		1,455
Total U.S. Government Agencies
(Cost $26,318)		26,533

U.S. GOVERNMENT OBLIGATIONS – 56.6%

U.S. Treasury Notes – 56.6%

1.38%, 5/15/12	5,182	5,245

0.75%, 5/31/12	8,676	8,671

1.38%, 5/15/13 †	11,326	11,369

2.63%, 7/31/14	3,539	3,651

2.13%, 5/31/15	7,890	7,900

4.25%, 8/15/15	1,875	2,065

3.50%, 5/15/20 †	1,250	1,271
		40,172
Total U.S. Government Obligations
(Cost $40,036)		40,172

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 55.5%

Northern Institutional Funds – Government Portfolio (3)(4)	29,240,509	$29,241
Northern Institutional Funds – Liquid Assets Portfolio (4)(5)	10,204,426	10,204
Total Investment Companies
(Cost $39,445)		39,445

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO continued	MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 0.30%, 1/13/11	$150	$150
Total Short-Term Investments
(Cost $150)		150

Total Investments – 149.7%
(Cost $105,949)		106,300
Liabilities less Other Assets – (49.7)%		(35,268)
NET ASSETS – 100.0%		$71,032

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	The Fund had approximately $29,241,000 of net purchases in the Government Portfolio of the Northern Institutional Funds during the six months ended May 31, 2010.
(4)	Investment in affiliated Portfolio.
(5)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2010, the credit quality distribution for the U.S. Government Securities Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	100.0%
Total	100.0%

* Standard & Poor’s Rating Services

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Securities Portfolio’s investments, which are carried at fair value, as of May 31, 2010:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies	$–	$26,533(1)	$–	$26,533
U.S. Government Obligations	–	40,172	–	40,172
Investment Companies	39,445	–	–	39,445
Short-Term Investments	–	150	–	150

Total Investments	$39,445	$66,855	$–	$106,300

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2010 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 21 portfolios as of May 31, 2010, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond, Core Bond, U.S. Treasury Index, Intermediate Bond, Short Bond, and U.S. Government Securities Portfolios (each a “Portfolio” and collectively, the “Portfolios” or “Fixed Income Portfolios”) are separate investment portfolios of the Trust, all of which are diversified portfolios. Presented herein are the financial statements for the Fixed Income Portfolios.

Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Each of the Fixed Income Portfolios is authorized to issue three classes of shares: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2010, each Portfolio had Class A and Class D shares outstanding. Class C shares were outstanding for the Bond, Core Bond, and U.S. Treasury Index Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Portfolio’s classes is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of market values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Portfolio may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At May 31, 2010, the Short Bond Portfolio had entered into exchange-traded long futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $200,000. Further information on how these positions impact the financial statements can be found in Note 10.

C) STRIPPED SECURITIES Stripped securities represent the right to receive future interest payments (interest-only stripped securities) or principal payments (principal-only stripped securities). The value of variable rate interest-only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest-only stripped securities and the value of principal-only stripped securities vary inversely with changes in interest rates.

D) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolios bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and change in unrealized gains or losses in forward foreign currency exchange contracts. Further information on how these positions impact the financial statements can be found in Note 10.

F) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Portfolios may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Portfolio until settlement takes place. At the time the Portfolio enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. As of May 31, 2010, the aggregate market value of securities segregated to cover the commitment was approximately (in thousands) $109,348, $15,730, $44,200, $79,830 and $62,962 for the Bond, Core Bond, Intermediate Bond, Short Bond, and U.S. Government Securities Portfolios respectively. When-issued securities at May 31, 2010, if any, are noted in each Portfolio’s Schedule of Investments and in aggregate, in each Portfolio’s Statement of Assets and Liabilities.

FIXED INCOME PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2010 (UNAUDITED)

G) MORTGAGE DOLLAR ROLLS The Portfolios may enter into mortgage “dollar rolls” in which a Portfolio sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Portfolio loses the right to receive principal and interest paid on the securities sold. However, a Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

H) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes and the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts.

I) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

J) PORTFOLIO SECURITIES LOANED Certain Portfolios participate in Northern Trust’s securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust) at May 31, 2010. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission, each of the Portfolios has invested cash collateral in Northern Institutional Funds – Liquid Assets Portfolio, one of the Trust’s money market funds. Non-cash collateral is held in custody for the Portfolios. The Portfolios do not exercise effective control over the non-cash collateral received and therefore it is not recognized on the Portfolios’ Statements of Assets and Liabilities. Each Portfolio’s percentage of ownership in Liquid Assets Portfolio is less than 5 percent. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for administering the securities lending program. The fees are typically based on a percentage of the revenue generated from the lending activities. Income from securities lending (net of fees) is disclosed as investment income in each Portfolio’s Statement of Operations.

The value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios at May 31, 2010, and the securities lending fees earned by Northern Trust for the six months then ended were as follows:

Amounts in thousands	VALUE OF SECURITIES LOANED	CASH COLLATERAL HELD ON BEHALF OF THE PORTFOLIO	NON-CASH COLLATERAL HELD ON BEHALF OF THE PORTFOLIO	FEES EARNED BY NORTHERN TRUST
Bond	$41,806	$42,640	$ —	$5
Core Bond	18,257	19,074	—	2
U.S. Treasury Index	35,104	35,745	—	4
Intermediate Bond	12,093	12,333	—	2
Short Bond	30,572	31,186	—	4
U.S. Government Securities	10,031	10,204	—	3

The following Portfolios had loaned securities in excess of 5 percent of net assets to the following individual broker/dealers at May 31, 2010. No other loans to individual broker/dealers exceeded 5 percent of each respective Portfolio’s net assets at May 31, 2010.

Portfolio	BROKER/DEALER	% OF SECURITIES LOANED WITH RESPECT TO NET ASSETS
U.S Treasury Index	Goldman, Sachs & Co	6.62%
Intermediate Bond	Barclays Capital, Inc	5.72%
	Citigroup Global Markets, Inc	5.24%
Short Bond	Barclays Capital, Inc	9.24%
U.S. Government Securities	Citigroup Global Markets, Inc	7.11%

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

K) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Bond	Monthly
Core Bond	Monthly
U.S. Treasury Index	Monthly
Intermediate Bond	Monthly
Short Bond	Monthly
U.S. Government Securities	Monthly

Distribution of net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains, Passive Foreign Investment Companies (PFICs) gains and losses, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios. At November 30, 2009 the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Bond	$173	$(173)	$ —
Core Bond	23	(23)	—
U.S. Treasury Index	—	(3,637)	3,637
Intermediate Bond	26	(26)	—
Short Bond	133	(133)	—
U.S. Government Securities	36	(36)

L) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2009, through the fiscal year ended November 30, 2009, the following Portfolios incurred net capital losses which each Portfolio intends to treat as having been incurred in the next fiscal year:

Amounts in thousands
Intermediate Bond	$3
Short Bond	120

At November 30, 2009, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	NOVEMBER 30, 2010	NOVEMBER 30, 2011	NOVEMBER 30, 2012	NOVEMBER 30, 2013	NOVEMBER 30, 2014	NOVEMBER 30, 2015	NOVEMBER 30, 2016	NOVEMBER 30, 2017
Bond	$2,065	$—	$—	$ —	$13,256	$1,064	$1,159	$—
Core Bond	—	—	—	—	480	1,997	413	—
Intermediate Bond	—	—	—	—	62	192	—	—
Short Bond	—	—	—	2,097	1,131	653	932	—

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

FIXED INCOME PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2010 (UNAUDITED)

At November 30, 2009, the tax components of undistributed net investment income and realized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Bond	$ —	$294	$ —
Core Bond	—	119	—
U.S. Treasury Index	—	1,288	1,711
Intermediate Bond	—	29	—
Short Bond	—	112	—
U.S. Government Securities	—	1,867	51

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Bond	$ —	$11,177	$ —
Core Bond	—	5,636	—
U.S. Treasury Index	—	5,102	130
Intermediate Bond	—	1,011	—
Short Bond	—	3,315	—
U.S. Government Securities	—	1,195	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond	$ —	$11,897	$ —
Core Bond	—	8,669	—
U.S. Treasury Index	—	6,168	—
Intermediate Bond	—	1,187	—
Short Bond	—	4,092	—
U.S. Government Securities	—	2,025	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2009, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2006 through November 30, 2009 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Portfolio’s respective average daily net assets). For the six months ended May 31, 2010, the investment adviser agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2010, were as follows:

	ANNUAL ADVISORY FEE	LESS WAIVER	ADVISORY FEE AFTER WAIVER
Bond	0.40%	0.15%	0.25%
Core Bond	0.40%	0.15%	0.25%
U.S. Treasury Index	0.30%	0.15%	0.15%
Intermediate Bond	0.40%	0.15%	0.25%
Short Bond	0.40%	0.15%	0.25%
U.S. Government Securities	0.40%	0.15%	0.25%

Prior to April 1, 2010, the waivers described above were voluntary and could be modified or terminated at any time. Starting April 1, 2010, the Investment Adviser has contractually agreed to waive a portion of the advisory fees charged to the Portfolios in the same amounts that it previously voluntarily waived. The contractual waiver arrangements are expected to continue until at least April 1, 2011. After this date, the Investment Adviser or a Portfolio may terminate the contractual arrangements.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Class-specific transfer agent fees for the six months ended May 31, 2010, were as follows:

Amounts in thousands	CLASS A	CLASS C	CLASS D
Bond	$12	$ —	$ —
Core Bond	4	—	—
U.S. Treasury Index	6	—	—
Intermediate Bond	2	—	—
Short Bond	9	—	—
U.S. Government Securities	4	—	—

For compensation as custodian, Northern Trust receives an amount based on certain levels of fixed and variable fees based on asset levels of the Portfolios. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are reflected in the Portfolios’ Statements of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolios at the annual rate of 0.10 percent of the average daily net assets of each Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest and other extraordinary expenses) (“Expenses”) that exceed on an annualized basis 0.10 percent of each other Portfolio’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

The expenses reimbursed during the six months ended May 31, 2010, under such arrangements, are shown in the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio and/or the Global Tactical Asset Allocation Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2010, were less than $500 for each of the Portfolios.

6. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2010, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolios were as follows:

Amounts in thousands	PURCHASES		SALES
	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Bond	$785,821	$134,667	$825,944	$153,184
Core Bond	284,486	38,419	293,315	45,207
U.S. Treasury Index	29,310	—	33,288	—
Intermediate Bond	159,309	25,234	157,383	21,686
Short Bond	313,919	51,708	362,412	41,968
U.S. Government Securities	425,576	—	426,182	1,316

FIXED INCOME PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2010 (UNAUDITED)

At May 31, 2010, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Bond	$5,432	$(1,758)	$3,674	$298,812
Core Bond	2,928	(1,263)	1,665	146,421
U.S. Treasury Index	4,816	(141)	4,675	163,953
Intermediate Bond	640	(261)	379	73,873
Short Bond	2,309	(388)	1,921	180,900
U.S. Government Securities	395	(44)	351	105,949

7. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the SEC, each Portfolio may invest its uninvested cash in a money market fund advised by the Investment Adviser or its affiliates. Accordingly, each Portfolio will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the money market fund pays to the Investment Adviser and/or its affiliates. It is expected that the uninvested cash of the Bond, Core Bond, Intermediate Bond and Short Bond Portfolios will be invested in the Trust’s Diversified Assets Portfolio and the uninvested cash of the U.S. Treasury Index and U.S. Government Securities Portfolios will be invested in the Trust’s Government Portfolio. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the Investment Adviser and/or its affiliates on any assets invested in the Trust’s Diversified Assets or Government Portfolios is 0.35 percent of the average daily net asset value of those assets. However, pursuant to the exemptive order, the Investment Adviser will reimburse each Portfolio for advisory fees otherwise payable by the Portfolio on any assets invested in the Diversified Assets or Government Portfolios.

8. BANK BORROWINGS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expense on the Statements of Operations. The agreement will expire on December 9, 2010, unless renewed.

At May 31, 2010, the Portfolios did not have any outstanding loans. The Portfolios did not incur any interest expense during the six months ended May 31, 2010.

9. CAPITAL SHARE TRANSACTIONS

Transactions in Class A shares for the six months ended May 31, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	764	$15,746	200	$4,115	(3,968)	$(81,938)	(3,004)	$(62,077)
Core Bond	2,299	23,761	134	1,383	(2,580)	(26,615)	(147)	(1,471)
U.S. Treasury Index	852	22,448	178	3,900	(980)	(25,392)	50	956
Intermediate Bond	376	7,944	22	471	(221)	(4,660)	177	3,755
Short Bond	2,968	56,150	89	1,677	(5,187)	(98,200)	(2,130)	(40,373)
U.S. Government Securities	671	13,590	118	2,398	(997)	(20,317)	(208)	(4,329)

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in Class A shares for the fiscal year ended November 30, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	3,478	$69,244	471	$9,351	(4,240)	$(83,452)	(291)	$(4,857)
Core Bond	1,355	13,382	528	5,205	(11,114)	(109,537)	(9,231)	(90,950)
U.S. Treasury Index	2,402	55,067	192	4,423	(6,028)	(139,169)	(3,434)	(79,679)
Intermediate Bond	1,217	24,112	31	634	(453)	(8,043)	795	16,703
Short Bond	9,344	164,349	121	2,251	(5,649)	(94,835)	3,816	71,765
U.S. Government Securities	1,303	26,741	54	1,106	(1,222)	(25,223)	135	2,624

Transactions in Class C shares for the six months ended May 31, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Bond	3	$44	—	$4	(4)	$(76)	(1)	$(28)

Transactions in Class C shares* for the fiscal year ended November 30, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Bond	2	$37	—	$7	(4)	$(82)	(2)	$(38)
U.S. Treasury Index	115	2,677	1	21	(259)	(5,994)	(143)	(3,296)

Transactions in Class D shares for the six months ended May 31, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE IN NET ASSETS
Bond	—	$12	—	$1	—	$—	—	$13
Short Bond	—	5	—	1	—	—	—	6
U.S. Government Securities	—	—	—	3	—	—	—	3

Transactions in Class D shares* for the fiscal year ended November 30, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	1	$17	—	$2	(1)	$(12)	—	$7
U.S. Treasury Index	—	1	—	—	—	(8)	—	(7)
Short Bond	1	8	—	1	—	(1)	1	8
U.S. Government Securities	—	—	—	1	—	(16)	—	(15)

*	Core Bond’s activity in shares and dollars for Class C and Class D was less than 500.

FIXED INCOME PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2010 (UNAUDITED)

10. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Portfolios have been designated as hedging instruments. Information concerning the types of derivatives in which the Portfolios invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by location as presented in the Statements of Asset and Liabilities as of May 31, 2010:

Amounts in thousands		ASSETS		LIABILITIES
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	COUNTERPARTY
Short Bond	Interest Rate Contracts	Net Assets — Unrealized appreciation	$15*	Net unrealized depreciation	$(12)*	Credit Suisse

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported with the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolios’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the period ended May 31, 2010:

Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	$139
Core Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	116
Short Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	(520)

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(258)
Core Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(148)
Short Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	248

Volume of Derivative Activity for the six months ended May 31, 2010*

	INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT (000s)
Bond	7	$3,316
Core Bond	8	966
Short Bond	7	14,927

*	Activity during the period is measured by number of trades during the period and average notional amount for interest rate contracts.

11. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 amends ASC 820, “Fair Value Measurements and Disclosures” (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU 2010-06 and the impact it will have to the Portfolios’ financial statement disclosures.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2010 (UNAUDITED)

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were available to be issued and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

FIXED INCOME PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

FUND EXPENSES	MAY 31, 2010 (UNAUDITED)

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2009 through May 31, 2010.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/09 - 5/31/10” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/2009 - 5/31/10
Actual	0.36%	$1,000.00	$1,020.10	$1.81
Hypothetical	0.36%	$1,000.00	$1,023.14	$1.82	**
CLASS C
Actual	0.60%	$1,000.00	$1,018.80	$3.02
Hypothetical	0.60%	$1,000.00	$1,021.94	$3.02	**
CLASS D
Actual	0.75%	$1,000.00	$1,018.10	$3.77
Hypothetical	0.75%	$1,000.00	$1,021.19	$3.78	**

CORE BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/2009 - 5/31/10
Actual	0.36%	$1,000.00	$1,025.00	$1.82
Hypothetical	0.36%	$1,000.00	$1,023.14	$1.82	**
CLASS C
Actual	0.60%	$1,000.00	$1,022.80	$3.03
Hypothetical	0.60%	$1,000.00	$1,021.94	$3.02	**
CLASS D
Actual	0.75%	$1,000.00	$1,021.40	$3.78
Hypothetical	0.75%	$1,000.00	$1,021.19	$3.78	**

U.S. TREASURY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/2009 - 5/31/10
Actual	0.26%	$1,000.00	$1,011.30	$1.30
Hypothetical	0.26%	$1,000.00	$1,023.64	$1.31	**
CLASS C
Actual	0.50%	$1,000.00	$1,008.70	$2.50
Hypothetical	0.50%	$1,000.00	$1,022.44	$2.52	**
CLASS D
Actual	0.65%	$1,000.00	$1,008.90	$3.26
Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28	**

INTERMEDIATE BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/2009 - 5/31/10
Actual	0.36%	$1,000.00	$1,015.70	$1.81
Hypothetical	0.36%	$1,000.00	$1,023.14	$1.82	**
CLASS D
Actual	0.75%	$1,000.00	$1,010.40	$3.76
Hypothetical	0.75%	$1,000.00	$1,021.19	$3.78	**

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FUND EXPENSES continued	MAY 31, 2010 (UNAUDITED)

SHORT BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/2009 - 5/31/10
Actual	0.36%	$1,000.00	$1,010.10	$1.80
Hypthetical	0.36%	$1,000.00	$1,023.14	$1.82	**
CLASS D
Actual	0.75%	$1,000.00	$1,007.60	$3.75
Hypthetical	0.75%	$1,000.00	$1,021.19	$3.78	**

U.S. GOVERNMENT SECURITIES

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/2009 - 5/31/10
Actual	0.36%	$1,000.00	$1,007.80	$1.80
Hypthetical	0.36%	$1,000.00	$1,023.14	$1.82	**
CLASS D
Actual	0.75%	$1,000.00	$1,005.90	$3.75
Hypthetical	0.75%	$1,000.00	$1,021.19	$3.78	**

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2010. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

FIXED INCOME PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

TRUSTEES AND OFFICERS	MAY 31, 2010 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolios with Northern Trust Investments, N.A. (“NTI” or “the Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 6-7, 2010 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of the Investment Adviser, its services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) expenses borne by the Portfolios; (vi) the Investment Adviser’s profitability; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolios; and (viii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Portfolios compared to the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other comparable institutional accounts; (v) the Investment Adviser’s staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolios. In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include services as the Portfolios’ custodian, transfer agent, and administrator and securities lending agent. The Trustees considered the quality of the non-advisory services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. Attention was given to the Investment Adviser’s and its affiliates’ generally more conservative approach to investment management with respect to credit risk and its diligent and expanded risk management processes, including the steps taken by the Investment Adviser and its affiliates to strengthen the credit risk management processes in the past year. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements applicable to the Portfolios, the compliance oversight program with respect to all of the Portfolios’ service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolios. The Trustees noted the

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	59	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

TRUSTEES AND OFFICERS continued

Investment Adviser’s and its affiliates’ strong financial position, stability, and commitment to growing the mutual fund business, as evidenced by their support to the Trust’s money market portfolios, as well as commitment of other resources to support the Portfolios. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios.

Performance

The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Portfolios’ investment performance relative to their respective performance benchmarks and objectives and credit parameters applicable to the Portfolios and the investor base the Portfolios are intended to serve. They also noted the potential impact of the relative risk parameters of the different Portfolios. For example, the U.S. Government Securities Portfolio did not invest in any corporate debt. The Trustees also took into consideration the extreme market volatility in recent years and credit problems caused by sub-prime loan defaults, the effects of these events on the Portfolios’ performance, as well as how the Investment Adviser’s investment strategies may cause the Portfolios to underperform against their peers during certain market environments. For Portfolios that had been in existence for the applicable periods, information on the Portfolios’ investment performance was provided for one, two, three, four, five and ten years. The Trustees also reviewed each Portfolio’s excess returns, if applicable, versus targeted returns. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolios and the changes made throughout the year to investment personnel and processes to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews ascertain Portfolios requested by the Trustees and provided by the Investment Adviser had assisted them in evaluating performance issues.

Based on the information received, investment performance of the Portfolios was, in general, competitive in light of the factors mentioned above. In particular, the U.S. Treasury Index Portfolio was generally tracking its index. The Trustees discussed that over the three- and five-year periods, the Portfolios either slightly exceeded or lagged their respective benchmarks and were in the second peer quartiles for those time periods. Overall, the Trustees concluded that the Investment Adviser was devoting appropriate resources to improving the investment performance of the Portfolios.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolios’ contractual advisory fee rates; the Portfolios’ total operating expense ratios; the Investment Adviser’s voluntary fee waivers and expense reimbursements with respect to the Portfolios; the Investment Adviser’s contractual commitment to continue the fee waivers and expense reimbursements for at least one year; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios. In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees reviewed the Investment Adviser’s methodology for allocating costs to the Portfolios, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although the Investment Adviser’s methodology was continuously refined, it had remained consistent with that presented to the Trustees in prior years and had previously been reviewed by the Portfolios’ auditors for reasonability. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, business lines, firm structure and cost allocation methodology.

Information on the services rendered by the Investment Adviser to the Portfolios, the fee rate paid by the Portfolios under the Advisory Agreement and the Portfolios’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that each of the Portfolios’ total expense ratios after waiver of advisory fees and reimbursement of expenses was at or below the peer group median determined by Lipper, and each of the Portfolios’ advisory fee rates after waivers was at or below the Lipper peer group median. Information was also provided comparing the Portfolios’ fee rates to the fee rates charged by the Investment Adviser to private accounts managed by them with similar investment strategies. With regard to these clients, the Trustees noted the difference in services provided by the Investment Adviser, regulatory and compliance differences, board and committee support and other differences in operations among the Portfolios and the private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios.

FIXED INCOME PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2010 (UNAUDITED)

Economies of Scale

The Trustees considered the fees paid by the Portfolios to the Investment Adviser and its affiliates for custodial, transfer agency, and administration (including contractual reimbursements made by the affiliate performing administration services) and securities lending services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through the Investment Adviser’s contractual fee waivers and contractual expense reimbursements that limit the expenses for the Portfolios to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of the relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative, accounting and securities lending functions. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company. The Trustees also reviewed Northern’s use of the Portfolios’ brokerage commissions on its brokerage transactions to obtain research products and services. The Trustees determined that Northern’s use of so-called “soft dollars” was within applicable statutory requirements and SEC guidance. The Trustees considered the extent to which Northern and its other clients as well as the Portfolios benefited from receipt of these research products and services.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northerninstitutionalfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

FIXED INCOME PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

12	SCHEDULES OF INVESTMENTS

12	DIVERSIFIED ASSETS PORTFOLIO

17	GOVERNMENT PORTFOLIO

21	GOVERNMENT SELECT PORTFOLIO

25	TREASURY PORTFOLIO

27	TAX-EXEMPT PORTFOLIO

37	MUNICIPAL PORTFOLIO

58	ABBREVIATIONS AND OTHER INFORMATION

59	NOTES TO THE FINANCIAL STATEMENTS

65	FUND EXPENSES

67	TRUSTEES AND OFFICERS

67	APPROVAL OF ADVISORY AGREEMENT

72	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Investments in the Portfolios are not insured or guaranteed by the FDIC or any other governmental agency. Although each Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC,

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	MAY 31, 2010 (UNAUDITED)

Amounts in thousands, except per share data	DIVERSIFIED ASSETS PORTFOLIO	GOVERNMENT PORTFOLIO	GOVERNMENT SELECT PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	MUNICIPAL PORTFOLIO
ASSETS:
Investments, at amortized cost	$7,509,059	$4,410,056	$12,547,215	$1,204,012	$1,499,043	$4,680,684
Repurchase agreements, at cost which approximates fair value	2,856,133	1,936,915	–	2,880,532	–	–
Cash	–	200,526	106,457	–	52	41
Interest income receivable	4,586	8,388	17,128	862	2,057	7,017
Receivable for securities sold	–	–	–	–	4,025	24,724
Receivable for fund shares sold	160,000	–	–	44,000	–	–
Receivable from affiliated administrator	571	630	220	228	37	96
Prepaid and other assets	125	110	180	39	27	87
Total Assets	10,530,474	6,556,625	12,671,200	4,129,673	1,505,241	4,712,649
LIABILITIES:
Cash overdraft	159,222	–	–	42,680	–	–
Payable for securities purchased	184,047	94,319	74,991	–	300	2,900
Payable for fund shares redeemed	–	200,000	–	–	–	–
Distributions payable to shareholders	96	53	508	323	28	692
Payable to affiliates:
Investment advisory fees	2,084	1,291	1,101	343	341	439
Administration fees	833	516	1,101	343	136	439
Custody and accounting fees	88	55	113	37	13	45
Shareholder servicing fees	15	9	26	–	3	10
Transfer agent fees	11	13	18	2	8	1
Trustee fees	101	36	63	2	8	25
Accrued other liabilities	92	67	128	36	11	71
Total Liabilities	346,589	296,359	78,049	43,766	848	4,622
Net Assets	$10,183,885	$6,260,266	$12,593,151	$4,085,907	$1,504,393	$4,708,027
ANALYSIS OF NET ASSETS:
Capital stock	$10,183,759	$6,260,255	$12,593,146	$4,085,907	$1,504,395	$4,708,012
Accumulated undistributed net investment income (loss)	125	1	–	–	(2)	–
Accumulated undistributed net realized gain	1	10	5	–	–	15
Net Assets	$10,183,885	$6,260,266	$12,593,151	$4,085,907	$1,504,393	$4,708,027
Net Assets:
Shares	$10,124,277	$6,224,160	$12,476,087	$4,085,907	$1,502,819	$4,660,721
Service Shares	59,608	36,106	117,064	–	1,574	47,306
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	10,124,087	6,224,119	12,476,076	4,085,907	1,502,816	4,660,723
Service Shares	59,673	36,104	117,062	–	1,577	47,300
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Service Shares	1.00	1.00	1.00	–	1.00	1.00

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

Amounts in thousands	DIVERSIFIED ASSETS PORTFOLIO	GOVERNMENT PORTFOLIO	GOVERNMENT SELECT PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	MUNICIPAL PORTFOLIO
INVESTMENT INCOME:
Interest income	$14,529	$6,637	$14,973	$3,789	$2,441	$8,801
EXPENSES:
Investment advisory fees	12,142	7,788	14,133	3,709	2,141	6,000
Administration fees	4,857	3,115	7,066	1,854	856	3,000
Custody and accounting fees	526	344	727	213	94	314
Transfer agent fees	48	21	58	3	16	23
Registration fees	45	36	47	27	20	37
Printing fees	20	14	31	7	2	15
Professional fees	116	82	158	41	14	89
Shareholder servicing fees	109	57	172	–	3	70
Trustee fees	61	43	84	21	7	46
Interest expense	–	–	3	–	–	–
Other	87	88	113	12	10	45
Total Expenses	18,011	11,588	22,592	5,887	3,163	9,639
Less waivers of investment advisory fees	–	–	(7,067)	(1,854)	–	(3,000)
Less expenses reimbursed by investment adviser	(3,041)	(4,616)	(951)	(978)	(665)	(59)
Less expenses reimbursed by administrator	(848)	(567)	(1,172)	(281)	(144)	(554)
Less custodian credits	(3)	(32)	–	(35)	(5)	–
Net Expenses	14,119	6,373	13,402	2,739	2,349	6,026
Net Investment Income	410	264	1,571	1,050	92	2,775
NET REALIZED GAINS:
Net realized gains on:
Investments	1	10	5	–	–	15
Net Gains	1	10	5	–	–	15
Net Increase in Net Assets Resulting from Operations	$411	$274	$1,576	$1,050	$92	$2,790

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	DIVERSIFIED ASSETS PORTFOLIO		GOVERNMENT PORTFOLIO
Amounts in thousands	2010	2009	2010	2009
OPERATIONS:
Net investment income	$410	$20,497	$264	$10,765
Net realized gains (losses) on:
Investments	1	(12,239)	10	57
Capital Support Agreement	–	12,458	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	–	29,819	–	–
Capital Support Agreement	–	(29,819)	–	–
Net Increase in Net Assets Resulting from Operations	411	20,716	274	10,822
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	609,167	411,566	865,905	(2,090,966)
Net increase (decrease) in net assets resulting from Service Shares transactions	(26,942)	(25,760)	(12,456)	(108,880)
Net decrease in net assets resulting from Premier Shares transactions	–	–	–	(5,593)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	582,225	385,806	853,449	(2,205,439)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(500)	(24,097)	(317)	(10,785)
Total Distributions to Shares Shareholders	(500)	(24,097)	(317)	(10,785)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(4)	(134)	(3)	(104)
Total Distributions to Service Shares Shareholders	(4)	(134)	(3)	(104)
Total Increase (Decrease) in Net Assets	582,132	382,291	853,403	(2,205,506)
NET ASSETS:
Beginning of period	9,601,753	9,219,462	5,406,863	7,612,369
End of period	$10,183,885	$9,601,753	$6,260,266	$5,406,863
Accumulated Undistributed Net Investment Income (Loss)	$125	$219	$1	$57

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31,  2010 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30, 2009

GOVERNMENT SELECT PORTFOLIO		TREASURY PORTFOLIO		TAX-EXEMPT PORTFOLIO		MUNICIPAL PORTFOLIO
2010	2009	2010	2009	2010	2009	2010	2009

$1,571	$31,569	$1,050	$1,751	$92	$4,139	$2,775	$25,995

5	4	–	10	–	38	15	15
–	–	–	–	–	–	–	–

–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
1,576	31,573	1,050	1,761	92	4,177	2,790	26,010

(2,339,038)	(671,403)	1,152,304	2,461,813	(179,210)	570,086	(1,414,337)	1,197,969
(14,541)	(380,473)	–	–	(2,938)	(99)	(26,195)	1,246
–	–	–	–	–	–	–	–
(2,353,579)	(1,051,876)	1,152,304	2,461,813	(182,148)	569,987	(1,440,532)	1,199,215

(1,568)	(31,608)	(1,060)	(1,751)	(99)	(4,348)	(2,796)	(26,074)
(1,568)	(31,608)	(1,060)	(1,751)	(99)	(4,348)	(2,796)	(26,074)

(7)	(193)	–	–	–	(10)	(3)	(173)
(7)	(193)	–	–	–	(10)	(3)	(173)
(2,353,578)	(1,052,104)	1,152,294	2,461,823	(182,155)	569,806	(1,440,541)	1,198,978

14,946,729	15,998,833	2,933,613	471,790	1,686,548	1,116,742	6,148,568	4,949,590
$12,593,151	$14,946,729	$4,085,907	$2,933,613	$1,504,393	$1,686,548	$4,708,027	$6,148,568
$–	$4	$–	$10	$(2)	$5	$–	$24

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL ANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORT FOLIOS

FINANCIAL HIGHLIGHTS

DIVERSIFIED ASSETS PORT FOLIO	SHARES
Selected per share data	2010(1)	2009(1)		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–		0.02		0.05		0.05		0.03
Net realized and unrealized gains (losses)	–	–		–		–		–		–
Total from Investment Operations	–	–		0.02		0.05		0.05		0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–	–		(0.02)		(0.05)		(0.05)		(0.03)
Total Distributions Paid	–	–		(0.02)		(0.05)		(0.05)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(2)	0.01%	0.25	%(3)	2.45	%(3)	5.07%		4.70%		2.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$10,124,277	$9,515,203		$9,107,046		$14,850,516		$12,541,081		$10,608,494
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.29%	0.39	%(5)	0.36	%(6)	0.35	%(7)	0.35	%(7)	0.35%
Expenses, before waivers, reimbursements and credits	0.37%	0.41%		0.38%		0.37%		0.37%		0.37%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.21%		2.60%		4.96%		4.61%		2.75%
Net investment income (loss), before waivers, reimbursements and credits	(0.07)%	0.19%		2.58%		4.94%		4.59%		2.73%

	SERVICE
Selected per share data	2010(1)	2009(1)		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–		0.02		0.05		0.04		0.02
Net realized and unrealized gains (losses)	–	–		–		–		–		–
Total from Investment Operations	–	–		0.02		0.05		0.04		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–		(0.02)		(0.05)		(0.04)		(0.02)
Total Distributions Paid	–	–		(0.02)		(0.05)		(0.04)		(0.02)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(2)	0.01%	0.12	%(3)	2.18	%(3)	4.80%		4.43%		2.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$59,608	$86,550		$112,416		$209,839		$131,092		$123,798
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.29%	0.54	%(5)	0.62	%(6)	0.61	%(7)	0.61	%(7)	0.61%
Expenses, before waivers, reimbursements and credits	0.63%	0.67%		0.64%		0.63%		0.63%		0.63%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.06%		2.34%		4.70%		4.35%		2.49%
Net investment income (loss), before waivers, reimbursements and credits	(0.33)%	(0.07)%		2.32%		4.68%		4.33%		2.47%

(1)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Without the value of the Capital Support Agreement, the total return would have been 0.46% and 0.22% for the Shares and Service Shares, respectively for the fiscal year ended November 30, 2009 and 2.19% and 1.95%, for Shares and Service Shares, respectively, for the fiscal year ended November 30, 2008.
(4)	Annualized for periods less than one year.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $4,328,000 and $52,000 for Shares and Service Shares, respectively, which represents 0.04% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes the Participation Fee of approximately $1,026,000 and $13,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(7)	The net expense ratio includes custodian credits of approximately $859,000 and $806,000, which represents 0.01% of average net assets for the fiscal years ended November 30, 2007 and 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2010(1)	2009(1)		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–		0.02		0.05		0.05		0.03
Net realized gains (losses)	–	–		–		–		–		–
Total from Investment Operations	–	–		0.02		0.05		0.05		0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–	–		(0.02)		(0.05)		(0.05)		(0.03)
Total Distributions Paid	–	–		(0.02)		(0.05)		(0.05)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(2)	0.01%	0.13%		2.30%		4.93%		4.65%		2.74%
SUPPLEMENTAL DATA AND RATIOS :
Net assets, in thousands, end of period	$6,224,160	$5,358,301		$7,449,332		$2,944,139		$2,885,277		$2,768,848
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.20%	0.36	%(4)	0.36	%(5)	0.35	%(6)	0.35	%(6)	0.35	%(6)
Expenses, before waivers, reimbursements and credits	0.37%	0.40%		0.38%		0.37%		0.38%		0.37%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.14%		2.13%		4.87%		4.57%		2.74%
Net investment income (loss), before waivers, reimbursements and credits	(0.16)%	0.10%		2.11%		4.85%		4.54%		2.72%

	SERVICE
Selected per share data	2010(1)	2009(1)		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–		0.02		0.05		0.04		0.02
Net realized gains (losses)	–	–		–		–		–		–
Total from Investment Operations	–	–		0.02		0.05		0.04		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–		(0.02)		(0.05)		(0.04)		(0.02)
Total Distributions Paid	–	–		(0.02)		(0.05)		(0.04)		(0.02)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(2)	0.01%	0.07%		2.04%		4.67%		4.38%		2.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$36,106	$48,562		$157,444		$179,435		$104,203		$87,499
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.20%	0.47	%(4)	0.62	%(5)	0.61	%(6)	0.61	%(6)	0.61	%(6)
Expenses, before waivers, reimbursements and credits	0.63%	0.66%		0.64%		0.63%		0.64%		0.63%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.03%		1.87%		4.61%		4.31%		2.48%
Net investment income (loss), before waivers, reimbursements and credits	(0.42)%	(0.16)%		1.85%		4.59%		4.28%		2.46%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $2,627,000 and $43,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the Participation Fee of approximately $622,000 and $10,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes custodian credits of approximately $348,000, $342,000 and $241,000, which represents 0.01% of average net assets for the fiscal years ended November 30, 2007, 2006 and 2005, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2010(1)	2009(1)		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–		0.02		0.05		0.05		0.03
Net realized gains (losses)	–	–		–		–		–		–
Total from Investment Operations	–	–		0.02		0.05		0.05		0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–	–		(0.02)		(0.05)		(0.05)		(0.03)
Total Distributions Paid	–	–		(0.02)		(0.05)		(0.05)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(2)	0.01%	0.20%		2.31%		5.03%		4.72%		2.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$12,476,087	$14,815,124		$15,486,752		$8,005,182		$4,713,406		$4,060,096
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.19%	0.23	%(4)	0.21	%(5)	0.20	%(6)	0.20	%(6)	0.20%
Expenses, before waivers, reimbursements and credits	0.32%	0.34%		0.33%		0.32%		0.32%		0.33%
Net investment income, net of waivers, reimbursements and credits	0.02%	0.20%		2.13%		4.90%		4.64%		2.80%
Net investment income (loss), before waivers, reimbursements and credits	(0.11)%	0.09%		2.01%		4.78%		4.52%		2.67%

	SERVICE
Selected per share data	2010(1)	2009(1)		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–		0.02		0.05		0.04		0.03
Net realized gains (losses)	–	–		–		–		–		–
Total from Investment Operations	–	–		0.02		0.05		0.04		0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–	–		(0.02)		(0.05)		(0.04)		(0.03)
Total Distributions Paid	–	–		(0.02)		(0.05)		(0.04)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(2)	0.01%	0.06%		2.05%		4.75%		4.45%		2.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$117,064	$131,605		$512,081		$84,905		$68,295		$69,519
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.19%	0.38	%(4)	0.47	%(5)	0.46	%(6)	0.46	%(6)	0.46%
Expenses, before waivers, reimbursements and credits	0.58%	0.60%		0.59%		0.58%		0.58%		0.59%
Net investment income, net of waivers, reimbursements and credits	0.02%	0.05%		1.87%		4.64%		4.38%		2.54%
Net investment income (loss), before waivers, reimbursements and credits	(0.37)%	(0.17)%		1.75%		4.52%		4.26%		2.41%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $3,958,000 and $26,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the Participation Fee of approximately $920,000 and $24,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes custodian credits of approximately $380,000 and $416,000, which represents 0.01% of average net assets for the fiscal years ended November 30, 2007 and 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

OR FISCAL YEARS OR PERIODS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SHARES
Selected per share data	2010(1)	2009(1)	2008(2)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–
Net realized gains (losses)	–	–	–
Total from Investment Operations	–	–	–
LESS DISTRIBUTIONS PAID :
From net investment income	–	–	–
Total Distributions Paid	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return(3)	0.03%	0.11%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,085,907	$2,933,613	$471,790
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.15%	0.13%	0.00%
Expenses, before waivers, reimbursements and credits	0.32%	0.32%	0.57	%(5)
Net investment income, net of waivers, reimbursements and credits	0.05%	0.10%	0.30%
Net investment loss, before waivers, reimbursements and credits	(0.12)%	(0.09)%	(0.27	)%(5)

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	For the period November 5, 2008 (commencement of operations) through November 30, 2008. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The ratios of expenses and net investment loss were previously reported as 0.47% and (0.17)%, respectively. This had no impact to the Portfolio’s net asset value.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

TAX - EXEMPT PORTFOLIO	SHARES
Selected per share data	2010(1)	2009(1)		2008		2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–		0.02		0.03	0.03	0.02
Net realized gains (losses)	–	–		–		–	–	–
Total from Investment Operations	–	–		0.02		0.03	0.03	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–		(0.02)		(0.03)	(0.03)	(0.02)
Total Distributions Paid	–	–		(0.02)		(0.03)	(0.03)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.35%		2.18%		3.36%	3.11%	1.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,502,819	$1,682,036		$1,112,129		$933,614	$549,349	$685,136
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.27%	0.37	%(4)	0.36	%(5)	0.35%	0.35%	0.35%
Expenses, before waivers, reimbursements and credits	0.37%	0.40%		0.38%		0.38%	0.38%	0.38%
Net investment income, net of waivers, reimbursements and credits	0.02%	0.33%		2.14%		3.32%	3.00%	1.96%
Net investment income (loss), before waivers, reimbursements and credits	(0.08)%	0.30%		2.12%		3.29%	2.97%	1.93%

	SERVICE
Selected per share data	2010(1)	2009(1)		2008		2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–		0.02		0.03	0.03	0.02
Net realized gains (losses)	–	–		–		–	–	–
Total from Investment Operations	–	–		0.02		0.03	0.03	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–		(0.02)		(0.03)	(0.03)	(0.02)
Total Distributions Paid	–	–		(0.02)		(0.03)	(0.03)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.17%		1.92%		3.10%	2.82%	1.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,574	$4,512		$4,613		$3,848	$4,023	$4,769
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.27%	0.60	%(4)	0.62	%(5)	0.61%	0.61%	0.61%
Expenses, before waivers, reimbursements and credits	0.63%	0.66%		0.64%		0.64%	0.64%	0.64%
Net investment income, net of waivers, reimbursements and credits	0.02%	0.10%		1.88%		3.06%	2.74%	1.70%
Net investment income (loss), before waivers, reimbursements and credits	(0.34)%	0.04%		1.86%		3.03%	2.71%	1.67%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $318,000 and $1,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the Participation Fee of approximately $75,000 and $1,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SHARES
Selected per share data	2010(1)	2009(1)		2008		2007	2006		2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–		0.02		0.03	0.03		0.02
Net realized gains (losses)	–	–		–		–	–		–
Total from Investment Operations	–	–		0.02		0.03	0.03		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–		(0.02)		(0.03)	(0.03)		(0.02)
Total Distributions Paid	–	–		(0.02)		(0.03)	(0.03)		(0.02)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return(2)	0.05%	0.49%		2.29%		3.52%	3.24%		2.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,660,721	$6,075,067		$4,877,332		$4,055,785	$2,454,129		$1,095,146
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.20%	0.23	%(4)	0.21	%(5)	0.20%	0.20	%(6)	0.20%
Expenses, before waivers, reimbursements and credits	0.32%	0.34%		0.33%		0.32%	0.32%		0.32%
Net investment income, net of waivers, reimbursements and credits	0.09%	0.47%		2.24%		3.47%	3.23%		2.12%
Net investment income (loss), before waivers, reimbursements and credits	(0.03)%	0.36%		2.12%		3.35%	3.11%		2.00%

	SERVICE
Selected per share data	2010(1)	2009(1)		2008		2007	2006		2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–		0.02		0.03	0.03		0.02
Net realized gains (losses)	–	–		–		–	–		–
Total from Investment Operations	–	–		0.02		0.03	0.03		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	–		(0.02)		(0.03)	(0.03)		(0.02)
Total Distributions Paid	–	–		(0.02)		(0.03)	(0.03)		(0.02)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return(2)	0.01%	0.24%		2.02%		3.26%	2.98%		1.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$47,306	$73,501		$72,258		$46,658	$55,183		$89,445
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.28%	0.47	%(4)	0.47	%(5)	0.46%	0.46	%(6)	0.46%
Expenses, before waivers, reimbursements and credits	0.58%	0.60%		0.59%		0.58%	0.58%		0.58%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.23%		1.98%		3.21%	2.97%		1.86%
Net investment income (loss), before waivers, reimbursements and credits	(0.29)%	0.10%		1.86%		3.09%	2.85%		1.74%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,360,000 and $29,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the Participation Fee of approximately $322,000 and $7,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes custodian credits of approximately $166,000, which represents 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 22.8%

Non-U.S. Depository Institutions – 22.8%

Abbey National Treasury Services, FRCD,

0.30%, 6/1/10	$75,000	$75,000

Banco Bilbao Vizcaya Argentaria,

0.27%, 6/21/10	35,000	35,000

0.29%, 7/7/10	35,000	35,000

0.35%, 7/26/10	100,000	100,001

Banco Bilbao Vizcaya Argentaria, London,

0.26%, 6/10/10	35,000	35,000

0.31%, 7/30/10	55,000	55,000

0.34%, 8/19/10	20,000	20,000

Bank of Nova Scotia, Houston,

0.30%, 6/15/10	10,000	10,000

0.29%, 6/18/10	45,000	45,000

Bank of Tokyo-Mitsubishi, New York,

0.40%, 6/28/10	35,000	35,000

Barclays Bank, New York Branch,

0.52%, 8/24/10	81,000	81,000

Barclays Bank PLC, FRCD,

0.64%, 6/14/10	50,000	50,000

0.35%, 6/21/10	60,000	60,000

BNP Paribas, New York Branch,

0.40%, 10/18/10	65,000	65,000

BNP Paribas S.A., London Branch,

0.30%, 7/6/10	65,000	65,000

Credit Agricole CIB, New York,

0.57%, 8/2/10	80,000	80,000

Credit Agricole S.A., London Branch,

0.35%, 8/20/10	100,000	100,000

Deutsche Bank, New York Branch,

0.36%, 6/30/10	45,000	45,000

0.30%, 7/19/10	50,000	50,000

0.30%, 7/26/10	70,000	70,000

DNB Norway Bank A.S.A., New York Branch,

0.31%, 8/3/10	72,000	72,000

National Australia Bank, London Branch,

0.24%, 6/18/10	155,000	155,000

0.34%, 8/5/10	40,000	40,000

National Australia Bank, New York, FRCD,

0.45%, 6/28/10	50,000	50,000

Rabobank Nederland N.V., New York, FRCD,

0.27%, 6/7/10	50,000	50,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 22.8% continued

Non-U.S. Depository Institutions – 22.8% continued

Rabobank Nederland N.V., New York, FRCD, continued

0.30%, 6/9/10	$45,000	$45,000

0.34%, 6/18/10	65,000	65,000

Rabobank Nederland, New York Branch,

0.29%, 6/11/10	50,000	50,000

Royal Bank of Canada, New York, FRCD,

0.46%, 6/1/10	65,000	65,000

Royal Bank of Scotland, New York Branch,

0.43%, 6/30/10	60,000	60,000

0.50%, 10/12/10	52,000	52,000

Royal Bank of Scotland, Stamford CT Branch,

0.40%, 7/15/10	45,000	45,000

Santander UK PLC, FRCD,

0.35%, 6/25/10	75,000	75,000

Societe Generale, London Branch,

0.26%, 7/6/10	115,000	115,000

Societe Generale, New York Branch,

0.36%, 6/25/10, FRCD	50,000	50,000

0.33%, 7/6/10	20,000	20,000

Svenska Handelsbanken, Inc., New York Branch,

0.30%, 7/30/10	60,000	60,000

Toronto Dominion Bank, New York, FRCD,

0.30%, 6/10/10	30,000	30,000

Westpac Banking Corp., New York, FRCD,

0.28%, 6/1/10	85,000	85,000

0.29%, 6/1/10	30,000	30,000
Total Certificates of Deposit
(Cost $2,325,001)		2,325,001

COMMERCIAL PAPER – 13.3%

Bank Holding Companies – 0.3%

HSBC USA, Inc.,

0.29%, 6/2/10	32,500	32,500

Chemicals and Allied Products – 0.7%

Pfizer, Inc.,

0.80%, 7/8/10	35,000	34,971

0.81%, 7/16/10	40,000	39,960
		74,931

Electronic and Other Electronic Components – 0.4%

General Electric Capital Services, Inc.,

0.30%, 7/27/10	42,000	41,980

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 13.3% continued

Multi-Seller Conduits – 10.4%

Atlantic Asset Securitization Corp.,

0.39%, 6/22/10	$50,000	$49,989

Charta Corp.,

0.24%, 6/14/10	70,000	69,994

Clipper Receivables Corp.,

0.30%, 7/20/10	35,000	34,986

Corporate Receivables Corp.,

0.26%, 6/25/10	40,000	39,993

0.32%, 7/26/10	10,000	9,995

Enterprise Funding LLC,

0.32%, 6/1/10	97,000	97,000

Gotham Funding Corp.,

0.39%, 6/17/10	55,000	54,991

Kitty Hawk Funding Corp.,

0.32%, 6/1/10	75,000	75,000

Liberty Street Funding Co.,

0.25%, 6/1/10	30,000	30,000

0.24%, 6/14/10	25,000	24,998

0.24%, 6/15/10	50,000	49,995

Regency Markets, Inc.,

0.40%, 6/16/10	48,210	48,202

Sheffield Receivables Corp.,

0.23%, 6/7/10	30,000	29,999

0.23%, 6/8/10	50,000	49,998

Straight-A Funding LLC,

0.30%, 6/17/10	45,000	44,994

0.30%, 6/23/10	50,000	49,991

0.36%, 7/13/10	50,000	49,979

Thames Asset Global Securitization Number One, Inc.,

0.39%, 6/10/10	31,947	31,944

0.24%, 6/14/10	25,000	24,998

0.26%, 6/14/10	20,000	19,998

0.38%, 6/21/10	20,000	19,996

0.39%, 6/28/10	53,403	53,387

Thunder Bay Funding, Inc.,

0.22%, 6/7/10	30,790	30,789

Yorktown Capital LLC,

0.32%, 6/1/10	70,000	70,000
		1,061,216

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 13.3% continued

Non-U.S. Depository Institutions – 1.5%

Lloyds Bank PLC,

0.36%, 7/6/10	$50,000	$49,983

0.30%, 7/28/10	100,000	99,952
		149,935
Total Commercial Paper
(Cost $1,360,562)		1,360,562

CORPORATE NOTES/BONDS – 4.1%

Foreign Agency and Regional Governments – 0.1%

KFW,

1.88%, 3/15/11	10,000	10,110

General Merchandise Stores – 0.9%

Wal-Mart Stores,

5.48%, 6/1/11	85,000	89,047

Insurance Carriers – 0.4%

Berkshire Hathaway, Inc., FRN,

0.35%, 8/10/10	45,000	45,000

Non-U.S. Depository Institutions – 0.9%

Santander US Debt S.A. Unipersonal, FRN, (1)

0.36%, 7/23/10	54,249	54,252

Westpac Banking Corp., FRN, (1)

0.32%, 6/2/10	35,000	35,000
		89,252

Supranational – 0.8%

International Bank Reconstruction and Development,

0.73%, 6/10/10	80,000	80,000

U.S. Depository Institutions – 1.0%

Bank of America N.A., FDIC Gtd., FRN, (2)

0.29%, 6/14/10	100,000	100,000
Total Corporate Notes/Bonds
(Cost $413,409)		413,409

EURODOLLAR TIME DEPOSITS – 9.5%

Non-U.S. Depository Institutions – 8.0%

BNP Paribas, Paris,

0.25%, 6/1/10	190,000	190,000

Danske Bank, Copenhagen, Denmark,

0.37%, 6/1/10	150,000	150,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS – 9.5% continued

Non-U.S. Depository Institutions – 8.0% continued

HSBC Paris, France,

0.31%, 6/1/10	$150,000	$150,000

Societe Generale, Paris, France,

0.24%, 6/1/10	175,000	175,000

UBS AG, Grand Cayman,

0.22%, 6/1/10	150,000	150,000
		815,000

U.S. Depository Institutions – 1.5%

Citibank, Nassau,

0.23%, 6/1/10	150,000	150,000
Total Eurodollar Time Deposits
(Cost $965,000)		965,000

U.S. GOVERNMENT AGENCIES – 18.7% (3)

Federal Farm Credit Bank – 1.0%

FFCB FRN,

0.19%, 6/1/10	35,000	34,993

0.30%, 6/6/10	70,000	70,007
		105,000

Federal Home Loan Bank – 12.3%

FHLB Bonds,

0.55%, 6/10/10	35,000	34,999

0.50%, 11/10/10	5,000	5,000

0.50%, 5/5/11	50,000	50,000

FHLB Callable Bonds,

0.40%, 12/28/10	25,000	25,000

0.45%, 12/29/10	92,000	91,998

0.50%, 3/7/11	9,000	9,000

0.50%, 3/14/11	13,000	13,000

0.57%, 4/13/11	60,000	60,000

0.60%, 4/18/11	31,000	31,000

0.63%, 4/21/11	25,000	25,000

0.60%, 5/10/11	85,000	85,000

0.70%, 6/16/11	30,000	30,000

0.75%, 6/21/11	45,000	45,000

0.80%, 6/24/11	20,000	20,000

FHLB Discount Notes,

0.15%, 6/2/10	1,000	1,000

0.51%, 5/17/11	35,000	34,830

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 18.7% (3) continued

Federal Home Loan Bank – 12.3% continued

FHLB FRN,

0.22%, 6/1/10	$25,000	$24,990

0.25%, 6/1/10	240,000	239,975

0.30%, 6/1/10	60,000	60,000

0.25%, 6/12/10	45,000	44,978

0.26%, 6/30/10	60,000	59,975

0.25%, 7/8/10	75,000	75,000

0.25%, 7/27/10	50,000	49,999

0.27%, 7/28/10	75,000	74,998

0.32%, 8/7/10	65,000	64,962
		1,255,704

Federal Home Loan Mortgage Corporation – 3.3%

FHLMC FRN,

0.23%, 6/3/10	75,000	74,994

0.22%, 6/10/10	75,000	74,992

0.30%, 6/19/10	50,000	49,960

0.32%, 6/26/10	35,000	34,972

0.25%, 8/4/10	60,000	59,995

FHLMC Note,

1.45%, 9/10/10	40,000	40,099
		335,012

Federal National Mortgage Association – 2.1%

FNMA Discount Notes,

0.23%, 7/1/10	40,000	39,992

0.51%, 3/28/11	45,000	44,812

0.51%, 3/29/11	30,000	29,875

FNMA FRN,

0.19%, 7/13/10	40,000	39,997

0.30%, 8/5/10	40,000	39,996

FNMA Note,

3.00%, 7/12/10	17,000	17,048
		211,720
Total U.S. Government Agencies
(Cost $1,907,436)		1,907,436

U.S. GOVERNMENT OBLIGATIONS – 5.3%

U.S. Treasury Bills – 0.9%

0.50%, 7/1/10	30,000	29,988

0.39%, 9/23/10	20,000	19,975

0.43%, 12/16/10	42,000	41,902
		91,865

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 5.3% continued

U.S. Treasury Notes – 4.4%

2.38%, 8/31/10	$57,000	$57,248

4.50%, 11/15/10	40,000	40,735

1.25%, 11/30/10	111,000	111,489

0.88%, 1/31/11	85,000	85,182

5.00%, 2/15/11	55,000	56,792

0.88%, 2/28/11	45,000	45,148

0.88%, 3/31/11	30,000	30,104

0.88%, 5/31/11	19,000	19,088
		445,786
Total U.S. Government Obligations
(Cost $537,651)		537,651

Investments, at Amortized Cost
($7,509,059)		7,509,059

REPURCHASE AGREEMENTS – 28.1%
Joint Repurchase Agreements – 3.3% (4)

Bank of America Securities LLC, dated 5/28/10, repurchase price $74,246

0.16%, 6/1/10	74,244	74,244

Morgan Stanley & Co., Inc., dated 5/28/10, repurchase price $74,246

0.18%, 6/1/10	74,245	74,245

Societe Generale, New York Branch, dated 5/28/10, repurchase price $74,246

0.19%, 6/1/10	74,245	74,245

UBS Securities LLC, dated 5/28/10, repurchase price $111,369

0.19%, 6/1/10	111,367	111,367
		334,101

Repurchase Agreements – 24.8% (5)

Bank of America, N.A., dated 5/28/10, repurchase price $550,012

0.20%, 6/1/10	550,000	550,000

Citigroup Global Markets, Inc., dated 5/28/10, repurchase price $247,038

0.21%, 6/1/10	247,032	247,032

Goldman Sachs & Co., dated 5/28/10, repurchase price $550,012

0.20%, 6/1/10	550,000	550,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 28.1% continued

Repurchase Agreements – 24.8% (5) continued

Societe Generale, New York Branch, dated 5/28/10, repurchase price $1,085,025

0.21%, 6/1/10	$1,085,000	$1,085,000

UBS Securities LLC, dated 5/28/10, repurchase price $90,002

0.20%, 6/1/10	90,000	90,000
		2,522,032
Total Repurchase Agreements
(Cost $2,856,133)		2,856,133

Total Investments – 101.8%
(Cost $10,365,192) (6)		10,365,192
Liabilities less Other Assets – (1.8)%		(181,307)
NET ASSETS – 100.0%		$10,183,885

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$100,447	2.38% - 6.25%	8/15/23 - 1/15/27
U.S. Treasury Notes	$237,816	0.88% - 3.38%	12/31/10 - 1/15/15

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$1,029,957	3.13% - 6.50%	2/1/20 - 5/1/40
FNMA	$1,338,140	3.01% - 6.50%	12/1/17 - 11/1/48
GNMA	$229,596	3.50% - 10.00%	4/15/11 - 10/15/51

(6)	The cost for federal income tax purposes was $10,365,192.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued	MAY 31, 2010 (UNAUDITED)

At May 31, 2010, the maturity analysis for the Diversified Assets Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	45.8%
2 - 15 Days	11.4
16 - 30 Days	11.7
31 - 60 Days	13.5
61 - 97 Days	6.5
98 - 180 Days	2.2
181 - 270 Days	4.1
271+ Days	4.8

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments, which are carried at fair value, as of May 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Diversified Assets Portfolio	$ —	$10,365,192 (1)	$ —	$10,365,192

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO	MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 57.4% (1)

Federal Farm Credit Bank – 13.3%

FFCB Bonds,

2.88%, 8/4/10	$10,000	$10,047

5.25%, 9/13/10	10,000	10,141

0.41%, 10/26/10	20,000	20,005

FFCB Discount Notes,

0.54%, 6/17/10	50,000	49,988

0.24%, 9/15/10	25,000	24,980

0.28%, 9/15/10	75,000	74,940

0.20%, 9/27/10	10,000	9,994

0.20%, 9/28/10	10,000	9,993

0.24%, 10/6/10	25,000	24,979

0.36%, 11/12/10	10,000	9,984

FFCB FRN,

0.30%, 6/1/10	25,000	24,996

0.67%, 6/1/10	30,000	30,036

0.70%, 6/1/10	35,000	35,000

0.28%, 6/2/10	30,000	30,000

0.33%, 6/6/10	50,000	50,039

0.23%, 6/9/10	35,000	35,000

0.64%, 6/15/10	99,000	99,021

0.36%, 6/20/10	50,000	49,997

0.58%, 6/20/10	100,000	100,000

0.18%, 6/22/10	13,500	13,500

0.23%, 6/24/10	45,000	45,000

0.33%, 6/25/10	30,000	30,000

0.34%, 6/25/10	5,000	5,000

0.26%, 6/27/10	30,000	29,998

0.39%, 6/30/10	13,000	13,004
		835,642

Federal Home Loan Bank – 15.5%

FHLB Bonds,

0.55%, 6/4/10	50,000	50,001

0.65%, 6/15/10	100,000	99,998

4.40%, 6/15/10	33,808	33,862

0.56%, 6/18/10	30,000	30,003

4.50%, 6/22/10	5,560	5,574

0.55%, 7/16/10	25,000	25,009

3.50%, 7/16/10	10,465	10,507

0.56%, 8/20/10	35,000	34,996

1.38%, 9/3/10	10,000	10,030

5.13%, 9/10/10	30,000	30,407

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 57.4% (1) continued

Federal Home Loan Bank – 15.5% continued

FHLB Bonds, continued

0.60%, 9/17/10	$20,000	$20,018

4.38%, 9/17/10	27,005	27,331

0.50%, 10/18/10	53,120	53,153

4.38%, 10/22/10	33,210	33,741

0.48%, 10/25/10	15,000	15,014

0.38%, 11/4/10	40,000	40,012

0.38%, 11/16/10	20,300	20,307

4.75%, 12/10/10	4,500	4,604

0.38%, 12/14/10	25,000	25,007

0.57%, 12/29/10	13,200	13,216

0.58%, 6/3/11	20,000	19,998

FHLB Discount Notes,

0.06%, 6/1/10	100,000	100,000

0.21%, 6/28/10	14,623	14,621

0.47%, 7/7/10	10,000	9,995

FHLB FRN,

0.37%, 6/1/10	15,000	15,000

0.60%, 6/1/10	24,500	24,500

0.70%, 6/1/10	30,000	29,999

0.25%, 6/17/10	30,000	30,000

0.05%, 7/6/10	6,500	6,499

0.15%, 7/9/10	55,000	55,001

0.31%, 7/9/10	3,200	3,200

0.20%, 7/13/10	50,000	50,002

0.20%, 7/14/10	30,000	29,999
		971,604

Federal Home Loan Mortgage Corporation – 10.7%

FHLMC Discount Notes,

0.21%, 6/28/10	20,000	19,997

0.26%, 8/17/10	40,000	39,978

0.26%, 8/25/10	20,000	19,988

0.29%, 11/1/10	15,000	14,982

FHLMC FRN,

0.23%, 6/3/10	50,000	49,996

0.32%, 6/9/10	36,090	36,147

0.25%, 6/24/10	100,000	100,040

0.27%, 6/30/10	10,000	10,009

0.20%, 7/14/10	120,000	119,999

0.39%, 7/30/10	5,327	5,332

0.25%, 8/4/10	17,156	17,154

0.46%, 8/24/10	65,000	64,997

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 57.4% (1) continued

Federal Home Loan Mortgage Corporation – 10.7% continued

FHLMC Notes,

2.88%, 6/28/10	$17,602	$17,637

4.13%, 7/12/10	16,728	16,802

3.25%, 7/16/10	16,460	16,521

1.33%, 8/18/10	1,150	1,153

5.13%, 8/23/10	13,530	13,679

1.45%, 9/10/10	34,900	35,017

6.88%, 9/15/10	12,000	12,231

4.13%, 10/18/10	6,580	6,676

3.13%, 10/25/10	32,000	32,364

2.88%, 11/23/10	13,000	13,156

4.50%, 12/16/10	5,000	5,112
		668,967

Federal National Mortgage Association – 17.8%

FNMA Discount Notes,

0.14%, 6/1/10	42,500	42,500

0.16%, 6/1/10	50,000	50,000

0.17%, 6/1/10	35,424	35,424

0.20%, 6/25/10	85,000	84,989

0.20%, 7/1/10	60,000	59,989

0.20%, 7/26/10	35,000	34,989

0.19%, 8/2/10	135,560	135,508

0.23%, 8/2/10	10,914	10,909

0.21%, 9/1/10	74,367	74,321

0.25%, 9/20/10	45,000	44,965

0.30%, 10/1/10	40,549	40,505

0.31%, 10/1/10	25,000	24,972

0.32%, 10/1/10	20,000	19,978

0.28%, 10/13/10	8,250	8,241

0.29%, 10/20/10	85,500	85,404

0.30%, 10/25/10	16,200	16,180

FNMA FRN,

0.19%, 7/13/10	20,000	20,000

0.30%, 8/5/10	145,000	145,015

FNMA Notes,

4.38%, 6/21/10	20,000	20,045

3.00%, 7/12/10	71,798	72,021

3.25%, 8/12/10	5,455	5,487

4.25%, 8/15/10	9,781	9,862

4.38%, 9/13/10	10,136	10,256

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 57.4% (1) continued

Federal National Mortgage Association – 17.8% continued

FNMA Notes, continued

2.88%, 10/12/10	$47,295	$47,732

4.75%, 12/15/10	15,000	15,354
		1,114,646

Tennessee Valley Authority – 0.1%

Tennessee Valley Authority Discount Note,

5.63%, 1/18/11	3,500	3,616
		3,616
Total U.S. Government Agencies
(Cost $3,594,475)		3,594,475

U.S. GOVERNMENT OBLIGATIONS – 13.0%

U.S. Treasury Bills – 10.0%

0.14%, 6/3/10	200,000	199,998

0.15%, 6/3/10	100,000	99,999

0.13%, 6/10/10	100,000	99,996

0.15%, 6/10/10	150,000	149,995

0.23%, 11/18/10	50,000	49,946

0.34%, 1/13/11	25,000	24,948
		624,882

U.S. Treasury Notes – 3.0%

3.63%, 6/15/10	75,000	75,101

2.38%, 8/31/10	25,000	25,130

2.00%, 9/30/10	45,000	45,253

1.25%, 11/30/10	45,000	45,215
		190,699
Total U.S. Government Obligations
(Cost $815,581)		815,581

Investments, at Amortized Cost
($4,410,056)		4,410,056

REPURCHASE AGREEMENTS – 30.9%

Joint Repurchase Agreements – 3.3% (2)

Bank of America Securities LLC, dated 5/28/10, repurchase price $45,937

0.16%, 6/1/10	45,936	45,936

Morgan Stanley & Co., Inc., dated 5/28/10, repurchase price $45,937

0.18%, 6/1/10	45,936	45,936

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 30.9% continued

Joint Repurchase Agreements – 3.3% (2) continued

Societe Generale, New York Branch, dated 5/28/10, repurchase price $45,937

0.19%, 6/1/10	$45,937	$45,937

UBS Securities LLC, dated 5/28/10, repurchase price $68,906

0.19%, 6/1/10	68,905	68,905
		206,714

Repurchase Agreements – 27.6% (3)

Bank of America N.A., dated 5/28/10, repurchase price $170,004

0.20%, 6/1/10	170,000	170,000

Barclays Capital, Inc., dated 5/28/10, repurchase price $600,007

0.10%, 6/1/10	600,000	600,000

BNP Paribas Securities Corp., dated 5/28/10, repurchase price $200,004

0.20%, 6/1/10	200,000	200,000

BNP Paribas Securities Corp., dated 5/28/10, repurchase price $425,010

0.21%, 6/1/10	425,000	425,000

Citigroup Global Markets, Inc., dated 5/28/10, repurchase price $60,202

0.21%, 6/1/10	60,201	60,201

Deutsche Bank Securities, Inc., dated 5/28/10, repurchase price $35,001

0.20%, 6/1/10	35,000	35,000

Goldman Sachs & Co., dated 5/28/10, repurchase price $130,003

0.20%, 6/1/10	130,000	130,000

JPMorgan Securities, Inc., dated 5/28/10, repurchase price $110,003

0.21%, 6/1/10	110,000	110,000
		1,730,201
Total Repurchase Agreements
(Cost $1,936,915)		1,936,915

Total Investments – 101.3%
(Cost $6,346,971) (4)		6,346,971
Liabilities less Other Assets – (1.3)%		(86,705)
NET ASSETS – 100.0%		$6,260,266

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$62,148	2.38% - 6.25%	8/15/23 - 1/15/27
U.S. Treasury Notes	$147,141	0.88% - 3.38%	12/31/10 - 1/15/15

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$94,309	1.00% - 6.00%	7/16/10 - 2/20/29
FHLMC	$358,748	0.00% - 7.00%	6/3/13 - 12/1/39
FNMA	$509,763	0.00% - 6.50%	2/1/11 - 11/1/48
GNMA	$188,483	4.50% - 5.00%	3/15/39 - 4/15/40
Tennessee Valley Authority	$10,458	4.65%	6/15/35
U.S. Treasury Bonds	$612,000	4.50% - 7.88%	2/15/21 - 5/15/38

(4)	The cost for federal income tax purposes was $6,346,971.

Percentages shown are based on Net Assets.

At May 31, 2010, the maturity analysis for the Government Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	36.3%
2 - 15 Days	18.0
16 - 30 Days	10.9
31 - 60 Days	8.7
61 - 97 Days	8.8
98 - 180 Days	15.1
181 - 270 Days	2.2

Total	100.0%

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued	MAY 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Government Portfolio’s investments, which are carried at fair value, as of May 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Government Portfolio	$ —	$6,346,971 (1)	$ —	$6,346,971

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO	MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 82.1% (1)

Federal Farm Credit Bank – 26.7%

FFCB Bonds,

4.20%, 6/21/10	$20,300	$20,343

0.41%, 10/26/10	20,000	20,006

0.45%, 1/4/11	15,000	15,007

FFCB Discount Notes,

0.14%, 6/2/10	20,000	20,000

0.14%, 6/3/10	65,000	64,999

0.14%, 6/8/10	20,000	19,999

0.16%, 6/10/10	35,000	34,999

0.14%, 6/14/10	25,000	24,999

0.16%, 6/21/10	40,000	39,996

0.17%, 7/2/10	40,000	39,994

0.17%, 7/6/10	20,000	19,997

0.17%, 7/8/10	30,000	29,995

0.18%, 7/15/10	135,000	134,970

0.16%, 7/19/10	40,000	39,991

0.17%, 7/19/10	20,000	19,996

0.17%, 7/22/10	20,000	19,995

0.17%, 7/29/10	20,000	19,995

0.18%, 8/6/10	30,000	29,990

0.20%, 8/20/10	20,000	19,991

0.19%, 8/23/10	10,000	9,996

0.23%, 8/24/10	20,000	19,989

0.23%, 8/30/10	10,000	9,994

0.23%, 8/31/10	20,000	19,988

0.21%, 9/2/10	25,000	24,986

0.21%, 9/3/10	20,000	19,989

0.27%, 9/7/10	5,000	4,996

0.27%, 9/8/10	20,000	19,985

0.23%, 9/9/10	20,000	19,987

0.24%, 9/15/10	40,000	39,972

0.25%, 9/20/10	15,000	14,988

0.25%, 9/23/10	20,000	19,984

0.23%, 9/27/10	35,000	34,974

0.20%, 9/29/10	15,000	14,990

0.23%, 9/30/10	20,000	19,985

0.23%, 10/7/10	20,000	19,984

0.24%, 10/8/10	20,000	19,983

0.25%, 10/18/10	20,000	19,981

0.25%, 10/19/10	40,000	39,961

0.26%, 11/10/10	20,000	19,977

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 82.1% (1) continued

Federal Farm Credit Bank – 26.7% continued

FFCB Discount Notes, continued

0.26%, 11/12/10	$20,000	$19,972

0.36%, 11/12/10	25,000	24,965

0.26%, 11/15/10	20,000	19,976

0.29%, 11/23/10	25,000	24,965

0.30%, 12/2/10	10,000	9,985

0.36%, 12/21/10	20,000	19,960

FFCB FRN,

0.20%, 6/1/10	200,000	200,000

0.25%, 6/1/10	15,000	15,001

0.30%, 6/1/10	100,000	99,983

0.35%, 6/1/10	17,300	17,308

0.70%, 6/1/10	100,000	100,000

0.75%, 6/1/10	75,000	75,000

0.28%, 6/2/10	45,000	44,999

0.25%, 6/3/10	100,000	99,997

0.48%, 6/3/10	53,000	52,986

0.26%, 6/4/10	35,000	35,001

0.53%, 6/4/10	25,000	25,003

0.28%, 6/6/10	25,000	25,001

0.19%, 6/7/10	85,000	85,000

0.23%, 6/9/10	65,000	65,000

0.65%, 6/9/10	11,435	11,462

0.49%, 6/10/10	55,000	55,000

0.28%, 6/14/10	50,000	49,996

0.64%, 6/15/10	235,000	235,053

0.24%, 6/17/10	40,000	40,004

0.28%, 6/17/10	30,000	30,000

0.24%, 6/18/10	100,000	100,002

0.36%, 6/20/10	75,000	74,995

0.58%, 6/20/10	229,000	229,000

0.17%, 6/22/10	75,000	75,000

0.23%, 6/24/10	165,000	164,999

0.25%, 6/24/10	75,000	75,003

0.33%, 6/25/10	40,000	40,000

0.26%, 6/27/10	50,000	49,997

0.27%, 6/30/10	20,000	20,000
		3,360,564

Federal Home Loan Bank – 55.0%

FHLB Bonds,

0.55%, 6/4/10	100,000	100,002

0.55%, 6/10/10	25,000	25,002

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 82.1% (1) continued

Federal Home Loan Bank – 55.0% continued

FHLB Bonds, continued

3.00%, 6/11/10	$135,725	$135,828

4.25%, 6/11/10	35,000	35,038

5.25%, 6/11/10	22,490	22,521

0.65%, 6/15/10	150,000	149,997

0.56%, 6/18/10	223,755	223,777

2.75%, 6/18/10	51,730	51,792

0.54%, 6/22/10	14,075	14,076

1.12%, 6/30/10	4,770	4,773

0.57%, 7/6/10	165,000	165,044

0.60%, 7/12/10	60,000	59,993

0.55%, 7/16/10	55,000	55,021

3.50%, 7/16/10	151,790	152,392

3.38%, 8/13/10	30,000	30,183

4.75%, 8/13/10	9,000	9,080

0.56%, 8/20/10	100,000	99,990

3.00%, 9/10/10	5,900	5,944

4.50%, 9/10/10	5,620	5,685

5.13%, 9/10/10	70,150	71,100

0.60%, 9/17/10	30,000	30,027

4.38%, 9/17/10	20,000	20,245

0.77%, 9/29/10	11,830	11,850

1.25%, 10/14/10	10,000	10,035

0.42%, 10/15/10	19,585	19,597

0.50%, 10/18/10	40,000	40,033

0.38%, 10/19/10	6,650	6,652

3.38%, 10/20/10	10,200	10,320

0.48%, 10/25/10	33,225	33,253

0.50%, 10/25/10	27,200	27,224

0.45%, 10/28/10	40,000	40,030

0.50%, 10/29/10	35,000	35,066

0.38%, 11/4/10	20,000	20,003

0.38%, 11/5/10	40,000	39,995

0.38%, 11/16/10	10,500	10,502

0.25%, 11/26/10	40,000	39,989

4.75%, 12/10/10	25,000	25,575

0.38%, 12/14/10	40,000	40,011

0.57%, 12/29/10	10,000	10,013

0.58%, 6/3/11	75,000	74,991

FHLB Discount Notes,

0.06%, 6/1/10	719,342	719,342

0.07%, 6/1/10	175,000	175,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 82.1% (1) continued

Federal Home Loan Bank – 55.0% continued

FHLB Discount Notes, continued

0.08%, 6/1/10	$56,259	$56,259

0.09%, 6/1/10	125,063	125,063

0.06%, 6/2/10	180,000	180,000

0.10%, 6/2/10	134,624	134,624

0.12%, 6/2/10	350,000	349,999

0.13%, 6/2/10	75,000	75,000

0.15%, 6/2/10	15,000	15,000

0.16%, 6/2/10	105,000	105,000

0.18%, 6/2/10	21,600	21,600

0.10%, 6/3/10	20,414	20,414

0.13%, 6/4/10	200,000	199,997

0.14%, 6/4/10	28,000	28,000

0.15%, 6/4/10	140,030	140,028

0.16%, 6/4/10	31,041	31,041

0.17%, 6/4/10	83,500	83,499

0.09%, 6/9/10	75,000	74,998

0.16%, 6/9/10	160,000	159,995

0.15%, 6/11/10	200,000	199,990

0.16%, 6/11/10	50,000	49,997

0.18%, 6/11/10	50,000	49,997

0.35%, 6/11/10	60,000	59,997

0.16%, 6/14/10	47,500	47,497

0.17%, 6/16/10	300,000	299,979

0.18%, 6/16/10	20,000	19,998

0.19%, 6/16/10	28,063	28,061

0.18%, 6/18/10	20,000	19,998

0.15%, 6/23/10	30,000	29,997

0.15%, 6/25/10	35,000	34,996

0.20%, 6/28/10	35,000	34,995

0.18%, 6/30/10	74,579	74,568

0.47%, 7/9/10	20,000	19,990

0.19%, 7/14/10	35,000	34,992

0.19%, 7/21/10	30,000	29,992

0.20%, 7/21/10	22,000	21,994

0.19%, 7/23/10	20,500	20,495

0.30%, 9/28/10	60,000	59,940

0.36%, 10/25/10	90,000	89,872

FHLB FRN,

0.37%, 6/1/10	60,000	60,000

0.40%, 6/1/10	80,000	80,000

0.47%, 6/1/10	75,000	75,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 82.1% (1) continued

Federal Home Loan Bank – 55.0% continued

FHLB FRN, continued

0.60%, 6/1/10	$100,000	$99,998

0.70%, 6/1/10	130,000	129,998

0.10%, 6/6/10	10,000	10,001

0.25%, 6/17/10	65,000	65,000

0.05%, 7/6/10	90,000	89,999

0.15%, 7/9/10	235,000	234,990

0.31%, 7/9/10	125,000	125,000

0.20%, 7/14/10	50,000	49,999

0.25%, 7/15/10	5,000	5,001

0.25%, 7/27/10	15,000	15,001
		6,924,840

Tennessee Valley Authority – 0.4%

Tennessee Valley Authority Bond,

5.63%, 1/18/11	25,000	25,829

Tennessee Valley Authority Discount Note,

0.15%, 6/17/10	30,000	29,998
		55,827
Total U.S. Government Agencies
(Cost $10,341,231)		10,341,231

U.S. GOVERNMENT OBLIGATIONS – 17.5%

U.S. Treasury Bills – 12.0%

0.13%, 6/3/10	75,000	74,999

0.14%, 6/3/10	575,000	574,996

0.13%, 6/10/10	180,000	179,993

0.15%, 6/10/10	250,000	249,991

0.16%, 6/17/10	89,000	88,993

0.17%, 6/17/10	70,000	69,995

0.15%, 6/24/10	75,000	74,992

0.54%, 7/1/10	50,000	49,978

0.15%, 8/12/10	22,000	21,993

0.19%, 8/19/10	100,000	99,958

0.22%, 11/12/10	22,000	21,978
		1,507,866

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 17.5% continued

U.S. Treasury Notes – 5.5%

3.63%, 6/15/10	$130,000	$130,153

2.88%, 6/30/10	40,000	40,083

2.75%, 7/31/10	35,000	35,147

4.13%, 8/15/10	45,000	45,368

2.00%, 9/30/10	195,000	196,105

1.50%, 10/31/10	250,000	251,262
		698,118
U.S. Government Obligations
(Cost $2,205,984)		2,205,984

Investments, at Amortized Cost
($12,547,215)		12,547,215

Total Investments – 99.6%
(Cost $12,547,215) (2)		12,547,215
Other Assets less Liabilities – 0.4%		45,936
NET ASSETS – 100.0%		$12,593,151

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The cost for federal income tax purposes was $12,547,215.

Percentages shown are based on Net Assets.

At May 31, 2010, the maturity analysis for the Government Select Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	17.0%
2 - 15 Days	37.0
16 - 30 Days	17.2
31 - 60 Days	11.6
61 - 97 Days	4.0
98 - 180 Days	12.0
181 - 270 Days	1.2

Total	100.0%

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued	MAY 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Government Select Portfolio’s investments, which are carried at fair value, as of May 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Government Select Portfolio	$ —	$12,547,215(1)	$ —	$12,547,215

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 29.5%

U.S. Treasury Bills – 19.3%

0.11%, 6/3/10	$100,000	$99,999

0.45%, 6/3/10	10,000	10,000

0.46%, 6/3/10	15,000	15,000

0.57%, 6/3/10	5,000	5,000

0.45%, 6/10/10	13,000	12,998

0.31%, 6/17/10	75,000	74,988

0.33%, 6/17/10	75,000	74,988

0.44%, 6/17/10	35,000	34,994

0.45%, 6/17/10	40,000	39,994

0.46%, 7/1/10	13,000	12,994

0.55%, 7/1/10	40,000	39,983

0.39%, 7/15/10	11,000	10,995

0.15%, 7/29/10	750	749

0.49%, 7/29/10	20,000	19,984

0.43%, 8/26/10	15,000	14,985

0.23%, 9/23/10	30,000	29,975

0.41%, 9/23/10	8,000	7,993

0.25%, 10/14/10	10,000	9,991

0.37%, 10/21/10	60,000	59,912

0.40%, 12/16/10	45,000	44,899

0.41%, 12/16/10	55,000	54,877

0.45%, 12/16/10	18,000	17,960

0.32%, 2/10/11	44,895	44,793

0.38%, 3/10/11	50,000	49,854
		787,905

U.S. Treasury Notes – 10.2%

2.38%, 8/31/10	7,000	7,031

2.00%, 9/30/10	23,000	23,124

4.50%, 11/15/10	62,000	63,140

1.25%, 11/30/10	210,000	210,996

5.00%, 2/15/11	5,000	5,164

0.88%, 2/28/11	65,000	65,226

4.75%, 3/31/11	40,000	41,426
		416,107
Total U.S. Government Obligations
(Cost $1,204,012)		1,204,012

Investments, at Amortized Cost
($1,204,012)		1,204,012

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 70.5%
Joint Repurchase Agreements – 3.1% (1)
Bank of America Securities LLC, dated 5/28/10, repurchase price $28,439
0.16%, 6/1/10	$28,439	$28,439
Morgan Stanley & Co., Inc., dated 5/28/10, repurchase price $28,439
0.18%, 6/1/10	28,438	28,438
Societe Generale, New York Branch, dated 5/28/10, repurchase price $28,439
0.19%, 6/1/10	28,439	28,439
UBS Securities LLC, dated 5/28/10, repurchase price $42,659
0.19%, 6/1/10	42,658	42,658
		127,974
Repurchase Agreements – 67.4% (2)
Bank of America Securities LLC, dated 5/28/10, repurchase price $342,565
0.19%, 6/1/10	342,558	342,558
Barclays Capital, Inc., dated 5/28/10, repurchase price $60,001
0.14%, 6/1/10	60,000	60,000
Barclays Capital, Inc., dated 5/28/10, repurchase price $665,014
0.19%, 6/1/10	665,000	665,000
BNP Paribas Securities Corp., dated 5/28/10, repurchase price $405,009
0.19%, 6/1/10	405,000	405,000
Citigroup Global Markets, Inc., dated 5/28/10, repurchase price $513,011
0.20%, 6/1/10	513,000	513,000
HSBC Securities (USA), Inc., dated 5/28/10, repurchase price $162,003
0.19%, 6/1/10	162,000	162,000
RBS Securities, Inc., dated 5/28/10, repurchase price $405,009
0.20%, 6/1/10	405,000	405,000
Societe Generale, New York Branch, dated 5/28/10, repurchase price $200,004
0.19%, 6/1/10	200,000	200,000
		2,752,558
Total Repurchase Agreements
(Cost $2,880,532)		2,880,532

Total Investments – 100.0%
(Cost $4,084,544) (3)		4,084,544
Other Assets less Liabilities – 0.0%		1,363
NET ASSETS – 100.0%		$4,085,907

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	MAY 31, 2010 (UNAUDITED)

(1)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$109,646	0.00%	6/10/10 - 11/4/10
U.S. Treasury Bonds	$97,786	0.00% - 8.13%	11/15/15 - 2/15/40
U.S. Treasury Notes	$2,199,855	0.88% - 4.63%	6/15/10 - 8/15/18
U.S. Treasury Strips	$404,256	0.00%	8/15/15

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$38,475	2.38% - 6.25%	8/15/23 - 1/15/27
U.S. Treasury Notes	$91,093	0.88% - 3.38%	12/31/10 - 1/15/15

(3)	The cost for federal income tax purposes was $4,084,544.

Percentages shown are based on Net Assets.

At May 31, 2010, the maturity analysis for the Treasury Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	69.7%
2 – 15 Days	3.6
16 – 30 Days	5.7
31 – 60 Days	2.1
61 – 97 Days	0.6
98 – 180 Days	4.9
181 – 270 Days	9.5
271+ Days	3.9

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Treasury Portfolio’s investments, which are carried at fair value, as of May 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio	$ —	$4,084,544(1)	$ —	$4,084,544

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6%

Alabama – 2.0%

Hoover Multifamily Housing Revenue Refunding VRDB, Series 2004, Royal Oaks Apartment Project (FHLMC Insured),

0.31%, 6/8/10	$5,200	$5,200

Taylor-Ryan Improvement District No. 2 VRDB, Series 2005 (Wachovia Bank N.A. LOC),

0.31%, 6/8/10	14,800	14,800

West Jefferson IDB PCR Refunding Bonds, Series 1998, Alabama Power Co. Project,

0.32%, 6/8/10	10,000	10,000
		30,000

Arizona – 1.5%

Arizona Health Facilities Authority Revenue Bonds, Series 2003B-1, The Terraces Project (Banco Santander Central Hispano LOC),

0.57%, 6/8/10	2,055	2,055

Arizona Health Facilities Authority Revenue VRDB, Series 2002, Royal Oaks Project (Bank of America N.A. LOC),

0.27%, 6/8/10	5,485	5,485

Arizona School District TANS Financing Program COPS, Series 2009,

2.00%, 7/30/10	5,000	5,012

Salt River Project Agricultural Improvement and Power District Revenue Bonds, Citigroup Eagle Series 2006-14, (1)

0.30%, 6/8/10	2,300	2,300

Sun Devil Energy Center LLC Revenue Refunding Bonds, Series 2008, Arizona State University Project (Assured Guaranty Insured),

0.33%, 6/8/10	7,700	7,700
		22,552

California – 0.7%

California Pollution Control Financing Authority Revenue Refunding VRDB, Series 2008, BP West Coast Production LLC,

0.25%, 6/1/10	2,400	2,400

California State Department of Water Resources Power Supply Revenue VRDB, Series 2002 C-7 (Bank of New York LOC),

0.23%, 6/8/10	2,600	2,600

California Statewide Communities Development Authority Revenue VRDB, Series 2007-B, Front Porch Communities (Banco Santander Central Hispano LOC),

0.55%, 6/8/10	1,100	1,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

California – 0.7% continued

East Bay Municipal Utility District Water System Revenue Refunding VRDB, Series 2010A-2,

0.29%, 6/8/10	$4,925	$4,925
		11,025

Colorado – 1.6%

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC),

0.32%, 6/1/10	1,575	1,575

Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2008, Foundations Academy Project (U.S. Bank N.A. LOC),

0.27%, 6/8/10	4,655	4,655

Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (Bank of America N.A. LOC),

0.27%, 6/8/10	5,080	5,080

Colorado Health Facilities Authority Revenue VRDB, Series 2006, Senior Living Facilities-Eaton Terrace (U.S. Bank N.A. LOC),

0.29%, 6/8/10	2,155	2,155

Denver City and County Multifamily Housing Revenue Bonds, Series 1985, Ogden Residences Project (Credit Agricole Corp. and Investment Bank LOC),

0.38%, 6/1/10	1,700	1,700

Midcities Metropolitan District Number 1 Revenue Refunding VRDB, Series B (BNP Paribas LOC),

0.27%, 6/8/10	4,000	4,000

Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC),

0.50%, 6/8/10	200	200

Westminster EDA Tax Increment Revenue Refunding VRDB, Series 2009, Mandalay Gardens (U.S. Bank N.A. LOC),

0.25%, 6/8/10	4,300	4,300
		23,665

Connecticut – 1.1%

Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2008-E, Kent School (Bank of America N.A. LOC),

0.30%, 6/8/10	2,800	2,800

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

Connecticut – 1.1% continued

State of Connecticut G.O., Series 2010-A, BANS,

2.00%, 5/19/11	$13,885	$14,092
		16,892

District of Columbia – 3.2%

District of Columbia G.O. TANS, Series 2009,

2.50%, 9/30/10	16,400	16,511

District of Columbia Hospital Revenue Bonds, Citi ROCS RR II R-11839 (Assured Guaranty Insured), (1)

0.34%, 6/8/10	17,695	17,695

District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation,

0.29%, 6/8/10	1,200	1,200

District of Columbia Revenue VRDB, Series 08, American Legacy Foundation,

0.26%, 6/8/10	6,000	6,000

District of Columbia Water and Sewer Revenue Bonds, Citicorp Eagle Trust 8121A (AGM Insured), (1)

0.31%, 6/8/10	7,000	7,000
		48,406

Florida – 7.2%

Brevard County Health Facilities Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),

0.27%, 6/8/10	6,400	6,400

Citizens Property Insurance Corp. Revenue Notes, Series 2009 A-2, Senior Secured,

4.50%, 6/1/10	8,500	8,500

Citizens Property Insurance Corp. Revenue Notes, Series 2010 A-2, Senior Secured,

2.00%, 4/21/11	12,000	12,076

Florida Housing Finance Agency Revenue VRDB, Series 1988-B, Multifamily Housing Lakeside (FNMA Insured),

0.28%, 6/8/10	4,675	4,675

Gainesville Utility System Revenue VRDB, Series 2008-B,

0.29%, 6/8/10	7,335	7,335

Highlands County Health Facilities Authority Revenue VRDB, Series 2003-C, Adventist Health/Sunbelt,

0.25%, 6/8/10	10,000	10,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

Florida – 7.2% continued

Jacksonville Health Facilities Authority Hospital Revenue VRDB, Series 2008-B, Baptist Medical (Branch Banking and Trust Co. LOC),

0.28%, 6/8/10	$15,030	$15,030

Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured),

0.28%, 6/8/10	10,700	10,700

Orlando Utilities Commission System Revenue VRDB, Series 2008,

0.50%, 6/8/10	10,000	10,000

Pembroke Pines Charter School Revenue VRDB, Series 2008 (Assured Guaranty Insured),

0.29%, 6/8/10	10,000	10,000

Volusia County IDA Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),

0.27%, 6/8/10	13,590	13,590
		108,306

Georgia – 7.1%

Burke County Development Authority PCR VRDB, Series 2009, Georgia Power Co., Vogtle, 1st Series,

0.25%, 6/1/10	32,000	32,000

Fulton County Development Authority Revenue Bonds, Series 1999, Alfred and Adele Davis (Branch Banking and Trust Co. LOC),

0.29%, 6/8/10	11,550	11,550

Fulton County Residential Care Facilities for the Elderly Authority Revenue VRDB, Series C, Lenbrook Project, First Mortgage (Bank of Scotland PLC LOC),

0.28%, 6/8/10	300	300

Macon-Bibb County Industrial Authority Revenue Refunding and Improvement Bonds, Series 2009, Bass-Sofkee,

0.33%, 6/8/10	11,200	11,200

Monroe County Development Authority PCR VRDB, Series 2009, Georgia Power Co. – Scherer, 1st Series,

0.25%, 6/1/10	600	600

Municipal Electric Authority of Georgia Revenue VRDB, Series B, Project 1 (Dexia Credit Local LOC),

0.33%, 6/8/10	45,400	45,400

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

Georgia – 7.1% continued

Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F & M Villages Project (FNMA Gtd.),

0.27%, 6/8/10	$4,920	$4,920
		105,970

Illinois – 12.5%

Chicago G.O. VRDB, Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC),

0.32%, 6/1/10	8,900	8,900

Chicago Wastewater Transmission Revenue Refunding VRDB, Subseries 2008 C-1 (Harris N.A. LOC),

0.28%, 6/1/10	2,300	2,300

City of Chicago G.O. Refunding VRDB, Series 2005D, Project Refunding (AGM Insured),

0.32%, 6/8/10	7,000	7,000

City of Chicago G.O. Refunding VRDB, Series 2007-E,

0.68%, 6/1/10	16,800	16,800

City of Springfield Community Improvement Revenue VRDB, Series 2007A, Abraham Lincoln (Harris N.A. LOC),

0.31%, 6/8/10	4,250	4,250

Illinois Educational Facilities Authority Revenue Bonds, Series A, Illinois Institute of Technology Student Housing (Harris N.A. LOC),

0.33%, 6/8/10	7,900	7,900

Illinois Educational Facilities Authority Revenue Bonds, Series 1997, The Adler Planetarium (FHLB Boston LOC),

0.25%, 6/8/10	12,550	12,550

Illinois Educational Facilities Authority Revenue Bonds, Series B-3, University of Chicago,

0.46%, 5/4/11	7,000	7,000

Illinois Finance Authority Revenue Bonds, Subseries B, Northwestern University,

0.32%, 3/1/11	8,850	8,850

Illinois Finance Authority Revenue VRDB, Series 2005-C, Landing at Plymouth (Bank of America N.A. LOC),

0.27%, 6/8/10	2,745	2,745

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

Illinois – 12.5% continued

Illinois Finance Authority Revenue VRDB, Series 2006 B, Loyola University Health System (Harris N.A. LOC),

0.27%, 6/8/10	$7,000	$7,000

Illinois Finance Authority Revenue VRDB, Series 2008, Marwen Foundation Project (Bank of New York LOC),

0.38%, 6/8/10	5,080	5,080

Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (Bank of America N.A. LOC),

0.32%, 6/8/10	40,000	40,000

Illinois International Port District Revenue Refunding VRDB, Series 2003 (Bank of America N.A. LOC),

0.51%, 6/8/10	3,000	3,000

Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series 2008A-2, Senior Priority,

0.34%, 6/8/10	30,000	30,000

Illinois State Tollway Highway Authority Revenue VRDB, Series A-1, Senior Priority,

0.32%, 6/8/10	2,300	2,300

Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC),

0.31%, 6/8/10	6,000	6,000

Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (Bank of America N.A. LOC),

0.30%, 6/8/10	9,500	9,500

Peoria IDR Bonds, Series 1997, Peoria Production Shop Project (JPMorgan Chase Bank LOC),

0.60%, 6/8/10	450	450

Will County Revenue VRDB, Series 2004, Joliet Catholic Academy Project (Harris N.A. LOC),

0.31%, 6/8/10	6,250	6,250
		187,875

Indiana – 1.4%

Indiana Finance Authority Health System Revenue Refunding VRDB, Series 2008-I, Sisters of St. Francis (Wells Fargo Bank N.A. LOC),

0.27%, 6/8/10	3,600	3,600

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

Indiana – 1.4% continued

Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Obligation Project (Bank of America N.A. LOC),

0.27%, 6/8/10	$1,131	$1,131

Indiana Health Facility Financing Authority Revenue VRDB, Series 2001B, Franciscan Eldercare Project (Bank of America N.A. LOC),

0.27%, 6/8/10	16,385	16,385
		21,116

Iowa – 0.9%

Iowa Finance Authority Retirement Community Revenue VRDB, Series 2003-B, Wesley Retirement Services (Wells Fargo Bank N.A. LOC),

0.27%, 6/8/10	8,000	8,000

Iowa Finance Authority Revenue VRDB, Series 2003A, St. Luke’s Health Foundation of Sioux City Project (General Electric Capital Corp. LOC),

0.25%, 6/8/10	3,100	3,100

Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC),

0.26%, 6/8/10	2,810	2,810
		13,910

Kentucky – 0.6%

Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC),

0.27%, 6/8/10	1,950	1,950

Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),

0.27%, 6/8/10	4,015	4,015

Kentucky Rural Water Finance Corp. Public Project Revenue Bonds, Series 2009 B-2, Construction Notes,

1.25%, 1/1/11	3,000	3,009

Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC),

0.27%, 6/8/10	426	426
		9,400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

Louisiana – 1.5%

Louisiana Public Facilities Authority Revenue VRDB, Tiger Athletic (FHLB Atlanta LOC),

0.29%, 6/8/10	$22,075	$22,075

Maryland – 3.2%

County of Baltimore Multifamily Revenue Refunding VRDB, Series 2004, Housing-Lincoln Woods Apartments (FNMA Insured),

0.30%, 6/8/10	8,194	8,194

Maryland State Community Development Administration Department of Housing and Community Development Revenue VRDB, Series 2008-F, Multifamily (FHLMC Insured),

0.28%, 6/8/10	3,100	3,100

Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital (Branch Banking and Trust Co. LOC),

0.28%, 6/8/10	8,000	8,000

Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-E, University of Maryland Medical System (Bank of Montreal LOC),

0.28%, 6/8/10	7,500	7,500

Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Healthcare (Manufacturers and Traders Trust Co. LOC),

0.27%, 6/8/10	10,060	10,060

Series 2005A, Adventist Healthcare (Bank of America N.A. LOC),

0.27%, 6/8/10	11,400	11,400
		48,254

Massachusetts – 4.3%

Massachusetts State Department of Transportation Revenue VRDB, Series 2010 A-1, Metro Highway (Citibank N.A. LOC),

0.26%, 6/8/10	16,000	16,000

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Northfield Mount Hermon (JPMorgan Chase Bank LOC),

0.28%, 6/8/10	21,755	21,755

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC),

0.55%, 6/8/10	800	800

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

Massachusetts – 4.3% continued

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007-B, Linden Ponds, Inc. (Banco Santander Central Hispano LOC),

0.55%, 6/8/10	$18,105	$18,105

Massachusetts State G.O. VRDB, Series B, Consolidated Loans,

0.28%, 6/1/10	8,100	8,100
		64,760

Michigan – 1.7%

Ann Arbor Economic Development Corp. Limited Obligation Revenue Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank LOC),

0.27%, 6/8/10	385	385

City of Detroit Sewer Disposal Revenue Bonds, Citi ROCS RR II R-11841 (AGM Insured), (1)

0.46%, 6/8/10	5,450	5,450

Michigan Municipal Bond Authority Revenue Notes, Series 2009-C3, State Aid Notes (Bank of Nova Scotia LOC),

2.50%, 8/20/10	4,000	4,014

State of Michigan G.O. Notes, Series 2009-A,

2.00%, 9/30/10	15,000	15,073
		24,922

Minnesota – 2.0%

Minneapolis and St. Paul Housing and Redevelopment Authority Health Care System Revenue VRDB, Series 2007A-11, Children’s Hospitals and Clinics (AGM Insured),

0.31%, 6/1/10	4,300	4,300

Minnesota School District Capital Equipment Borrowing Tax and Aid Program COPS, Series 2009,

2.00%, 9/10/10	13,000	13,053

Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC),

0.25%, 6/1/10	1,175	1,175

University of Minnesota Revenue Bonds, Series 1999-A,

0.30%, 6/8/10	11,500	11,500
		30,028

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

Missouri – 1.5%

Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC),

0.30%, 6/8/10	$7,800	$7,800

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, Missouri Baptist College (U.S. Bank N.A. LOC),

0.30%, 6/1/10	2,000	2,000

St. Joseph IDA Health Facilities Revenue VRDB, Series 2009-A, Heartland Regional Medical Center (U.S. Bank N.A. LOC),

0.29%, 6/8/10	6,000	6,000

St. Louis County IDA Revenue Bonds, Series 2008-A, International Lutheran Laymens Project (Fifth Third Bank LOC),

0.44%, 6/1/10	7,055	7,055
		22,855

Nebraska – 0.2%

Nebraska Elementary and Secondary School Finance Authority Revenue VRDB, Series 2004-B, Lutheran School Project (Fifth Third Bank LOC),

0.37%, 6/1/10	3,270	3,270

Nevada – 0.2%

Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Hospital Project (U.S. Bank N.A. LOC),

0.26%, 6/8/10	2,700	2,700

Las Vegas Valley Water District G.O., Series 2006-C, Water Improvement,

0.38%, 6/1/10	485	485
		3,185

New Hampshire – 1.0%

New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2004-B, Kendal at Hanover (FHLB Boston LOC),

0.25%, 6/8/10	2,390	2,390

New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2006, Tilton School (Banco Santander Central Hispano LOC),

0.54%, 6/8/10	3,400	3,400

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

New Hampshire – 1.0% continued

New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2008, Riverwoods Exeter (Bank of America N.A. LOC),

0.27%, 6/8/10	$9,965	$9,965
		15,755

New Jersey – 0.2%

New Jersey EDA Revenue VRDB, Series 2006, Frisch School Project (Banco Santander Central Hispano LOC),

0.58%, 6/8/10	2,700	2,700

New Mexico – 0.6%

New Mexico Finance Authority Revenue Refunding Bonds, Subseries 2008 B-2, Sub Lien (UBS AG LOC),

0.24%, 6/8/10	9,200	9,200

New York – 11.4%

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding VRDB, Series 2008A,

0.32%, 6/8/10	32,000	32,000

Metropolitan Transportation Authority RANS, Series 2010,

2.00%, 12/31/10	10,000	10,094

Metropolitan Transportation Authority Revenue Bonds, CP Notes, Series 1-A (RBS N.V. LOC),

0.35%, 6/15/10	30,000	30,000

Metropolitan Transportation Authority Tax Exempt Revenue Bonds, Series 2007-C, Municipal CP Notes (RBS N.V. LOC),

0.50%, 6/10/10	20,000	20,000

New York Liberty Development Corp. Revenue VRDB, Series 2009-A, World Trade Center Project (United States Treasuries Escrowed),

0.50%, 1/18/11	60,000	60,000

Ulster County Industrial Development Agency Revenue VRDB, Series 2007-C, Kingston Regional Senior Living (Banco Santander Central Hispano LOC),

0.55%, 6/8/10	8,580	8,580

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

New York – 11.4% continued

Warren & Washington Counties Industrial Development Agency Revenue VRDB, Series 2000, Glen at Hiland Meadows Project (Banco Santander Central Hispano LOC),

0.55%, 6/8/10	$11,155	$11,155
		171,829

North Carolina – 2.2%

Mecklenburg County COPS VRDB, Series 2006,

0.29%, 6/8/10	14,850	14,850

North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2002, First Mortgage, Southminster (Banco Santander Central Hispano LOC),

0.57%, 6/8/10	6,635	6,635

North Carolina Medical Care Commission Healthcare Facilities Revenue VRDB, Series 2009-B, Wakemed (Wachovia Bank N.A. LOC),

0.27%, 6/8/10	9,400	9,400

Raleigh COPS VRDB, Series B, Downtown,

0.29%, 6/8/10	900	900

University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1)

0.29%, 6/8/10	800	800
		32,585

Ohio – 1.4%

Medina County Health Care Facilities Revenue VRDB, Series 2007-A, Southwest General Health Center (PNC Bank LOC),

0.26%, 6/8/10	7,605	7,605

Parma Hospital Improvement Revenue VRDB, Series 2006-C, Parma Community General Hospital (JPMorgan Chase Bank LOC),

0.24%, 6/8/10	13,200	13,200

Warren County Health Care Facilities Revenue Improvement VRDB, Series 1998-B, Otterbein Homes (U.S. Bank N.A. LOC),

0.26%, 6/8/10	600	600
		21,405

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

Oregon – 1.3%

Clackamas County Hospital Facility Authority Revenue Refunding VRDB, Willamette Series A-1 (Banco Santander Central Hispano LOC),

0.57%, 6/8/10	$8,220	$8,220

Oregon State G.O. TANS, Series 2009A,

2.50%, 6/30/10	11,000	11,017
		19,237

Pennsylvania – 6.3%

Beaver County IDA Revenue VRDB, Series B, First Energy Nuclear (Citibank N.A. LOC),

0.28%, 6/8/10	12,600	12,600

Berks County Municipal Authority Revenue VRDB, Series 2008-A, Phoebe-Devitt Home Project (Banco Santander Central Hispano LOC),

0.57%, 6/8/10	6,185	6,185

Cumberland County Municipal Authority Revenue Refunding VRDB, Series 2006, Asbury Obligated Group (KBC Bank N.V. LOC),

0.27%, 6/8/10	21,610	21,610

Delaware County Authority Revenue VRDB, Series 2006, Riddle Village Project (Banco Santander Central Hispano LOC),

0.57%, 6/8/10	9,700	9,700

Lancaster IDA Revenue VRDB, Series 2007, Mennonite Home Project (Manufacturers and Traders Trust Co. LOC),

0.34%, 6/8/10	9,600	9,600

Montgomery County G.O., Series 2004-A,

0.24%, 6/1/10	14,100	14,100

Pennsylvania Turnpike Commission Revenue Refunding VRDB, Multi-Modal, Series 2008 A-1,

0.30%, 6/8/10	14,200	14,200

Multi-Modal, Series 2008 A-3,

0.27%, 6/8/10	4,000	4,000

Ridley School District G.O., Series 2009 (TD Bank N.A. LOC),

0.28%, 6/8/10	2,900	2,900
		94,895

South Carolina – 0.8%

Piedmont Municipal Power Agency Revenue VRDB, Series 2008-C (Assured Guaranty Insured),

0.40%, 6/8/10	12,500	12,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

South Dakota – 0.3%

South Dakota Housing Development Authority Revenue VRDB, Series 2009-C, Homeownership Mortgage,

0.27%, 6/8/10	$4,000	$4,000

Tennessee – 3.2%

Blount County IDB Revenue VRDB, Series 2009-A, Alcoa Maryville City, Local Government Improvement (Branch Banking and Trust Co. LOC),

0.29%, 6/8/10	9,065	9,065

Blount County Public Building Authority Revenue VRDB, Series 2008 E-1-A, Local Government Improvement (Branch Banking and Trust Co. LOC),

0.29%, 6/1/10	11,000	11,000

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue Refunding VRDB, Series 2002, Timberlake Project, Multifamily (FNMA Insured),

0.31%, 6/8/10	7,450	7,450

Tennergy Corp. Gas Revenue Bonds, STARS Trust Receipts 1260B (BNP Paribas LOC), (1)

0.31%, 6/8/10	20,565	20,565
		48,080

Texas – 10.0%

Austin Hotel Occupancy Tax Revenue Refunding VRDB, Subseries 2008-A, Sub Lien (Dexia Credit Local LOC),

0.33%, 6/8/10	10,000	10,000

HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Banco Santander Central Hispano LOC),

0.57%, 6/8/10	5,100	5,100

Houston Independent School District G.O. VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.),

0.28%, 6/8/10	5,000	5,000

Houston Water and Sewer System Revenue Bonds, Series 2043, BB&T Floaters (Branch Banking and Trust Co. LOC), (1)

0.30%, 6/8/10	14,625	14,625

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

Texas – 10.0% continued

Katy Independent School District G.O. VRDB, Series C, Fort Bend, Harris and Waller Counties, CSH Building (PSF of Texas Gtd.),

0.28%, 6/8/10	$5,000	$5,000

Lower Neches Valley Authority PCR Bonds, Series 1987, Chevron USA, Inc. Project (Chevron Corp. Gtd.),

0.29%, 8/16/10	5,000	5,000

Mesquite Health Facilities Development Corp. Revenue VRDB, Series 2000-C, Retirement Facilities (Bank of America N.A. LOC),

0.27%, 6/8/10	6,575	6,575

Northside Independent School District G.O. VRDB, Series 2009, School Building (PSF of Texas Gtd.),

1.20%, 6/1/10	8,835	8,835

Nueces Country Health Facilities Development Authority VRDB, Driscoll Children’s Foundation (JPMorgan Chase Bank LOC),

0.30%, 6/8/10	7,500	7,500

Port Arthur Navigation District Environmental Facilities Revenue VRDB, Series 2009-B, Motiva Enterprises (Motiva Enterprises LLC Gtd.),

0.28%, 6/1/10	7,400	7,400

Port of Port Arthur Navigation District Facilities Revenue VRDB, Series 2010, Total Petrochemicals USA,

0.30%, 6/8/10	12,500	12,500

Princeton Independent School District G.O., Soc Gen Series 2003 SGB-41 (PSF of Texas Gtd.), (1)

0.27%, 6/8/10	4,750	4,750

San Antonio Multifamily Housing Trust Finance Corp. Revenue VRDB, Series 2010, Cevallos Loft Apartments (FHLMC LOC),

0.30%, 6/8/10	10,000	10,000

State of Texas TRANS, Series 2009,

2.50%, 8/31/10	20,000	20,102

Texas State Transportation Commission Revenue VRDB, Series B, First Tier,

0.50%, 6/8/10	28,600	28,600
		150,987

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

Utah – 0.7%

Utah Housing Corp. Multifamily Housing Revenue VRDB, Series 2009-A, Florentine Villas (Wells Fargo Bank N.A. LOC),

0.32%, 6/8/10	$6,100	$6,100

Utah Water Finance Agency Revenue VRDB, Series 2008 B-1, (1)

0.28%, 6/8/10	3,900	3,900
		10,000

Virginia – 0.6%

Alexandria IDA Revenue Refunding VRDB, Series 2005, Goodwin House (Wachovia Bank N.A. LOC),

0.25%, 6/1/10	2,550	2,550

Charlottesville IDA Educational Facilities Revenue Bonds, Series 2006-A, University of Virginia Foundation Projects (Wachovia Bank N.A. LOC),

0.27%, 6/8/10	6,925	6,925
		9,475

Washington – 1.5%

Everett Washington Public Facilities District Revenue VRDB, Series 2007,

0.72%, 6/1/10	2,000	2,000

Washington State Higher Education Facilities Authority Revenue VRDB, Series B, Puget Sound Project (Bank of America N.A. LOC),

0.31%, 6/8/10	6,000	6,000

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC),

0.27%, 6/8/10	1,995	1,995

Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2004, Hearthstone Project (Wells Fargo Bank N.A. LOC),

0.27%, 6/8/10	10,780	10,780

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2003, Gonzaga Preparatory School Project (Bank of America N.A. LOC),

0.40%, 6/8/10	1,775	1,775
		22,550

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

West Virginia – 1.7%

West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2009-A, West Virginia United Health (Branch Banking and Trust Co. LOC),

0.28%, 6/8/10	$15,200	$15,200

West Virginia State Hospital Finance Authority Revenue VRDB, Series 2008-A, Charleston Area Medical Center (Branch Banking and Trust Co. LOC),

0.25%, 6/8/10	10,300	10,300
		25,500

Wisconsin – 1.9%

La Crosse Development Revenue VRDB, Series 2008, University of Wisconsin – La Crosse Foundation (Wells Fargo Bank N.A. LOC),

0.37%, 6/8/10	700	700

Milwaukee Wisconsin G.O., Series 2010, Cash Flow, Promissory Notes,

1.50%, 12/15/10	2,000	2,012

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2009, Goodwill Industries Southeastern Wisconsin (U.S. Bank N.A. LOC),

0.26%, 6/8/10	5,000	5,000

Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Concordia University (JPMorgan Chase Bank LOC),

0.29%, 6/8/10	2,265	2,265

Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Lawrence University (JPMorgan Chase Bank LOC),

0.30%, 6/8/10	8,390	8,390

Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2010-B, Beloit College (JPMorgan Chase Bank LOC),

0.29%, 6/8/10	7,900	7,900

Wisconsin School Districts Cash Flow Administration Program TRANS, Series 2009-A, Temporary Borrowing Program,

1.88%, 10/15/10	2,600	2,612
		28,879

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

Wyoming – 0.1%

Platte County PCR Bonds, Series 1984A, Tri-State Generation & Transmission (National Rural Utility Cooperative Finance Co. Gtd.),

0.55%, 6/1/10	$1,000	$1,000
Total Municipal Investments
(Cost $1,499,043)		1,499,043

Total Investments – 99.6%
(Cost $1,499,043) (2)		1,499,043
Other Assets less Liabilities – 0.4%		5,350
NET ASSETS – 100.0%		$1,504,393

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The cost for federal income tax purposes was $1,499,043.

Percentages shown are based on Net Assets.

At May 31, 2010, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	8.1%
Educational Services	12.8
Electric Services, Gas and Combined Utilities	8.0
Executive, Legislative and General Government	19.6
General Medical, Surgical and Nursing and Personal Care	5.8
Health Services and Residential Care	19.8
Local Passenger Transportation	6.7
Urban and Community Development, Housing Programs and Social Services	11.9
All other sectors less than 5%	7.3

Total	100.0%

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued	MAY 31, 2010 (UNAUDITED)

At May 31, 2010, the maturity analysis for the Tax-Exempt Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	9.6%
2 – 15 Days	76.6
16 – 30 Days	0.7
31 – 60 Days	0.3
61 – 97 Days	1.9
98 – 180 Days	3.1
181 – 270 Days	5.0
271+ Days	2.8

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Portfolio’s investments, which are carried at fair value, as of May 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Tax-Exempt Portfolio	$ —	$1,499,043(1)	$ —	$1,499,043

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4%

Alabama – 0.5%

Taylor-Ryan Improvement District No. 2 VRDB, Series 2005 (Wachovia Bank N.A. LOC),

0.31%, 6/8/10	$11,800	$11,800

West Jefferson IDB PCR Refunding Bonds, Series 1998, Alabama Power Co. Project,

0.32%, 6/8/10	10,000	10,000
		21,800

Arizona – 2.1%

Apache County IDA Revenue Bonds, Series 1983-A, Tucson Electric Power (RBS N.V. LOC),

0.22%, 6/8/10	24,325	24,325

Arizona Health Facilities Authority Revenue Bonds, The Terraces Project (Banco Santander Central Hispano LOC), Series 2003B-1,

0.57%, 6/8/10	6,910	6,910

Series 2003B-2,

0.57%, 6/8/10	1,960	1,960

Arizona Health Facilities Authority Revenue Refunding Bonds, Series 2007, The Terraces Project (Banco Santander Central Hispano LOC),

0.57%, 6/8/10	11,000	11,000

Arizona Health Facilities Authority Revenue VRDB, Series 2002, Royal Oaks Project (Bank of America N.A. LOC),

0.27%, 6/8/10	11,350	11,350

Arizona Health Facilities Authority Revenue VRDB, Series 2008-B, Banner Health (Bank of Nova Scotia LOC),

0.25%, 6/8/10	7,220	7,220

Arizona Health Facilities Authority Revenue VRDB, Series 2009-F, Catholic West Loan Program (Citibank N.A. LOC),

0.27%, 6/8/10	7,700	7,700

Tucson IDA Revenue VRDB, Series 2002A, Family Housing Resources Projects (FNMA LOC),

0.28%, 6/8/10	7,230	7,230

Yuma IDA Hospital Revenue VRDB, Series 2008, Yuma Regional Medical Center (JPMorgan Chase Bank LOC), (1)

0.27%, 6/8/10	19,800	19,800
		97,495

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

California – 1.4%

California Infrastructure and Economic Development Bank Revenue Refunding VRDB, Series 2009-C, Pacific Gas and Electric Co. (Wells Fargo Bank N.A. LOC),

0.23%, 6/1/10	$2,800	$2,800

California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-7 (AGM Insured),

0.32%, 6/8/10	1,900	1,900

Subseries G3 (AGM Insured),

0.32%, 6/8/10	900	900

California State Economic Recovery G.O. VRDB, Series 2004C-16 (AGM Insured),

0.32%, 6/8/10	20,510	20,510

California Statewide Communities Development Authority Revenue VRDB, Series 2001, Senior Living Facility (Banco Santander Central Hispano LOC),

0.55%, 6/8/10	9,445	9,445

California Statewide Communities Development Authority Revenue VRDB, Series 2007A, Sweep Loan Program (Citibank N.A. LOC),

0.26%, 6/8/10	1,500	1,500

California Statewide Communities Development Authority Revenue VRDB, Series 2007-B, Front Porch Communities (Banco Santander Central Hispano LOC),

0.55%, 6/8/10	2,900	2,900

California Statewide Communities Multifamily Housing Development Authority Revenue VRDB, Series 2009-A, Claremont Villas (FHLB LOC),

0.26%, 6/8/10	6,785	6,785

Series 2009-M, South Shore Apartments (FHLB LOC),

0.26%, 6/8/10	10,290	10,290

Los Angeles Wastewater System Revenue Refunding VRDB, Subseries 2008-C (Bank of Nova Scotia LOC),

0.24%, 6/8/10	8,610	8,610

Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Series C, Tyler Springs Apartments (FNMA Gtd.),

0.26%, 6/8/10	850	850
		66,490

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Colorado – 2.3%

Base Village Metropolitan District Number 2 G.O. VRDB, Limited Tax, Junior Series 2008-B (U.S. Bank N.A. LOC),

0.30%, 6/8/10	$6,510	$6,510

Castle Pines North Finance Corp. COPS VRDB, Series 2009 (Wells Fargo Bank N.A. LOC),

0.25%, 6/8/10	1,000	1,000

Castle Pines North Metropolitan District G.O. Refunding VRDB, Series 2006-C, Limited Tax (U.S. Bank N.A. LOC),

0.25%, 6/8/10	1,405	1,405

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC),

0.28%, 6/1/10	4,635	4,635

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Immanuel Lutheran School Project (Bank of America N.A. LOC),

0.28%, 6/1/10	6,150	6,150

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC),

0.27%, 6/8/10	6,705	6,705

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2006, Presentation School (U.S. Bank N.A. LOC),

0.27%, 6/8/10	7,250	7,250

Colorado Health Facilities Authority Revenue Refunding VRDB, Series 2004B, Bethesda Collinwood (Bank of America N.A. LOC),

0.27%, 6/8/10	260	260

Colorado Health Facilities Authority Revenue Refunding VRDB, Series 2008, The Evangelical (U.S. Bank N.A. LOC),

0.25%, 6/8/10	2,000	2,000

Colorado Health Facilities Authority Revenue VRDB, Series 2002, Sisters of Charity Leavenworth Health,

0.27%, 6/8/10	2,400	2,400

Colorado Health Facilities Authority Revenue VRDB, Series 2002, Total Long Term Care Project (U.S. Bank N.A. LOC),

0.27%, 6/8/10	2,290	2,290

Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor (U.S. Bank N.A. LOC),

0.25%, 6/8/10	6,480	6,480

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Colorado – 2.3% continued

Colorado Health Facilities Authority Revenue VRDB, Series 2008, Frasier Meadows Community Project (JPMorgan Chase Bank LOC),

0.27%, 6/8/10	$3,200	$3,200

Colorado Housing and Finance Authority SFM Revenue Bonds, Series 2006, Class 1-B-2,

0.26%, 6/8/10	14,800	14,800

Colorado State Education Loan Program TRANS, Series 2009,

2.00%, 8/12/10	7,000	7,020

Denver City and County Multifamily Housing Revenue Bonds, Series 1985, Ogden Residences Project (Credit Agricole Corp. and Investment Bank LOC),

0.38%, 6/1/10	4,300	4,300

Denver Urban Renewal Authority Tax Increment Revenue VRDB, Series 2008 A-2, (U.S. Bank N.A. LOC),

0.28%, 6/8/10	795	795

Larkridge G.O. VRDB, Series 2004, Metropolitan District Number 1 (U.S. Bank N.A. LOC),

0.28%, 6/8/10	9,920	9,920

Traer Creek Metropolitan District Revenue VRDB, Series 2002, Avon, (BNP Paribas LOC),

0.50%, 6/8/10	13,270	13,270

Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC),

0.50%, 6/8/10	10,200	10,200
		110,590

Connecticut – 1.1%

Connecticut Development Authority Revenue Refunding VRDB, Pierce Memorial Baptist (Bank of America N.A. LOC),

0.25%, 6/8/10	2,725	2,725

State of Connecticut G.O., Series 2010-A, BANS,

2.00%, 5/19/11	50,000	50,745
		53,470

District of Columbia – 1.8%

District of Columbia G.O., Citi ROCS RR-II-R-11180WF (Wells Fargo and Co. Gtd.), (1)

0.31%, 6/8/10	16,335	16,335

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

District of Columbia – 1.8% continued

District of Columbia G.O. TANS, Series 2009,

2.50%, 9/30/10	$50,000	$50,338

District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation,

0.29%, 6/8/10	4,700	4,700

District of Columbia Revenue VRDB, Series 2003, American Psychological Association Project (Bank of America N.A. LOC),

0.32%, 6/8/10	2,250	2,250

District of Columbia Revenue VRDB, Series 2007, Preparatory Academy (Manufacturers and Traders Trust Co. LOC),

0.34%, 6/8/10	9,370	9,370
		82,993

Florida – 7.7%

Broward County Educational Facilities Authority Revenue Bonds, City College Project (Citibank N.A. LOC),

0.27%, 6/8/10	10,565	10,565

Capital Trust Agency Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation (FNMA LOC),

0.30%, 6/8/10	19,470	19,470

Citizens Property Insurance Corp. Revenue Notes, Series 2009 A-2, Senior Secured,

4.50%, 6/1/10	25,000	25,000

Series 2010 A-2, Senior Secured,

2.00%, 4/21/11	43,000	43,271

Florida Keys Aqueduct Authority Water Revenue Refunding VRDB, Series 2008 (TD Bank N.A. LOC),

0.24%, 6/8/10	10,500	10,500

Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985, Huntington (FHLMC Gtd.),

0.27%, 6/8/10	4,000	4,000

Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985, River Oaks (FHLMC Insured),

0.31%, 6/8/10	6,150	6,150

Florida Multifamily Housing Finance Agency Revenue VRDB, Country Club (FHLMC Insured),

0.30%, 6/8/10	8,500	8,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Florida – 7.7% continued

Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Series 1998, South Pointe Project (FNMA Insured),

0.32%, 6/8/10	$3,900	$3,900

Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2004, Maitland Apartments (FHLMC Gtd.),

0.30%, 6/8/10	19,175	19,175

Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series C, Monterey Lake (FHLMC LOC),

0.29%, 6/8/10	7,325	7,325

Florida Multifamily Housing Finance Corp. Revenue VRDB, Series 2008 L, Hudson Ridge Apartments (FHLB LOC),

0.30%, 6/8/10	8,160	8,160

Florida State Board of Education G.O., Eagle 720050054 – Class A, (1)

0.30%, 6/8/10	10,000	10,000

Gainesville Utility System Revenue VRDB, Series 2008-B,

0.29%, 6/8/10	6,030	6,030

Halifax Hospital Medical Center Revenue Refunding VRDB, Series 2008 (Wachovia Bank N.A. LOC),

0.27%, 6/8/10	14,000	14,000

Highlands County Health Facilities Authority Revenue Refunding VRDB, Series 2006-A, Adventist Health (AGM Insured),

0.27%, 6/8/10	6,300	6,300

Highlands County Health Facilities Authority Revenue VRDB, Series 2003-C, Adventist Health/Sunbelt,

0.25%, 6/8/10	3,000	3,000

Highlands County Health Facilities Authority Revenue VRDB, Series 2007 A-2, Adventist Health System,

0.25%, 6/8/10	10,000	10,000

Series E, Adventist Health System (Credit Agricole Corp. and Investment Bank LOC),

0.29%, 6/8/10	20,000	20,000

Highlands County Health Facilities Authority Revenue VRDB, Series 2009-A, Adventist/Sunbelt (FHLB Atlanta LOC),

0.24%, 6/8/10	24,890	24,890

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Florida – 7.7% continued

Highlands County Health Facilities Authority Revenue VRDB, continued

Series 2009-C, Adventist/Sunbelt (FHLB Atlanta LOC),

0.24%, 6/8/10	$11,000	$11,000

JEA Electric System Revenue VRDB, Series 2008A Three,

0.26%, 6/8/10	23,800	23,800

Series 2009 Three D-2-A,

0.26%, 6/8/10	9,840	9,840

Lee County Multifamily HFA Revenue Refunding Bonds, Series 1995-A, Forestwood Apartments Project (FNMA Gtd.),

0.31%, 6/8/10	11,485	11,485

Miami-Dade County Health Facilities Authority Revenue Bonds, Series 2006 B-2, Miami Children’s Hospital Project (Wachovia Bank N.A. LOC),

0.27%, 6/8/10	19,475	19,475

Orange County Multifamily HFA Revenue Refunding VRDB, Series 1997, Post Fountains Project (FNMA Gtd.),

0.27%, 6/8/10	2,550	2,550

Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured),

0.28%, 6/8/10	6,300	6,300

Orlando Utilities Commission System Revenue VRDB, Series 2008,

0.50%, 6/8/10	10,000	10,000

St. Petersburg Health Facilities Authority Revenue VRDB, Series 2005-A-1, Children’s Hospital (Wachovia Bank N.A. LOC),

0.27%, 6/8/10	4,500	4,500

Volusia County Multifamily HFA Revenue Refunding Bonds, Series 2002, Anatole Apartments (FNMA Insured),

0.28%, 6/8/10	5,045	5,045
		364,231

Georgia – 3.0%

Bartow County Development Authority PCR VRDB, Bowen Project,

0.27%, 6/1/10	22,400	22,400

Burke County Development Authority PCR Bonds, Series 1992, First Series, Georgia Power Plant Vogtle Project (Georgia Power Gtd.),

0.27%, 6/1/10	6,300	6,300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Georgia – 3.0% continued

Burke County Development Authority PCR VRDB, Series 2009, Georgia Power Co., Vogtle, 1st Series,

0.25%, 6/1/10	$3,500	$3,500

Clayton County Housing Authority Revenue Bonds, Series 1985, Rivers Edge Development (FHLMC Gtd.),

0.30%, 6/8/10	2,500	2,500

Clayton County Multifamily Housing Authority Revenue Refunding Bonds, Series 1990-A, Huntington Woods (AGM Insured),

1.16%, 6/8/10	7,530	7,530

Series 1990-F, Ten Oaks Apartments (AGM Insured),

1.16%, 6/8/10	6,280	6,280

Cobb County Development Authority Revenue VRDB, Series 2009, North Cobb Christian School (Branch Banking and Trust Co. LOC),

0.29%, 6/8/10	13,050	13,050

Cobb County Multifamily Housing Authority Revenue Bonds, Post Mill Project (FNMA Gtd.),

0.27%, 6/8/10	2,000	2,000

Cobb County Multifamily Housing Authority Revenue Refunding VRDB, Series 1999, Six Flags Association (FHLMC LOC),

0.30%, 6/8/10	5,290	5,290

Cobb County Multifamily Housing Authority Revenue VRDB, Series 1996, Post Bridge Project (FNMA Insured),

0.27%, 6/8/10	3,300	3,300

Fulco Hospital Authority Revenue VRDB, Anticipatory Certificates, Series 1997, Shepherd Center, Inc. Project (Branch Banking and Trust Co. LOC),

0.26%, 6/8/10	15,500	15,500

Gwinnett County Multifamily Housing Authority Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.),

0.31%, 6/8/10	7,400	7,400

Marietta Multifamily Housing Authority Revenue VRDB, Wood Glen Housing (FHLMC Insured),

0.30%, 6/8/10	6,185	6,185

Monroe County Development Authority PCR VRDB, Scherer Project,

0.30%, 6/1/10	3,900	3,900

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Georgia – 3.0% continued

Monroe County Development Authority PCR VRDB, Series 2009, Georgia Power Co. – Scherer, 1st Series,

0.25%, 6/1/10	$7,600	$7,600

Municipal Electric Authority of Georgia Revenue VRDB, Series B, Project 1 (Dexia Credit Local LOC),

0.33%, 6/8/10	17,050	17,050

Roswell Multifamily Housing Authority Revenue Refunding VRDB, Series 1994, Wood Crossing Project (FHLMC LOC),

0.30%, 6/8/10	3,400	3,400

Roswell Multifamily Housing Authority Revenue Refunding VRDB, Series 2002, Chambrel at Roswell Project (FNMA Gtd.),

0.30%, 6/8/10	3,780	3,780

Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F & M Villages Project (FNMA Gtd.),

0.27%, 6/8/10	5,350	5,350
		142,315

Hawaii – 0.1%

Hawaii State Multifamily Housing Finance and Development Corp. Revenue VRDB, Series 2008, Lokahi Ka’u (FHLMC LOC),

0.29%, 6/8/10	5,200	5,200

Idaho – 0.5%

Idaho Health Facilities Authority Revenue VRDB, Series 2009-A, St. Luke’s Health System Project (Wells Fargo Bank N.A. LOC),

0.27%, 6/8/10	19,000	19,000

Idaho Housing and Finance Association Nonprofit Facilities Revenue VRDB, Series 2008, College of Idaho Project (U.S. Bank N.A. LOC),

0.26%, 6/8/10	4,900	4,900
		23,900

Illinois – 13.5%

Aurora Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project (Harris N.A. LOC),

0.31%, 6/8/10	3,210	3,210

Bridgeview G.O. Refunding VRDB, Series 2008 A-2 (Harris N.A. LOC),

0.30%, 6/8/10	17,500	17,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Illinois – 13.5% continued

Chicago Board of Education G.O. VRDB, Series 2000-D (AGM Insured),

0.37%, 6/8/10	$11,000	$11,000

Chicago G.O. Refunding VRDB,

Series 2007-F,

0.70%, 6/1/10	11,500	11,500

Series G,

0.68%, 6/1/10	20,000	20,000

Chicago G.O. VRDB, Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC),

0.32%, 6/1/10	10,500	10,500

Series 21-B-4, Neighborhoods Alive (Bank of New York LOC),

0.29%, 6/1/10	7,100	7,100

Chicago Multifamily Housing Revenue VRDB, Series 2008-B, Hollywood House Apartments (Harris N.A. LOC),

0.37%, 6/8/10	3,350	3,350

Chicago Transit Authority COPS, Citi ROCS RR II R-11786 (Assured Guaranty Insured), (1)

0.39%, 6/8/10	6,105	6,105

Chicago Wastewater Transmission Revenue Refunding VRDB, Subseries 2008 C-1 (Harris N.A. LOC),

0.28%, 6/1/10	6,000	6,000

City of Chicago G.O. Refunding VRDB, Series 2005D, Project Refunding (AGM Insured),

0.32%, 6/8/10	35,190	35,190

City of Chicago G.O. Refunding VRDB,

Series 2007-E,

0.68%, 6/1/10	10,000	10,000

Illinois Development Finance Authority Revenue Bonds, Series 1998, Glenwood School for Boys (Harris N.A. LOC),

0.30%, 6/8/10	1,800	1,800

Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project (Comerica Bank LOC),

0.53%, 6/8/10	7,985	7,985

Illinois Development Finance Authority Revenue VRDB, Series B, Evanston Northwestern,

0.27%, 6/1/10	6,220	6,220

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Illinois – 13.5% continued

Illinois Development Finance Authority Revenue VRDB, Series 2003, Jewish Council Youth Services (Harris N.A. LOC),

0.31%, 6/8/10	$945	$945

Illinois Development Finance Authority Revenue VRDB, Series 2003, Mount Carmel High School Project (JPMorgan Chase Bank LOC),

0.27%, 6/8/10	14,800	14,800

Illinois Educational Facilities Authority Revenue Bonds, Series 1985, Cultural Pool (JPMorgan Chase Bank LOC),

0.27%, 6/8/10	10,790	10,790

Illinois Educational Facilities Authority Revenue Bonds, Series 2003B, Augustana College (Harris N.A. LOC),

0.28%, 6/8/10	6,590	6,590

Illinois Educational Facilities Authority Revenue Bonds, Series B-3, University of Chicago,

0.46%, 5/4/11	18,565	18,565

Illinois Educational Facilities Authority Revenue VRDB, Series 1999A, National Louis University (JPMorgan Chase Bank LOC),

0.30%, 6/8/10	9,550	9,550

Illinois Finance Authority PCR Refunding VRDB, Series D, Commonwealth Edison (JPMorgan Chase Bank LOC),

0.28%, 6/8/10	15,600	15,600

Illinois Finance Authority Revenue Bonds, Nazareth Academy Project (Harris N.A. LOC),

0.33%, 6/8/10	5,900	5,900

Illinois Finance Authority Revenue Bonds, Series 2005, Joan W. and Irving B. Dance Project (Bank of America N.A. LOC),

0.38%, 6/8/10	10,300	10,300

Illinois Finance Authority Revenue Bonds, Series 2007, Erikson Institution Project (Bank of America N.A. LOC),

0.30%, 6/8/10	6,000	6,000

Illinois Finance Authority Revenue Bonds, Series 2008, Chicago Horticultural Project (JPMorgan Chase Bank LOC),

0.33%, 6/8/10	9,000	9,000

Illinois Finance Authority Revenue Bonds, Subseries B, Northwestern University,

0.32%, 3/1/11	20,000	20,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Illinois – 13.5% continued

Illinois Finance Authority Revenue VRDB, Easter Seals Metropolitan Chicago (Harris N.A. LOC),

0.31%, 6/8/10	$7,700	$7,700

Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society (Harris N.A. LOC),

0.30%, 6/8/10	12,500	12,500

Illinois Finance Authority Revenue VRDB, Series 2008-A, Community Action Partnership (Harris N.A. LOC),

0.33%, 6/8/10	3,000	3,000

Illinois Finance Authority Revenue VRDB, Series 2009-C, OSF Healthcare System (Wells Fargo Bank N.A. LOC),

0.27%, 6/8/10	5,000	5,000

Illinois Finance Authority Revenue VRDB, Series 2009E2, University of Chicago Medical Center (JPMorgan Chase Bank LOC),

0.27%, 6/1/10	10,000	10,000

Illinois Finance Authority Revenue VRDB, Series A, Franciscan Communities (Bank of America N.A. LOC),

0.27%, 6/8/10	7,815	7,815

Illinois Finance Authority Revenue VRDB, Series C, Clare Oaks Project (Banco Santander Central Hispano LOC),

0.57%, 6/8/10	10,680	10,680

Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (Bank of America N.A. LOC),

0.32%, 6/8/10	51,300	51,300

Illinois Health Facilities Authority Revenue Refunding Bonds, Series 1996 B, Franciscan Eldercare Village (Bank of America N.A. LOC),

0.27%, 6/8/10	2,300	2,300

Illinois Health Facilities Authority Revenue VRDB, Series 1997, The Adler Planetarium (FHLB Boston LOC),

0.25%, 6/8/10	8,500	8,500

Illinois Municipal Electric Agency Power Supply Revenue Bonds, Citigroup ROCS RR-II-R-11185WF (Wells Fargo and Co. Gtd.), (1)

0.31%, 6/8/10	16,105	16,105

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Illinois – 13.5% continued

Illinois State Toll Highway Authority Revenue Refunding VRDB, Series 2008A-1, Senior Priority,

0.31%, 6/8/10	$20,000	$20,000

Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series 2008A-2, Senior Priority,

0.34%, 6/8/10	80,000	80,000

Illinois State Tollway Highway Authority Revenue VRDB, Series A-1, Senior Priority,

0.32%, 6/8/10	2,200	2,200

Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC),

0.31%, 6/8/10	2,000	2,000

Lake County Multifamily Housing Revenue VRDB, Series 2008, Whispering Oak Apartments Project (FHLMC Gtd.),

0.30%, 6/8/10	3,250	3,250

Lombard Multifamily Housing Revenue Refunding Bonds, Series 2000, Clover Creek Apartments Project (FNMA LOC),

0.28%, 6/8/10	11,915	11,915

Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (Bank of America N.A. LOC),

0.30%, 6/8/10	4,750	4,750

Oak Forest Revenue Bonds, Series 1989, Homewood Pool – South Suburban Mayors and Managers Association Program (Fifth Third Bank LOC),

0.51%, 6/8/10	48,700	48,700

University of Illinois Board of Trustees COPS Refunding VRDB, Series 2009-B,

0.30%, 6/8/10	30,000	30,000

University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities System,

0.28%, 6/8/10	12,095	12,095
		635,310

Indiana – 2.2%

Daviess County Economic Development Revenue Refunding and Improvement VRDB, Daviess Community (KeyBank N.A. LOC),

0.37%, 6/8/10	9,400	9,400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Indiana – 2.2% continued

Elkhart County Multifamily Housing Revenue VRDB, Series 2008 II-A, Ashton Pine Apartments (FHLB Indianapolis LOC),

0.32%, 6/8/10	$8,000	$8,000

Indiana Bond Bank Revenue Notes, Series 2010-A, Advance Funding Program Notes,

2.00%, 1/6/11	25,000	25,234

Indiana Finance Authority Health System Revenue VRDB, Series 2008-G, Sisters of St. Francis Health (Wells Fargo Bank LOC),

0.25%, 6/8/10	10,000	10,000

Indiana Finance Authority Hospital Revenue Refunding VRDB, Series 2008-A, Clarian Health (Branch Banking and Trust Co. LOC),

0.28%, 6/8/10	14,200	14,200

Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005A, Howard Regional Health System Project (Comerica Bank LOC),

0.80%, 6/1/10	9,300	9,300

Indiana Health Facility Financing Authority Revenue VRDB, Series 2001B, Franciscan Eldercare Project (Bank of America N.A. LOC),

0.27%, 6/8/10	285	285

Indiana Health Facility Financing Authority Revenue VRDB, Series 2002B, Fayette Memorial Hospital Association (U.S. Bank N.A. LOC),

0.30%, 6/1/10	6,210	6,210

Indiana State Development Finance Authority Revenue VRDB, Series 2003, YMCA of Southwest Indiana Project (Wells Fargo Bank N.A. LOC),

0.37%, 6/8/10	2,700	2,700

Indianapolis Economic Development Revenue VRDB, Series 2008, Brookhaven County Line Project (FNMA Gtd.),

0.30%, 6/8/10	18,000	18,000

Vincennes Economic Development Revenue VRDB, Knox County Association (Wells Fargo Bank N.A. LOC),

0.37%, 6/8/10	1,900	1,900
		105,229

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Iowa – 1.0%

Grinnell Hospital Revenue Refunding VRDB, Series 2001, Grinnell Regional Medical Center Project (U.S. Bank N.A. LOC),

0.30%, 6/1/10	$3,100	$3,100

Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC),

0.29%, 6/8/10	6,100	6,100

Iowa Finance Authority Retirement Community Revenue Bonds, Series 2003-B, Wesley Retirement Services (Wells Fargo Bank N.A. LOC),

0.27%, 6/8/10	6,500	6,500

Iowa Finance Authority Retirement Community Revenue VRDB, Series 2007-C, Edgewater A Wesley (Banco Santander Central Hispano LOC),

0.57%, 6/8/10	20,000	20,000

Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC),

0.26%, 6/8/10	11,250	11,250
		46,950

Kansas – 1.1%

Kansas Development Finance Authority Multifamily Revenue Refunding VRDB, Chesapeake Apartments Project (FHLMC LOC),

0.30%, 6/8/10	14,800	14,800

Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Banco Santander Central Hispano LOC),

0.57%, 6/8/10	10,000	10,000

Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (JPMorgan Chase Bank LOC),

0.28%, 6/8/10	12,670	12,670

Olathe Multifamily Housing Revenue Refunding VRDB, Jefferson Place Apartments Project (FHLMC GIC),

0.30%, 6/8/10	7,780	7,780

University of Kansas Hospital Authority Revenue VRDB, Series 04, KU Health System (U.S. Bank N.A. LOC),

0.30%, 6/1/10	4,460	4,460
		49,710

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Kentucky – 1.5%

Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC),

0.27%, 6/8/10	$7,100	$7,100

Jefferson County Multifamily Housing Revenue Refunding VRDB, Series 2002, Camden Brookside Project (FNMA Insured),

0.27%, 6/8/10	8,900	8,900

Camden Meadows Project (FNMA Insured),

0.27%, 6/8/10	8,200	8,200

Kentucky Economic Development Finance Authority Medical Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp. (Branch Banking and Trust Co. LOC),

0.27%, 6/8/10	17,100	17,100

Kentucky Rural Water Finance Corp. Public Project Revenue Bonds, Series 2009 B-2, Construction Notes,

1.25%, 1/1/11	6,000	6,019

Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC),

0.27%, 6/8/10	8,959	8,959

Warren County Hospital Revenue Refunding VRDB, Series 2008, Bowling Green-Warren (Assured Guaranty Insured),

0.27%, 6/8/10	8,155	8,155

Williamstown League of Cities Funding Trust Lease Revenue VRDB, Series 2009-B (U.S. Bank N.A. LOC),

0.27%, 6/8/10	5,000	5,000
		69,433

Louisiana – 1.6%

Ascension Parish IDB Revenue VRDB, IMTT Geismar (FHLB Atlanta LOC),

0.26%, 6/8/10	17,000	17,000

Louisiana Local Government Environmental Facilities & Community Development Revenue VRDB, Series B, Downreit (FHLB of Dallas LOC),

0.29%, 6/8/10	10,635	10,635

Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project (FHLMC LOC),

0.30%, 6/8/10	8,000	8,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Louisiana – 1.6% continued

Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily (FNMA LOC),

0.27%, 6/8/10	$8,900	$8,900

Parish of St. James Pollution Control Revenue VRDB, Series 1990A, Texaco Project,

0.23%, 6/1/10	30,000	30,000
		74,535

Maine – 0.6%

Maine Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008 A (KBC Bank N.V. LOC),

0.30%, 6/8/10	28,940	28,940

Maryland – 2.9%

Maryland State Community Development Administration Department of Housing Revenue VRDB, Series 2008-G, Kirkwood Multifamily Housing (FHLMC LOC),

0.26%, 6/8/10	8,000	8,000

Maryland State Community Development Administration Department of Housing Revenue VRDB, Series 2009-A, Multifamily Development – Sharp Apartments (FHLMC Insured),

0.30%, 6/8/10	16,950	16,950

Maryland State Economic Development Corp. Revenue VRDB, Series 2008, Federation Amern Societies (Wachovia Bank N.A. LOC),

0.27%, 6/8/10	15,500	15,500

Maryland State Health and Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005B, Adventist Healthcare (Manufacturers and Traders Trust Co. LOC),

0.27%, 6/8/10	13,700	13,700

Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Healthcare (Manufacturers and Traders Trust Co. LOC),

0.27%, 6/8/10	8,310	8,310

Series 2005A, Adventist Healthcare (Bank of America N.A. LOC),

0.27%, 6/8/10	25,200	25,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Maryland – 2.9% continued

Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital (Branch Banking and Trust Co. LOC),

0.28%, 6/8/10	$8,000	$8,000

Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-A, University of Maryland System (Citizens Bank of Pennsylvania LOC),

0.45%, 6/8/10	6,500	6,500

Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-B, Upper Chesapeake Hospital (Branch Banking and Trust Co. LOC),

0.28%, 6/8/10	17,305	17,305

Montgomery County Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (Manufacturers and Traders Trust Co. LOC),

0.27%, 6/8/10	855	855

Prince Georges County Revenue Refunding VRDB, Series A, Collington Episcopal (Bank of America N.A. LOC),

0.27%, 6/8/10	10,000	10,000

Town of Chestertown Revenue Refunding VRDB, Series 2008-A, Economic Development Project, Washington College (RBS Citizens N.A. LOC),

0.46%, 6/8/10	3,600	3,600
		133,920

Massachusetts – 2.2%

Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy,

0.27%, 6/8/10	9,600	9,600

Massachusetts State Development Finance Agency Revenue VRDB, Series 2004, Groton School,

0.27%, 6/8/10	10,000	10,000

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School,

0.27%, 6/8/10	10,000	10,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Massachusetts – 2.2% continued

Massachusetts State Development Finance Agency Revenue VRDB, Series 2005, ISO New England, Inc. (TD Bank N.A. LOC),

0.25%, 6/8/10	$16,190	$16,190

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC),

0.55%, 6/8/10	7,755	7,755

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Thayer Academy (Assured Guaranty Insured),

0.28%, 6/8/10	9,795	9,795

Massachusetts State G.O. VRDB, Series 2006 A, Consolidated Loans,

0.30%, 6/1/10	1,000	1,000

Massachusetts State G.O. VRDB, Series B, Consolidated Loans,

0.28%, 6/1/10	300	300

Massachusetts State Water Resources Authority Revenue Refunding VRDB, Series 2008-A,

0.30%, 6/8/10	10,000	10,000

University of Massachusetts Building Authority Revenue Refunding VRDB, Series 2008-4, Senior Community Gtd.,

0.28%, 6/8/10	30,465	30,465
		105,105

Michigan – 3.7%

Ann Arbor Economic Development Corp. Limited Obligation Revenue Bonds, Series 2000A, Glacier Hills, Inc. Project (JPMorgan Chase Bank LOC),

0.27%, 6/8/10	2,540	2,540

Ann Arbor Economic Development Corp. Limited Obligation Revenue Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank LOC),

0.27%, 6/8/10	1,415	1,415

Grand Rapids Economic Development Corp. Revenue Refunding Bonds, Series 1991A, Amway Hotel (Bank of America N.A. LOC),

0.76%, 6/8/10	3,075	3,075

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Michigan – 3.7% continued

Jackson County Hospital Finance Authority Revenue Refunding Bonds, Foote Hospital (Assured Guaranty Insured),

0.37%, 6/8/10	$6,300	$6,300

Kalamazoo Hospital Finance Authority Facilities Revenue Refunding VRDB, Series 2009-A, Bronson Methodist (JPMorgan Chase Bank LOC),

0.26%, 6/8/10	27,500	27,500

Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2004, Hope College Project (JPMorgan Chase Bank LOC),

0.26%, 6/8/10	8,400	8,400

Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007A, Limited Obligation, Calvin (JPMorgan Chase Bank LOC),

0.27%, 6/8/10	18,800	18,800

Series 2007B, Limited Obligation, Calvin (JPMorgan Chase Bank LOC),

0.27%, 6/8/10	20,000	20,000

Michigan Higher Education Facilities Authority Revenue VRDB, Series 2006, Cleary University Project (Comerica Bank LOC),

0.38%, 6/8/10	4,045	4,045

Michigan Municipal Bond Authority Revenue Notes, Series 2009-C3, State Aid Notes (Bank of Nova Scotia LOC),

2.50%, 8/20/10	15,000	15,054

Michigan State Hospital Finance Authority Revenue VRDB, Series 2004B, Holland Community Hospital (JPMorgan Chase Bank LOC),

0.26%, 6/8/10	7,900	7,900

Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2003, YMCA of Metropolitan Detroit Project (JPMorgan Chase Bank LOC),

0.29%, 6/8/10	1,960	1,960

Michigan State Strategic Fund Revenue VRDB, Rest Haven Christian Services (Banco Santander Central Hispano LOC),

0.57%, 6/8/10	8,780	8,780

State of Michigan G.O. Notes, Series 2009-A,

2.00%, 9/30/10	50,000	50,243
		176,012

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Minnesota – 2.2%

Maple Grove Economic Development Revenue Bonds, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC),

0.26%, 6/8/10	$3,320	$3,320

Minneapolis and St. Paul Housing and Redevelopment Authority Health Care System Revenue VRDB, Series 2007A-11, Children’s Hospitals and Clinics (AGM Insured),

0.31%, 6/1/10	2,000	2,000

Minneapolis Health Care System Revenue VRDB, Series 2008-D, Fairview Health Services (Wells Fargo Bank N.A. LOC),

0.24%, 6/8/10	9,325	9,325

Minneapolis Revenue Bonds, Series 2003A, Guthrie Theater Project (Wells Fargo Bank N.A. LOC),

0.27%, 6/8/10	3,005	3,005

Minneapolis Student Housing Revenue VRDB, Series 2003, Riverton Community Housing Project (Bank of America N.A. LOC),

0.30%, 6/8/10	6,825	6,825

Minnesota Agricultural and Economic Development Board Revenue VRDB, YMCA of Metro Minneapolis Project (U.S. Bank N.A. LOC),

0.27%, 6/8/10	3,000	3,000

Minnesota School District Capital Equipment Borrowing Program COPS, Series 2009, Aid Anticipation Certificates,

2.00%, 9/10/10	15,000	15,061

Series 2009-B, Aid Anticipation Certificates,

2.00%, 9/10/10	9,000	9,042

Series 2010-A, Aid Anticipation Certificates,

2.00%, 9/10/10	7,200	7,235

Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 20045Z, University St. Thomas (U.S. Bank N.A. LOC),

0.28%, 6/8/10	9,000	9,000

Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC),

0.29%, 6/1/10	5,345	5,345

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Minnesota – 2.2% continued

Oak Park Heights Multifamily Housing Revenue Refunding VRDB, Series 2005, Boutwells Landing (FHLMC Gtd.),

0.27%, 6/8/10	$7,325	$7,325

Robbinsdale Multifamily Housing Revenue Refunding VRDB, Series 2004-C, Copperfield Hill (Bank of America N.A. LOC),

0.30%, 6/8/10	3,500	3,500

Rochester G.O. VRDB, Series 07-B, Wastewater,

0.26%, 6/8/10	7,100	7,100

Roseville Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project (FHLMC LOC),

0.26%, 6/8/10	6,145	6,145

St. Paul Port Authority Revenue VRDB, Series 2006-3, Amherst H. Wilder Foundation (Bank of New York LOC),

0.30%, 6/1/10	5,640	5,640
		102,868

Mississippi – 1.5%

Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, SG Resources LLC (FHLB Atlanta LOC),

0.26%, 6/8/10	26,400	26,400

Mississippi Business Finance Corp. Revenue Refunding VRDB, Series 2009-B, Renaissance (FHLB of Dallas LOC),

0.28%, 6/8/10	8,050	8,050

Mississippi Business Finance Corp. Revenue VRDB, Series 2007-A, CPX Gulfport OPAG LLC (Wachovia Bank N.A. LOC),

0.29%, 6/8/10	12,935	12,935

Mississippi Development Bank Special Obligation Revenue Refunding VRDB, Series 2009, Magnolia Regional Health Project (FHLB Atlanta LOC),

0.29%, 6/8/10	5,000	5,000

Mississippi Hospital Equipment and Facilities Authority Revenue VRDB, Mississippi Health,

0.28%, 6/8/10	20,313	20,313
		72,698

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Missouri – 2.9%

Independence IDA Multifamily Housing Revenue Refunding VRDB, Series 2005, The Mansions Project (FHLMC LOC),

0.30%, 6/8/10	$14,240	$14,240

Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC),

0.30%, 6/8/10	2,500	2,500

Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 1995, Willow Creek IV Apartments (FNMA Insured),

0.31%, 6/8/10	8,195	8,195

Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 2000, Coach House North Apartments (FHLMC LOC),

0.30%, 6/8/10	8,000	8,000

Kansas City IDA Multifamily Housing Revenue VRDB, Series 2002, Cloverset Apartments Project (FNMA LOC),

0.27%, 6/8/10	2,065	2,065

Kansas City IDA Revenue VRDB, Kansas City Downtown Redevelopment (JPMorgan Chase Bank LOC),

0.30%, 6/8/10	13,175	13,175

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999-C, Pooled Hospital Freeman Health System (KBC Bank N.V. LOC),

0.33%, 6/8/10	4,365	4,365

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2000, Lutheran Senior Services Project (U.S. Bank N.A. LOC),

0.26%, 6/8/10	9,000	9,000

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, De Smet Jesuit High School (U.S. Bank N.A. LOC),

0.30%, 6/1/10	3,200	3,200

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008, Lutheran Senior Services Project (U.S. Bank N.A. LOC),

0.26%, 6/8/10	9,000	9,000

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008-F, Sisters Mercy Health,

0.26%, 6/8/10	25,000	25,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Missouri – 2.9% continued

South Point Hunter Ridge Trust Revenue VRDB Certificate Series Trust Various States, Series 2005A (Wachovia Bank N.A. LOC), (1)

0.45%, 6/8/10	$10,575	$10,575

Series 2005B (Wachovia Bank N.A. LOC), (1)

0.45%, 6/8/10	8,365	8,365

St. Charles County IDA Revenue Refunding VRDB, Country Club Apartments Project (FNMA LOC),

0.29%, 6/8/10	4,000	4,000

St. Charles County IDA Revenue VRDB, Series 2006, Trinity Manufacturing Project (FHLB Des Moines LOC),

0.30%, 6/8/10	7,180	7,180

St. Louis County IDA Revenue VRDB, Series B, Friendship Village South (Bank of America N.A. LOC),

0.27%, 6/8/10	5,615	5,615
		134,475

Nebraska – 0.5%

Central Plains Energy Project Revenue VRDB, Series 2009, Project Number 2,

0.27%, 6/8/10	24,900	24,900

Nevada – 0.5%

Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Hospital Project (U.S. Bank N.A. LOC),

0.26%, 6/8/10	9,500	9,500

Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center (U.S. Bank N.A. LOC),

0.26%, 6/8/10	5,330	5,330

Las Vegas Valley Water District G.O., Series B, Water Improvement,

0.38%, 6/1/10	7,000	7,000
		21,830

New Hampshire – 0.6%

New Hampshire Health and Education Facilities Authority Revenue VRDB, Riverwoods at Exeter (Bank of America N.A. LOC),

0.29%, 6/8/10	12,350	12,350

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

New Hampshire – 0.6% continued

New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2004-B, Kendal at Hanover (FHLB Boston LOC),

0.25%, 6/8/10	$6,880	$6,880

Series 2008, Kendal at Hanover (FHLB Boston LOC),

0.25%, 6/8/10	8,365	8,365
		27,595

New Jersey – 0.3%

New Jersey EDA Revenue Refunding VRDB, Series 2005-B, Cranes Mill Project (TD Bank N.A. LOC),

0.25%, 6/8/10	6,220	6,220

New Jersey EDA Revenue VRDB, Series 2006, Frisch School Project (Banco Santander Central Hispano LOC),

0.58%, 6/8/10	1,500	1,500

New Jersey Health Care Facilities Financing Authority Revenue VRDB, Series 2002, Wiley Mission Project (TD Bank N.A. LOC),

0.25%, 6/8/10	4,900	4,900
		12,620

New Mexico – 1.4%

Bernalilo County TRANS, Series 2009,

2.50%, 6/30/10	17,000	17,027

New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio (FHLMC LOC),

0.28%, 6/8/10	8,000	8,000

New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDB, Series 2009,

0.27%, 6/8/10	25,000	25,000

Portales Student Housing Revenue VRDB, Series 2006-A, CHF Portales LLC (Banco Santander Central Hispano LOC),

0.70%, 6/8/10	13,380	13,380
		63,407

New York – 9.2%

Metropolitan Transportation Authority Revenue Bonds, CP Notes, Series 1-A (RBS N.V. LOC),

0.35%, 6/15/10	10,000	10,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

New York – 9.2% continued

Metropolitan Transportation Authority RANS, Series 2010,

2.00%, 12/31/10	$25,000	$25,235

Metropolitan Transportation Authority Tax Exempt Revenue Bonds, Series 2007-C, Municipal CP Notes (RBS N.V. LOC),

0.50%, 6/10/10	80,000	80,000

Monroe Security & Safety System Local Development Revenue VRDB, Series 2010 (Manufacturers and Traders Trust Co. LOC),

0.29%, 6/8/10	25,000	25,000

New York City Industrial Development Agency Civic Facilities Revenue VRDB, Series 2006, Cong Machne Chaim, Inc. (Banco Santander Central Hispano LOC),

0.54%, 6/8/10	7,800	7,800

New York City Municipal Water Finance Authority, IAM CP Notes, Series One,

0.28%, 06/17/10	30,000	30,000

New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds, Series 2006-AA-3,

0.32%, 6/8/10	12,300	12,300

New York Liberty Development Corp. Revenue VRDB, Series 2009-A, World Trade Center Project (United States Treasuries Escrowed),

0.50%, 1/18/11	182,100	182,102

New York State Dormitory Authority Non State Supported Debt Revenue VRDB, Series 2008, Rochester Friendly Home (Manufacturers and Traders Trust Co. LOC),

0.25%, 6/8/10	13,745	13,745

New York State Urban Development Corp. Revenue VRDB, Series A3A, State Facilities,

0.34%, 6/8/10	4,000	4,000

Suffolk County Industrial Development Agency Civic Facilities Revenue VRDB, Series 2006, St. Anthony’s High School (U.S. Bank N.A. LOC),

0.25%, 6/8/10	15,530	15,530

Ulster County Industrial Development Agency Revenue VRDB, Series 2007-C, Kingston Regional Senior Living (Banco Santander Central Hispano LOC),

0.55%, 6/8/10	11,965	11,965

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

New York – 9.2% continued

Westchester County Industrial Development Agency Civic Facility Revenue VRDB, Series 2001, Catharine Field Home (Banco Santander Central Hispano LOC),

0.55%, 6/8/10	$14,470	$14,470
		432,147

North Carolina – 4.8%

Charlotte Airport Revenue VRDB, Series 2010-C, Charlotte Douglas Airport (Wachovia Bank N.A. LOC),

0.27%, 6/8/10	6,200	6,200

City of Greensboro Street Improvement G.O. VRDB,

0.30%, 6/8/10	10,000	10,000

Durham Water and Sewer Utility System Revenue VRDB, Series 1994,

0.30%, 6/8/10	800	800

Mecklenburg County COPS VRDB, Series 2006,

0.29%, 6/8/10	8,890	8,890

Mecklenburg County COPS VRDB, Series 2008-A,

0.58%, 6/8/10	36,125	36,125

North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University (Bank of America N.A. LOC),

0.30%, 6/8/10	8,200	8,200

North Carolina Capital Facilities Finance Agency Revenue VRDB, Series 2007, High Point University Project (Branch Banking and Trust Co. LOC),

0.29%, 6/8/10	10,850	10,850

Series 2008, High Point University Project (Branch Banking and Trust Co. LOC),

0.29%, 6/8/10	10,000	10,000

North Carolina Educational Facilities Finance Agency Revenue VRDB, Series 1999, Charlotte Latin (Wachovia Bank N.A. LOC),

0.27%, 6/8/10	2,820	2,820

North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding Bonds, Series 2005-C, Duke University Health System,

0.26%, 6/8/10	11,550	11,550

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

North Carolina – 4.8% continued

North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Series 2008-A, Wake Forest University (Branch Banking and Trust Co. LOC),

0.27%, 6/8/10	$18,480	$18,480

North Carolina Medical Care Commission Healthcare Facilities Revenue VRDB, Series 2004-A, Novant Health Group,

0.30%, 6/8/10	7,600	7,600

North Carolina Medical Care Commission Retirement Facilities Revenue VRDB, Series 2007-C, First Mortgage, Southminster (Banco Santander Central Hispano LOC),

0.57%, 6/8/10	700	700

Raleigh Combined Enterprise System Revenue, BB&T Municipal Trust, Floaters Series 11, (1)

0.29%, 6/8/10	10,565	10,565

Raleigh COPS VRDB, Series B, Downtown,

0.29%, 6/8/10	18,000	18,000

State of North Carolina G.O. Refunding VRDB, Series 2002-F,

0.26%, 6/8/10	8,295	8,295

University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1)

0.29%, 6/8/10	18,400	18,400

Wake County G.O. VRDB, Series 2003C, Public Improvement Bonds,

0.28%, 6/8/10	9,500	9,500

Winston-Salem Water and Sewer System Revenue VRDB,

Series 2002B,

0.27%, 6/8/10	8,200	8,200

Series 2002C,

0.27%, 6/8/10	21,600	21,600
		226,775

Ohio – 0.8%

Cleveland Airport System Revenue VRDB, Series 2009-D (KBC Bank N.V. LOC),

0.37%, 6/8/10	8,500	8,500

Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue VRDB, Museum of Art Project, Series 2005-B,

0.24%, 6/8/10	15,000	15,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Ohio – 0.8% continued

Cuyahoga County Health Care Facilities Revenue Bonds, Series 2004-E, Franciscan Communities (Bank of America N.A. LOC),

0.27%, 6/8/10	$8,255	$8,255

Richland County Health Care Facilities Revenue Refunding Bonds, Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank LOC),

0.28%, 6/8/10	1,625	1,625

Series 2004-B, Wesleyan Senior Living (JPMorgan Chase Bank LOC),

0.28%, 6/8/10	4,555	4,555
		37,935

Oklahoma – 0.5%

Oklahoma State Industrial Authority and Educational Facilities Revenue VRDB, Oklahoma Christian University Project (Bank of America N.A. LOC),

0.32%, 6/8/10	23,100	23,100

Oklahoma Water Resource Board State Loan Program Revenue VRDB,

0.75%, 6/1/10	2,095	2,095
		25,195

Oregon – 1.6%

Clackamas County Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health System (U.S. Bank N.A. LOC),

0.26%, 6/8/10	10,000	10,000

Oregon State Facilities Authority Revenue VRDB, Series 2005A, Quatama Crossing Housing (FNMA LOC),

0.27%, 6/8/10	9,545	9,545

Oregon State G.O. TANS, Series 2009A,

2.50%, 6/30/10	40,000	40,064

Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue VRDB, Series 2001-A, Assumption Village Project (Key Bank N.A. LOC),

0.37%, 6/8/10	8,085	8,085

Salem Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project (U.S. Bank N.A. LOC),

0.25%, 6/8/10	6,000	6,000
		73,694

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Pennsylvania – 2.7%

Allegheny County Hospital Development Authority Revenue VRDB, Series 2003, UPMC Senior Living Corp. (FNMA LOC),

0.28%, 6/8/10	$10,505	$10,505

Allegheny County IDA Healthcare Revenue VRDB, Series 08-B, Vincentian Collaborative (PNC Bank LOC),

0.26%, 6/8/10	2,725	2,725

Allegheny County IDA Revenue VRDB, Education Center at the Watson Institute (PNC Bank LOC),

0.26%, 6/8/10	6,000	6,000

Beaver County IDA PCR Refunding VRDB, Series 06, First Energy Generation (Barclays Bank PLC LOC),

0.31%, 6/1/10	2,000	2,000

Beaver County IDA PCR Refunding VRDB, Series 2008-A, First Energy (Bank of Nova Scotia LOC),

0.26%, 6/8/10	12,500	12,500

Cumberland County Municipal Authority Revenue Refunding VRDB, Series 2006, Asbury Obligated Group (KBC Bank N.V. LOC),

0.27%, 6/8/10	13,455	13,455

Lancaster County Hospital Authority Revenue VRDB, Series 2000, Quarryville Presbyterian (Manufacturers and Traders Trust Co. LOC),

0.27%, 6/8/10	13,770	13,770

Lancaster IDA Revenue Bonds, Series 2009-A, Willow Valley Retirement (PNC Bank LOC),

0.24%, 6/8/10	10,000	10,000

Lancaster IDA Revenue VRDB, Series 2007, Mennonite Home Project (Manufacturers and Traders Trust Co. LOC),

0.34%, 6/8/10	1,615	1,615

Lower Merion School District G.O. VRDB, Series 2009-B, Capital Project (U.S. Bank N.A. LOC),

0.26%, 6/8/10	6,000	6,000

Pennsylvania Higher Educational Facilities Authority College and University Revenue VRDB, Series 2007, Pennsylvania College of Optometry (Wachovia Bank N.A. LOC),

0.27%, 6/8/10	7,620	7,620

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Pennsylvania – 2.7% continued

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series I4, Association of Independent Colleges (Manufacturers and Traders Trust Co. LOC),

0.29%, 6/8/10	$13,600	$13,600

Pennsylvania Multifamily Housing Finance Agency Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood (Bank of America N.A. LOC),

0.28%, 6/8/10	8,000	8,000

Pennsylvania Turnpike Commission Revenue Refunding VRDB, Multi-Modal, Series 2008 A-3,

0.27%, 6/8/10	9,400	9,400

RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-12, Floater Certificates, Bethlehem Pennsylvania (Royal Bank of Canada LOC), (1)

0.29%, 6/8/10	5,000	5,000

West Cornwall Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Lebanon Valley (PNC Bank LOC),

0.27%, 6/8/10	4,200	4,200
		126,390

South Carolina – 1.0%

Charleston Educational Excellence Finance Corp. Revenue Bonds, Citigroup ROCS RR-II-R-497M, (1)

0.33%, 6/8/10	9,115	9,115

City of Columbia South Carolina VRDB, Series 2009, Waterworks and Sewer (U.S. Bank N.A. LOC),

0.20%, 6/1/10	5,900	5,900

Greenville Hospital System Board Facilities Revenue Refunding VRDB, Series 2008-D (Wachovia Bank N.A. LOC),

0.27%, 6/8/10	7,700	7,700

Piedmont Municipal Power Agency Revenue VRDB, Series 2008-C (Assured Guaranty Insured),

0.40%, 6/8/10	10,200	10,200

South Carolina Jobs EDA Hospital Revenue Refunding VRDB, Series 2009-C, Anmed Health (Branch Banking and Trust Co. LOC),

0.26%, 6/8/10	5,000	5,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

South Carolina – 1.0% continued

South Carolina Jobs EDA Revenue Bonds, Series 2003, Medical University Facilities Corp. Project (Wachovia Bank N.A. LOC),

0.27%, 6/8/10	$4,000	$4,000

South Carolina Jobs EDA Revenue Bonds, Series 2003-A, Presbyterian Home Project (Wachovia Bank N.A. LOC),

0.37%, 6/8/10	3,645	3,645
		45,560

South Dakota – 0.3%

South Dakota Health and Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospital and Health (U.S. Bank N.A. LOC),

0.30%, 6/8/10	4,630	4,630

South Dakota Health and Educational Facilities Authority Revenue VRDB, Series 2008, Regional Health (U.S. Bank N.A. LOC),

0.30%, 6/1/10	4,300	4,300

South Dakota Housing Development Authority Revenue VRDB, Series 2009-A, Homeownership Mortgage,

0.26%, 6/8/10	5,000	5,000
		13,930

Tennessee – 2.3%

Blount County Public Building Authority Revenue VRDB, Series 2008 C-1-A, Local Government Public Improvement,

0.29%, 6/8/10	16,650	16,650

Series 2008 C-3-A, Local Government Public Improvement,

0.29%, 6/8/10	7,700	7,700

Hendersonville IDB Multifamily Housing Revenue Refunding VRDB, Windsor Park (FNMA Insured),

0.31%, 6/8/10	3,095	3,095

Knox County Health and Educational Facilities Board Revenue VRDB, Series 06, Johnson Bible College Project,

0.29%, 6/8/10	6,670	6,670

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue Refunding VRDB, Series 2009, Belmont University (FHLB of Atlanta LOC),

0.26%, 6/8/10	9,010	9,010

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Tennessee – 2.3% continued

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue Refunding VRDB, Series 2009, Lipscomb University Project (FHLB of Atlanta LOC),

0.26%, 6/8/10	$16,160	$16,160

Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.),

0.30%, 6/8/10	17,029	17,029

Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2007-B, Trezevant Manor Project (Bank of America N.A. LOC),

0.29%, 6/8/10	6,000	6,000

Tennergy Corp. Gas Revenue Bonds, STARS Trust Receipts 1260B (BNP Paribas LOC), (1)

0.31%, 6/8/10	27,625	27,625
		109,939

Texas – 7.3%

Atascosa County Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative,

0.65%, 6/8/10	9,600	9,600

Austin Hotel Occupancy Tax Revenue Refunding VRDB, Subseries 2008-A, Sub Lien (Dexia Credit Local LOC),

0.33%, 6/8/10	6,165	6,165

Bexar County and Clear Creek Revenue Bonds, Series 2007-28, Clipper Tax-Exempt Certificate Trust (U.S. Treasuries Escrowed), (1)

0.32%, 6/8/10	6,255	6,255

Bexar County Housing Finance Corp. Multifamily Housing Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project (FHLMC Insured),

0.25%, 6/8/10	2,880	2,880

Bexar County Housing Finance Corp. Multifamily Housing Revenue VRDB, Series 2005-A, Summit Hills Apartments Project (FHLMC Insured),

0.30%, 6/8/10	3,500	3,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Texas – 7.3% continued

Brazos County Health Facilities Development Corp. Revenue Refunding VRDB, Series 2009, Burleson St. Joseph (Wells Fargo Bank N.A. LOC),

0.37%, 6/8/10	$8,025	$8,025

Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project (BASF Corp. Gtd.),

0.40%, 6/8/10	7,700	7,700

Crawford Education Facilities Corp. Revenue Bonds, Series 2008, Hyde Park Baptist School Project (JPMorgan Chase Bank LOC),

0.27%, 6/8/10	1,225	1,225

Houston Independent School District G.O. VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.),

0.28%, 6/8/10	30,470	30,470

Katy Independent School District G.O. VRDB, Series C, Fort Bend, Harris and Waller Counties, CSH Building (PSF of Texas Gtd.),

0.28%, 6/8/10	53,100	53,100

Lovejoy Texas Independent School District G.O., Series DB-514, Deutsche Bank Spears/Lifers Trust Various States (PSF of Texas Gtd.), (1)

0.31%, 6/8/10	3,275	3,275

Lubbock Independent School District G.O. VRDB, Series 2004-A, School Building (PSF of Texas Gtd.),

0.29%, 6/8/10	300	300

Northside Independent School District G.O. VRDB, Series 2009, School Building (PSF of Texas Gtd.),

1.20%, 6/1/10	14,230	14,230

Nueces Country Health Facilities Development Authority VRDB, Driscoll Children’s Foundation (JPMorgan Chase Bank LOC),

0.30%, 6/8/10	10,100	10,100

Panhandle Regional Multifamily Housing Finance Authority Revenue VRDB, Series 2008, Jason Avenue Residential Apartments (FHLMC LOC),

0.30%, 6/8/10	7,500	7,500

Port Arthur Navigation District Environmental Facilities Revenue VRDB, Series 2009-B, Motiva Enterprises (Motiva Enterprises LLC Gtd.),

0.28%, 6/1/10	4,100	4,100

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Texas – 7.3% continued

Port Arthur Navigation District Environmental Facilities Revenue VRDB, continued

Series 2009-C, Motiva Enterprises (Motiva Enterprises LLC Gtd.),

0.28%, 6/1/10	$15,000	$15,000

Port of Port Arthur Navigation District Facilities Revenue VRDB, Series 2010, Total Petrochemicals USA,

0.30%, 6/8/10	12,500	12,500

RBC Municipal Products Incorporated Trust Revenue VRDB, Series 2010 E-14, Floater Certificates (Royal Bank of Canada LOC), (1)

0.29%, 6/8/10	25,000	25,000

San Antonio Multifamily Housing Trust Finance Corp. Revenue VRDB, Series 2010, Cevallos Loft Apartments (FHLMC LOC),

0.30%, 6/8/10	11,250	11,250

State of Texas TRANS, Series 2009,

2.50%, 8/31/10	85,000	85,430

Tarrant County Housing Finance Corp. Revenue VRDB, Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.),

0.27%, 6/8/10	1,465	1,465

Texas State Department of Multifamily Housing and Community Affairs Revenue VRDB, Woodmont Apartments (Bank of America N.A. LOC),

0.30%, 6/8/10	15,000	15,000

Travis County Housing Finance Corp. Student Housing Revenue Bonds, College Houses Project (Wachovia Bank N.A. LOC),

0.27%, 6/8/10	10,665	10,665
		344,735

Utah – 0.7%

Utah Housing Corp. Multifamily Housing Revenue VRDB, Series 2009-A, Florentine Villas (Wells Fargo Bank N.A. LOC),

0.32%, 6/8/10	6,000	6,000

Utah Housing Corp. Multifamily Housing Revenue VRDB, Series 2009-A, Timbergate (FHLMC LOC),

0.30%, 6/8/10	3,125	3,125

Utah State Board of Regents Revenue Refunding VRDB, University of Utah Hospital (Wells Fargo Bank N.A. LOC),

0.31%, 6/8/10	3,000	3,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Utah – 0.7% continued

Utah Water Finance Agency Revenue VRDB, Series 2008 B-2,

0.28%, 6/8/10	$19,900	$19,900
		32,025

Vermont – 0.6%

Vermont Educational and Health Buildings Financing Agency Revenue Refunding VRDB, Series 2008-A, Fletcher Allen (TD Bank N.A. LOC),

0.24%, 6/8/10	9,120	9,120

Vermont Educational and Health Buildings Financing Agency Revenue VRDB, Norwich University Project (TD Bank N.A. LOC),

0.26%, 6/8/10	12,300	12,300

Vermont Housing Finance Agency Student Housing Facilities Revenue VRDB, Series 04A, University of Vermont Project (Banco Santander Central Hispano LOC),

0.70%, 6/8/10	8,075	8,075
		29,495

Virginia – 1.0%

Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured),

0.30%, 6/8/10	5,100	5,100

Lynchburg IDA Revenue VRDB, Series B, Centra Health (Branch Banking and Trust Co. LOC),

0.28%, 6/8/10	1,750	1,750

University of Virginia Revenue Bonds, Citigroup Eagle 20060017, Class A, (1)

0.29%, 6/8/10	12,000	12,000

Virginia College Building Authority Educational Facilities Revenue VRDB, Series 2009-A, University of Richmond,

0.40%, 3/1/11	10,085	10,085

Virginia Small Business Financing Authority Revenue VRDB, Series 2008, Museum Fine Arts Foundation (Wachovia Bank N.A. LOC),

0.29%, 6/8/10	20,000	20,000
		48,935

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Washington – 2.5%

Everett Washington Public Facilities District Revenue VRDB, Series 2007,

0.72%, 6/1/10	$17,015	$17,015

Washington State G.O., Series 1993B Smith Barney, Soc Gen Trust SGB-13, (1)

0.30%, 6/8/10	1,350	1,350

Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003, Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC),

0.29%, 6/8/10	1,065	1,065

Washington State Healthcare Facilities Authority Revenue VRDB, Series 2008-B, Southwest Washington Medical Center (Bank of America N.A. LOC),

0.24%, 6/8/10	6,870	6,870

Washington State Healthcare Facilities Authority Revenue VRDB, Series 2009-A, Multicare Health System (Wells Fargo Bank N.A. LOC),

0.25%, 6/8/10	3,500	3,500

Washington State Healthcare Facilities Authority Revenue VRDB, Series 2009-C, Swedish Health Services (U.S. Bank N.A. LOC),

0.26%, 6/8/10	12,000	12,000

Washington State Healthcare Facilities Authority Revenue VRDB, Series A, Fred Hutchinson Center (Bank of America N.A. LOC),

0.30%, 6/8/10	21,825	21,825

Washington State Healthcare Facilities Authority Revenue VRDB, Series B, Catholic Health Initiatives,

0.27%, 6/8/10	20,600	20,600

Washington State Higher Education Facilities Authority Revenue VRDB, Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC),

0.35%, 6/8/10	1,900	1,900

Washington State Higher Education Facilities Authority Revenue VRDB, Series B, Puget Sound Project (Bank of America N.A. LOC),

0.31%, 6/8/10	6,000	6,000

Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Judson Park Project, Series 2007 (Banco Santander Central Hispano LOC),

0.57%, 6/8/10	7,400	7,400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Washington – 2.5% continued

Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2005, Antioch University Project (U.S. Bank N.A. LOC),

0.26%, 6/8/10	$4,835	$4,835

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series C, Skyline at First Hill Project (Bank of America N.A. LOC),

0.27%, 6/8/10	1,855	1,855

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2008, The Overlake School Project (Wells Fargo Bank N.A. LOC),

0.27%, 6/8/10	5,000	5,000

Washington State Housing Finance Community Nonprofit Revenue VRDB, YMCA Tacoma and Pierce Project (U.S. Bank N.A. LOC),

Series A 1998,

0.27%, 6/8/10	2,575	2,575

Series B 1998,

0.27%, 6/8/10	3,235	3,235
		117,025

West Virginia – 0.6%

West Virginia State Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series 2008-A, Cabell Hospital (Branch Banking and Trust Co. LOC),

0.28%, 6/8/10	10,000	10,000

Series 2008-B, Cabell Hospital (Branch Banking and Trust Co. LOC),

0.28%, 6/8/10	10,000	10,000

West Virginia State Hospital Finance Authority Revenue VRDB, Series 2008-A, Charleston Area Medical Center (Branch Banking and Trust Co. LOC),

0.25%, 6/8/10	8,600	8,600
		28,600

Wisconsin – 1.7%

La Crosse Development Revenue VRDB, Series 2008, University of Wisconsin – La Crosse Foundation (Wells Fargo Bank N.A. LOC),

0.37%, 6/8/10	6,800	6,800

Milwaukee Wisconsin G.O., Series 2010, Cash Flow, Promissory Notes,

1.50%, 12/15/10	20,000	20,121

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Wisconsin – 1.7% continued

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series B, Beaver Dam Community Hospital (U.S. Bank N.A. LOC),

0.26%, 6/8/10	$9,270	$9,270

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2001B, Newcastle Place Project (Bank of America N.A. LOC),

0.27%, 6/8/10	10,800	10,800

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC),

0.35%, 6/8/10	3,295	3,295

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2004, Wisconsin Institute of Torah Study, Inc. Project (Harris N.A. LOC),

0.26%, 6/8/10	2,950	2,950

Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Concordia University (JPMorgan Chase Bank LOC),

0.29%, 6/8/10	3,105	3,105

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern (JPMorgan Chase Bank LOC),

0.29%, 6/8/10	3,205	3,205

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002B, Capital Access Pool, Vernon Memorial Hospital (U.S. Bank N.A. LOC),

0.30%, 6/1/10	1,115	1,115

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2006-C, Aurora Health Care (U.S. Bank N.A. LOC),

0.30%, 6/1/10	4,800	4,800

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Meriter Retirement Services (KBC Bank N.V. LOC),

0.29%, 6/8/10	3,150	3,150

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-B, Gundersen Lutheran (Wells Fargo Bank N.A. LOC),

0.27%, 6/8/10	7,500	7,500

	PRINCIPAL AMOUNT (000S)		VALUE (000S)
MUNICIPAL INVESTMENTS – 99.4% continued

Wisconsin – 1.7% continued

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2009-A, Froedtert and Community Health (U.S. Bank N.A. LOC),

0.25%, 6/8/10	$5,000		$5,000
			81,111

Multiple States Pooled Securities – 1.1%

BB&T Municipal Trust, Floaters Series 5002 (Rabobank Group LOC), (1)

0.61%, 6/8/10	—	(2)	—	(2)

Federal Home Loan Mortgage Corporation Multifamily (AMT), Series M019, Class 2008-A,Variable Rate Certificates (FHLMC Guaranteed),

0.36%, 6/8/10	19,172		19,172

0.37%, 6/8/10	34,000		34,000
			53,172
Total Municipal Investments
(Cost $4,680,684)			4,680,684

Total Investments – 99.4%
(Cost $4,680,684) (3)			4,680,684
Other Assets less Liabilities – 0.6%			27,343
NET ASSETS – 100.0%			$4,708,027

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The principal amount and value is less than $500.

(3)	The cost for federal income tax purposes was $4,680,684.

Percentages shown are based on Net Assets.

At May 31, 2010, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	5.3%
Educational Services	14.7
Executive, Legislative and General Government	23.1
General Medical, Surgical and Nursing and Personal Care	8.7
Health Services and Residential Care	14.1
Urban and Community Development, Housing Programs and Social Services	15.3
All other sectors less than 5%	18.8

Total	100.0%

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

At May 31, 2010, the maturity analysis for the Municipal Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	6.8%
2 - 15 Days	77.7
16 - 30 Days	1.9
61 - 97 Days	2.3
98 - 180 Days	2.8
181 - 270 Days	5.5
271+ Days	3.0

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments, which are carried at fair value, as of May 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Portfolio	$ —	$4,680,684 (1)	$ —	$4,680,684

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2010 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AGM	Assured Guaranty Municipal Corporation	HFA	Housing Finance Authority
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority
BANS	Bond Anticipation Notes	IDB	Industrial Development Board
COPS	Certificates of Participation	IDR	Industrial Development Revenue
CP	Commercial Paper	LOC	Letter of Credit
EDA	Economic Development Authority	PCR	Pollution Control Revenue
FDIC	Federal Deposit Insurance Corporation	PSF	Permanent School Fund
FFCB	Federal Farm Credit Bank	RANS	Revenue Anticipation Notes
FHLB	Federal Home Loan Bank	ROCS	Reset Option Certificates
FHLMC	Federal Home Loan Mortgage Corporation	SFM	Single Family Mortgage
FNMA	Federal National Mortgage Association	SGB	Sociète Generale Bank
FRN	Floating Rate Notes	Soc Gen	Sociète Generale
FRCD	Floating Rate Certificates of Deposit	STARS	Short Term Adjustable Rate Securities
GIC	Guaranteed Investment Contract	TANS	Tax Anticipation Notes
GNMA	Government National Mortgage Association	TRANS	Tax and Revenue Anticipation Notes
G.O.	General Obligation	VRDB	Variable Rate Demand Bonds
Gtd.	Guaranteed

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities or the prerefunded date for these types of securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2010 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 21 portfolios as of May 31, 2010, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for all of the Trust’s money market portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Presented herein are the financial statements for the following six money market portfolios: Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio, Treasury Portfolio, Tax-Exempt Portfolio and Municipal Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. At May 31, 2010, Shares and Service Shares were outstanding for each of the Money Market Portfolios except the Treasury Portfolio, which has only Shares outstanding. Premier Shares are not currently offered to investors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Portfolio’s classes is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES The investments held by the Portfolios are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolios (primarily the Tax-Exempt Portfolio and Municipal Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under which they purchase securities for cash from a seller and agree to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Diversified Assets Portfolio, Government Portfolio and Treasury Portfolio have entered into such joint repurchase agreements at May 31, 2010, as reflected in their accompanying Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is

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MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain money market portfolios may receive dividend income from investment companies. Dividend income is recognized on the ex-dividend date. The Tax-Exempt and Municipal Portfolios’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Each Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications were reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

At November 30, 2009, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED LOSSES	CAPITAL STOCK
Diversified Assets	$219	$(219)	$ —
Government	57	(57)	—
Government Select	4	(4)	—
Treasury	10	(10)	—
Tax-Exempt	44	(38)	(6)
Municipal	24	(15)	(9)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

At November 30, 2009, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$608
Government	—	136
Government Select	—	703
Treasury	—	103
Tax-Exempt	55	—
Municipal	643	27

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2009, was as follows:

	DISTRIBUTED FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$27,224
Government	—	17,118
Government Select	—	42,432
Treasury	—	1,722
Tax-Exempt	5,110	230
Municipal	30,325	350

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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MONEY MARKET PORTFOLIOS

MAY 31, 2010 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended November 30, 2008, was as follows:

	DISTRIBUTED FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$330,586
Government	—	143,924
Government Select	—	262,228
Tax-Exempt	21,912	12
Municipal	100,342	47

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2009, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2006 through November 30, 2009 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly at annual rates set forth in the table below (expressed as a percentage of each Portfolio’s respective average daily net assets). For the six months ended May 31, 2010, the investment adviser agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2010, were as follows:

Amounts in thousands	ANNUAL ADVISORY FEE	LESS WAIVERS	ADVISORY FEE AFTER WAIVERS
Diversified Assets	0.25%	—%	0.25%
Government	0.25%	—%	0.25%
Government Select	0.20%	0.10%	0.10%
Treasury	0.20%	0.10%	0.10%
Tax-Exempt	0.25%	—%	0.25%
Municipal	0.20%	0.10%	0.10%

Prior to April 1, 2010, the waivers described above were voluntary and could be modified or terminated at any time. Starting April 1, 2010, the investment adviser has contractually agreed to waive a portion of the advisory fees charged to the Portfolios in the same amount that it previously voluntarily waived. The contractual waiver arrangements are expected to continue until at least April 1, 2011. After this date, the investment adviser or the Portfolios may terminate the contractual arrangements.

In addition, the investment adviser may reimburse class-specific and portfolio level expenses of a Portfolio, as necessary. Any such expense reimbursement would be voluntary and could be implemented, increased or decreased or discontinued at any time. During the six months ended May 31, 2010, the investment adviser reimbursed class-specific and portfolio level expenses for the Diversified Assets, Government, Government Select, Treasury, Tax-Exempt and Municipal Portfolios. Portfolio level expenses reimbursed by the investment adviser were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by the investment adviser are shown in the accompanying Statements of Operations.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2010, were as follows:

Amounts in thousands	SHARES	SERVICE SHARES
Diversified Assets	$44	$4
Government	19	2
Government Select	51	7
Treasury	3	—
Tax-Exempt	16	—
Municipal	20	3

Certain amounts of transfer agent fees were reimbursed to the Portfolios by the investment adviser.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are reflected in the Portfolios’ Statements of Operations.

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NOTES TO THE FINANCIAL STATEMENTS continued

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolios at the annual rate of 0.10 percent of the average daily net assets of each Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest and other extraordinary expenses) that exceed on an annualized basis 0.10 percent of each Portfolio’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

The expenses reimbursed during the six months ended May 31, 2010, under such arrangements are shown in the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio and/or Global Tactical Asset Allocation Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Servicing Agents”) under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service Shares and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25 percent and 0.50 percent of the average daily net asset value of the outstanding Service Shares and Premier Shares, respectively.

The shareholder servicing fees are included in “Shareholder servicing fees” expenses on the Statements of Operations.

Certain amounts of shareholder servicing fees were reimbursed to the Portfolios by the investment adviser. For further information, please refer to Note 3.

As compensation for services rendered as a Servicing Agent, Northern Trust received shareholder servicing fees for the six months ended May 31, 2010, as follows:

Amounts in thousands	SERVICE SHARES
Diversified Assets	$56
Government	3
Government Select	6

6. BANK BORROWINGS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The agreement will expire on December 9, 2010, unless renewed.

At May 31, 2010, the Portfolios did not have any outstanding loans.

Interest expense for the six months ended May 31, 2010, was approximately $3,000 for the Government Select Portfolio. When utilized, the average dollar amount of the Government Select Portfolio’s borrowings was $31,800,000 and the weighted average interest rate on these borrowings was 1.03 percent for the six months ended May 31, 2010.

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MONEY MARKET PORTFOLIOS

MAY 31, 2010 (UNAUDITED)

7. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2010, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$71,606,571	$36	$(70,997,440)	$609,167
Government	64,681,057	7	(63,815,159)	865,905
Government Select	61,902,099	105	(64,241,242)	(2,339,038)
Treasury	21,175,588	67	(20,023,351)	1,152,304
Tax-Exempt	3,771,325	1	(3,950,536)	(179,210)
Municipal	14,359,720	197	(15,774,254)	(1,414,337)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Shares for the fiscal year ended November 30, 2009, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$128,134,425	$431	$(127,723,290)	$411,566
Government	151,759,465	610	(153,851,041)	(2,090,966)
Government Select	123,926,461	2,726	(124,600,590)	(671,403)
Treasury	25,325,977	146	(22,864,310)	2,461,813
Tax-Exempt	6,932,949	10	(6,362,873)	570,086
Municipal	27,462,926	2,294	(26,267,251)	1,197,969

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the six months ended May 31, 2010, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN NET ASSETS
Diversified Assets	$667,777	$—	$(694,719)	$(26,942)
Government	196,022	—	(208,478)	(12,456)
Government Select	454,552	—	(469,093)	(14,541)
Tax-Exempt	9,153	—	(12,091)	(2,938)
Municipal	49,068	—	(75,263)	(26,195)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2009, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$1,411,708	$—	$(1,437,468)	$(25,760)
Government	639,212	—	(748,092)	(108,880)
Government Select	978,271	—	(1,358,744)	(380,473)
Tax-Exempt	33,169	—	(33,268)	(99)
Municipal	149,000	—	(147,754)	1,246

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2009, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN NET ASSETS
Government	$—	$—	$(5,593)	$(5,593)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers; b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating

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NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2010 (UNAUDITED)

the implications of ASU 2010-06 and the impact it will have to the Portfolios’ financial statement disclosures.

9. SUBSEQUENT EVENT

Management has evaluated subsequent events for the Portfolios through the date the financial statements were available to be issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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MONEY MARKET PORTFOLIOS

FUND EXPENSES	MAY 31, 2010 (UNAUDITED)

As a shareholder of the Portfolios, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2009 through May 31, 2010.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/09 - 5/31/10” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DIVERSIFIED ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/09 - 5/31/10
Actual	0.29%	$1,000.00	$1,000.10	$1.45
Hypothetical	0.29%	$1,000.00	$1,023.49	$1.46	**
SERVICE SHARES
Actual	0.29%	$1,000.00	$1,000.10	$1.45
Hypothetical	0.29%	$1,000.00	$1,023.49	$1.46	**

GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/09 - 5/31/10
Actual	0.20%	$1,000.00	$1,000.10	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01	**
SERVICE SHARES
Actual	0.20%	$1,000.00	$1,000.10	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01	**

GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/09 - 5/31/10
Actual	0.19%	$1,000.00	$1,000.10	$0.95
Hypothetical	0.19%	$1,000.00	$1,023.98	$0.96	**
SERVICE SHARES
Actual	0.19%	$1,000.00	$1,000.10	$0.95
Hypothetical	0.19%	$1,000.00	$1,023.98	$0.96	**

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/09 - 5/31/10
Actual	0.15%	$1,000.00	$1,000.30	$0.75
Hypothetical	0.15%	$1,000.00	$1,024.18	$0.76	**

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2010. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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FUND EXPENSES continued	MAY 31, 2010 (UNAUDITED)

TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/09 - 5/31/10
Actual	0.27%	$1,000.00	$1,000.10	$1.35
Hypothetical	0.27%	$1,000.00	$1,023.59	$1.36	**
SERVICE SHARES
Actual	0.27%	$1,000.00	$1,000.10	$1.35
Hypothetical	0.27%	$1,000.00	$1,023.59	$1.36	**

MUNICIPAL

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/09 - 5/31/10
Actual	0.20%	$1,000.00	$1,000.50	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01	**
SERVICE SHARES
Actual	0.28%	$1,000.00	$1,000.10	$1.40
Hypothetical	0.28%	$1,000.00	$1,023.54	$1.41	**

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2010. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS MAY 31, 2010 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfo-lios with Northern Trust Investments, N.A. (“NTI” or “the Investment Adviser”).

Because applicable regulations require annual approval of advi-sory agreements, the Advisory Agreement was re-approved with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 6-7, 2010 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meet-ing without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of the Investment Adviser, its services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management proc-esses; (v) expenses borne by the Portfolios; (vi) the Investment Adviser’s profitability; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolios; and (viii) policies adopted by the Investment Adviser regarding bro-kerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advi-sory fees (after waivers) and the total expenses borne by the Port-folios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (v) the Investment Adviser’s staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfo-lios. In connection with their approval of the Advisory Agree-ment for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any single factor as control-ling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include services as the Portfolios’ custodian, transfer agent, and administrator. The Trustees considered the quality of the non-advisory services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. Attention was given to the Investment Adviser’s and its affiliates’ diligent and expanded risk management processes, including the steps taken to strengthen the credit risk management processes in the past year and to implement the new regulatory requirements for the Portfolios. The Trustees also discussed the Investment Adviser’s continued commitments to address other regulatory compliance requirements applicable to the Portfolios, the compliance oversight program with respect to all of the Portfolios’ service providers, and the continued active involvement of internal audit in reviewing operations related to the Portfolios. The Trustees noted the Investment Adviser’s and its affiliates’ strong financial position, stability and commitment to the Portfolios, as evidenced by their support to the Portfolios to maintain a positive

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	67	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS continued

yield during the past year, as well as their commitment of other resources. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios.

Performance

The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. For Portfolios that had been in existence for the applicable periods, information on the Portfolios’ investment performance was provided for one, two, three, four, five and ten years. The Trustees also considered the Portfolios’ investment performance in light of the investment objectives and credit parameters applicable to the Portfolios, the investor base the Portfolios are intended to serve, and the steps taken by the Investment Adviser to manage the Portfolios to maintain stable net asset values during the market environments in recent years. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolios. They also considered the Portfolios’ compliance with regulations of the SEC applicable to money market mutual funds and the stability of the Portfolios’ net asset values. Based on the information provided, the Trustees believed that the Portfolios had provided competitive yields in light of their respective investment objectives and policies.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolios’ contractual advisory fee rates; the Portfolios’ total operating expense ratios; the Investment Adviser’s voluntary fee waivers and expense reimbursements with respect to the Portfolios; the Investment Adviser’s contractual commitment to continue certain fee waivers and expense reimbursements for at least one year; the extent of the Investment Adviser’s voluntary expense reimbursements to maintain a positive yield for the Portfolios, and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios. Information on the services rendered by the Investment Adviser to the Portfolios, the fee rates paid by the Portfolios under the Advisory Agreement and the Portfolios’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that, although almost all of the Portfolios’ advisory fee rates after waivers were higher than the Lipper median, each of the Portfolios’ total expense ratios after waiver of advisory fees and reimbursement of expenses was at or below the peer group median determined by Lipper, except for the Government Portfolio’s total expense ratio, which was slightly higher than the peer group median. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reason-ableness of the investment advisory fees paid by the Portfolios.

In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees reviewed the Investment Adviser’s methodology for allocating costs to the Portfolios, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although the Investment Adviser’s methodology was continuously refined, it had remained consistent with that presented to the Trustees in prior years and had previously been reviewed by the Portfolios’ auditors for reasonability. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how these profitability comparisons among advisers may not be meaningful due to the small number of firms in the survey and the numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Economies of Scale

The Trustees considered the fees paid by the Portfolios to the Investment Adviser and its affiliates for custodial, transfer agency, and administration (including contractual reimbursements made by the affiliate performing administration services) services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through the Investment Adviser’s contractual fee waivers and voluntary reimbursement of expenses of the Portfolios to maintain a positive yield, and its affiliate’s contractual expense reimbursements that limit the expenses for the Portfolios to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of its relationship with

MONEY MARKET PORTFOLIOS	68	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2010 (UNAUDITED)

the Portfolios. These benefits included fees received by the affiliates for transfer agency, custodial, administrative and accounting functions. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company.

After deliberation, the Trustees concluded at the Annual Con-tract Meeting with respect to all of the Portfolios that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Port-folios’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

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MONEY MARKET PORTFOLIOS

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MONEY MARKET PORTFOLIOS	70	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

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NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	71	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	72	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	PRIME OBLIGATIONS PORTFOLIO

11	ABBREVIATIONS AND OTHER INFORMATION

12	NOTES TO THE FINANCIAL STATEMENTS

16	FUND EXPENSES

17	TRUSTEES AND OFFICERS

17	APPROVAL OF ADVISORY AGREEMENT

20	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Prime Obligations Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Prime Obligations Portfolio prospectus, which contains more complete information about Northern Institutional Funds Prime Obligations Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC,

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2010 (UNAUDITED)

Amounts in thousands, except per share data	PRIME OBLIGATIONS PORTFOLIO
ASSETS:
Investments, at amortized cost	$4,236,628
Repurchase agreements, at cost which approximates fair value	1,109,861
Cash	547
Interest income receivable	3,927
Receivable for fund shares sold	6,533
Receivable from affiliated administrator	313
Prepaid and other assets	47
Total Assets	5,357,856
LIABILITIES:
Payable for securities purchased	77,142
Distributions payable to shareholders	641
Payable to affiliates:
Investment advisory fees	444
Administration fees	444
Custody and accounting fees	47
Shareholder servicing fees	17
Transfer agent fees	8
Trustee fees	22
Accrued other liabilities	56
Total Liabilities	78,821
Net Assets	$5,279,035
ANALYSIS OF NET ASSETS:
Capital stock	$5,278,947
Accumulated undistributed net realized gain	88
Net Assets	$5,279,035
Net Assets:
Shares	$5,211,126
Service Shares	67,909
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	5,211,003
Service Shares	67,943
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00
Service Shares	1.00

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

Amounts in thousands	PRIME OBLIGATIONS PORTFOLIO
INVESTMENT INCOME:
Interest income	$7,224
EXPENSES:
Investment advisory fees	3,933
Administration fees	2,622
Custody and accounting fees	296
Transfer agent fees	28
Registration fees	33
Printing fees	17
Professional fees	62
Shareholder servicing fees	108
Trustee fees	32
Other	51
Total Expenses	7,182
Less waivers of investment advisory fees	(1,311)
Less expenses reimbursed by investment adviser	(63)
Less expenses reimbursed by administrator	(1,798)
Net Expenses	4,010
Net Investment Income	3,214
NET REALIZED GAINS:
Net realized gains on:
Investments	88
Net Gains	88
Net Increase in Net Assets Resulting from Operations	$3,302

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED) OR FISCAL YEAR ENDED NOVEMBER 30, 2009

	PRIME OBLIGATIONS PORTFOLIO
Amounts in thousands	2010	2009
OPERATIONS:
Net investment income	$3,214	$10,352
Net realized gains (losses) on:
Investments	88	(4,150)
Capital Support Agreement	–	4,151
Net change in unrealized appreciation (depreciation) on:
Investments	–	9,939
Capital Support Agreement	–	(9,939)
Net Increase in Net Assets Resulting from Operations	3,302	10,353
CAPITAL SHARE TRANSACTIONS: (1)
Net increase in net assets resulting from Shares transactions	726,852	2,612,093
Net decrease in net assets resulting from Service Shares transactions	(23,247)	(36,579)
Net Increase in Net Assets Resulting from Capital Share Transactions	703,605	2,575,514
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(3,211)	(11,559)
Total Distributions to Shares Shareholders	(3,211)	(11,559)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(4)	(278)
Total Distributions to Service Shares Shareholders	(4)	(278)
Total Increase in Net Assets	703,692	2,574,030
NET ASSETS:
Beginning of period	4,575,343	2,001,313
End of period	$5,279,035	$4,575,343
Accumulated Undistributed Net Investment Income	$–	$5

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2010(1)	2009(1)		2008		2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS :
Net investment income	–	–		0.03		0.05	0.05	0.03
Net realized and unrealized gains (losses)	–	–		–		–	–	–
Total from Investment Operations	–	–		0.03		0.05	0.05	0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–	–		(0.03)		(0.05)	(0.05)	(0.03)
Total Distributions Paid	–	–		(0.03)		(0.05)	(0.05)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (2)	0.06%	0.43	%(3)	2.58	%(3)	5.23%	4.86%	2.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,211,126	$4,484,188		$1,873,486		$4,425,630	$1,627,181	$828,872
Ratio to average net assets of: (4)
Expenses, net of waivers, reimbursements and credits	0.15%	0.18	%(5)	0.16	%(6)	0.20%	0.20%	0.20%
Expenses, before waivers, reimbursements and credits	0.27%	0.31%		0.29%		0.26%	0.27%	0.29%
Net investment income, net of waivers, reimbursements and credits	0.13%	0.33%		2.73%		5.11%	4.82%	2.97%
Net investment income, before waivers, reimbursements and credits	0.01%	0.20%		2.60%		5.05%	4.75%	2.88%

	SERVICE
Selected per share data	2010(1)	2009(1)		2008		2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–		0.02		0.05	0.04	0.03
Net realized and unrealized gains (losses)	–	–		–		–	–	–
Total from Investment Operations	–	–		0.02		0.05	0.04	0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–	–		(0.02)		(0.05)	(0.04)	(0.03)
Total Distributions Paid	–	–		(0.02)		(0.05)	(0.04)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (2)	0.01%	0.20	%(3)	2.32	%(3)	4.96%	4.59%	2.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$67,909	$91,155		$127,827		$167,473	$154,867	$54,814
Ratio to average net assets of: (4)
Expenses, net of waivers, reimbursements and credits	0.27%	0.43	%(5)	0.42	%(6)	0.46%	0.46%	0.46%
Expenses, before waivers, reimbursements and credits	0.53%	0.57%		0.55%		0.52%	0.53%	0.55%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.08%		2.47%		4.85%	4.56%	2.71%
Net investment income (loss), before waivers, reimbursements and credits	(0.25)%	(0.06)%		2.34%		4.79%	4.49%	2.62%

(1)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Without the value of the Capital Support Agreement, the total return would have been 0.67% and 0.31% for the Shares and Service Shares, respectively, for the fiscal year ended November 30, 2009 and 2.30% and 2.06%, for Shares and Service Shares, respectively, for the fiscal year ended November 30, 2008.
(4)	Annualized for periods less than one year.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $974,000 and $40,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes the Participation Fee of approximately $228,000 and $12,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 19.7%

Non-U.S. Depository Institutions – 19.7%

Abbey National Treasury Services, FRCD,

0.30%, 6/1/10	$35,000	$35,000

Banco Bilbao Vizcaya Argentaria,

0.29%, 7/7/10	25,000	25,000

0.35%, 7/26/10	15,000	15,000

Banco Bilbao Vizcaya Argentaria, London,

0.26%, 6/10/10	20,000	20,000

0.31%, 7/30/10	40,000	40,000

Bank of Nova Scotia, Houston,

0.29%, 6/18/10	30,000	30,000

Bank of Tokyo-Mitsubishi, New York,

0.40%, 6/28/10	30,000	30,000

Barclays Bank, New York Branch,

0.52%, 8/24/10	47,000	47,000

Barclays Bank PLC, FRCD,

0.64%, 6/14/10	25,000	25,000

0.35%, 6/21/10	30,000	30,000

BNP Paribas S.A., London Branch,

0.30%, 7/6/10	15,000	15,000

BNP Paribas S.A., New York Branch,

0.40%, 10/18/10	40,000	40,000

Commonwealth Bank of Australia,

0.31%, 6/29/10	10,000	10,000

Credit Agricole CIB, New York,

0.57%, 8/2/10	45,000	45,000

Credit Agricole S.A., London Branch,

0.35%, 8/20/10	15,000	15,000

Deutsche Bank, New York Branch,

0.36%, 6/30/10	20,000	20,000

0.30%, 7/19/10	20,000	20,000

0.30%, 7/26/10	50,000	50,000

DNB Norway Bank A.S.A., New York Branch,

0.31%, 8/3/10	20,000	20,000

National Australia Bank, London Branch,

0.24%, 6/18/10	65,000	65,000

0.34%, 8/5/10	15,000	15,000

National Australia Bank, New York, FRCD,

0.45%, 6/28/10	10,000	10,000

Rabobank Nederland N.V., New York, FRCD,

0.27%, 6/7/10	10,000	10,000

0.30%, 6/9/10	35,000	35,000

0.34%, 6/18/10	15,000	15,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 19.7% continued

Non-U.S. Depository Institutions – 19.7% continued

Royal Bank of Canada, New York Branch,

0.46%, 6/1/10	$30,000	$30,000

Royal Bank of Scotland, New York Branch,

0.43%, 6/30/10	35,000	35,000

0.50%, 10/12/10	35,000	35,000

Royal Bank of Scotland, Stamford CT Branch,

0.40%, 7/15/10	30,000	30,000

Santander UK PLC, FRCD,

0.35%, 6/25/10	50,000	50,000

Societe Generale, London Branch,

0.26%, 7/6/10	35,000	35,000

Societe Generale, New York, FRCD,

0.36%, 6/25/10	15,000	15,000

Svenska Handelsbanken, Inc., New York Branch,

0.30%, 7/30/10	35,000	35,000

Toronto Dominion Bank, New York, FRCD,

0.30%, 6/10/10	25,000	25,000

Westpac Banking Corp., New York, FRCD,

0.28%, 6/1/10	55,000	55,000

0.29%, 6/1/10	15,000	15,000
Total Certificates of Deposit
(Cost $1,042,000)		1,042,000

COMMERCIAL PAPER – 17.4%

Bank Holding Companies – 0.6%

HSBC USA, Inc.,

0.29%, 6/2/10	30,000	30,000

Chemicals and Allied Products – 0.5%

Pfizer, Inc.,

0.80%, 7/8/10	15,000	14,988

0.81%, 7/16/10	10,000	9,990
		24,978

Electronic and Other Electronic Components – 0.8%

General Electric Capital Services, Inc.,

0.30%, 7/27/10	40,000	39,981

Foreign Agency and Regional Governments – 0.3%

KFW,

0.19%, 6/17/10	15,000	14,999

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 17.4% continued

Multi-Seller Conduits – 14.4%

Atlantic Asset Securitization Corp.,

0.40%, 6/17/10	$50,000	$49,991

Chariot Funding LLC,

0.30%, 6/3/10	45,000	44,999

Charta Corp.,

0.24%, 6/14/10	40,000	39,996

Clipper Receivables Corp.,

0.30%, 7/20/10	40,000	39,984

Corporate Receivables Corp.,

0.31%, 7/22/10	10,000	9,996

0.32%, 7/26/10	30,000	29,985

Enterprise Funding LLC,

0.32%, 6/1/10	65,000	65,000

Gotham Funding Corp.,

0.39%, 6/17/10	25,000	24,996

Jupiter Securitization Corp.,

0.30%, 6/3/10	55,000	54,999

Kitty Hawk Funding Corp.,

0.32%, 6/1/10	50,000	50,000

Liberty Street Funding Co.,

0.25%, 6/1/10	10,000	10,000

0.24%, 6/15/10	20,000	19,998

Regency Markets, Inc.,

0.40%, 6/21/10	50,000	49,989

Sheffield Receivables Corp.,

0.23%, 6/7/10	17,000	16,999

0.23%, 6/8/10	30,000	29,999

Straight-A Funding LLC,

0.29%, 6/3/10	90,000	89,998

0.30%, 6/17/10	10,000	9,999

Thames Asset Global Securitization, Number One, Inc.,

0.39%, 6/10/10	15,000	14,999

0.24%, 6/14/10	15,000	14,999

0.26%, 6/14/10	10,000	9,999

0.38%, 6/18/10	25,000	24,996

0.39%, 6/28/10	10,000	9,997

Thunder Bay Funding, Inc.,

0.22%, 6/7/10	25,000	24,999

Yorktown Capital LLC,

0.32%, 6/1/10	25,000	25,000
		761,917

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 17.4% continued

Non-U.S. Depository Institutions – 0.8%

Lloyds Bank PLC,

0.36%, 7/6/10	$20,000	$19,993

0.30%, 7/28/10	25,000	24,988
		44,981
Total Commercial Paper
(Cost $916,856)		916,856

CORPORATE NOTES/BONDS – 6.1%

Foreign Agency and Regional Governments – 1.4%

KFW,

4.63%, 1/20/11	55,000	56,469

1.88%, 3/15/11	20,000	20,219
		76,688

General Merchandise Stores – 0.9%

Wal-Mart Stores,

5.48%, 6/1/11	45,000	47,143

Insurance Carriers – 0.6%

Berkshire Hathaway, Inc., FRN,

0.35%, 8/10/10	30,000	30,000

Non-U.S. Depository Institutions – 1.5%

Santander US Debt S.A. Unipersonal, FRN, (1)

0.36%, 7/23/10	60,000	60,004

Westpac Banking Corp., FRN, (1)

0.32%, 6/2/10	20,000	20,000
		80,004

Supranational – 1.2%

Inter American Development Bank,

0.47%, 8/2/10	20,000	19,984

0.49%, 8/2/10	1,140	1,139

International Bank for Reconstruction & Development,

0.73%, 6/10/10	20,000	20,000

International Finance Corp.,

4.00%, 6/15/10	22,968	23,000
		64,123

U.S. Depository Institutions – 0.5%

Bank of America N.A., FDIC Gtd., FRN, (2)

0.29%, 6/14/10	25,000	25,000
Total Corporate Notes/Bonds
(Cost $322,958)		322,958

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS – 13.5%

Non-U.S. Depository Institutions – 9.5%

BNP Paribas, Paris,

0.25%, 6/1/10	$100,000	$100,000

Danske Bank, Copenhagen, Denmark,

0.37%, 6/1/10	75,000	75,000

HSBC, Paris, France,

0.31%, 6/1/10	75,000	75,000

Societe Generale, Paris, France,

0.24%, 6/1/10	100,000	100,000

UBS AG, Grand Cayman,

0.22%, 6/1/10	150,000	150,000
		500,000

U.S. Depository Institutions – 4.0%

Citibank, Nassau,

0.23%, 6/1/10	200,000	200,000

JPMorgan Chase Bank, Toronto, Canada,

0.15%, 6/1/10	11,000	11,000
		211,000
Total Eurodollar Time Deposits
(Cost $711,000)		711,000

U.S. GOVERNMENT AGENCIES – 18.9% (3)

Federal Farm Credit Bank – 1.9%

FFCB Bond,

0.56%, 7/1/10	10,000	10,000

FFCB FRN,

0.19%, 6/1/10	40,000	39,992

0.30%, 6/6/10	50,000	50,005
		99,997

Federal Home Loan Bank – 12.7%

FHLB Bonds,

0.55%, 6/10/10	10,000	10,000

0.56%, 6/25/10	12,000	12,000

0.55%, 7/15/10	5,000	5,000

0.60%, 9/17/10	20,000	20,005

0.50%, 5/5/11	20,000	19,994

FHLB Callable Bonds,

0.40%, 12/28/10	10,000	10,000

0.45%, 12/29/10	40,000	39,999

0.50%, 3/7/11	6,667	6,667

0.50%, 3/14/11	30,000	30,000

0.55%, 3/23/11	20,000	20,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 18.9% (3) continued

Federal Home Loan Bank – 12.7% continued

FHLB Callable Bonds, continued

0.57%, 4/13/11	$30,000	$30,000

0.60%, 4/18/11	10,000	10,000

0.63%, 4/21/11	10,000	10,000

0.60%, 5/10/11	25,000	25,000

0.70%, 6/16/11	15,000	15,000

0.75%, 6/21/11	15,000	15,000

FHLB Discount Note,

0.51%, 5/17/11	12,000	11,942

FHLB FRN,

0.22%, 6/1/10	10,000	9,996

0.25%, 6/1/10	175,000	174,985

0.30%, 6/1/10	50,000	50,000

0.25%, 6/12/10	25,000	24,988

0.26%, 6/30/10	30,000	29,987

0.25%, 7/8/10	25,000	25,000

0.25%, 7/27/10	40,000	39,999

0.32%, 8/7/10	25,000	24,985
		670,547

Federal Home Loan Mortgage Corporation – 3.0%

FHLMC FRN,

0.23%, 6/3/10	20,000	19,998

0.22%, 6/10/10	20,000	19,998

0.30%, 6/19/10	40,000	39,968

0.32%, 6/26/10	20,000	19,984

0.25%, 8/4/10	30,000	29,998

0.46%, 8/24/10	10,000	10,000

FHLMC Note,

1.45%, 9/10/10	15,000	15,037
		154,983

Federal National Mortgage Association – 1.3%

FNMA FRN,

0.26%, 6/11/10	25,000	24,985

0.19%, 7/13/10	10,000	9,999

0.30%, 8/5/10	10,000	9,999

FNMA Notes,

3.00%, 7/12/10	10,000	10,028

3.25%, 8/12/10	15,000	15,083
		70,094
Total U.S. Government Agencies
(Cost $995,621)		995,621

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 4.7%

U.S. Treasury Bills – 0.4%

0.50%, 7/1/10	$10,000	$9,996

0.50%, 7/29/10	5,000	4,996

0.45%, 4/7/11	5,000	4,981
		19,973

U.S. Treasury Notes – 4.3%

2.38%, 8/31/10	18,000	18,080

1.25%, 11/30/10	50,000	50,224

0.88%, 1/31/11	60,000	60,153

5.00%, 2/15/11	30,000	30,977

0.88%, 2/28/11	25,000	25,082

4.50%, 2/28/11	20,000	20,615

0.88%, 3/31/11	15,000	15,052

0.88%, 5/31/11	8,000	8,037
		228,220
Total U.S. Government Obligations
(Cost $248,193)		248,193

Investments, at Amortized Cost
($4,236,628)		4,236,628

REPURCHASE AGREEMENTS – 21.0%
(Collateralized at a minimum of 102%) Repurchase Agreements – 21.0% (4)

Bank of America, N.A., dated 5/28/10, repurchase price $830,018

0.20%, 6/1/10	830,000	830,000

Citigroup Global Markets, Inc., dated 5/28/10, repurchase price $109,864

0.21%, 6/1/10	109,861	109,861

Goldman Sachs & Co., dated 5/28/10, repurchase price $170,004

0.20%, 6/1/10	170,000	170,000
Total Repurchase Agreements
(Cost $1,109,861)		1,109,861

Total Investments – 101.3%
(Cost $5,346,489) (5)		5,346,489
Liabilities less Other Assets – (1.3)%		(67,454)
NET ASSETS – 100.0%		$5,279,035

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$76,121	2.70% - 7.00%	9/1/24 - 5/1/40
FNMA	$350,544	3.51% - 9.40%	2/1/19 - 6/1/40
GNMA	$716,492	6.00%	10/20/38

(5)	The cost for federal income tax purposes was $5,346,489.

Percentages shown are based on Net Assets.

At May 31, 2010, the maturity analysis for the Prime Obligations Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	45.1%
2 - 15 Days	14.2
16 - 30 Days	11.3
31 - 60 Days	12.0
61 - 97 Days	5.7
98 - 180 Days	2.1
181 - 270 Days	4.7
271 + Days	4.9

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued MAY 31, 2010 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments, which are carried at fair value, as of May 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Prime Obligations Portfolio	$ —	$5,346,489(1)	$ —	$5,346,489

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2010 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FDIC	Federal Deposit Insurance Corporation	FRCD	Floating Rate Certificates of Deposit
FFCB	Federal Farm Credit Bank	FRN	Floating Rate Notes
FHLB	Federal Home Loan Bank	GNMA	Government National Mortgage Association
FHLMC	Federal Home Loan Mortgage Corporation	Gtd.	Guaranteed
FNMA	Federal National Mortgage Association

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 21 portfolios as of May 31, 2010, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Prime Obligations Portfolio (the “Portfolio”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Portfolio. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio is authorized to offer three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. At May 31, 2010, Shares and Service Shares were outstanding. Premier Shares are not currently offered to investors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under which it purchases securities for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS The Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications were reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset value of the Portfolio. At May 31, 2010, the Portfolio

PRIME OBLIGATIONS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2010 (UNAUDITED)

reclassified approximately $4,000 of undistributed net investment income and $(4,000) of accumulated undistributed net realized gains (or losses).

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

At November 30, 2009, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

Amount in thousands	NOVEMBER 30, 2017
Prime Obligations	$4

The Portfolio may offset future capital gains with this capital loss carryforward.

At November 30, 2009, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

UNDISTRIBUTED ORDINARY INCOME*

Amount in thousands
Prime Obligations	$609

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2009 and 2008 was as follows:

DISTRIBUTED FROM ORDINARY INCOME*

Amounts in thousands	2009	2008
Prime Obligations	$12,823	$104,290

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2006 through November 30, 2009 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 0.15 percent of the Portfolio’s average daily net assets. Prior to April 1, 2010, the investment adviser voluntarily waived 0.05 percent of the advisory fee. The effect of this waiver by the investment adviser for the six months ended May 31, 2010, reduced advisory fees as shown in the accompanying Statement of Operations. Starting April 1, 2010, the investment adviser has contractually agreed to waive a portion of the advisory fees charged to the Portfolio in the same amount that it previously voluntarily waived. The contractual waiver arrangement is expected to continue until at least April 1, 2011. After this date, the investment adviser or the Portfolio may terminate the contractual arrangement.

In addition, the investment adviser may reimburse class-specific and portfolio level expenses of the Portfolio, as necessary. Any such expense reimbursement would be voluntary and could be implemented, increased or decreased, or discontinued at any time. The investment adviser reimbursed class-specific and portfolio level expenses of the Portfolio, as necessary, during the six months ended May 31, 2010. Portfolio level expenses reimbursed by the investment adviser were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by the investment adviser are shown in the accompanying Statement of Operations.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2010, were as follows:

Amounts in thousands	SHARES	SERVICE SHARES
Prime Obligations	$23	$5

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Portfolio has entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are reflected in the Portfolio’s Statement of Operations.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolio at the annual rate of 0.10% of the average daily net assets of the Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest and other extraordinary expenses) (“Expenses”) that exceed on an annualized basis 0.10% of the Portfolio’s average daily net assets. In addition, NTI as Administrator has contractually agreed through at least April 1, 2011 to reimburse an additional portion of the Portfolio’s “Other Operating Expenses” so that the Portfolio’s Expenses do not exceed 0.05% of its average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

The expenses reimbursed during the six months ended May 31, 2010, under such agreements are shown in the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation from the Portfolio under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio and/or Global Tactical Asset Allocation Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service Shares and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25 percent and 0.50 percent of the average daily net asset value of the outstanding Service Shares and Premier Shares, respectively. The shareholder servicing fees are included on the Statement of Operations.

Certain amounts of shareholder servicing fees were reimbursed to the Portfolio by the investment adviser. For further information, please refer to Note 3.

6. BANK BORROWINGS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The agreement will expire on December 9, 2010, unless renewed.

At May 31, 2010, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense.

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2010, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN NET ASSETS
Shares	$12,891,913	$459	$(12,165,520)	$726,852
Service Shares	112,390	—	(135,637)	(23,247)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

PRIME OBLIGATIONS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2010 (UNAUDITED)

Transactions in capital shares for the fiscal year ended November 30, 2009, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$14,083,761	$3,100	$(11,474,768)	$2,612,093
Service Shares	261,660	—	(298,239)	(36,579)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers; b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU 2010-06 and the impact it will have to the Portfolio’s financial statement disclosures.

9. SUBSEQUENT EVENT

Management has evaluated subsequent events for the Portfolio through the date the financial statements were available to be issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FUND EXPENSES	MAY 31, 2010 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2009 through May 31, 2010.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/09 - 5/31/10” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

PRIME OBLIGATIONS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID * 12/1/09 - 5/31/10
Actual	0.15%	$1,000.00	$1,000.60	$0.75
Hypothetical	0.15%	$1,000.00	$1,024.18	$0.76	**
SERVICE SHARES
Actual	0.27%	$1,000.00	$1,000.10	$1.35
Hypothetical	0.27%	$1,000.00	$1,023.59	$1.36	**

*	Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2010. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

PRIME OBLIGATIONS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

TRUSTEES AND OFFICERS	MAY 31, 2010 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the Prime Obligations Portfolio (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolio with Northern Trust Investments, N.A. (“NTI” or “the Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to the Portfolio by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 6-7, 2010 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) expenses borne by the Portfolio; (vi) the Investment Adviser’s profitability; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and (viii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (v) the Investment Adviser’s staffing for the Portfolio and the experience of the portfolio manager and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio. In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. The Trustees also considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include services as the Portfolio’s custodian, transfer agent, and administrator. The Trustees considered the quality of the non-advisory services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. Attention was given to the Investment Adviser’s and its affiliates diligent and expanded risk management processes, including the steps taken to strengthen the credit risk management processes in the past year and to implement the new Securities and Exchange Commission (“SEC”) regulatory requirements for the Portfolio. The Trustees also discussed the Investment Adviser’s continued commitments to address other regulatory compliance requirements applicable to the Portfolio, the compliance oversight program with respect to all of the Portfolio’s service providers, and the continued active involvement of internal audit in reviewing operations related to the Portfolio. The Trustees noted the Investment Adviser’s and its affiliates’ strong financial position, stability and commitment to the Portfolio, as evidenced by their support to the Portfolio to maintain a positive yield during the past year, as well as their commitment of other resources. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

TRUSTEES AND OFFICERS continued	MAY 31, 2010 (UNAUDITED)

Performance

The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. They also compared the investment performance of the Portfolio to the performance of other SEC-registered funds and to rankings and ratings issued by third parties. Information on the Portfolio’s investment performance was provided for one, two, three, four and five years. The Trustees also considered the Portfolio’s investment performance in light of the investment objective and credit parameters applicable to the Portfolio, the investor base the Portfolio is intended to serve, and the steps taken by the Investment Adviser to manage the Portfolio to maintain a stable net asset value during the market environments in recent years. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolio. They also considered the Portfolio’s compliance with SEC regulations applicable to money market mutual funds and the stability of the Portfolio’s net asset value. Based on the information provided, the Trustees believed that the Portfolio had provided competitive yields in light of its investment objective and policies.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolio’s contractual advisory fee rate; the Portfolio’s total operating expense ratio; the Investment Adviser’s voluntary fee waivers and expense reimbursements with respect to the Portfolio; the Investment Adviser’s contractual commitment to continue certain fee waivers and expense reimbursements for at least one year; the extent of the Investment Adviser’s voluntary expense reimbursements to maintain a positive yield for the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. Information on the services rendered by the Investment Adviser to the Portfolio, the fee rate paid by the Portfolio under the Advisory Agreement and the Portfolio’s total operating expense ratio were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio’s fee rate and total operating expense ratio were prepared by Lipper. The Trustees noted that the Portfolio’s advisory fee rate after waivers, and the total expense ratio after waiver of fees and reimbursement of expenses were at or below the peer group medians determined by Lipper. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees reviewed the Investment Adviser’s methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although the Investment Adviser’s methodology was continuously refined, it had remained consistent with what had been presented to the Trustees in prior years and had previously been reviewed by Portfolio’s auditors for reasonability. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how these profitability comparisons among advisers may not be meaningful due to the small number of firms in the survey and the numerous other factors that can affect adviser profitability, including for example, firm structure, different business lines and cost allocation methodology.

Economies of Scale

The Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, and administration services (including contractual reimbursements made by the affiliate performing administration services), and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through the Investment Adviser’s contractual fee waivers and voluntary reimbursements of the Portfolio’s expenses to maintain a positive yield and its contractual expense reimbursements that limit the expenses for the Portfolio to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of its relationship with the Portfolio. These benefits included fees received by the affiliates for transfer agency, administrative, accounting and custodial functions. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolio’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

PRIME OBLIGATIONS PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

PRIME OBLIGATIONS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

9	ABBREVIATIONS AND OTHER INFORMATION

10	NOTES TO THE FINANCIAL STATEMENTS

13	FUND EXPENSES

14	TRUSTEES AND OFFICERS

14	APPROVAL OF ADVISORY AGREEMENT

16	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about Northern Institutional Funds Liquid Assets Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC,

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2010 (UNAUDITED)

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost	$885,991
Repurchase agreements, at cost which approximates fair value	304,989
Cash	5,146
Interest income receivable	639
Receivable from affiliated administrator	9
Prepaid and other assets	19
Total Assets	1,196,793
LIABILITIES:
Payable for securities purchased	12,476
Distributions payable to shareholders	223
Accrued administration fees	110
Trustee fees	20
Accrued other liabilities	20
Total Liabilities	12,849
Net Assets	$1,183,944
ANALYSIS OF NET ASSETS:
Capital stock	$1,184,701
Accumulated undistributed net realized loss	(757)
Net Assets	$1,183,944
Total Shares Outstanding (no par value, unlimited shares authorized)	1,184,701
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	2	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$1,983
EXPENSES:
Investment advisory fees	1,839
Administration fees	736
Custody and accounting fees	95
Printing fees	6
Professional fees	21
Trustee fees	11
Other	11
Total Expenses	2,719
Less waivers of:
Investment advisory fees	(1,839)
Custody fees	(92)
Less expenses reimbursed by administrator	(51)
Less custodian credits	(3)
Net Expenses	734
Net Investment Income	1,249
NET REALIZED GAINS:
Net realized gains on:
Investments	4
Net Gains	4
Net Increase in Net Assets Resulting from Operations	$1,253

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)
OR FISCAL YEAR ENDED NOVEMBER 30, 2009

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2010	2009
OPERATIONS:
Net investment income	$1,249	$5,119
Net realized gains (losses) on:
Investments	4	(3,397)
Capital Support Agreement	–	2,636
Net change in unrealized appreciation (depreciation) on:
Investments	–	8,283
Capital Support Agreement	–	(7,367)
Net Increase in Net Assets Resulting from Operations	1,253	5,274
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from capital share transactions	(228,932)	392,009
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(228,932)	392,009
DISTRIBUTIONS PAID:
From net investment income	(1,249)	(5,307)
Total Distributions Paid	(1,249)	(5,307)
Total Increase (Decrease) in Net Assets	(228,928)	391,976
NET ASSETS:
Beginning of period	1,412,872	1,020,896
End of period	$1,183,944	$1,412,872
Accumulated Undistributed Net Investment Income	$–	$47

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	4	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2010 (UNAUDITED)
OR FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2010	2009		2008		2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	0.01		0.03		0.05	0.05	0.03
Net realized and unrealized gains (losses)	– (2)	–	(2)	–	(2)	–	–	–
Total from Investment Operations	–	0.01		0.03		0.05	0.05	0.03
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	(0.01)		(0.03)		(0.05)	(0.05)	(0.03)
Total Distributions Paid	–	(0.01)		(0.03)		(0.05)	(0.05)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(4)	0.08%	0.60	%(5)	2.64	%(5)	5.34%	4.95%	3.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,183,944	$1,412,872		$1,020,896		$2,798,068	$2,427,279	$2,305,164
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.10%	0.10%		0.10%		0.10%	0.10%	0.10%
Expenses, before waivers, reimbursements and credits	0.37%	0.37%		0.37%		0.37%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.17%	0.52%		2.71%		5.21%	4.88%	3.04%
Net investment income (loss), before waivers, reimbursements and credits	(0.10)%	0.25%		2.44%		4.94%	4.61%	2.77%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share. (3) Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Without the value of the Capital Support Agreement, the total return would have been 1.14% and 2.36% for the fiscal years ended November 30, 2009 and November 30, 2008, respectively.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 22.6%

Non-U.S. Depository Institutions – 22.6%
Abbey National Treasury Services, FRCD, 0.30%, 6/1/10	$15,000	$15,000
Banco Bilbao Vizcaya Argentaria, 0.27%, 6/21/10	5,000	5,000
0.29%, 7/7/10	5,000	5,000
Banco Bilbao Vizcaya Argentaria, London, 0.26%, 6/10/10	10,000	10,000
0.31%, 7/30/10	20,000	20,000
Bank of Nova Scotia, Houston, 0.29%, 6/18/10	3,000	3,000
Barclays Bank, New York Branch, 0.52%, 8/24/10	16,000	16,000
Barclays Bank PLC, FRCD, 0.35%, 6/21/10	10,000	10,000
BNP Paribas S.A., London Branch, 0.30%, 7/6/10	10,000	10,000
Commonwealth Bank of Australia, 0.31%, 6/29/10	5,000	5,000
0.33%, 6/29/10	7,000	7,000
Credit Agricole S.A., London Branch, 0.35%, 8/20/10	10,000	10,000
0.40%, 9/27/10	5,000	5,000
Deutsche Bank, New York Branch, 0.30%, 7/19/10	5,000	5,000
0.30%, 7/26/10	10,000	10,000
DNB Norway Bank A.S.A., New York Branch, 0.31%, 8/3/10	3,000	3,000
National Australia Bank, London Branch, 0.24%, 6/18/10	10,000	10,000
0.25%, 6/30/10	10,000	10,000
0.34%, 8/5/10	5,000	5,000
Rabobank Nederland N.V., New York, FRCD, 0.27%, 6/7/10	10,000	10,000
0.30%, 6/9/10	5,000	5,000
0.34%, 6/18/10	15,000	15,000
Royal Bank of Scotland, New York Branch, 0.50%, 10/12/10	3,000	3,000
Royal Bank of Scotland, Stamford CT Branch, 0.40%, 7/15/10	5,000	5,000
Santander UK PLC, FRCD, 0.35%, 6/25/10	15,000	15,000
Societe Generale, London Branch, 0.26%, 7/6/10	25,000	25,000
Societe Generale, New York, FRCD, 0.36%, 6/25/10	5,000	5,000
Svenska Handelsbanken, Inc., New York Branch, 0.30%, 7/30/10	5,000	5,000
Toronto Dominion Bank, New York, FRCD, 0.30%, 6/10/10	10,000	10,000
Westpac Banking Corp., New York, FRCD, 0.29%, 6/1/10	5,000	5,000
Total Certificates of Deposit
(Cost $267,000)		267,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 11.6%

Bank Holding Companies – 0.4%
HSBC USA, Inc., 0.29%, 6/2/10	$5,000	$5,000
Electronic and Other Electronic Components – 0.4%
General Electric Capital Services, Inc., 0.30%, 7/27/10	5,000	4,998
Foreign Agency and Regional Governments – 0.8%
KFW, 0.19%, 6/17/10	10,000	9,999
Multi-Seller Conduits – 7.9%
Charta Corp., 0.24%, 6/14/10	15,000	14,999
Corporate Receivables Corp., 0.26%, 6/25/10	5,000	4,999
Liberty Street Funding Co., 0.25%, 6/1/10	10,000	10,000
0.24%, 6/15/10	5,000	4,999
LMA Americas LLC, 0.28%, 6/22/10	5,000	4,999
Regency Markets, Inc., 0.40%, 6/16/10	15,000	14,998
Sheffield Receivables Corp., 0.23%, 6/7/10	3,000	3,000
0.23%, 6/8/10	10,000	10,000
Thames Asset Global Securitization, Number One, Inc., 0.24%, 6/14/10	10,000	9,999
0.26%, 6/14/10	10,000	9,999
Thunder Bay Funding, Inc., 0.22%, 6/7/10	5,000	5,000
		92,992

Non-U.S. Depository Institutions – 2.1%
Lloyds Bank PLC, 0.36%, 7/6/10	25,000	24,991
Total Commercial Paper
(Cost $137,980)		137,980

CORPORATE NOTES/BONDS – 3.4%

Foreign Agency and Regional Governments – 0.5%
KFW, 1.88%, 3/15/11	5,000	5,055

General Merchandise Stores – 0.9%
Wal-Mart Stores, 5.48%, 6/1/11	10,000	10,476

Insurance Carriers – 0.4%
Berkshire Hathaway, Inc., FRN, 0.35%, 8/10/10	5,000	5,000

Non-U.S. Depository Institutions – 0.8%
Santander US Debt S.A. Unipersonal, FRN, (1) 0.36%, 7/23/10	5,000	5,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	6	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS – 3.4% continued

Non-U.S. Depository Institutions – 0.8% continued
Westpac Banking Corp., FRN, (1) 0.32%, 6/2/10	$5,000	$5,000
		10,000

U.S. Depository Institutions – 0.8%
Bank of America N.A., FDIC Gtd., FRN, (2) 0.29%, 6/14/10	10,000	10,000
Total Corporate Notes/Bonds
(Cost $40,531)		40,531

EURODOLLAR TIME DEPOSITS – 3.4%

Non-U.S. Depository Institutions – 2.5%
BNP Paribas, Paris, 0.25%, 6/1/10	30,000	30,000

U.S. Depository Institutions – 0.9%
Citibank, Nassau, 0.23%, 6/1/10	10,000	10,000
Total Eurodollar Time Deposits
(Cost $40,000)		40,000

U.S. GOVERNMENT AGENCIES – 25.7% (3)

Federal Farm Credit Bank – 4.2%
FFCB Bond, 0.56%, 7/1/10	5,000	5,000
FFCB FRN, 0.19%, 6/1/10	25,000	24,995
0.30%, 6/6/10	20,000	20,002
		49,997

Federal Home Loan Bank – 16.2%
FHLB Bonds, 0.55%, 6/10/10	3,000	3,000
0.56%, 6/25/10	5,000	5,000
0.55%, 7/15/10	5,000	5,000
0.55%, 7/20/10	8,000	8,000
0.55%, 7/29/10	7,000	7,000
0.50%, 5/5/11	5,000	4,997
FHLB Callable Bonds, 0.50%, 3/7/11	1,000	1,000
0.50%, 3/14/11	7,000	7,000
0.57%, 4/13/11	10,000	10,000
0.60%, 4/18/11	10,000	10,000
0.63%, 4/21/11	5,000	5,000
0.60%, 5/10/11	10,000	10,000
0.75%, 6/21/11	2,000	2,000
FHLB Discount Note, 0.51%, 5/17/11	3,000	2,985
FHLB FRN, 0.22%, 6/1/10	5,000	4,998
0.25%, 6/1/10	60,000	59,997

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 25.7% (3) continued

Federal Home Loan Bank – 16.2% continued

FHLB FRN, continued 0.30%, 6/1/10	$10,000	$10,000
0.25%, 6/12/10	5,000	4,997
0.26%, 6/30/10	10,000	9,996
0.25%, 7/27/10	10,000	10,000
0.32%, 8/7/10	10,000	9,994
		190,964

Federal Home Loan Mortgage Corporation – 3.4%

FHLMC FRN, 0.23%, 6/3/10	10,000	9,999
0.30%, 6/19/10	10,000	9,992
0.32%, 6/26/10	10,000	9,992
0.25%, 8/4/10	10,000	9,999
		39,982

Federal National Mortgage Association – 1.9%

FNMA Discount Notes, 0.51%, 3/28/11	5,000	4,979
0.51%, 3/29/11	5,000	4,979

FNMA FRN, 0.19%, 7/13/10	5,000	5,000
0.30%, 8/5/10	5,000	5,000
FNMA Note, 3.00%, 7/12/10	3,000	3,008
		22,966
Total U.S. Government Agencies
(Cost $303,909)		303,909

U.S. GOVERNMENT OBLIGATIONS – 8.2%

U.S. Treasury Bills – 1.4%

0.50%, 7/1/10	8,000	7,997

0.50%, 7/29/10	5,000	4,996
0.43%, 12/16/10	3,000	2,993
		15,986

U.S. Treasury Notes – 6.8%

2.38%, 8/31/10	26,000	26,116

4.50%, 11/15/10	8,000	8,147

1.25%, 11/30/10	23,000	23,101

0.88%, 1/31/11	5,000	5,010

5.00%, 2/15/11	5,000	5,163

0.88%, 2/28/11	5,000	5,017

0.88%, 3/31/11	5,000	5,017
0.88%, 5/31/11	3,000	3,014
		80,585
Total U.S. Government Obligations
(Cost $96,571)		96,571

Investments, at Amortized Cost
($885,991)		885,991

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 25.7%

Joint Repurchase Agreements – 4.6% (4)

Bank of America Securities LLC, dated 5/28/10, repurchase price $12,220 0.16%, 6/1/10	$12,220	$12,220

Morgan Stanley & Co., Inc., dated 5/28/10, repurchase price $12,220 0.18%, 6/1/10	12,220	12,220

Societe Generale, New York Branch, dated 5/28/10, repurchase price $12,220 0.19%, 6/1/10	12,220	12,220
UBS Securities LLC, dated 5/28/10, repurchase price $18,330 0.19%, 6/1/10	18,329	18,329
		54,989

Repurchase Agreements – 21.1% (5)

Bank of America, N.A., dated 5/28/10, repurchase price $55,001 0.20%, 6/1/10	55,000	55,000
Citigroup Global Markets, Inc., dated 5/28/10, repurchase price $195,005 0.21%, 6/1/10	195,000	195,000
		250,000
Total Repurchase Agreements
(Cost $304,989)		304,989

Total Investments – 100.6%
(Cost $1,190,980) (6)		1,190,980
Liabilities less Other Assets – (0.6)%		(7,036)
NET ASSETS – 100.0%		$1,183,944

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$16,532	2.38% - 6.25%	8/15/23 - 1/15/27
U.S. Treasury Notes	$39,142	0.88% - 3.38%	12/31/10 - 1/15/15

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$55,751	5.20% - 5.33%	8/1/38 - 10/1/38
FNMA	$3,873	4.62%	4/1/38
GNMA	$197,876	4.00% - 6.50%	4/15/25 - 10/15/39

(6) The cost for federal income tax purposes was $1,190,980.

Percentages shown are based on Net Assets.

At May 31, 2010, the maturity analysis for the Liquid Assets Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	40.3%
2 - 15 Days	12.8
16 - 30 Days	13.2
31 - 60 Days	14.9
61 - 97 Days	7.6
98 - 180 Days	1.4
181 - 270 Days	3.1
271 + Days	6.7
Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 — Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 — Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 — Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments, which are carried at fair value, as of May 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio	$ —	$1,190,980 (1)	$ —	$1,190,980

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	8	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2010 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FDIC	Federal Deposit Insurance Corporation
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRCD	Floating Rate Certificates of Deposit
FRN	Floating Rate Notes
GNMA	Government National Mortgage Association
Gtd.	Guaranteed

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable rate securities or the prerefunded date for these types of securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2010 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 21 portfolios as of May 31, 2010, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Liquid Assets Portfolio (the “Portfolio”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Portfolio. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under which it purchases securities for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

The Portfolio and other portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2010, as reflected in its accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS The Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications were reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. These reclassifications may relate to net operating losses, expired capital

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	10	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2010 (UNAUDITED)

loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset value of the Portfolio. At May 31, 2010, the Portfolio reversed a reclassification from November 30, 2009 of approximately $47,000 between undistributed net investment income and accumulated undistributed net realized gain.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

At November 30, 2009, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

Amount in thousands	NOVEMBER 30, 2017
Liquid Assets	$808

The Portfolio may offset future capital gains with this capital loss carryforward.

At November 30, 2009, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amount in thousands	UNDISTRIBUTED ORDINARY INCOME*
Liquid Assets	$247

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2009 and 2008 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2009	2008
Liquid Assets	$6,060	$80,125

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2006 through November 30, 2009 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 0.25 percent of the Portfolio’s average daily net assets. Prior to April 1, 2010, the investment adviser voluntarily waived all of the advisory fee. The effect of this waiver by the investment adviser for the six months ended May 31, 2010, reduced advisory fees as shown in the accompanying Statement of Operations. Starting April 1, 2010, the investment adviser has contractually agreed to waive the advisory fees charged to the Portfolio in the same amount that it previously voluntarily waived. The contractual waiver arrangement is expected to continue until at least April 1, 2011. After this date, the investment adviser or the Portfolio may terminate the contractual arrangement.

As compensation for services rendered as custodian and transfer agent, including the assumption of the expenses related thereto, Northern Trust receives compensation based on a pre-determined schedule of charges approved by the Board of Trustees. Until further notice, Northern Trust has voluntarily agreed to waive all of the custodian and transfer agent fees. The effect of this fee waiver by Northern Trust for the six months ended May 31, 2010, reduced fees as shown in the accompanying Statement of Operations. The Portfolio has entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are reflected in the Portfolio’s Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolio at the annual rate of 0.10 percent of the average daily net assets of the Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, taxes, interest and other extraordinary expenses) that exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2010 (UNAUDITED)

The expenses reimbursed for the six months ended May 31, 2010, under such agreements are shown in the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio and/or Global Tactical Asset Allocation Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. BANK BORROWINGS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The agreement will expire on December 9, 2010, unless renewed.

At May 31, 2010, the Portfolio did not have any outstanding loans.

The Portfolio did not incur any interest expense during the six months ended May 31, 2010.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2010, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN NET ASSETS
Liquid Assets	$2,415,818	$(2,644,750)	$(228,932)

*	The number of shares sold and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2009, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN NET ASSETS
Liquid Assets	$3,943,903	$(3,551,894)	$392,009

*	The number of shares sold and redeemed approximates the dollar amount of transactions.

7. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers; b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU 2010-06 and the impact it will have to the Portfolio’s financial statement disclosures.

8. SUBSEQUENT EVENT

Management has evaluated subsequent events for the Portfolio through the date the financial statements were available to be issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	12	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	MAY 31, 2010 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2009 through May 31, 2010.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/09 - 5/31/10” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/09	ENDING ACCOUNT VALUE 5/31/10	EXPENSES PAID* 12/1/09 - 5/31/10
Actual	0.10%	$1,000.00	$1,000.80	$0.50
Hypothetical	0.10%	$1,000.00	$1,024.43	$0.50	**

*	Expenses are calculated using the Portfolio’s annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2010. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratio and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS	MAY 31, 2010 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the Liquid Assets Portfolio (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolio with Northern Trust Investments, N.A. (“NTI” or “the Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to the Portfolio by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 6-7, 2010 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolio; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) expenses borne by the Portfolio; (vi) the Investment Adviser’s profitability; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and (viii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (iv) the Investment Adviser’s staffing for the Portfolio and the experience of the portfolio manager and other personnel; (v) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vi) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (vii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio. In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include services as the Portfolio’s custodian, transfer agent, and administrator. The Trustees considered the quality of the non-advisory services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. Attention was given to the Investment Adviser’s and its affiliates diligent and expanded risk management processes, including the steps taken to strengthen the credit risk management processes in the past year and to implement the new Securities and Exchange Commission (“SEC”) regulatory requirements for the Portfolio. The Trustees also discussed the Investment Adviser’s continued commitments to address other regulatory compliance requirements applicable to the Portfolio, the compliance oversight program with respect to all of the Portfolio’s service providers, and the continued active involvement of internal audit in reviewing operations related to the Portfolio. The Trustees noted the Investment Adviser’s and its affiliates’ strong financial position, stability and commitment to the Portfolio, as evidenced by their support to the Portfolio to avoid a negative yield during the past year, as well as their commitment of other resources. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	14	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS continued	MAY 31, 2010 (UNAUDITED)

Performance

The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. The Trustees did not consider competitive performance information for the Portfolio as it is privately placed and third party consultants do not provide competitive information for such funds. The Trustees considered the Portfolio’s investment performance in light of the investment objective and credit parameters applicable to the Portfolio, the investor base the Portfolio is intended to serve and the steps taken by the Investment Adviser to manage the Portfolio to maintain a stable net asset value during market environments in recent years. In that regard, they considered the purpose of the Portfolio, which is to serve as a vehicle for securities lending collateral. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolio. They also considered the Portfolio’s compliance with SEC regulations applicable to money market mutual funds and the stability of the Portfolio’s net asset value. Based on the information provided, the Trustees believed that the Investment Adviser was devoting appropriate resources to the performance of the Portfolio.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolio’s contractual advisory fee rate; the Portfolio’s total operating expense ratio; the Investment Adviser’s voluntary fee waivers and expense reimbursements with respect to the Portfolio; the Investment Adviser’s contractual commitment to continue certain fee waivers and expense reimbursements for at least one year; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. Information on the services rendered by the Investment Adviser to the Portfolio, the fee rate paid by the Portfolio under the Advisory Agreement and the Portfolio’s total operating expense ratio were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio’s fee rate and total operating expense ratio were prepared by Lipper. The Trustees noted that the Portfolio’s advisory fee rate after waivers, and the total expense ratio after waiver of fees and reimbursement of expenses were at or below the peer group medians determined by Lipper. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by them. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees reviewed the Investment Adviser’s methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although the Investment Adviser’s methodology was continuously refined, it had remained consistent with what had been presented to the Trustees in prior years and had previously been reviewed by Portfolio’s auditors for reasonability. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how these profitability comparisons among advisers may not be meaningful due to the small number of firms in the survey and the numerous other factors that can affect adviser profitability, including for example, different business lines, firm structure and cost allocation methodology.

Economies of Scale

The Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, and administration services (including contractual reimbursements made by the affiliate performing administration services) and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through the Investment Adviser’s contractual fee waivers with respect to its entire management fee and contractual expense reimbursements that limit the expenses for the Portfolio to a specific level.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of its relationship with the Portfolio. These benefits included fees received by the affiliates for transfer agency, custodial, administrative and accounting services. The Trustees also considered that the Portfolio’s shareholders are predominantly other registered investment companies managed by the Investment Adviser.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolio’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	16	LIQUID ASSETS PORTFOLIO

Item 2.	Code of Ethics.

Not applicable for the reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: August 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: August 6, 2010

By	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: August 6, 2010